    As filed with the Securities and Exchange Commission on February 25, 1999
                                                 Securities Act File No. 2-28097
                                       Investment Company Act File No. 811-01582
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
      PRE-EFFECTIVE AMENDMENT NO.                                            [ ]
      POST-EFFECTIVE AMENDMENT NO. 52                                        [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

      AMENDMENT NO. 38
                        (Check appropriate box or boxes)

                       THE ENTERPRISE GROUP OF FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                    Suite 450
                               3343 Peachtree Road
                             Atlanta, Georgia 30326
                (Address of Principal Executive Office)(Zip Code)

       Registrant's telephone number, including area code: (404) 261-1116

                             Catherine R. McClellan
                                    Suite 450
                            3343 Peachtree Road, N.E.
                           Atlanta, Georgia 30326-1022
                    (Name and Address for Agent for Service)

                                    Copy to:
                              Margery K. Neale, Esq
                     Swidler Berlin Shereff & Friedman, LLP
                                919 Third Avenue
                               New York, NY 10022

      Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

      It is proposed that this filing will become effective (check appropriate box)
                  [ ] immediately upon filing pursuant to paragraph (b)
                  [ ] on (date) pursuant to paragraph (b)
                  [ ] 60 days after filing pursuant to paragraph (a)(1)
                  [X] on May 3, 1999 pursuant to paragraph (a)(1)
                  [ ] 75 days after filing pursuant to paragraph (a)(2)
                  [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

      If appropriate, check the following box:
                  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      THE ENTERPRISE GROUP OF FUNDS, INC.
                                   PROSPECTUS

                            CLASS A, B AND C SHARES

                               DATED MAY 3, 1999


                                  Equity Funds

                                  Growth Fund
                             Growth and Income Fund
                                  Equity Fund
                               Equity Income Fund
                           Capital Appreciation Fund
                           Small Company Growth Fund
                            Small Company Value Fund
                           International Growth Fund
                         Global Financial Services Fund


                                  Income Funds

                           Government Securities Fund
                              High-Yield Bond Fund
                             Tax-Exempt Income Fund


                                 Flexible Fund

                                  Managed Fund


                               Money Market Fund

                               Money Market Fund

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

                               TABLE OF CONTENTS



Introduction......................................................................................................1

Growth Fund.......................................................................................................2

Growth and Income Fund............................................................................................5

Equity Fund.......................................................................................................9

Equity Income Fund...............................................................................................12

Capital Appreciation Fund........................................................................................15

Small Company Growth Fund........................................................................................18

Small Company Value Fund.........................................................................................22

International Growth Fund........................................................................................25

Global Financial Services Fund...................................................................................29

Government Securities Fund.......................................................................................32

High-Yield Bond Fund.............................................................................................36

Tax-Exempt Income Fund...........................................................................................40

Managed Fund.....................................................................................................44

Money Market Fund................................................................................................47

Additional Information about the Funds' Investments and Risks....................................................50
         Equity and Flexible Funds' Investments..................................................................50
         Income Funds' Investments...............................................................................51
         Money Market Fund's Investments.........................................................................52
         Investment Restrictions and Practices...................................................................53
         Risk Terminology........................................................................................55

Shareholder Account Information..................................................................................56
         Selecting a Share Class.................................................................................56
         Class A Shares- Initial Sales Charge Option.............................................................57

         Class B and C Shares- CDSC Options......................................................................58
         Determination of the CDSC...............................................................................58
         Sales Charge Waivers and Reductions.....................................................................59
                  Class A Waivers and Reductions.................................................................59
                  CDSC Waivers...................................................................................60
         Conversion of Class B shares............................................................................61
         Reinstatement Privilege.................................................................................61
         Purchasing, Redeeming and Exchanging Shares.............................................................62

Transaction and Account Policies.................................................................................68
         Valuation of Shares.....................................................................................68
         Execution of Requests...................................................................................69
         Telephone Transactions..................................................................................69
         Exchanges...............................................................................................69
         Share Certificates......................................................................................69
         Small Accounts..........................................................................................70
         Dividends, Distributions and Taxes......................................................................70

Fund Management..................................................................................................72
         The Investment Advisor..................................................................................72
         The Fund Managers.......................................................................................73
         Year 2000 ..............................................................................................78

Financial Highlights.............................................................................................79

                                  INTRODUCTION

         The Enterprise Group of Funds, Inc. is a mutual fund family that offers different classes of shares in separate investment portfolios or Funds. This prospectus relates to Class A, B and C shares of the Funds. The Funds have individual objectives and strategies to offer investors a broad range of investment alternatives.

         Enterprise Capital Management, Inc. (the "Advisor") is the investment advisor to each Fund. The Advisor selects a Fund Manager for each Fund's portfolio on the basis of a number of criteria, including the Fund Manager's reputation, resources and performance results.

         Before investing in any mutual fund, you should consider the general risks involved. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade. Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency. We cannot guarantee that a Fund will achieve its objective. A Fund's objective may not be changed without shareholder approval.

                                  GROWTH FUND

FUND PROFILE

 Investment Objective       Capital appreciation

 Principal Investments      U.S. common stocks of large capitalization companies

 Fund Manager               Montag & Caldwell, Inc.

 Investor Profile           Investors who want the value of their investment to grow but do not need to receive income on their investment.

 Investment Strategies      The Growth Fund invests primarily in U.S. common
                            stocks. The "Growth at a Price," strategy employed
                            by the Fund combines growth and value style
                            investing.  This means that the Fund invests in the
                            stocks of companies with long-term earnings
                            potential but which are currently selling at a
                            discount to their estimated long term value. The
                            Fund's equity selection process is a lower risk,
                            growth stock approach.  Valuation is the key
                            selection criterion which makes the investment style
                            risk adverse.  Also emphasized are growth
                            characteristics to identify companies whose shares
                            are attractively priced and may experience strong
                            earnings growth relative to other companies.

 Principal Risks            As a result of investing primarily in U.S. common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ slightly due to differences in expenses.

         This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

23.05%       -2.27%       41.79%       6.46%        10.59%       -0.99%       39.98%       32.60%       31.76%      30.94%
1989          1990         1991        1992          1993         1994         1995         1996         1997        1998

                                            BEST QUARTER              WORST QUARTER
                                              26.81%                    -15.64%
                                         (DECEMBER 31, 1998)       (SEPTEMBER 30, 1990)

--------------------------------------------------------------------------------------------------------------------
Average Annual Total Returns                                                              Return Since Inception (2)
(as of the calendar year ended        Past One       Past Five         Past Ten           --------------------------
December 31, 1998)                    Year           Years             Years                Fund       S&P 500 (3)
--------------------------------------------------------------------------------------------------------------------
Enterprise Growth
Fund(1)                   Class A     24.64%         24.72%            19.74%
--------------------------------------------------------------------------------------------------------------------
                          Class B     26.20%           N/A               N/A               32.04%          29.22%
--------------------------------------------------------------------------------------------------------------------
                          Class C     29.22%           N/A               N/A               31.91%          31.33%
--------------------------------------------------------------------------------------------------------------------
S&P 500(3)                            28.57%         24.06%            19.21%                    See Above
--------------------------------------------------------------------------------------------------------------------

1.   Includes sales charge.
2. Inception date for Class A shares is September 14, 1987; inception date for Class B shares is May 1, 1995; and inception date for Class C shares is May 1, 1997.
3. This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the US economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower.

FEES AND EXPENSES

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.

Shareholder Fees (paid directly from your investment in the fund)                  Class A     Class B       Class C

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)(1)                                              4.75%        None          None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                None        5.00%2        1.00%(3)

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)

Investment Advisory Fees                                                            0.75%       0.75%         0.75%

Distribution and Service (12b-1) Fees(4)                                            0.45%       1.00%         1.00%

Other Expenses(5)                                                                   0.28%       0.28%         0.29%
                                                                                 ---------------------------------
Total Annual Fund Operating Expenses                                                1.48%       2.03%         2.04%

1. This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
2. This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
3. This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
4. Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

If you redeem your shares at the end of
the period:                                        1 YEAR             3 YEARS            5 YEARS           10 YEARS

Class A                                              $618              $  921             $1,245             $2,159
Class B                                              $706              $1,037             $1,293             $2,217
Class C                                              $ 31              $   64             $  110             $  237

If you do not redeem your shares:

Class A                                              $618              $  921             $1,245             $2,159
Class B                                              $206              $  637             $1,093             $2,217
Class C                                              $ 26              $   64             $  110             $  237

                             GROWTH AND INCOME FUND

FUND PROFILE

  Investment Objective              Total return through capital appreciation with income as a secondary consideration

  Principal Investments             Broadly diversified group of U.S. common stocks of large
                                    capitalization companies

  Fund Manager                      Retirement System Investors Inc.

  Investor Profile                  Investors who want the value of their investment to grow, with the potential of receiving dividend income.

  Investment Strategies             The Growth and Income Fund invests primarily in U.S. common stocks of large capitalization companies.  The Fund principally selects stocks that will appreciate in value, seeking to take advantage of temporary stock price inefficiencies which may be caused by market participants focusing heavily on short-term developments.  In selecting stocks for the Fund, the Fund Manager employs a "value-oriented" strategy.  This means that the Fund
                                    Manager attempts to identify stocks of companies that have greater value than is recognized by the market generally.  The Fund Manager considers a number of factors, such as sales, growth and profitability prospects for the economic sector and markets in which the company operates and for the company's products and services, the company's stock market price, earnings level and projected earnings growth rate.
                                    The Fund Manager compares this information to that of other companies in determining relative value.

  Principal Risks                   The Fund invests primarily in U.S. common stocks. As a result, the
                                    Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ slightly due to differences in expenses.

         This bar chart shows changes in the performance of the Fund's Class A shares and Class Y shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below. Class Y shares are institutional shares and are not offered through this Prospectus. Class Y shares are being shown in the following chart to indicate the Fund's performance since inception. The expenses of Class Y shares are lower than those of Class A shares. Accordingly, if Class A shares had been in existence as long as Class Y shares, returns would be less than those shown for Class Y shares.

                                                                                16.50%
                                                                                1998
                                                    Class A shares

5.11             16.00              5.75              36.20             %24.46             27.65%             17.08%

1992              1993              1994               1995               1996              1997              1998

                                                     Class Y shares


                                  BEST QUARTER                WORST QUARTER
                                    19.50%                       -12.40%
                               (December 31, 1998)          (September 30, 1998)

                                                     (Class Y)



Average Annual Total Returns (as of the calendar year      Past One          Past Five       Return Since
ended December 31, 1998)                                   Year              Years           Inception(2)
                                                                                            ------------------
                                                                                                        S&P
                                                                                             Fund       500(3)
--------------------------------------------------------------------------------------------------------------
Enterprise Growth and Income Fund(1)        Class A           10.95%            N/A            7.57%     21.41
--------------------------------------------------------------------------------------------------------------
                                            Class B           11.95%            N/A            8.09%     21.41
--------------------------------------------------------------------------------------------------------------
                                            Class C           14.95%            N/A           10.83%     21.41
--------------------------------------------------------------------------------------------------------------
                                            Class Y           17.08%          21.79%          18.79%     19.20%
--------------------------------------------------------------------------------------------------------------
S&P 500(3)                                                    28.57%          24.06%             See Above
--------------------------------------------------------------------------------------------------------------

1.   Includes sales charge.
2. Inception date for Classes A, B and C is July 17, 1997. Performance reflects annualized return from July 31, 1997 to December 31, 1998. Inception date for Class Y is May 31, 1991.
3. This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower.

FEES AND EXPENSES

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.

Shareholder Fees (paid directly from your investment in the fund)                  Class A     Class B       Class C

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)(1)                                              4.75%        None          None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                None        5.00%(2)      1.00%(3)

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)

Investment Advisory Fees                                                            0.75%       0.75%         0.75%

Distribution and Service (12b-1) Fees(4)                                            0.45%       1.00%         1.00%

Other Expenses                                                                     [0.73%]     [0.73%]       [0.74%]
                                                                                 ----------------------------------
Total Annual Fund Operating Expenses(5)                                            [1.93%]     [2.48%]       [2.49%]

1. This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
2. This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
3. This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
4. Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
5. Actual Fund expenses are lower than those shown in the table because the Advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class A, Class B and Class C shares are:

                                                              Class A        Class B        Class C

                  Actual Other Expenses                        0.30%          0.30%          0.30%

                  Actual Total Operating Expenses              1.50%          2.05%          2.05%

         The Advisor could discontinue these voluntary reimbursements at any time.

EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

If you redeem your shares at the end of
the period:                                        1 YEAR             3 YEARS            5 YEARS           10 YEARS

Class A                                             $662               $1,052             $1,467           $2,622
Class B                                             $751               $1,173             $1,521           $2,681
Class C                                             $352               $  776             $1,326           $2,826

If you do not redeem your shares:

Class A                                             $662               $1,052             $1,467           $2,622
Class B                                             $251               $  773             $1,321           $2,681
Class C                                             $252               $  776             $1,326           $2,826


                                  EQUITY FUND

FUND PROFILE

  Investment Objective              Long-term capital appreciation

  Principal Investments             U.S. equity securities

  Fund Manager                      OpCap Advisors

  Investor Profile                  Investors who want the value of their investment to grow but do not need to receive income on their investment.

  Investment Strategies             The Equity Fund invests primarily in equity securities of companies that meet the Fund Manager's criteria of high return on investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests.
                                    The Fund Manager selects companies with one or more of the following characteristics: substantial and growing discretionary cash flow, strong shareholder value-oriented management, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value, and undervalued assets.  The Fund Manager also imposes a strict sell discipline to sell the stock once it rises near to the target price.

  Principal Risks                   The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ slightly due to differences in expenses.

         This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

9.38%

1998

                              BEST QUARTER                WORST QUARTER
                                 11.81%                      -11.80%
                           (DECEMBER 31, 1998)          (SEPTEMBER 30, 1998)

-------------------------------------------------------------------------------------------------------------
Average Annual Total Returns                                                       Return Since Inception (2)
(as of the calendar year                                     Past One              --------------------------
ended December 31, 1998)                                     Year                    Fund        S&P 500 (3)
-------------------------------------------------------------------------------------------------------------
Enterprise Equity Fund(1)              Class A                 4.13%                 15.05%        xx.xx%
-------------------------------------------------------------------------------------------------------------
                                       Class B                 4.82%                 15.65%        xx.xx%
-------------------------------------------------------------------------------------------------------------
                                       Class C                 7.98%                 17.97%        xx.xx%
-------------------------------------------------------------------------------------------------------------
S&P 500(3)                                                    28.57%                 31.33%        xx.xx%
-------------------------------------------------------------------------------------------------------------

1.   Includes sales charge.
2.   Inception date for Classes A, B and C is May 1, 1997.
3. This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the US economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower.

FEES AND EXPENSES

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.

Shareholder Fees (paid directly from your investment in the fund)               Class A     Class B        Class C

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)(1)                                           4.75%        None         None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                             None        5.00%(2)     1.00%(3)

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)

Investment Advisory Fees                                                         0.75%       0.75%         0.75%

Distribution and Service (12b-1) Fees(4)                                         0.45%       1.00%         1.00%

Other Expenses                                                                   1.53%       1.54%         1.53%
                                                                                -------------------------------
Total Annual Fund Operating Expenses(5)                                          2.73%       3.29%         3.28%

1. This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
2. This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
3. This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
4. Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

5. ACTUAL FUND EXPENSES ARE LOWER THAN THOSE SHOWN IN THE TABLE BECAUSE THE ADVISOR IS VOLUNTARILY REIMBURSING THE FUND FOR SOME OF ITS EXPENSES. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class A, Class B and Class C shares are:

                                                     Class A        Class B        Class C

         Actual Other Expenses                        0.40%          0.40%          0.40%

         Actual Total Operating Expenses              1.60%          2.15%          2.15%

         The Advisor could discontinue these voluntary reimbursements at any time.

EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

If you redeem your shares at the end of
the period:                                        1 YEAR             3 YEARS            5 YEARS           10 YEARS

Class A                                               $738               $1,282             $1,851            $3,390
Class B                                               $832               $1,413             $1,917            $3,459
Class C                                               $431               $1,010             $1,712            $3,576

If you do not redeem your shares:

Class A                                               $738               $1,282             $1,851            $3,390
Class B                                               $332               $1,013             $1,717            $3,459
Class C                                               $331               $1,010             $1,712            $3,576

                               EQUITY INCOME FUND

FUND PROFILE

  Investment Objective           A combination of growth and income to achieve an above-average and consistent total return

  Principal Investments          Dividend-paying U.S. common stocks

  Fund Manager                   1740 Advisers, Inc.

  Investor Profile               Investors who want the value of their investment to grow, with the potential of receiving dividend income.

  Investment Strategies          The Equity Income Fund invests primarily in dividend-paying U.S. common stocks with dividends that exceed the average for the S&P 500.  The goal is capital appreciation combined with a high level of current income. Dividend yield relative to the S&P 500 average is used as a discipline and measure of value in selecting stocks for the Fund. To qualify for a purchase, a stock's yield must be greater than the S&P
                                 500's yield. The stock must be sold within two quarters after the yield falls below the S&P yield. The effect of this discipline is that a stock whose price rises faster than its dividend increases is sold.

  Principal Risks                The Fund invests primarily in U.S. common stocks. As a result, the
                                 Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

PERFORMANCE INFORMATION

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ slightly due to differences in expenses.

         This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

17.55%       -8.19%       23.56%       8.48%        13.45%       -0.49%       33.40%       17.86%       28.08%      11.07%

1989         1990         1991         1992         1993         1994         1995         1996         1997        1998

                                  BEST QUARTER                    WORST QUARTER
                                      14.94%                         -13.46%
                                 (JUNE 31, 1997)               (SEPTEMBER 30, 1990)

-----------------------------------------------------------------------------------------------------------------
                                                                                        Return Since Inception(2)
                                                                                        -------------------------
Average Annual Total Returns (as of                                                                   S&P 500/
the calendar year ended December 31,            Past One      Past Five     Past Ten                  Barra Value
1998)                                           Year          Years         Years        Fund         Index(3)
-----------------------------------------------------------------------------------------------------------------
Enterprise Equity Income
Fund(1)                             Class A      5.84%        16.22%        13.28%
-----------------------------------------------------------------------------------------------------------------
                                    Class B      6.49%         N/A           N/A         20.10%         23.95%
-----------------------------------------------------------------------------------------------------------------
                                    Class C      9.47%         N/A           N/A         17.34%         22.96%
-----------------------------------------------------------------------------------------------------------------
S&P 500/ Barra Value Index(3)                   28.57%        24.06%        19.21%             See Above
-----------------------------------------------------------------------------------------------------------------

1.   Includes sales charge.
2. Inception date for Class A shares is September 14, 1987; inception date for Class B shares is May 1, 1995 and inception date for Class C shares is May 1, 1997.
3. This unmanaged broad-based index is comprised of S & P companies sorted with low price to book ratios. It includes reinvested dividends.

FEES AND EXPENSES

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.

Shareholder Fees (Paid Directly from Your Investment in the Fund)                  Class A      Class B      Class C
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)(1)                                              4.75%        None         None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                None         5.00%(2)     1.00%(3)

Annual Fund Operating Expenses (Paid Indirectly if you hold Fund Shares)
Investment Advisory Fees                                                            0.75%        0.75%        0.75%
Distribution and Service (12b-1) Fees(4)                                            0.45%        1.00%        1.00%
Other Expenses                                                                      0.38%        0.38%        0.38%
                                                                                    ------------------------------
Total Annual Fund Operating Expenses(5)                                             1.58%        2.13%        2.13%

1. This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
2. This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
3. This sales charge is imposed if you sell Class C shares within one year of your purchase. See "Shareholder Account Information."
4. Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
5. Actual Fund expenses are lower than those shown in the table because the Advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class A, Class B and Class C shares are:

                                                              Class A        Class B        Class C
                  Actual Other Expenses                        0.30%          0.30%          0.30%
                  Actual Total Operating Expenses              1.50%          1.50%          2.05%

         The Advisor could discontinue these voluntary reimbursements at any time.


EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

If you redeem your shares at the end of
the period:                                        1 YEAR             3 YEARS            5 YEARS           10 YEARS
Class A                                             $628               $  950             $1,295            $2,264
Class B                                             $716               $1,067             $1,344            $2,322
Class C                                             $316               $  667             $1,144            $2,462

If you do not redeem your shares:
Class A                                             $628               $  950             $1,295            $2,264
Class B                                             $216               $  667             $1,144            $2,322
Class C                                             $216               $  667             $1,144            $2,462

                            CAPITAL APPRECIATION FUND

FUND PROFILE

Investment Objective       Maximum capital appreciation

Principal Investments      U.S. common stocks of companies that demonstrate
                           accelerating earnings momentum and consistently
                           strong financial characteristics

Fund Manager               Provident Investment Counsel, Inc.

Investor Profile           Investors who want the value of their investment to
                           grow but do not need to receive income on their
                           investment and are willing to accept the increased
                           risk associated with more aggressive investment
                           strategies.

Investment Strategies      The Capital Appreciation Fund invests in U.S. common
                           stocks of companies that demonstrate accelerating
                           earnings momentum and consistently strong financial
                           characteristics. The Fund Manager's criteria for
                           stock selection include: (a) steadily increasing
                           earnings; and (b) a three-year average performance
                           record of sales, earnings, dividend growth, pretax
                           margins, return on equity and reinvestment rate at an
                           aggregate average of 1.5 times the average
                           performance of the S&P 500 for the same period. The
                           Fund Manager selects stocks of small, medium and
                           large capitalization companies in an attempt to
                           achieve an average capitalization of portfolio
                           companies that is less than the average
                           capitalization of the S&P 500. The potential for
                           maximum capital appreciation is the basis for
                           investment decisions; any income is incidental.

Principal Risks            The Fund's investment universe consists of large,
                           medium and small capitalization common stocks. As a
                           result, the Fund is subject to the risk that stock
                           prices will fall over short or extended periods of
                           time. Stock markets tend to move in cycles, with
                           periods of rising prices and periods of falling
                           prices. This price volatility is the principal risk
                           of investing in the Fund. In addition, small- to
                           mid-sized companies may be more vulnerable to adverse
                           business or economic events than larger, more
                           established companies. In particular, these companies
                           may have somewhat limited product lines, markets and
                           financial resources, and may depend upon a relatively
                           small-to medium-sized management group.

PERFORMANCE INFORMATION

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ slightly due to differences in expenses.

         This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

34.27%       3.84%       59.04%        5.83%        5.71%       (3.46)%      25.70%       16.52%       20.27%      30.15%
 1989        1990         1991         1992         1993         1994         1995         1996         1997        1998

                                BEST QUARTER                    WORST QUARTER
                                   25.35%                          -17.81%
                             (DECEMBER 31, 1998)             (SEPTEMBER 30, 1990)

------------------------------------------------------------------------------------------------------------------------
                                                                                             Return Since Inception(2)
                                                                                          ------------------------------
                                                                                                            S&P 500/
Average Annual Total Returns (as                                                                            Barra Growth
of the calendar year ended                  Past One        Past Five      Past Ten                         Index(3)
December 31, 1998)                          Year            Years          Years          Fund
------------------------------------------------------------------------------------------------------------------------
Enterprise Capital Appreciation
Fund(1)                         Class A     23.98%          16.09%         17.99%
------------------------------------------------------------------------------------------------------------------------
                                Class B     25.44%           N/A            N/A           22.47%            34.27%
------------------------------------------------------------------------------------------------------------------------
                                Class C     28.60%           N/A            N/A           31.82%            39.09%
------------------------------------------------------------------------------------------------------------------------
S&P 500/Barra Growth Index(3)               42.15%          27.94%         21.35%                See Above
------------------------------------------------------------------------------------------------------------------------

1.   Includes sales charge.
2. Inception date for Class A shares is September 14, 1987; inception date for Class B shares is May 1, 1995 and inception date for Class C shares is May 1, 1997.
3. This unmanaged broad-based index is comprised of U.S. common stocks in the S & P 500 with high price to book ratios. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower.


FEES AND EXPENSES

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.

Shareholder Fees (paid directly from your investment in a fund)                    Class A     Class B       Class C
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)(1)                                              4.75%       None          None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                None        5.00%(2)      1.00%(3)

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
investment Advisory Fees                                                            0.75%       0.75%         0.75%
Distribution and Service (12b-1) Fees(4)                                            0.45%       1.00%         1.00%
Other Expenses                                                                      0.32%       0.33%         0.36%
                                                                                    ------------------------------
Total Annual Fund Operating Expenses                                                1.52%       2.08%         2.11%

1. This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
2. This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
3. This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
4. Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

If you redeem your shares at the end of
the period:                                        1 YEAR             3 YEARS            5 YEARS           10 YEARS
Class A                                            $622               $  932              $,1265            $2,201
Class B                                            $711               $1,052              $,1319            $2,267
Class C                                            $314               $  661              $1,134            $2,441

If you do not redeem your shares:
Class A                                            $622               $  932              $1,265            $2,201
Class B                                            $211               $  652              $1,119            $2,267
Class C                                            $214               $  661              $1,134            $2,441

                            SMALL COMPANY GROWTH FUND

FUND PROFILE

Investment Objective       Capital appreciation

Principal Investments      U.S. common stocks of small capitalization companies

Fund Manager               William D. Witter, Inc.

Investor Profile           Investors who want an increase in the value of their
                           investment without regard to income; are willing to
                           accept the increased risk of investing in small
                           company stocks for the possibility of higher returns;
                           and want to diversify their portfolio to include
                           small company stocks.

Investment Strategies      The Small Company Growth Fund invests primarily in
                           common stocks of small capitalization companies with
                           above-average growth characteristics that are
                           reasonably valued. The Fund Manager uses a
                           disciplined approach in evaluating growth companies.
                           It relates the expected growth rate in earnings to
                           the price-earnings ratio of the stock. Generally, the
                           Fund Manager will not buy a stock if the
                           price-earnings ratio exceeds the growth rate. By
                           using this valuation parameter, the Fund Manager
                           believes it moderates some of the inherent volatility
                           in the small capitalization sector of the market.
                           Securities will be sold when the Fund Manager
                           believes the stock price exceeds the valuation
                           criteria, or when the stock appreciates to a point
                           where it is substantially overweighted in the
                           portfolio, or when the company no longer meets
                           expectations. The Fund Manager's goal is to hold a
                           stock for a minimum of one year but this may not
                           always be feasible and there may be times when
                           short-term gains or losses will be realized.

Principal Risks            The Fund invests primarily in small capitalization
                           common stocks. As a result, the Fund is subject to
                           the risk that stock prices will fall over short or
                           extended periods of time. Stock markets tend to move
                           in cycles, with periods of rising prices and periods
                           of falling prices. This price volatility is the
                           principal risk of investing in the Fund. In addition,
                           small-sized companies may be more vulnerable to
                           adverse business or economic events than larger, more
                           established companies. In particular, small-sized
                           companies may have limited product lines, markets and
                           financial resources, and may depend upon a relatively
                           small management group.

PERFORMANCE INFORMATION

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ slightly due to differences in expenses.

         This bar chart shows changes in the performance of the Fund's Class A shares and Class Y shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below. Class Y shares are institutional shares and are not offered through this Prospectus. Class Y shares are being shown in the following chart to indicate the Fund's performance since inception. The expenses of Class Y shares are lower than those of Class A shares. Accordingly, if Class A shares had been in existence as long as Class Y shares, returns would be less than those shown for Class Y shares.

                                                                                                          (4.06)%
                                                                                                           1998
                                                         (Class A)

16.67%            25.73%            10.37%            39.56%            27.77%           9.95%             (3.76)%

1992              1993              1994              1995              1996             1997              1998
                                                         (Class Y)

                                       BEST QUARTER                WORST QUARTER
                                          27.19%                     -24.36%
                                    (December 31, 1998)         (September 30, 1998)
                                                       (Class Y)

------------------------------------------------------------------------------------------------------------------
                                                                                                 Return Since
                                                                                                 Inception(2)
                                                                                                 -----------------
Average Annual Total Returns (as of the calendar year          Past One          Past Five                 Russell
ended December 31, 1998)                                       Year              Years           Fund      2000(3)
------------------------------------------------------------------------------------------------------------------
Enterprise Small Company Growth Fund(1)           Class A      (8.63)%            N/A            (8.54)%     2.37%
------------------------------------------------------------------------------------------------------------------
                                                  Class B      (8.93)%            N/A            (9.15)%     2.37%
------------------------------------------------------------------------------------------------------------------
                                                  Class C      (5.71)%            N/A            (6.00)%     2.37%
------------------------------------------------------------------------------------------------------------------
                                                  Class Y      (3.76)%           15.80%           18.75%    13.74%
------------------------------------------------------------------------------------------------------------------
Russell 2000(3)                                                (2.56)%           11.86%               See Above
------------------------------------------------------------------------------------------------------------------

1.       Includes sales charge.

2. Inception date for Classes A, B and C is July 17, 1997. Performance reflects annualized return from July 31, 1997 to December 31, 1998. Inception date for Class Y shares is May 31, 1995.
3. This unmanaged broad-based index measures the performance of 2,000 small capitalization companies. As of the latest reconstitution, the average market capitalization was approximately $592.0 million and the largest company in the index had an approximate market capitalization of $1,402.7 million. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower.

FEES AND EXPENSES

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.

Shareholder Fees (paid directly from your investment in the fund)                   Class A       Class B     Class C
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)(1)                                              4.75%         None        None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                None          5.00%(2)    1.00%(3)

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
Investment Advisory Fees                                                            1.00%         1.00%       1.00%
Distribution and Service (12b-1) Fees(4)                                            0.45%         1.00%       1.00%
Other Expenses                                                                      1.21%         1.24%       1.24%
                                                                                   -----------------------------------
Total Annual Fund Operating Expenses(5)                                             2.66%         3.24%       3.24%

1. This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
2. This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
3. This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
4. Includes a service fee of .25% of average net assets for Class B and Class C shares. Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
5. Actual Fund expenses are lower than those shown in the table because the Advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class A, Class B and Class C shares are:

                                                              Class A        Class B        Class C
                  Actual Other Expenses                        0.40%          0.40%          0.40%
                  Actual Total Operating Expenses              1.85%          2.40%          2.40%

         The Advisor could discontinue these voluntary reimbursements at any time.

EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


If you redeem your shares at the end of
the period:                                        1 YEAR             3 YEARS            5 YEARS           10 YEARS
Class A                                               $731               $1,262             $1,818             $3,326
Class B                                               $827               $1,398             $1,893             $3,408
Class C                                               $427               $  998             $1,693             $3,540

If you do not redeem your shares:
Class A                                               $731               $1,262             $1,818             $3,326
Class B                                               $327               $  998             $1,693             $3,408
Class C                                               $327               $  998             $1,693             $3,540

                            SMALL COMPANY VALUE FUND

FUND PROFILE

Investment Objective       Maximum capital appreciation

Principal Investments      U.S. common stocks of small capitalization companies

Fund Manager               GAMCO Investors, Inc.

Investor Profile           Investors who want an increase in the value of their
                           investment without regard to income; are willing to
                           accept the increased risk of investing in small
                           company stocks for the possibility of higher returns;
                           and want to diversify their portfolio to include
                           small company stocks.

Investment Strategies      The Small Company Value Fund invests primarily in
                           common stocks of small capitalization companies that
                           the Fund Manager believes are undervalued -- that is,
                           the stock's market price does not fully reflect the
                           company's value. The Fund Manager uses a proprietary
                           research technique to determine which stocks have a
                           market price that is less than the "private market
                           value." The Fund Manager then determines whether
                           there is an emerging valuation catalyst that will
                           focus investor attention on the underlying assets of
                           the company and increase the market price. Smaller
                           companies may be subject to a valuation catalyst such
                           as increased investor attention, takeover efforts or
                           a change in management.

Principal Risks            The Fund invests primarily in small capitalization
                           common stocks. As a result, the Fund is subject to
                           the risk that stock prices will fall over short or
                           extended periods of time. Stock markets tend to move
                           in cycles, with periods of rising prices and periods
                           of falling prices. This price volatility is the
                           principal risk of investing in the Fund. In addition,
                           small-sized companies may be more vulnerable to
                           adverse business or economic events than larger, more
                           established companies. In particular, small-sized
                           companies may have limited product lines, markets and
                           financial resources, and may depend upon a relatively
                           small management group.

PERFORMANCE INFORMATION

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ slightly due to differences in expenses.

         This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

5.92%                0.34%               9.29%                11.28%              44.24%               5.15%

1993                 1994                1995                  1996                1997                1998

                                  BEST QUARTER                   WORST QUARTER
                                     18.94%                         (17.01)%
                                (JUNE 30, 1997)              (SEPTEMBER 30, 1998)

---------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (as of                                              Return Since Inception(2)
the calendar year ended December 31,        Past One          Past Five       ---------------------------------
1998)                                       Year              Years           Fund              Russell 2000(3)
---------------------------------------------------------------------------------------------------------------
Enterprise Small Company
Value Fund(1)                   Class A       0.11%           12.02%          12.62%            11.81%
---------------------------------------------------------------------------------------------------------------
                                Class B       0.44%            N/A            16.34%            14.96%
---------------------------------------------------------------------------------------------------------------
                                Class C       4.03%            N/A            23.10%            14.52%
---------------------------------------------------------------------------------------------------------------
Russell 2000(3)                             (2.56)%           11.86%                     See Above
---------------------------------------------------------------------------------------------------------------

1.       Includes sales charge.
2. Inception date for Class A shares is October 1, 1993; inception date for Class B shares is May 1, 1995; inception date for Class C shares is May 1, 1997.
3. This unmanaged broad-based index measures the performance of 2,000 small capitalization companies. As of the latest reconstitution, the average market capitalization was approximately $592.0 million and the largest company in the index had an approximate market capitalization of $1,402.7 million. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower.

Fees and Expenses

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.

Shareholder Fees (paid directly from your investment in the fund)                   Class A     Class B      Class C

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)(1)                                               4.75%       None         None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                 None        5.00%(2)     1.00%(3)

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)

Investment Advisory Fees                                                             0.75%       0.75%        0.75%
Distribution and Service (12b-1) Fees(4)                                             0.45%       1.00%        1.00%
Other Expenses                                                                       0.65%       0.66%        0.65%
                                                                                    --------------------------------
Total Annual Fund Operating Expenses(5)                                              1.85%       2.41%        2.40%

1. This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
2. This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
3. This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
4. Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
5. Actual Fund expenses are lower than those shown in the table because the Advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class A, Class B and Class C shares are:

                                                              Class A        Class B        Class C

                  Actual Other Expenses                        0.55%          0.55%          0.55%

                  Actual Total Operating Expenses              1.75%          2.30%          2.30%

         The Advisor could discontinue these voluntary reimbursements at any time.

EXAMPLE
         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

If you redeem your shares at the end of
the period:                                        1 YEAR             3 YEARS            5 YEARS           10 YEARS

Class A                                               $654               $1,029             $1,428             $2,541
Class B                                               $744               $1,151             $1,485             $2,608
Class C                                               $343               $  748             $1,280             $2,736
If you do not redeem your shares:
Class A                                               $654               $1,029             $1,428             $2,541
Class B                                               $244               $  751             $1,285             $2,608
Class C                                               $243               $  748             $1,280             $2,736

                            INTERNATIONAL GROWTH FUND

FUND PROFILE

Investment Objective       Capital appreciation

Principal Investments      Non-U.S. equity securities

Fund Manager               Vontobel USA Inc.

Investor Profile           Investors who want an increase in the value of their
                           investment without regard to income and are willing
                           to accept the increased risk of international
                           investing for the possibility of higher returns.

Investment Strategies      The International Growth Fund invests primarily
                           in non-U.S. equity securities that the Fund Manager
                           believes are undervalued. The Fund Manager uses an
                           approach that involves top-down country allocation
                           combined with bottom-up stock selection. The Fund
                           Manager looks for companies that are good predictable
                           businesses selling at attractive prices relative to
                           an estimate of intrinsic value. The Fund Manager
                           diversifies investments amongst European, Australian
                           and Far East ("EAFE") markets.

Principal Risks            The Fund invests primarily in common stocks of foreign
                           companies. As a result, the Fund is subject to the
                           risk that stock prices will fall over short or
                           extended periods of time. Stock markets tend to move
                           in cycles, with periods of rising prices and periods
                           of falling prices. This price volatility is the
                           principal risk of investing in the Fund. In addition,
                           investments in foreign markets may be more volatile
                           than investments in U.S. markets. Diplomatic,
                           political or economic developments may cause foreign
                           investments to lose money. The value of the U.S.
                           dollar may rise, causing reduced returns for U.S.
                           persons investing abroad. A foreign country may not
                           have the same accounting and financial reporting
                           standards as the U.S. Foreign stock markets, brokers
                           and companies are generally subject to less
                           supervision and regulation than their U.S.
                           counterparts. Emerging markets securities may be even
                           more susceptible to these risks.

PERFORMANCE INFORMATION

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ slightly due to differences in expenses.

         This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

17.55%       (15.37)%      12.91%       (0.93)%      36.05%      (2.82)%       15.17%       12.32%       4.75%       14.28%

 1989          1990         1991        1992          1993        1994          1995         1996        1997         1998

                                  BEST QUARTER                  WORST QUARTER
                                     17.44%                         -18.21%
                              (DECEMBER 31, 1998)            (SEPTEMBER 30, 1990)

-----------------------------------------------------------------------------------------------------------------------
                                                                                              Return Since Inception(2)
Average Annual Total Returns (as                                                             --------------------------
of the calendar year ended                  Past One        Past Five      Past Ten                           MSCI EAFE
December 31, 1998)                          Year            Years          Years             Fund             Index(3)
-----------------------------------------------------------------------------------------------------------------------
Enterprise International Growth
Fund(1)                         Class A     8.87%           7.47%          8.06%
-----------------------------------------------------------------------------------------------------------------------
                                Class B     9.57%            N/A            N/A              11.17%           8.80%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                              Return Since Inception(2)
Average Annual Total Returns (as                                                             --------------------------
of the calendar year ended                  Past One        Past Five      Past Ten                           MSCI EAFE
December 31, 1998)                          Year            Years          Years             Fund             Index(3)
-----------------------------------------------------------------------------------------------------------------------
                               Class C      12.64%           N/A            N/A              9.30%            13.44%
-----------------------------------------------------------------------------------------------------------------------
                    MSCI EAFE Index(3)      20.00%          9.19%          5.54%                    See Above
-----------------------------------------------------------------------------------------------------------------------

1.   Includes sales charge.
2. Inception date for Class A shares is September 14, 1987; inception date for Class B shares is May 1, 1995; and inception date for Class C shares is May 1, 1997.
3. The Morgan Stanley Capital International Europe, Australia and the Far East (MSCI EAFE) Index is a market capitalization weighted, equity index comprised of 1,032 companies that are representative of the market structure of 20 countries, excluding the United States, Canada and other regions such as Latin America. Constituent stocks are selected on the basis of industry representation, liquidity and sufficient float.

FEES AND EXPENSES

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.

Shareholder Fees (paid directly from your investment in the fund)                  Class A      Class B      Class C

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)(1)                                              4.75%         None         None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                 None        5.00%(2)     1.00%(3)

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
Investment Advisory Fees                                                            0.85%        0.85%        0.85%
Distribution and Service (12b-1) Fees(4)                                            0.45%        1.00%        1.00%
Other Expenses                                                                      0.81%        0.82%        0.82%
                                                                                   -----------------------------------
Total Annual Fund Operating Expenses(5)                                             2.11%        2.66%        2.67%

1. This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
2. This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
3. This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
4. Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
5. Actual fund expenses are lower than those shown in the table because the advisor is voluntarily reimbursing the fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class A, Class B and Class C shares are:

                                                              Class A        Class B        Class C

                  Actual Other Expenses                        0.70%          0.70%          0.70%

                  Actual Total Operating Expenses              2.00%          2.55%          2.55%

         The Advisor could discontinue these voluntary reimbursements at any time.

EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

If you redeem your shares at the end of
the period:                                        1 YEAR             3 YEARS            5 YEARS           10 YEARS

Class A                                               $  679             $1,104             $1,555             $2,800
Class B                                               $  769             $1,226             $1,610             $2,860
Class C                                               $  370             $  829             $1,415             $3,003
If you do not redeem your shares:
Class A                                               $  679             $1,104             $1,555             $2,800
Class B                                               $  269             $  826             $1,410             $2,860
Class C                                               $  169             $  523             $  902             $1,965

                         GLOBAL FINANCIAL SERVICES FUND

FUND PROFILE

Investment Objective       Capital appreciation

Principal Investments      Common stocks of domestic and foreign financial
                           services companies

Fund Manager               Sanford C. Bernstein & Co., Inc.

Investor Profile           Investors who want an increase in the value of their
                           investment without regard to income; want investment
                           in the global financial services sector; and are
                           willing to accept the increased risk of international
                           investing for the possibility of higher returns.

Investment Strategies      The Global Financial Services Fund invests primarily
                           in the domestic and foreign financial services
                           industry by normally investing in companies domiciled
                           in the U.S. and at least three other countries. The
                           Fund considers a financial services company to be a
                           firm that in its most recent fiscal year either (i)
                           derived at least 50% of its revenues or earnings from
                           financial services activities, or (ii) devoted at
                           least 50% of its assets to such activities. Financial
                           services companies provide financial services to
                           consumers and businesses and include the following
                           types of U.S. and foreign firms: commercial banks,
                           thrift institutions and their holding companies;
                           consumer and industrial finance companies;
                           diversified financial services companies; investment
                           banks; securities brokerage and investment advisory
                           firms; financial technology companies; real
                           estate-related firms; leasing firms; credit card
                           companies; government sponsored financial
                           enterprises; investment companies; insurance
                           brokerages; and various firms in all segments of the
                           insurance industry such as multi-line property and
                           casualty, life insurance companies and insurance
                           holding companies. The Fund Manager selects
                           securities by combining fundamental and quantitative
                           research to identify securities of financial services
                           companies that are attractively priced relative to
                           their expected returns. Its research analysts employ
                           a long-term approach to forecasting the earnings and
                           growth potential of companies and attempt to
                           construct global portfolios that produce maximum
                           returns at a given risk level.

Principal Risks            The Fund invests primarily in common stocks of
                           foreign companies. As a result, the Fund is subject
                           to the risk that stock prices will fall over short or
                           extended periods of time. Stock markets tend to move
                           in cycles, with periods of rising prices and periods
                           of falling prices. This price volatility is a
                           principal risk of investing in the Fund. In addition,
                           investments in foreign markets may be more volatile
                           than investments in U.S. markets. Diplomatic,
                           political or economic developments may cause foreign
                           investments to lose money. The value of the U.S.
                           dollar may rise, causing reduced returns for U.S.
                           persons investing abroad. A foreign country may not
                           have the same accounting and financial reporting
                           standards as the U.S. Foreign stock markets, brokers
                           and companies are generally subject to less
                           supervision and regulation than their U.S.
                           counterparts. Emerging markets securities may be even
                           more susceptible to these risks. Because the Fund
                           concentrates in a single sector, its performance is
                           largely dependent on the sector's performance, which
                           may differ from that of the overall stock market.
                           Generally, the financial services industry is
                           extremely sensitive to fluctuations in interest
                           rates. Moreover, while rising interest rates will
                           cause a decline in the value of any debt securities
                           the Fund holds, falling interest rates or
                           deteriorating economic conditions can adversely
                           affect the performance of financial services
                           companies' stock. Both foreign and domestic financial
                           services companies are affected by government
                           regulation or market intervention, which may limit
                           their activities and affect their profitability. Some
                           financial services companies, e.g., insurance
                           companies, are subject to severe market share
                           competition and price competition.

FEES AND EXPENSES

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.

Shareholder Fees (paid directly from your investment in the fund)                  Class A     Class B       Class C

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)(1)                                              4.75%       None          None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                None        5.00%(2)      1.00%(3)

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
Investment Advisory Fees                                                            0.85%       0.85%         0.85%

Distribution and Service (12b-1) Fees(4)                                            0.45%       1.00%         1.00%
Other Expenses                                                                     [0.45%]     [0.45%]       [0.45%]
                                                                                   ---------------------------------
Total Annual Fund Operating Expenses(5)                                            [1.75%]     [1.75%]       [1.75%]

1. This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
2. This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
3. This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
4. Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
5. Actual Fund expenses are lower than those shown in the table because the Advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class A, Class B and Class C shares are:

                                                              Class A        Class B        Class C
                  Actual Other Expenses                        0.45%          0.45%          0.45%

                  Actual Total Operating Expenses              1.75%          2.30%          2.30%

         The Advisor could discontinue these voluntary reimbursements at any time.

EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

If you redeem your shares at the end of
the period:                                        1 YEAR             3 YEARS            5 YEARS           10 YEARS
Class A                                            $1,097             $2,311             $3,487             $6,269
Class B                                            $1,228             $2,538             $3,699             $6,490
Class C                                            $  736             $1,885             $3,098             $5,982

If you do not redeem your shares:
Class A                                            $1,097             $2,311             $3,487             $6,269
Class B                                            $  741             $2,167             $3,523             $6,490
Class C                                            $  637             $1,885             $3,098             $5,982

                           GOVERNMENT SECURITIES FUND

FUND PROFILE

Investment Objective       Current income and safety of principal

Principal Investments      Securities that are obligations of the U.S.
                           Government, its agencies or instrumentalities

Fund Manager               TCW Funds Management, Inc.

Investor Profile           Conservative investors who want to receive income
                           from their investment

Investment Strategies      The Government Securities Fund invests primarily in
                           securities that are obligations of the U.S.
                           Government, its agencies or instrumentalities. The
                           Fund's investments may include securities issued by
                           the U.S. Treasury, such as treasury bills, treasury
                           notes and treasury bonds. In addition, the Fund may
                           invest in securities that are issued or guaranteed by
                           agencies and instrumentalities of the U.S.
                           Government. Securities issued by agencies or
                           instrumentalities may or may not be backed by the
                           full faith and credit of the United States.
                           Securities issued by the Government National Mortgage
                           Association ("GNMA Certificates") are examples of
                           full faith and credit securities. Agencies or
                           instrumentalities whose securities are not backed by
                           the full faith and credit of the United States
                           include the Federal National Mortgage Association
                           (Fannie Mae) and Federal Home Loan Mortgage Corp.
                           (Freddie Mac). To a limited extent, the Fund may
                           invest in mortgage-backed securities, including
                           collateralized mortgage obligations ("CMOs"). The
                           Fund may concentrate from time to time in different
                           U.S. Government securities in order to obtain the
                           highest available level of current income and safety
                           of principal.

Principal Risks            The Government Securities Fund invests primarily in
                           U.S. Government debt securities. As a result, the
                           Fund is subject to the risk that the prices of debt
                           securities will decline due to rising interest rates.
                           This risk is greater for long-term debt securities
                           than for short-term debt securities. To the extent
                           that the Fund invests in mortgage-backed securities,
                           it is subject to additional risk. A mortgage-backed
                           security pools all interest and principal payments
                           from the underlying mortgages and pays it to the
                           security's owner. The mortgages underlying
                           mortgage-backed securities may mature or be paid off
                           before the stated maturity date. This has a number of
                           drawbacks. First, the Fund may lose money on its
                           investment. Second, the monthly income payments to
                           the Fund may fluctuate. Third, the Fund cannot
                           predict the maturity of its investment with
                           certainty. Fourth, the Fund would invest any
                           resulting proceeds elsewhere, generally at a lower
                           interest rate.

PERFORMANCE INFORMATION

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ slightly due to differences in expenses.

         This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

10.01%       9.41%        12.58%       9.93%        9.27%       (7.80)%       19.00%       6.29%        8.39%       6.82%

 1989        1990          1991        1992         1993         1994          1995        1996         1997        1998

                                  BEST QUARTER                   WORST QUARTER
                                      6.08%                          5.16%
                                (MARCH 31, 1995)                (JUNE 30, 1994)





-----------------------------------------------------------------------------------------------------------------------
                                                                                             Return Since Inception(2)
                                                                                            ---------------------------
                                                                                                          Lehman
                                                                                                          Brothers
Average Annual Total Returns (as                                                                          Intermediate
of the calendar year ended                  Past One        Past Five      Past Ten                       Government
December 31, 1998)                          Year            Years          Years            Fund          Bond Index(3)
-----------------------------------------------------------------------------------------------------------------------
Enterprise Government Securities
Fund(1)                         Class A     1.75%           5.17%          7.67%            --                --
-----------------------------------------------------------------------------------------------------------------------
                                Class B     2.24%            N/A            N/A           7.55%             7.87%
-----------------------------------------------------------------------------------------------------------------------
                                Class C     5.15%            N/A            N/A           8.23%             9.19%
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers International
Government Bond Index(3)                    8.49%           6.45%          8.34%                    See Above
-----------------------------------------------------------------------------------------------------------------------

1.   Includes sales charge.
2. Inception date for Class A shares is September 14, 1987; inception date for Class B shares is May 1, 1995; and inception date for Class B shares is May 1, 1995;
3. This is an unmanaged broad-based index that includes all issues with maturities of one to 9.99 years contained in the Lehman Brothers Government Bond Index (this index includes all publicly held U. S. Treasury debt or any governmental agency thereof, quasi-federal corporation, or corporate debt guaranteed by the U. S. government with a minimum maturity of one year and minimum outstanding par amount of $1 million) and is constructed the same way. Average weighted maturity is approximately four years. The index excludes transaction and holding charges.

FEES AND EXPENSES

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.

Shareholder Fees (paid directly from your investment in the fund)                    Class A     Class B       Class C
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)(1)                                                4.75%       None          None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                  None        5.00%(2)      1.00%(3)

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
Investment Advisory Fees                                                              0.60%       0.60%         0.60%
Distribution and Service (12b-1) Fees(4)                                              0.45%       1.00%         1.00%
Other Expenses                                                                        0.33%       0.33%         0.34%
                                                                                     -----------------------------------
Total Annual Fund Operating Expenses(5)                                               1.38%       1.93%         1.94%

1. This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
2. This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
3. This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."

4. Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
5. Actual Fund expenses are lower than those shown in the table because the Advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class A, Class B and Class C shares are:

                                                              Class A        Class B        Class C
                  Actual Other Expenses                        0.25%          0.25%          0.25%
                  Actual Total Operating Expenses              1.30%          1.85%          1.85%

         The Advisor could discontinue these voluntary reimbursements at any time.

EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

If you redeem your shares at the end of
the period:                                        1 YEAR             3 YEARS            5 YEARS           10 YEARS
Class A                                             $609               $  891             $1,194            $2,054
Class B                                             $696               $1,006             $1,242            $2,111
Class C                                             $297               $  609             $1,047            $2,264

If you do not redeem your shares:
Class A                                             $609               $  891             $1,194            $2,054
Class B                                             $196               $  606             $1,042            $2,111
Class C                                             $197               $  609             $1,047            $2,264

                              HIGH-YIELD BOND FUND

FUND PROFILE

Investment Objective       Maximum current income

Principal Investments      Debt securities rated below investment grade, which
                           are commonly known as "junk bonds"

Fund Manager               Caywood-Scholl Capital Management

Investor Profile           Income-oriented investors who are willing to accept
                           increased risk for the possibility of greater returns
                           through high-yield bond investing.

Investment Strategies      The High-Yield Bond Fund invests primarily in
                           high-yielding, income-producing corporate bonds rated
                           B3 to Ba1 by Moody's Investors Service, Inc.
                           ("Moody's") or B- to BB+ by Standard & Poor's
                           Corporation ("S&P"), which are commonly known as
                           "junk bonds." The Fund's investments are selected by
                           the Fund Manager after careful examination of the
                           economic outlook to determine those industries that
                           appear favorable for investment. Industries going
                           through a perceived decline generally are not
                           candidates for selection. After the industries are
                           selected, the Fund Manager identifies bonds of
                           issuers within those industries based on their
                           creditworthiness, their yields in relation to their
                           credit and the relative value in relation to the high
                           yield market. Companies near or in bankruptcy are not
                           considered for investment. The Fund does not purchase
                           bonds which are rated Ca or lower by Moody's or CC or
                           lower by S&P or which, if unrated, in the judgment of
                           the Fund Manager have characteristics of such
                           lower-grade bonds. Should an investment be
                           subsequently downgraded to Ca or lower or CC or
                           lower, the Fund Manager has discretion to hold or
                           liquidate the security. Subject to the restrictions
                           described above, under normal circumstances, up to
                           20% of the Fund's assets may include: (1) bonds rated
                           Caa by Moody's or CCC by S&P; (2) unrated debt
                           securities which, in the judgment of the Fund Manager
                           have characteristics similar to those described
                           above; (3) convertible debt securities; (4) puts,
                           calls and futures as hedging devices; (5) foreign
                           issuer debt securities; and (6) short-term money
                           market instruments, including certificates of
                           deposit, commercial paper, U.S. Government securities
                           and other income-producing cash equivalents.


Principal Risks            The Fund invests primarily in below investment-grade
                           debt securities.  As a result, the Fund is subject to
                           the risk that the prices of the debt securities will
                           decline due to rising interest rates. This risk is
                           greater for long-term debt securities than for
                           short-term debt securities. A high-yield bond's
                           market price may fluctuate more than higher-quality
                           securities and may decline significantly. While the
                           Fund Manager tries to diversify the Fund's portfolio
                           and to engage in a credit analysis of each high-yield
                           bond issuer in which it invests, high-yield bonds
                           also carry a substantial risk of default or changes
                           in the issuer's creditworthiness. In addition, it may
                           be more difficult for the Fund to dispose of
                           high-yield bonds or to determine their value.
                           high-yield bonds may contain redemption or call
                           provisions that, if exercised during a period of
                           declining interest rates, may force the Fund to
                           replace the security with a lower-yielding security.
                           If this occurs, it will result in a decreased return
                           for shareholders.


PERFORMANCE INFORMATION

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ slightly due to differences in expenses.

         This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

(0.70)%     (11.55)%      33.02%       16.69%       17.58%       0.05%        16.00%       12.78%       13.18%      2.29%

 1989         1990         1991         1992         1993        1994          1995         1996         1997       1998


                           Best Quarter                Worst Quarter
                              11.52%                       -8.05%
                         (March 31, 1991)           (September 30, 1990)

---------------------------------------------------------------------------------------------------------------------------
                                                                                               Return Since Inception(2)
                                                                                            -------------------------------
                                                                                                              Lehman
Average Annual Total Returns (as                                                                              Brothers High
of the calendar year ended                  Past One          Past Five     Past Ten                          Yield Bond
December 31, 1998)                          Year              Years         Years           Fund              Index(3)
---------------------------------------------------------------------------------------------------------------------------
Enterprise High-Yield Bond
Fund(1)                         Class A     (2.62)%           7.62%          8.75%
---------------------------------------------------------------------------------------------------------------------------
                                Class B     (2.36)%            N/A           N/A            8.69%             9.92%
---------------------------------------------------------------------------------------------------------------------------
                                Class C      0.72 %            N/A           N/A            7.48%             9.20%
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers High Yield BB
Index(3)                                     5.13 %           9.28%         10.61%                 See Above
---------------------------------------------------------------------------------------------------------------------------

1.   Includes sales charge.
2. Inception date for Class A shares is September 14, 1987; inception date for Class B shares is May 1, 1995; and inception date for Class C shares is May 1, 1997.
3. This is an unmanaged index that includes fixed rate, public nonconvertible issues that are rated Ba1 or lower by Moody's Investor Service. If a Moody's rating is not available, the bonds must be rated BB+ or lower by S&P, or by Fitch if an S&P rating is not available. The index excludes transaction or holding charges.


FEES AND EXPENSES

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.

Shareholder Fees (paid directly from your investment in a fund)                    Class A     Class B       Class C
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)(1)                                              4.75%       None          None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                None        5.00%(2)      1.00%(3)

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
Investment Advisory Fees                                                            0.60%       0.60%         0.60%
Distribution and Service (12b-1) Fees(4)                                            0.45%       1.00%         1.00%
Other Expenses                                                                      0.39%       0.39%         0.39%

Total Annual Fund Operating Expenses(5)                                             1.44%       1.99%         1.99%

1. This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
2. This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
3. This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."

4. Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.
5. Actual Fund expenses are lower than those shown in the table because the Advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class A, Class B and Class C shares are:

                                                              Class A        Class B        Class C
                  Actual Other Expenses                        0.25%          0.25%          0.25%

                  Actual Total Operating Expenses              1.30%          1.85%          1.85%


         The Advisor could discontinue these reimbursements at any time.

EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

If you redeem your shares at the end of
the period:                                        1 YEAR             3 YEARS            5 YEARS           10 YEARS
Class A                                               $615               $  909             $1,225            $2,117
Class B                                               $702               $1,024             $1,273            $2,175
Class C                                               $302               $  624             $1,073            $2,317

If you do not redeem your shares:
Class A                                               $615               $  909             $1,225            $2,117
Class B                                               $202               $  624             $1,073            $2,175
Class C                                               $202               $  624             $1,073            $2,317

                             TAX-EXEMPT INCOME FUND

FUND PROFILE

Investment Objective       A high level of current income exempt from federal
                           income tax, with consideration given to preservation
                           of principal

Principal Investments      A diversified portfolio of long-term investment grade
                           municipal bonds

Fund Manager               MBIA Capital Management Corp.

Investor Profile           Investors who want to receive tax-free current income
                           and maintain the value of their investment.

Investment Strategies      The Tax-Exempt Income Fund invests primarily in
                           investment grade, tax-exempt obligations, like
                           municipal securities. The issuers of these securities
                           may be located in any state, territory or possession
                           of the United States. In selecting investments for
                           the Fund, the Fund Manager tries to limit risk as
                           much as possible. The Fund Manager analyzes
                           municipalities, their credit risk, market trends and
                           investment cycles. The Fund Manager attempts to
                           identify and invest in municipal issuers with
                           improving credit and avoid those with deteriorating
                           credit. The Fund anticipates that its average
                           weighted maturity will range from 10 to 25 years. The
                           Fund Manager will actively manage the Fund, adjusting
                           the average Fund maturity and utilizing futures
                           contracts and options on futures as a defensive
                           measure according to its judgment of anticipated
                           interest rates. During periods of rising interest
                           rates and falling prices, the Fund Manager may adopt
                           a shorter weighted average maturity to cushion the
                           effect of bond price declines on the Fund's net asset
                           value. When rates are falling and prices are rising,
                           the Fund Manager may adopt a longer weighted average
                           maturity rate. The Fund may also invest up to 20% of
                           its net assets in cash, cash equivalents and debt
                           securities, the interest from which may be subject to
                           federal income tax. Investments in taxable securities
                           will be limited to investment grade corporate debt
                           securities and U.S. Government securities. The Fund
                           will not invest more than 20% of its net assets in
                           municipal securities, the interest on which is
                           subject to the federal alternative minimum tax.

Principal Risks            The Fund invests primarily in long-term investment
                           grade debt securities. As a result, the Fund is
                           subject to the risk that the prices of debt
                           securities will decline due to rising interest rates.
                           This risk is greater for long-term debt securities
                           than for short-term debt securities. Debt securities
                           may decline in credit quality due to economic or
                           governmental events. In addition, an issuer may fail
                           to make timely payments of principal or interest to
                           the Fund. Some investment grade bonds may have
                           speculative characteristics.

PERFORMANCE INFORMATION

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ slightly due to differences in expenses.

         This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

8.68%        5.71%        11.13%       7.88%        10.76%       (5.69)%       14.85%       3.53%        6.96%       5.92%

1989         1990          1991        1992          1993         1994          1995        1996         1997        1998


                    BEST QUARTER                WORST QUARTER
                        6.78%                       -5.42%
                  (MARCH 31, 1995)             (MARCH 31, 1994)

---------------------------------------------------------------------------------------------------------------------
                                                                                            Return Since Inception(2)
                                                                                           ---------------------------
                                                                                                            Lehman
                                                                                                            Brothers
Average Annual Total Returns (as                                                                            Municipal
of the calendar year ended                  Past One        Past Five      Past Ten                         Bond
December 31, 1998)                          Year            Years          Years          Fund              Index(3)
---------------------------------------------------------------------------------------------------------------------
Enterprise Tax-Exempt Income
Fund(1)                         Class A     0.86%           3.89%          6.32%
---------------------------------------------------------------------------------------------------------------------
                                Class B     1.33%            N/A            N/A           5.24%             8.09%
---------------------------------------------------------------------------------------------------------------------
                                Class C     4.34%            N/A            N/A           6.92%             5.64%
---------------------------------------------------------------------------------------------------------------------
         Lehman Brothers Municipal Bond     6.48%           6.23%          8.22%
                               Index(3)                                                          See Above
---------------------------------------------------------------------------------------------------------------------

1.   Includes sales charge.

2. Inception date for Class A shares is September 14, 1987; inception date for Class B shares is May 1, 1995; and inception date for Class C shares is May 1, 1997.

3. This is an unmanaged index that includes approximately 1,100 investment grade tax-exempt bonds and is classified into four main sectors: general obligation, revenue, insured and prerefunded. An index does not have an investment advisor and does not pay commissions and expenses. If an index had expenses, its performance would be lower.

FEES AND EXPENSES

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.

Shareholder Fees (paid directly from your investment in the fund)                   Class A     Class B      Class C
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)(1)                                               4.75%       None         None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                 None        5.00%(2)     1.00%(3)

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
Investment Advisory Fees                                                             0.50%       0.50%        0.50%
Distribution and Service (12b-1) Fees(4)                                             0.45%       1.00%        1.00%
Other Expenses                                                                       0.45%       0.46%        0.43%
                                                                                    ----------------------------------
Total Annual Fund Operating Expenses(5)                                              1.40%       1.96%        1.93%

1. This sales charge varies depending upon how much you invest. See "Shareholder Account Information."

2. This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."

3. This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."

4. Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

5. Actual Fund expenses are lower than those shown in the table because the Advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class A, Class B and Class C shares are:

                                                              Class A        Class B        Class C
                  Actual Other Expenses                        0.15%          0.15%          0.15%
                  Actual Total Operating Expenses              1.10%          1.65%          1.65%

         The Advisor could discontinue these voluntary reimbursements at any time.

EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

If you redeem your shares at the end of
the period:                                        1 YEAR             3 YEARS            5 YEARS           10 YEARS
Class A                                              $611              $  897             $1,204             $2,075
Class B                                              $699              $1,015             $1,257             $2,141
Class C                                              $296              $  606             $1,042             $2,254

If you do not redeem your shares:
Class A                                              $611              $  897             $1,204             $2,075
Class B                                              $199              $  615             $1,057             $2,141
Class C                                              $196              $  606             $1,042             $2,254

                                  MANAGED FUND

FUND PROFILE

Investment Objective       Growth of capital over time

Principal Investments      Common stocks, bonds and cash equivalents, the
                           percentages of which will vary based on the Fund
                           Manager's assessment of relative investment values

Fund Manager               OpCap Advisors

Investor Profile           Investors who want the value of their
                           investment to grow but do not need to receive income
                           on their investment.

Investment Strategies      The Managed Fund invests in a diversified portfolio
                           of common stocks, bonds and cash equivalents. The
                           allocation of the Fund's assets among the different
                           types of permitted investments will vary from time to
                           time based upon the Fund Manager's evaluation of
                           economic and market trends and its perception of the
                           relative values available from such types of
                           securities at any given time. There is neither a
                           minimum nor a maximum percentage of the Fund's assets
                           that may, at any given time, be invested in any
                           specific types of investments. However, the Fund
                           invests primarily in equity securities at times when
                           the Manager believes that the best investment values
                           are available in the equity markets. The Fund may
                           invest almost all of its assets in high-quality
                           short-term money market and cash equivalent
                           securities when the Fund Manager deems it advisable
                           to preserve capital. Consequently, while the Fund
                           will earn income to the extent it is invested in
                           bonds or cash equivalents, the Fund does not have any
                           specific income objective. The bonds in which the
                           Fund may invest will normally be investment grade
                           intermediate to long-term U.S. Government and
                           corporate debt.

Principal Risks            The Fund invests in both common stocks and debt
                           securities. As a result, the Fund is subject to the
                           risk that stock prices will fall over short or
                           extended periods of time. Stock markets tend to move
                           in cycles, with periods of rising prices and periods
                           of falling prices. This price volatility is a
                           principal risk of investing in the Fund. In addition,
                           the Fund is subject to the risk that the prices of
                           debt securities will decline due to rising interest
                           rates. The risk is greater for long-term debt
                           securities than for short-term debt securities. Debt
                           securities may decline in credit quality due to
                           economic governmental events.

PERFORMANCE INFORMATION

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ slightly due to differences in expenses.

         This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.

37.69%                        22.08%                        21.05%                        7.05%

 1995                          1996                          1997                         1998


                    Best Quarter                Worst Quarter
                       13.46%                      -14.60%
                  (June 30, 1997)           (September 30, 1998)

---------------------------------------------------------------------------------------------------------
                                                                          Return Since Inception(2)
Average Annual Total Returns (as of the         Past One             ------------------------------------
calendar year ended December 31, 1998)          Year                 Fund                      S&P 500(3)
---------------------------------------------------------------------------------------------------------
Enterprise Managed
Fund(1)                             Class A      1.97%               18.28%                    28.44%
---------------------------------------------------------------------------------------------------------
                                    Class B      2.31%               17.57%                    29.22%
---------------------------------------------------------------------------------------------------------
                                    Class C      4.36%               13.20%                    31.33%
---------------------------------------------------------------------------------------------------------
S&P 500(3)                                      28.57%                           See Above
---------------------------------------------------------------------------------------------------------

1.   Includes sales charge.
2.   Inception date for Class A shares is October 3,
     1994; inception date for Class B shares is May 1, 1995; and inception date for Class C shares is May 1, 1997.
3. This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the US economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower.


FEES AND EXPENSES

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.

Shareholder Fees (paid directly from your investment in the fund)                  Class A      Class B      Class C
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)(1)                                              4.75%         None         None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                None         5.00%(2)     1.00%(3)

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
Investment Advisory Fees                                                            0.75%        0.75%        0.75%
Distribution and Service (12b-1) Fees(4)                                            0.45%        1.00%        1.00%
Other Expenses                                                                      0.30%        0.30%        0.30%
                                                                                    ----------------------------------
Total Annual Fund Operating Expenses                                                1.50%        2.05%        2.05%

1. This sales charge varies depending upon how much you invest. See "Shareholder Account Information."
2. This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
3. This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
4. Class B or Class C shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers.

EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

If you redeem your shares at the end of
the period:                                        1 YEAR             3 YEARS            5 YEARS           10 YEARS
Class A                                              $620              $  927             $1,255             $2,180
Class B                                              $708              $1,043             $1,303             $2,238
Class C                                              $308              $  643             $1,103             $2,379

If you do not redeem your shares:
Class A                                              $620              $  927             $1,255             $2,180
Class B                                              $208              $  643             $1,103             $2,238
Class C                                              $208              $  643             $1,103             $2,379

                                MONEY MARKET FUND

FUND PROFILE


Investment Objective                 The highest possible level of current
                                     income consistent with preservation of
                                     capital and liquidity

Principal Investments                High quality, short-term debt securities,
                                     commonly known as money market instruments

Fund Manager                         Enterprise Capital Management, Inc.

Investor Profile                     Investors who seek an income producing
                                     investment with emphasis on preservation of capital.

Investment                           Strategies The Money Market Fund invests in
                                     a diversified portfolio of high quality
                                     dollar-denominated money market instruments which present minimal credit risks in the judgment of the Fund Manager. The Fund
                                     Manager actively manages the Fund's average maturity based on current interest rates and its outlook of the market.

Principal Risks                      Although the Money Market Fund seeks to
                                     preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The performance of different classes of shares will differ slightly due to differences in expenses.

         This bar chart shows changes in the performance of the Fund's Class A shares from year to year. The bar chart does not reflect sales charges. If sales charges had been reflected, returns would be less than those shown below.


       BEST QUARTER                WORST QUARTER
          1.79%                         0.53%
           (--)                        (--)
     September 30, 1990            June 30, 1993

  1991      1992       1993      1994      1995      1996      1997       1998
 ------    ------     ------    ------    ------    ------    ------     ------
 5.21%      2.92%      2.24%     3.34%     5.05%     4.51%     4.69%      5.04%

---------------------------------------------------------------------------------------------------------------
                                                                                  Return Since Inception(2)
Average Annual Total Returns                                                  ---------------------------------
(as of the calendar year ended           Past One        Past Five                           IBC Taxable Money
December 31, 1998)                         Year            Years               Fund          Market Index3
---------------------------------------------------------------------------------------------------------------
Enterprise Money Market
Fund(1)                      Class A       5.04%            4.52%               4.36%                 4.74%
---------------------------------------------------------------------------------------------------------------
                             Class B       5.04%             N/A                3.64%                 5.09%
---------------------------------------------------------------------------------------------------------------
                             Class C       5.04              N/A                7.75%                 5.07%
---------------------------------------------------------------------------------------------------------------
IBC Taxable Money Market                   5.04%            4.85%                          See Above
Index(3)
---------------------------------------------------------------------------------------------------------------

1.   Includes sales charge.
2. Inception date for Class A shares is May 1, 1990; inception date for Class B shares is May 1, 1995; inception date for Class C shares is May 1, 1997.
3. This is a widely recognized composite of money market funds that invest in taxable short-term money market instruments. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower.

FEES AND EXPENSES

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.


Shareholder Fees (paid directly from your investment in the fund)                  Class A     Class B       Class C
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                 4.75%       None          None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)            None        5.00%(1)      1.00%(2)
Investment Advisory Fees                                                            0.35%       0.35%         0.35%
Distribution and Service (12b-1) Fees                                               None        None          None
Other Expenses                                                                      0.29%       0.29%         0.28%
                                                                                 -----------------------------------
Total Annual Fund Operating Expenses(3)                                             0.64%       0.64%         0.63%

1. This sales charge is imposed if you redeem Class B shares within one year of your purchase. A graduated reduced sales charge is imposed if you redeem your shares within six years of purchase. Class B shares automatically convert to Class A shares about eight years after you purchase them and will be subject to lower expenses. See "Shareholder Account Information."
2. This sales charge is imposed if you redeem Class C shares within one year of your purchase. See "Shareholder Account Information."
3. Actual Fund expenses are lower than those shown in the table because the Advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken in account, Other Expenses and Total Operating Expenses for Class A, Class B, and Class C shares are:


                                            Class A        Class B        Class C
Actual Other Expenses                        0.35%          0.35%          0.35%

Actual Total Operating Expenses              0.70%          0.70%          0.70%

         The Advisor could discontinue these voluntary reimbursements at any time.


EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

If you redeem your shares at the end of
the period:                                        1 YEAR             3 YEARS            5 YEARS           10 YEARS
Class A                                               $ 65               $205               $357               $798
Class B                                               $565               $605               $557               $798
Class C                                               $164               $202               $351               $786
If you do not redeem your shares:
Class A                                               $ 65               $205               $357               $798
Class B                                               $ 65               $205               $357               $798
Class C                                               $ 64               $202               $351               $786

          ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISKS

EQUITY AND FLEXIBLE FUNDS' INVESTMENTS

The table below shows the Equity and Flexible Funds' principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.

------------------------------------------------------------------------------------------------------------------------------
                                                             EQUITY FUNDS                                             FLEXIBLE
                                                                                                                      FUND
------------------------------------------------------------------------------------------------------------------------------
                                                                       Small      Small                     Global
                            Growth &           Equity   Capital        Company    Company    International  Financial
                 Growth     Income     Equity  Income   Appreciation   Growth     Value      Growth         Services  Managed
------------------------------------------------------------------------------------------------------------------------------
U.S. Stocks(1)       o          o         o        o          o             o          o                        o           o
------------------------------------------------------------------------------------------------------------------------------
Foreign Stocks                                                                                     o            o
------------------------------------------------------------------------------------------------------------------------------
Bonds                                                                                                                       o
------------------------------------------------------------------------------------------------------------------------------

-------------------
1. Each Fund that invests in U.S. stocks may invest in large capitalization companies, medium capitalization companies and small capitalization companies. Large Capitalization Companies generally, have market capitalizations of over $5 billion. Medium Capitalization Companies generally have market capitalizations ranging from $1 billion to $5 billion. Small Capitalization Companies generally have market capitalizations of $1 billion or less. However, there may be some overlap among capitalization categories. The Growth and Income Fund intends to invest primarily in stocks of large capitalization companies. The Small Company Growth Fund and the Small Company Value Fund intend to invest primarily in the stocks of small capitalization issuers.

Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments listed above and the investments and strategies described throughout this prospectus are those that a Fund may use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

INCOME FUNDS' INVESTMENTS

The table below shows the Income Funds' principal investments. In other words, the table describes the type or types of investments that we believe will most likely help each Fund achieve its investment goal.


-------------------------------------------------------------------------------------------------------------------------
                                              GOVERNMENT SECURITIES          HIGH-YIELD BOND            TAX-EXEMPT INCOME
-------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                             o
-------------------------------------------------------------------------------------------------------------------------
Corporate Debt Securities
   Junk Bonds(1)                                                                       o
-------------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities                             o
-------------------------------------------------------------------------------------------------------------------------
Municipal Securities                                                                                             o
-------------------------------------------------------------------------------------------------------------------------

1. "Junk Bond" refers to any security rated lower than "Baa" by Moody's Investors Service. If a Moody's rating is not available, the bonds must be rated lower than "BBB" by Standard & Poor's.

Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that any Fund will achieve its investment goal.

The investments listed above and the investments and strategies described throughout this prospectus are those that a Fund may use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

MONEY MARKET FUND'S INVESTMENTS

The Money Market Fund's principal investments include: bank obligations, commercial paper and corporate obligations. The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in our Statement of Additional Information. Of course, we cannot guarantee that the Fund will achieve its investment goal.

This table shows each Fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see page ____ for definitions).
--------------------------------------------------------------------------------
5  Percent of total assets (italic type)
5  Percent of net assets (roman type)
*  No policy limitation on usage; fund may be using currently
0  Permitted, but not typically used.
-  Not permitted
--------------------------------------------------------------------------------
Conventional Securities
--------------------------------------------------------------------------------
Non-Investment-Grade Securities. Securities rated below BBB/Baa are considered junk bonds. Credit, market, interest rate, liquidity, valuation, information risks.
--------------------------------------------------------------------------------
Foreign Equities.
- Stocks issued by foreign companies. Market, currency, information, natural event, political risks.
- American or European depository receipts, which are dollar-denominated securities typically issued by American or European banks and are based on ownership of securities issued by foreign companies. Market, currency, information, natural event, political risks.
--------------------------------------------------------------------------------
Restricted And Illiquid Securities. Securities not traded on the open market. May include illiquid Rule 144A securities. Liquidity, valuation, market risks.
--------------------------------------------------------------------------------
Investment Practices
--------------------------------------------------------------------------------
Repurchase Agreements. The purchase of a security that must later be sold back to the seller at the same price plus interest. Credit risk.
--------------------------------------------------------------------------------
Securities Lending. The lending of securities to financial institutions, which provide cash or government securities as collateral. Credit risk.
--------------------------------------------------------------------------------
Short Sales. The selling of securities which have been borrowed on the expectation that the market price will drop.
-        Hedged. Hedged leverage, market, correlation, liquidity,
         opportunity risks.
-        Speculative. Speculative leverage, market, liquidity risks.
--------------------------------------------------------------------------------
Short-Term Trading. Selling a security soon after purchase. A Fund engaging in short-term trading will have higher turnover, brokerage commissions and transaction expenses. Short-term trading may also have tax consequences, involving a possible increase in short-term capital gains or losses. Market risk.
--------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments. The purchase or sale of securities for delivery at a future date; market value may change before delivery. Market, opportunity, leverage risks.
--------------------------------------------------------------------------------
Leveraged Derivative Securities. The Funds will not invest in derivatives for speculative purposes, but only as a hedge against changes in the values of the Funds' securities resulting from market conditions.
--------------------------------------------------------------------------------
Financial Futures and Options; Securities and Index Options. Contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index.
-        Futures and related options. Interest rate, currency, market, leverage, correlation, liquidity, opportunity risks.
- Options on securities and indices. Interest rate, currency, market, hedged or speculative leverage, correlation, liquidity, credit, opportunity risks.
--------------------------------------------------------------------------------
Currency Contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.
Hedged. Currency, hedged leverage, correlation, liquidity, opportunity risks. Speculative. Currency, speculative leverage, liquidity risks.
Hedged & Speculative should be indented under "Currency Contracts" and in the same box.
--------------------------------------------------------------------------------
Other Derivatives, Including Puts, Calls and Interest Rate Swaps. Interest rate, currency, market, hedged or speculative leverage, correlation, liquidity, credit, opportunity risks.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                           GLOBAL                       HIGH-  TAX-
        GROWTH &         EQUITY   CAPITAL     SMALL   SMALL                FINANCIAL         GOVERNMENT YIELD EXEMPT  MONEY
GROWTH  INCOME   EQUITY  INCOME APPRECIATION COMPANY COMPANY INTERNATIONAL SERVICES  MANAGED SECURITIES BOND  INCOME  MARKET
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 0       0        0       0          0        0       0       0             0         0        0         *     0       0
----------------------------------------------------------------------------------------------------------------------------
-        -        -       -          -        -       -       *             *         -        -         -     -       -
----------------------------------------------------------------------------------------------------------------------------
20      20       20      20         20       20      20       *             *        20        -         -     -       -
----------------------------------------------------------------------------------------------------------------------------
10      10       10      10         10       10      10      10            10        10       10        10    10      10
----------------------------------------------------------------------------------------------------------------------------
5        5        5       5          5        5       5       5             5         5        5         5     5       5
----------------------------------------------------------------------------------------------------------------------------
-        -        -       -          -        -       -       -             -         -        -         -     -       -
----------------------------------------------------------------------------------------------------------------------------
-        -        -       -          -        -       -       -             -         -        -         -     -       -
----------------------------------------------------------------------------------------------------------------------------
 0       0        0       0          0        0       0       0             0         0        0         0     0       0

----------------------------------------------------------------------------------------------------------------------------
 0       0        0       0          0        0       0       0             0         0        0         0     0       0
----------------------------------------------------------------------------------------------------------------------------

10      10       10      10         10       10      10      10            10        10       10        10    10      10
----------------------------------------------------------------------------------------------------------------------------
 0       0        0       0          0        0       0       0             0         0        0         0     0       0
 0       0        0       0          0        0       0       0             0         0        0         0     0       0


-        -        -       -          -        -       -       -             -         -        -         -     -       -
----------------------------------------------------------------------------------------------------------------------------



-        -        -       -          -        -       -       -             -         -        -         -     -       -
----------------------------------------------------------------------------------------------------------------------------

Risk Terminology

Correlation Risk: the risk that changes in the value of hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

Credit Risk: the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk: the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Information Risk: the risk that key information about a security or market is inaccurate or unavailable.

Interest Rate Risk: the risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically cause a fall in values, while a fall in rates typically causes a rise in values.

Leverage Risk: associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     Speculative. To the extent that a derivative is not used as a hedge, a Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk: the risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk: the risk that the market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

Natural Event Risk: the risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity Risk: the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political Risks: the risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

Valuation Risk: the risk that a Fund has valued certain of its securities at a higher price than it can sell them for.

                         SHAREHOLDER ACCOUNT INFORMATION

Selecting A Share Class

         Each Fund offers three Classes of shares through this Prospectus: Class A, B and C shares. Each Class of shares has its own sales charge and expense structure, which allows you to choose the Class of shares best suited to your investment needs. When choosing your Class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your financial advisor can help you determine which Class is right for you.

         The table below summarizes the key features of Class A, B and C shares. They are described in more detail below.


                                 Class A                         Class B                         Class C
Availability?                    Generally available             Available only to               Available only to
                                 through most investment         investors purchasing less       investors purchasing less
                                 dealers.                        than $250,000 in the            than $1,000,000 in the
                                                                 aggregate.                      aggregate.

Initial Sales Charge?            Yes (except for Money           No. Entire purchase is          No. Entire purchase is
                                 Market Fund Class A             invested in shares of a         invested in shares of a
                                 shares, which carry no          Fund.                           Fund.
                                 sales charge).  Payable
                                 at time of purchase.
                                 Lower sales charges
                                 available for larger
                                 investments.

Contingent Deferred              No. (However, a CDSC            Yes. Payable if you             Yes. Payable if you
Sales Charge                     may be charged for              redeem your shares              redeem your shares
("CDSC")?                        purchases over $1               within six years of             within one year of
                                 million that are sold           purchase.                       purchase.
                                 within two years, on            Amount of CDSC
                                 which no initial sales          gradually decreases over
                                 charge was imposed.)            time.

Distribution and Service         0.45% distribution and          0.75% distribution fee          0.75% distribution fee
Fees?                            service fee (except             and 0.25% service fee           and 0.25% service fee
                                 Money Market Fund)              (except Money Market            (except Money Market
                                                                 Fund)                           Fund)

Conversion to Class A            No.                             Yes, automatically after        No.
Shares?                                                          eight years.

         Enterprise Fund Distributors, Inc., a subsidiary of Enterprise Capital Management, Inc., the Advisor to the Funds, is the principal underwriter for shares of the Funds. In addition to distribution and service fees paid the Funds under the Class A, Class B and Class C distribution plans, the Distributor (or one of its affiliates) may make payments to dealers (including MONY Securities Corp.) and other persons which distribute shares of the Funds. Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

CLASS A SHARES- INITIAL SALES CHARGE OPTION

         If you select Class A shares of any Fund other than the Money Market Fund, you will pay a sales charge at the time of purchase. No initial sales charge applies to Class A shares that you receive through reinvestment of dividends or distributions. However, if you have received shares of the Money Market Fund through reinvestment of dividends, and you subsequently exchange those shares for Class A shares of another Fund, an initial sales charge will apply to the Class A purchase. The sales charges applicable to Class A shares are based on the following schedule:

Your Investment(1)               Sales Charge as a               Sales Charge as a               Dealer Discount or
                                 Percentage of Offering          Percentage of Amount            Agency Fee as a
                                 Price                           Invested                        Percentage of Offering
                                                                                                 Price(2)
Up to $99,999                    4.75%                           4.99%                           4.00%

$100,000 up to                   3.75%                           3.90%                           3.00%
$249,999

$250,000 up to                   2.50%                           2.56%                           2.00%
$499,999

$500,000 up to                   2.00%                           2.04%                           1.50%
$999,999

$1,000,000 and up(3)             None                            None                            1% of the first $4.99
                                                                                                 million, plus 0.75%
                                                                                                 of amounts from $5-19.99
                                                                                                 million, plus .50% of
                                                                                                 amounts in excess of
                                                                                                 $20 million.

-------------------
1. In determining the amount of your investment and the applicable sales charge, Enterprise will include all shares you are currently purchasing in all of the Funds, except for shares of the Money Market Fund.

2. From time to time upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow dealers up to the full sales charges shown above. During such periods, dealers may be deemed to have certain additional responsibilities under the securities laws. In addition, the Distributor may sponsor sales contests and provide to all qualifying dealers, from its own profits and resources, additional compensation in the form of trips or merchandise. The Distributor will provide additional compensation to dealers in connection with sales of shares of the Funds and other mutual funds distributed by the Distributor including promotional gifts (which may include gift certificates, dinners and other items), financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns. In some instances, these incentives may be made available only to dealers whose representatives have sold or are expected to sell significant amounts of shares.
3. If you invest $1,000,000 or more in Class A shares, you will not pay an initial sales charge. However, if you redeem your shares within 24 months of the end of the calendar month of their purchase, you may be charged a CDSC. The Distributor will compensate dealers in connection with purchases of Class A shares in excess of $1,000,000.

         If you purchase Class A shares, you will also pay a distribution and service fee at an annual rate of 0.45% daily net assets attributable to Class A shares of each Fund.

CLASS B AND C SHARES - CDSC OPTIONS

         If you select Class B or Class C shares, you will not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within six years of purchase or Class C shares within one year, you may be required to pay a CDSC, which will be deducted from your redemption proceeds. If you own Class B or C shares of a Fund other than the Money Market Fund, you will also pay distribution fees of 0.75% and service fees of 0.25% each year pursuant to Rule 12b-l under the Investment Company Act of 1940. Because these fees are paid from the Funds' assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. The Distributor uses the money that it receives from the CDSC and the distribution fees to reimburse its expenses of providing distribution related services to the Funds.

         The Fund will not accept purchase orders for Class B shares in amounts of $250,000 or more, and will not accept purchase orders for Class C shares in amounts of $1,000,000 or more.

         The Class B CDSC gradually decreases as you hold your shares over time, according to the following schedule:


                                                              Applicable Class B
             Years Since Purchase                            Contingent Deferred
              Order Was Accepted                                 Sales Charge
             --------------------                            -------------------
One year                                                             5.00%

Over one year through 2 years                                        4.00%

Over two years through 3 years                                       4.00%

Over three years through 4 years                                     3.00%

                                                             Applicable Class B
             Years Since Purchase                            Contingent Deferred
              Order Was Accepted                                Sales Charge
Over four years through 5 years                                     2.00%

Over five years through 6 years                                     1.00%
Six or more years                                                   None

         If you redeem Class C shares within 12 months after purchase, you may be charged a CDSC of 1.00%.

DETERMINATION OF THE CDSC

         Each applicable CDSC will be determined using the original purchase cost or current market value of the shares being redeemed, whichever is less. There is no CDSC imposed upon the redemption of reinvested dividends or distributions. Moreover, no CDSC will be charged upon the exchange of shares from one Fund into another. In determining whether a CDSC is payable, we assume that shares that are not subject to a CDSC are redeemed first and that other shares are then redeemed in the order purchased. If shares of the Money Market Fund are acquired upon an exchange from shares of another Fund, your Money Market Fund shares will continue to be subject to any CDSC that applied at the time of exchange. The time period during which you hold Money Market Fund shares will not be taken into account for purposes of determining the CDSC applicable upon redemption.

SALES CHARGE WAIVERS AND REDUCTIONS

         CLASS A WAIVERS AND REDUCTIONS

         The following individuals and institutions may purchase Class A shares without an initial sales charge:

                  - Selling brokers, their employees and their registered representatives.
                  - Employees, clients or direct referrals of any Fund Manager or of Evaluation Associates, Inc.
                  - Directors, former directors, employees or retirees of a Fund or of The MONY Group Inc. ("MONY") and its subsidiaries.
                  - Family including spouses, parents, siblings, children and grandchildren and employee benefit plans of any of the foregoing.
                  - Certain employee benefit plans qualified under Sections 401 and 403 of the Internal Revenue Code, including salary reduction plans qualified under
                           Section 401(k) and certain payroll deduction plans, subject to minimum requirements with respect to number of participants or plan assets which may be established by the Distributor.
                  -        MONY and its subsidiaries.
                  -        Clients of fee-based financial planners.
                  - Financial institutions and financial institutions' trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in fiduciary, agency, advisory, custodial or similar capacity.

         The Class A initial sales charge may be reduced in connection with purchases by members of certain associations, fraternal groups, franchise organizations and unions. There are also several special purchase plans that allow you to combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule. For information about initial sales charge reductions, the "Right of Accumulation Discount" and "Letter of Intent Investments," contact your financial advisor or broker, or consult the Statement of Additional Information.

         If you are eligible to purchase Class A shares without an initial sales charge because you fit within one of the categories described above, you will also qualify for a waiver of any CDSC that would otherwise apply to your redemption of Class A shares.

         The CDSC will not apply to Class A shares for which the selling dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has a fiduciary relationship in accordance with provisions of the Employee Retirement Income Security Act and regulations thereunder, provided that the dealer agrees to certain reimbursement arrangements with the Distributor that are described in the Statement of Additional Information. If the dealer agrees to these reimbursement arrangements, no CDSC will be imposed with respect to shares purchased for $1,000,000 or more.

         CDSC WAIVERS

         Enterprise will waive your CDSC in connection with:

                  - Distributions to participants or beneficiaries of and redemptions (other than redemption of the entire plan) by plans qualified under Section 401(a) of the Internal Revenue Code (IRC) or from custodial accounts under the IRC Section 403(b)(7), individual retirement accounts under the IRC Section 408(a), deferred compensation plans under the IRC Section 457 and other employee benefit plans ("plans"), and returns of excess contributions made to these plans.
                  - The liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum.
                  - Redemption of shares of a shareholder (including a registered joint owner) who has died.
                  - Redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being sold becomes totally disabled (as evidenced by a determination by the federal Social Security Administration).
                  - Redemptions under a Fund's systematic withdrawal plan at a maximum of 10% per year of the net asset value of the account.
                  - Redemptions made pursuant to any Individual Retirement Account (IRA) systematic withdrawal based on the shareholder's life expectancy [in accordance with the requirements of the Internal Revenue Code].

CONVERSION OF CLASS B SHARES

          Your Class B shares will automatically convert to Class A shares of the same Fund eight years after the end of the calendar month in which your purchase order for Class B shares was accepted. A pro rata portion of any Class B shares acquired through reinvestment of dividends or distributions will convert along with Class B shares that were purchased. Class A shares are subject to lower expenses than Class B shares. The conversion of Class B to Class A is not a taxable event for federal income tax purposes.

REINSTATEMENT PRIVILEGE

          If you redeem shares of a Fund on which you paid an initial sales charge or are charged a CDSC upon redemption, you will be eligible for a reinstatement privilege if you reinvest the proceeds in shares of the same Class of the same or a different Fund within 180 days of redemption. Specifically, when you reinvest, the Fund will waive any initial sales charge or credit your account with the amount of the CDSC that you previously paid. The reinvested shares will keep their original cost and purchase date for purposes of calculating any future CDSCs. The return of a CDSC may affect determination of gain or loss relating to the original sale transaction for federal income tax purposes. The Fund may modify or terminate the reinvestment privilege at any time.

PURCHASING, REDEEMING AND EXCHANGING SHARES

        The charts below summarize how to purchase, redeem and exchange shares of the Funds.

---------------------------------------------------------------------------------------------------------------------
 How to  Purchase Shares                     Important Information about Purchasing Shares
---------------------------------------------------------------------------------------------------------------------
 Select the Fund and the share Class         Be sure to read this prospectus carefully.
 appropriate for you
---------------------------------------------------------------------------------------------------------------------
 Determine how much you would like to        The minimum initial investment for the Funds is $1,000 for all accounts,
 invest                                      except:
                                                     - $250 for retirement plans
                                                     - $100 for the Automatic Bank Draft Plan

                                             The minimum investment for additional purchases is $50 for all accounts except:
                                                      - $25 for retirement plans
                                                      - $25 for the Automatic Bank Draft Plan
---------------------------------------------------------------------------------------------------------------------
 Have your securities dealer submit your     The price of your shares is based on the next calculation of net asset
 purchase order                              value after your order is received by the Enterprise Shareholder Services
                                             Division of the Transfer Agent.  All purchases made by check should be in
                                             U.S. dollars and made payable to The Enterprise Group of Funds, Inc., or in the case of a retirement account, the custodian or trustee.  Third-
                                             party checks will not be accepted.
---------------------------------------------------------------------------------------------------------------------
 Acquire additional shares through the       Dividends and capital gains distributions may be automatically reinvested
 Automatic Reinvestment Plan                 in the same Class of shares without a sales charge. This does not apply to
                                             Money Market Fund dividends invested in another Fund.
---------------------------------------------------------------------------------------------------------------------
 Participate in the Automatic Bank Draft     Your bank account may be debited monthly for automatic investment into one
 Plan                                        or more of the Funds for each Class.
---------------------------------------------------------------------------------------------------------------------
 Participate in the Automatic Investment     You may have your shares automatically invested on a monthly basis into
 Plan                                        the same Class of one or more of the Funds.  As long as you maintain a balance of $1,000 in the account from which you are transferring your shares, you may transfer $50 or more to an established account in an
                                             Enterprise Fund or you may open a new account with $100 or more.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 Participate in a Retirement Plan            You may use shares of the Funds to establish a Profit Sharing Plan,
                                             Money Purchase Plan, Conventional IRA, Roth IRA, Educational IRA, other retirement plans funded by shares of a Fund and other investment plans which have been approved by the Internal Revenue Service.

                                             The Distributor pays the cost of these plans, except for the retirement plans, which charge an annual custodial fee of $10.  If you would like to find out more about these plans, please contact the Transfer Agent.
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
 How to Redeem Your Shares                  Important Information about Redeeming Your Shares
---------------------------------------------------------------------------------------------------------------------
 Have your investment dealer submit your    The redemption price of your shares is based on the next calculation of
 sales order                                net asset value after your order is receive
---------------------------------------------------------------------------------------------------------------------
 Call the Transfer Agent at                 You may redeem your shares by telephone if you have authorized this
 1-800-368-3527                             service.  If you make a telephone redemption request, you must furnish:
                                                        - the name and address of record of the registered owner,
                                                        - the account number,
                                                        - the amount to be withdrawn, and
                                                        - the name of the person making the request.
                                            Checks for telephone redemptions will be issued only to the registered shareowner(s) and mailed to the last address of record or exchanged into another Fund.  All telephone redemption instructions are recorded and are limited to requests of $50,000 or less.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 How to Redeem Your Shares                  Important Information about Redeeming Your Shares
---------------------------------------------------------------------------------------------------------------------
 Write the Transfer Agent at Enterprise     You may redeem your shares by sending in a written request.  If you own
 Shareholder Services                       share certificates, they must accompany the written request.  You must
 P.O. Box 419731                            obtain a signature guarantee if:
 Kansas City, MO                                     - the redemption proceeds exceed $50,000,
 64141-6731                                          - the proceeds are to be sent to an address other
                                                       than the address of record, or
                                                     - the proceeds are to be sent to a person other than
                                                       the registered holder.
                                            You can generally obtain a signature guarantee from the following sources:
                                                     - a member firm of a domestic securities exchange;
                                                     - a commercial bank;
                                                     - a savings and loan association;
                                                     - a credit union; or
                                                     - a trust company.
                                            Corporations, executors, administrators, trustees or guardians may need to include additional documentation with a request to redeem shares and a signature guarantee.
---------------------------------------------------------------------------------------------------------------------
 Payment of Proceeds Generally              The Funds normally will make payment of redemption proceeds within seven days after your request has been properly made and received.  When purchases are made by check or periodic account investment, redemption proceeds may not be available until the investment being redeemed has been in the account for seven calendar days.
---------------------------------------------------------------------------------------------------------------------
 Receipt of Proceeds By Wire                For a separate $15 charge, you may request that your redemption proceeds of $250,000 or less be wired.  If you submit a written request, your proceeds may be wired to any bank.  If you authorize the Transfer Agent to accept telephone wire requests, any authorized person may make such requests at 1-800-368-3527.  However, on a telephone request, your proceeds may be wired only to a bank previously designated by you in writing. If you have authorized expedited wire redemption, shares can be sold and the proceeds sent by federal wire transfer to a single, previously designated bank account.  Otherwise, proceeds normally will be sent to the designated bank account the following business day.  To change the name of the single designated bank account to receive wire redemption proceeds, you must send a written request with signature(s) guaranteed to the Transfer Agent.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 How to Redeem Your Shares                  Important Information about Redeeming Your Shares
---------------------------------------------------------------------------------------------------------------------
 Use of Check Writing                       If you hold an account with a balance of more than $5,000 in Class A shares of the Money Market Fund you may redeem your shares of that Fund by redemption check.  You may make redemption checks payable in any amount from $500 to $100,000.  You may write up to five redemption checks per month without charge.  Each additional redemption check in any given month will be subject to a $5 fee.  You may obtain redemption checks, without charge, by calling 1-800-368-3527 or writing Enterprise Shareholder
                                            Services at P.O. Box 419731, Kansas City, MO 64141-6731.

                                            The Funds may charge a $25 fee for stopping payment of a redemption check upon your request.  It is not possible to use a redemption check to close out an account since additional shares accrue daily. Redemptions by check writing may be subject to a CDSC if the Money Market Fund shares being redeemed were purchased by exchanged shares of another Fund on which a
                                            CDSC was applicable.  The Funds will honor the check only if there are sufficient funds available in your Money Market Fund account to cover the fee amount of the check plus applicable CDSC, if any.
---------------------------------------------------------------------------------------------------------------------
 Participate in the Bank Purchase and       You may initiate an Automatic Clearing House (ACH) Purchase or Redemption
 Redemption Plan                            directly to a bank account when you have established proper instructions, including all applicable bank information, on the account.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 How to Redeem Your Shares                  Important Information about Redeeming Your Shares
---------------------------------------------------------------------------------------------------------------------
 Participate in a Systematic Withdrawal     If you have at least $5,000 in your account you may participate in a
 Plan                                       systematic withdrawal plan.  Under a plan, you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $100 from any Fund.  The proceeds of each withdrawal will be mailed to you or as you otherwise direct in writing, including to a life insurance company, such as an affiliate of MONY.  The $5,000 minimum account size is not applicable to Individual Retirement Accounts.  The maximum annual rate at which Class B shares may be sold under a systematic withdrawal plan is 10%
                                            of the net asset value of the account.  The Funds process sales through a systematic withdrawal plan on the 15th day of the month or the preceding business day if the 15th is not a business day.  Any income or capital gain dividends will be automatically reinvested at net asset value.  A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, sales for the purpose of making such payments may reduce or even exhaust the account.

                                            You should not purchase Class A shares while participating in a systematic withdrawal plan because you may be redeeming shares upon which a sales charge was already paid.  The Funds will not knowingly permit additional investments of less than $2,000 if you are making systematic withdrawals at the same time.  The Advisor will waive the CDSC on redemptions of shares made pursuant to a systematic withdrawal plan.

                                            The Funds may amend a systematic withdrawal plan on 30 days' notice.  You or the Funds may terminate the plan at any time.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 How to Exchange Your Shares                Important Information about Exchanging Your Shares
---------------------------------------------------------------------------------------------------------------------
 Select the Fund into which you want to     You can exchange your shares of a Fund for the same Class of shares of any
 exchange.  Be sure to read the             other Fund.
 prospectus describing the Fund into
 which you want to exchange.                No CDSC will be charged upon the exchange of shares. However, if shares of the Money Market Fund are acquired upon an exchange from shares of another
                                            Fund, your Money Market Fund shares will continue to be subject to any
                                            CDSC that applied at the time of exchange.  The time period during which you hold Money Market Fund shares will not be taken into account for purposes of determining the CDSC applicable upon redemption. Shares of a
                                            Fund subject to an exchange will be processed at net asset value next determined after the Transfer Agent receives your exchange request. In determining the CDSC applicable to shares being redeemed subsequent to an exchange, Enterprise will take into account the length of time you held shares prior to the exchange.

                                            If your exchange results in the opening of a new account in a Fund, you are subject to the applicable minimum investment requirements.  Original investments in the Money Market Fund which are transferred to other Funds are considered purchases rather than exchanges.
---------------------------------------------------------------------------------------------------------------------
 Call the Transfer Agent at                 If you authorize the Transfer Agent to act upon telephone exchange
 1-800-368-3527                             requests, you or anyone who can provide the Transfer Agent with account registration information may exchange by telephone.

                                            If you exchange your shares by telephone, you must furnish:
                                                     -  the name of the Fund you are exchanging from,
                                                     -  the name and address of the registered owner,
                                                     -  the account number,
                                                     -  the dollar amount or number of shares to be exchanged,
                                                     -  the Fund into which you are exchanging, and
                                                     -  the name of the person making the request.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
 How to Exchange Your Shares                Important Information about Exchanging Your Shares
---------------------------------------------------------------------------------------------------------------------
 Write the Transfer Agent at                To exchange by letter, you must state:
 Enterprise Shareholder Services                     -  the name of the Fund you are exchanging from,
 P.O. Box 419731                                     -  the account name(s) and address,
 Kansas City, MO                                     -  the account number,
 64141-6731                                          -  the dollar amount or number of shares to be exchanged, and
                                                     -  the Fund into which you are exchanging.
                                            You must also sign your name(s) exactly as it appears on your account statement.
---------------------------------------------------------------------------------------------------------------------



                        TRANSACTION AND ACCOUNT POLICIES

VALUATION OF SHARES

         When you purchase shares, you pay the offering price, which is net asset value, plus any applicable sales charges. When you redeem your shares, you receive the net asset value, minus any applicable CDSC. The Funds calculate a share's net asset value by dividing net assets of each Class by the total number of outstanding shares of such Class.

         The Funds calculate net asset value at the close of regular trading (generally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open.

         Except with respect to the Money Market Fund, securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price on the exchange on which the security is primarily traded. If there are no current day sales, the securities are valued at their last quoted bid price. Other securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Directors. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors. Securities held by the Money Market Fund are valued on an amortized cost basis. Under the amortized cost method, a security is valued at its cost and any discount or premium is amortized over the period until maturity without taking into account the impact of fluctuating interest rates on the market value of the security unless the aggregate deviation from net asset value as calculated by using available market quotations exceeds 1/2 of 1 percent.

         The Money Market Fund seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that the Money Market Fund will be able to do so.

         The different expenses borne by each Class of shares of a Fund will result in different net asset values and dividends for each Class. It is expected, however, that the net asset values of the three Classes of each Fund will tend to converge immediately after the recording of dividends.

EXECUTION OF REQUESTS

         The net asset value used in determining your purchase, redemption or exchange price is the one next calculated after your order is received by the Fund. The Distributor or the Fund may reject any order. From time to time, the Funds may suspend the sale of shares. In such event, existing shareholders normally will be permitted to continue to purchase additional shares of the same Class and to have dividends reinvested.

         The Funds normally pay redemption proceeds in cash. However, if a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price in securities (redemption in kind), in which case, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Funds have made an election that requires them to pay $250,000 of redemption proceeds in cash subject to other restrictions as described in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

         If you elect to exchange or redeem your shares by telephone, you are subject to the risk that neither the Funds nor the Transfer Agent will be liable for properly acting upon unauthorized telephone instructions believed to be genuine. The Funds use reasonable procedures to confirm that telephone instructions are genuine. However, if appropriate measures are not taken, the Funds may be liable for any losses that may occur to an account due to an unauthorized telephone call.

EXCHANGES

         The Funds may refuse to allow the exercise of the exchange privilege in less than two-week intervals or may restrict an exchange from any Fund until shares have been held in that Fund for at least seven days. The Funds may also discontinue or modify the exchange privilege on a prospective basis at any time, including a modification of the amount or terms of a service fee, upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission ("SEC"). Your exchange may be processed only if the shares of the Fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

         In addition, if a Fund determines that an investor is using market timing strategies or making excessive exchanges and immediate loss of redemption proceeds would harm the Fund, the Fund may delay investment of the proceeds of such investor's exchange request for up to seven days.

SHARE CERTIFICATES

         The Funds do not ordinarily issue certificates representing shares of the Funds. Instead, shares are held on deposit for shareholders by the Funds' Transfer Agent, which will send you a statement of shares owned in each Fund following each transaction in your account. If you wish to have certificates for your shares, you may request them from the Transfer Agent by writing to Enterprise Shareholder Services, P.O. Box 419731, Kansas City, Mo. 64141-6731. The Funds do not issue certificates for fractional shares. You may redeem or exchange certificated shares only by returning the certificates to the Fund, along with a letter of instruction and a signature guarantee. Special shareholder services such as telephone redemptions, exchanges, electronic funds transfers and wire orders are not available if you hold certificates.

SMALL ACCOUNTS

         For accounts with balances under $1,000, an annual service charge of $25 per account registration per Fund will apply, excluding Automatic Bank Draft Plan Accounts, Automatic Investment Plan Accounts, Retirement Accounts and Savings Plan Accounts.

         If your account balance drops to $500 or less, a Fund may close out your account and mail you the proceeds. You will always be given at least 45 days' written notice to give you time to add to your account and avoid redeeming your shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

         Each Fund will distribute substantially all of its net investment income and realized net capital gains, if any.

         Each Fund makes distributions of capital gains, if any, annually. Each Fund declares and pays dividends of investment income according to the following schedule:

 Declared and Paid Annually             Declared and Paid Semi-Annually            Declared and Paid Monthly
-------------------------------------------------------------------------------------------------------------
 Growth Fund                            Equity Income Fund                         Government Securities Fund

 Growth and Income Fund                                                            High-Yield Bond Fund

 Equity Fund                                                                       Tax-Exempt Income Fund

 Capital Appreciation Fund                                                         Money Market Fund

 Small Company Growth Fund

 Small Company Value Fund

 International Growth Fund

 Global Financial Services Fund

 Managed Fund

         Your dividends and capital gains distributions, if any, will be automatically reinvested in shares of the same Fund and Class on which they were paid at net asset value. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. Alternatively, if you contact the Transfer Agent, you may elect to receive dividends or capital gains distributions, or both, in cash.

         You will pay tax on dividends and distributions from the Funds whether you receive them in cash or additional shares. The Funds intend to make distributions that will either be taxed as ordinary income or capital gains. If, for any taxable year, a Fund distributes income from dividends from domestic corporations, and complies with certain requirements, corporations may be entitled to take a dividends - received deduction for some or all of the dividends they receive.

         If you redeem shares of a Fund or exchange them for shares of another Fund, unless you are a dealer, you generally will recognize capital gain or loss on the transaction. Any such gain or loss will be a long-term capital gain or loss, taxable, if you held such shares for more than 12 months. The maximum long-term capital gain tax rate for individuals is 20%.

         Income received by the Funds from investments in securities issued by foreign issuers may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

         If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Funds' ordinary income dividends (which include distributions of net short term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

         The Funds are required to withhold 31% ("Back-Up Withholding") of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct social security or taxpayer identification number [or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to Back-up Withholding. Corporate shareholders and certain other shareholders specified in the IRC are exempt from Back-Up Withholding.

         Dividends derived from interest on municipal securities and designated by the Tax-Exempt Income Fund as exempt interest dividends by written notice to the shareholders, under existing law, are not subject to federal income tax. Dividends derived from net capital gains realized by the Fund are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income or accrued market discount realized by the Fund will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares. Any capital loss realized from shares held for six months or less is disallowed to the extent of tax-exempt dividend income received.

         Income from certain "private activity" bonds issued after August 7, 1986, are items of tax preference for the corporate and individual alternative minimum tax. If the Tax-Exempt Income Fund invests in private activity bonds, you may be subject to the alternative minimum tax on that part of such Fund distributions derived from interest income on those bonds. The receipt of exempt-interest dividends also may have additional tax consequences. Certain of these are described in the Statement of Additional Information.

         The treatment for state and local tax purpose of distributions from the Tax-Exempt Income Fund representing municipal securities interests will vary according to the laws of state and local taxing authorities.

         The foregoing summarizes some of the federal income tax considerations with respect to the Funds and their shareholders. It is not a substitute for personal tax advice. You should consult your tax advisor for more information regarding the potential tax consequences of an investment in the Funds under all applicable tax laws.

         The Funds will mail statements indicating the tax status of your distributions to you annually.

                                FUND MANAGEMENT

THE INVESTMENT ADVISOR

         Enterprise Capital Management, Inc. serves as the investment advisor to each of the Funds. The Advisor selects Fund Managers for the Funds, subject to the approval of the Board of Directors of the Funds, and reviews their continued performance. Evaluation Associates, Inc., which has had 26 years of experience in evaluating investment advisors for individuals and institutional investors, assists the Advisor in selecting Fund Managers. The Advisor also provides various administrative services and acts as Fund Manager for the Money Market Fund.

         The Securities and Exchange Commission has issued an exemptive order that permits the Advisor to enter into or amend Agreements with Fund Managers without obtaining shareholder approval each time. The exemptive order permits the Advisor, with Board approval, to employ new Fund Managers for the Funds, change the terms of the Agreements with Fund Managers or enter into a new Agreement with a Fund Manager. Shareholders of a Fund have the right to terminate an agreement with a Fund Manager at any time by a vote of the majority of the outstanding voting securities of such Fund. The Fund will notify shareholders of any Fund Manager changes or other material amendments to the Agreements with Fund Managers that occur under these arrangements.

         The Advisor, which was incorporated in 1986, served as principal investment advisor to Alpha Fund, Inc., the predecessor of the Fund's Growth Fund. The Advisor also serves as investment advisor to Enterprise Accumulation Trust which had assets of $[ ] billion at March 31, 1999. The Advisor's address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.

         The following table sets forth the fee paid to the Advisor for the fiscal year ended December 31, 1998 by each Fund. The Advisor in turn compensated each Fund Manager at no additional cost to the Fund.

Name of Fund                               Fee (as a percentage of average net
                                           assets)

Growth Fund                                0.75%

Growth and Income Fund                     0.75%

Equity Fund                                0.75%

Equity Income Fund                         0.75%

Capital Appreciation Fund                  0.75%

Small Company Growth Fund                  1.00%

Small Company Value Fund                   0.75%

International Growth Fund                  0.85%

Global Financial Services Fund             0.85%

Government Securities Fund                 0.60%

High-Yield Bond Fund                       0.60%

Tax-Exempt Income Fund                     0.50%

Managed Fund                               0.75%

Money Market Fund                          0.35%

The Fund Managers

         The following chart sets forth certain information about each of the Fund Managers other than the Advisor, which acts as the Fund Manager to the Money Market Fund. The Fund Managers are responsible for the day to day management of the Funds. The Fund Managers typically manage assets for institutional investors and high net worth individuals. Collectively, the Fund Managers manage assets in excess of $350 billion for all clients, including The Enterprise Group of Funds.


----------------------------------------------------------------------------------------------------------------
Name of Fund and Name and                The Fund Manager's                      Portfolio Managers
Address of Fund Manager                  Experience
----------------------------------------------------------------------------------------------------------------
Growth Fund                              Montag & Caldwell has served            Ronald E. Canakaris,
                                         as the Fund Manager to Alpha            President and Chief
Montag & Caldwell, Inc.                  Fund, Inc., the predecessor of          Investment Officer of Montag
("Montag & Caldwell")                    the Growth Fund, since the              & Caldwell, is responsible
1100 Atlanta Financial Center            Fund was organized in 1968.             for the day-to-day investment
3343 Peachtree Road, N.E.                Montag & Caldwell and its               management of the Growth
Atlanta, Georgia 30326                   predecessors have been                  Fund and has more than 30
                                         engaged in the business of              years' experience in the
                                         providing investment counseling         investment industry.  He has
                                         to individuals and institutions         been President of Montag &
                                         since 1945.  Total assets under         Caldwell for more than 15
                                         management for all clients              years and has served as Fund
                                         approximated $25.8 billion as of        Manager since its inception.
                                         Dec. 31, 1998 Usual investment
                                         minimum: $40 million.
----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                   RSI has served as Fund Manager          James P. Coughlin, President
                                         Retirement System Fund Inc. Core        and Chief Investment Officer
Retirement System Investors Inc.         Equity Fund, the predecessor of         of RSI, is responsible for the
("RSI")                                  The Growth and Income Fund, since       day-to-day management of
317 Madison Avenue                       the Fund was organized in 1991.         the Fund and has more than
New York, New York 10017                 RSI has been engaged in providing      30 years' experience in the
                                         investment advisory services since      investment industry.  He has
                                         1989.                                   served as President and Chief
                                                                                 Investment Officer of RSI
                                         Total assets under management for       since 1989.
                                         RSI were $597 million as of
                                         Dec. 31, 1998.

----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Name of Fund and Name and                The Fund Manager's                      Portfolio Managers
Address of Fund Manager                  Experience
----------------------------------------------------------------------------------------------------------------
Equity Fund                              OpCap has been providing investment     Eileen Rominger, Managing
                                         counseling since 1987.                  Director of Oppenheimer
OpCap Advisors ("OpCap")                 OpCap had approximately $62 billion     Capital, is responsible for the
One World Financial Center               under management as of Dec 31, 1998.    day-to-day management of
New York, New York 10281                 Usual investment minimum is $20         the Fund.  Ms. Rominger has
                                         million.                                more than 20 years' experience
                                                                                 in the investment industry and
                                                                                 has been Managing Director of
                                                                                 Oppenheimer Capital since 1994.
                                                                                 She previously served as Senior
                                                                                 Vice President from 1986 to
                                                                                 1994.
----------------------------------------------------------------------------------------------------------------
Equity Income Fund                       1740 Advisers has been providing        John V. Rock, President and
                                         investment counseling since 1971.       Director of 1740 Advisers, is
1740 Advisers, Inc. ("1740               Total assets under management           responsible for the day-to-
Advisers")                               for 1740 Advisers as of                 day investment management
1740 Broadway                            Dec. 31, 1998, were                     of the Fund and has more
New York, New York 10019                 approximately $1.9 billion.             than 35 years' experience in
                                         Usual investment minimum: $20           the investment industry.  He
                                         million.                                has served as President of
                                                                                 1740 Advisers since 1974.

----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                PIC has served as Fund Manager since    Jeffrey J. Miller is a Managing
                                         its inception in 1987.                  Director of PIC and is
Provident Investment Counsel,            PIC traces its origins to an            responsible for the day-to-
Inc. ("PIC")                             investment partnership formed           day management of the Fund.
300 North Lake Avenue                    in 1951.  As of Dec. 31, 1998,          He has more than 26 years'
Pasadena, California 91101               total assets under management           experience in the investment
                                         for all clients were $20.4 billion.     industry.  He has been Managing
                                         Usual investment minimum: $5            Director of PIC since 1972.
                                         million.
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Name of Fund and Name and                The Fund Manager's                      Portfolio Managers
Address of Fund Manager                  Experience
----------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                Witter has provided investment           William D. Witter, President
                                         counseling since 1997.                   of Witter, and Paul B.
                                         As of Dec. 31, 1998, total assets        Phillips, Managing Director,
                                         under management for all clients         are responsible for the day-
William D. Witter, Inc. ("Witter")       were $905 million. Usual investment      to-day management of the
One Citicorp Center                      minimum is $1 million.                   Fund.  They have more than
153 East 53rd Street                                                              80 years' combined
New York, New York 10022                                                          experience in the investment
                                                                                  industry.  Mr. Witter and Mr.
                                                                                  Phillips have been employed
                                                                                  in their present positions by
                                                                                  Witter since 1977 and 1996,
                                                                                  respectively.  Mr. Phillips
                                                                                  previously served as Senior
                                                                                  Portfolio Manager at Bankers
                                                                                  Trust Company from 1986 to
                                                                                  1995.


----------------------------------------------------------------------------------------------------------------
Small Company Value Fund                 GAMCO's predecessor, Gabelli            Mario J. Gabelli has served
                                         & Company, Inc., was founded            as Chief Investment Officer of
GAMCO Investors, Inc.                    in 1977. As of Dec 31, 1998,            GAMCO since inception in
("GAMCO")                                total assets under management           1977 and is responsible for
One Corporate Center                     for all clients were $7.2 billion.      the day-to-day management
Rye, New York 10580                      Usual investment minimum is             of the Fund.  He has more
                                         $500,000.                               than 28 years' experience in
                                                                                 the investment industry.

----------------------------------------------------------------------------------------------------------------
International Growth Fund                Vontobel has provided investment        Fabrizio Pierallini, Senior
                                         counseling since 1984.                  Vice President and Managing
Vontobel USA Inc. "Vontobel"             Vontobel's assets under management      Director of International
450 Park Avenue                          for all clients were $841 million       Investments is responsible for
New York, New York 10022                 as of December 31, 1998. Usual          the day-to-day management of the
                                         investment minimum is $200,000.         Fund. Mr. Pierallini has been
                                                                                 employed by Vontobel since
                                                                                 1994. He previously served as a
                                                                                 portfolio manager for the Swiss
                                                                                 Bank.
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Name of Fund and Name and                The Fund Manager's                      Portfolio Managers
Address of Fund Manager                  Experience
----------------------------------------------------------------------------------------------------------------
Global Financial Services                Sanford Bernstein was                   The day-to-day management
Fund                                     established in 1967 and as of           of this Fund is performed by
                                         Dec. 31, 1998, had $78.6                Sanford Bernstein's Policy
Sanford C. Bernstein & Co.,              billion in assets under                 Group, chaired by Andrew S.
Inc. ("Sanford Bernstein")               management. Usual investment            Adelson, who has more than
767 Fifth Avenue                         minimum is $5 million.                  20 years' experience in the
New York, New York                                                               investment industry.
10153-0185

----------------------------------------------------------------------------------------------------------------
Government Securities Fund               The firm was founded in 1971            Philip A. Barach, Managing
                                         and as of Dec. 31, 1998, TCW            Director of TCW, and Jeffrey
TCW Funds Management, Inc.               and its affiliated companies had        E. Gundlach, Managing
("TCW")                                  approximately $54.5 billion             Director are responsible for
865 South Figueroa Street Suite          under management or                     the day-to-day investment
1800                                     committed for management in             management of the Fund and
Los Angeles, California 90017            various fiduciary advisory              have more than 37 years'
                                         capacities. Usual investment            combined experience in the
                                         minimum: $35 million.                   investment industry.  They
                                                                                 have served as Managing
                                                                                 Directors since they joined TCW
                                                                                 in 1987 and 1985, respectively.

----------------------------------------------------------------------------------------------------------------
High-Yield Bond Fund                     Caywood-Scholl has provided             James Caywood, Managing
                                         investment advice with respect          Director and Chief Investment
Caywood-Scholl Capital                   to high-yield, low grade fixed          Officer of Caywood-Scholl,
Management ("Caywood-Scholl")            income instruments since 1986.          is responsible for the day-to-
4350 Executive Drive, Suite 125          As of Dec. 31, 1998 assets              day management of the Fund.
San Diego, California 92121              under management for all clients        He has more than 30 years'
                                         approximated $973 million.              investment industry
                                         Usual investment minimum: $1            experience.  He joined
                                         million.                                Caywood-Scholl in 1986 as
                                                                                 Managing Director and Chief
                                                                                 Investment Officer and has
                                                                                 held those positions since
                                                                                 1986.
----------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
Name of Fund and Name and                The Fund Manager's                      Portfolio Managers
Address of Fund Manager                  Experience
----------------------------------------------------------------------------------------------------------------
Tax-Exempt Income Fund                   MBIA has provided investment            Robert M. Ohanesian,
                                         counseling services since 1987.         President and Chief
MBIA Capital Management                  As of December 31, 1998, assets         Investment Officer of MBIA,
Corp. ("MBIA")                           under management for all clients        who has more than 25 years
113 King Street                          approximated $15 billion.               experience in the investment
Armonk, New York 10504                   Usual investment minimum: $10           industry, serves as portfolio
                                         million.                                manager to the Fund.  Mr.
                                                                                 Ohanesian joined MBIA in
                                                                                 1994 and previously served
                                                                                 as Director of Investments for
                                                                                 Shields Asset Management
                                                                                 from 1988 through 1993.

----------------------------------------------------------------------------------------------------------------
Managed Fund                             OpCap Advisors has provided             Richard J. Glasebrook II,
                                         investment counseling services          Managing Director of
OpCap Advisors                           since 1987. As of December 31, 1998,    Oppenheimer Capital is
One World Financial Center               Oppenheimer Capital and its             responsible for the day-to-
New York, New York 10281                 affiliates have over $62 billion        day management of the Fund.
                                         under management. Its usual             He has more than 25 years'
                                         investment minimum is $20               investment industry
                                         million.                                experience.  Mr. Glasebrook
                                                                                 has served as Managing
                                                                                 Director of Oppenheimer
                                                                                 Capital since 1994 and
                                                                                 immediately preceding served
                                                                                 as Senior Vice President.
----------------------------------------------------------------------------------------------------------------


YEAR 2000

         Many computer and computer-based systems cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates (commonly known as the "Year 2000 Issue"). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing and account services. As part of its operational responsibilities, the Advisor has reviewed each of its internal systems and has obtained assessments from each service provider, including Fund Managers, of Year 2000 issues which could potentially impact services to the Fund. The Advisor is unaware of any Year 2000 issues which remain unresolved or have been identified as unresolvable. In addition, the Advisor has established a timetable to periodically re-evaluate systems to ensure new issues or those which may not previously have been identified are addressed and resolved in an expeditious manner. The Advisor does not anticipate any material expenditures for monitoring Year 2000 issues. If the problem has not been fully addressed, however, the Funds could be negatively affected. The Year 2000 Issue could also have a negative impact on the companies in which the Funds invest, which could hurt the Funds' investment returns.

                              FINANCIAL HIGHLIGHTS

         The Financial Highlights tables for each Fund is intended to help you understand the Fund's financial performance for the past 5 years, or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

                              FINANCIAL HIGHLIGHTS

            (FOR A SHARE OUTSTANDING THROUGH THE PERIODS INDICATED)

                                                                        YEAR ENDED DECEMBER 31,
                                            ----------------------------------------------------------------------------------
GROWTH FUND (CLASS A)                          1998          1997        1996        1995       1994       1993      1992(F)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period......   $             $  13.10    $  10.44     $   7.76    $  8.26    $  7.96    $  8.22
Net Investment Income (Loss)..............                    (0.07)      (0.04)       (0.03)     (0.02)      0.01      (0.02)
Net Realized and Unrealized Gain (Loss) on
 Investments..............................                     4.23        3.44         3.13      (0.06)      0.84       0.55
                                             ---------------------------------------------------------------------------------
Total from Investment Operations..........                     4.16        3.40         3.10      (0.08)      0.85       0.53
                                             ---------------------------------------------------------------------------------
Dividends from Net Investment Income......                     0.00        0.00         0.00       0.00       0.01       0.00
Distributions from Net Realized Capital
 Gains....................................                     0.35        0.74         0.42       0.42       0.54       0.79
                                             ---------------------------------------------------------------------------------
Total Distributions.......................                     0.35        0.74         0.42       0.42       0.55       0.79
                                             ---------------------------------------------------------------------------------
Net Asset Value, End of Period............   $             $  16.91    $  13.10     $  10.44    $  7.76    $  8.26    $  7.96
                                             ---------------------------------------------------------------------------------
Total Return(C)...........................                    31.76%      32.60%       39.99%     (0.99)%    10.59%      6.46%
Net Assets End of Period (In Thousands)...   $             $424,280    $196,752     $122,559    $88,375    $90,902    $84,200
Ratio of Expenses to Average Net Assets...                     1.43%(E)    1.53%(E)     1.60%      1.56%      1.60%      1.60%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers)......................                     1.43%(E)    1.53%(E)     1.60%      1.56%      1.61%      1.67%
Ratio of Net Investment Income (Loss) to
 Average Net Assets.......................                    (0.55)%     (0.39)%      (0.35)%    (0.30)%     0.10%     (0.30)%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers)...                    (0.55)%     (0.39)%      (0.35)%    (0.30)%     0.06%     (0.31)%
Portfolio Turnover........................                    22.28%      29.90%       45.30%     64.50%    107.90%     61.20%


                                                    YEAR ENDED DECEMBER 31,
                                            ----------------------------------------
GROWTH FUND (CLASS A)                        1991       1990       1989       1988
------------------------------------------  ----------------------------------------
Net Asset Value, Beginning of Period......  $  6.31    $  7.24    $  6.25    $  6.02
Net Investment Income (Loss)..............     0.07       0.08       0.02       0.07
Net Realized and Unrealized Gain (Loss) on
 Investments..............................     2.57      (0.24)      1.42       0.67
                                            ----------------------------------------
Total from Investment Operations..........     2.64      (0.16)      1.44       0.74
                                            ----------------------------------------
Dividends from Net Investment Income......     0.07       0.09       0.02       0.07
Distributions from Net Realized Capital
 Gains....................................     0.66       0.68       0.43       0.44
                                            ----------------------------------------
Total Distributions.......................     0.73       0.77       0.45       0.51
                                            ----------------------------------------
Net Asset Value, End of Period............  $  8.22    $  6.31    $  7.24    $  6.25
                                            ----------------------------------------
Total Return(C)...........................    41.79%     (2.26)%    23.05%     12.30%
Net Assets End of Period (In Thousands)...  $77,784    $52,897    $55,320    $40,363
Ratio of Expenses to Average Net Assets...     1.60%      1.60%      2.50%      2.50%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers)......................     1.81%      1.75%      2.70%      2.60%
Ratio of Net Investment Income (Loss) to
 Average Net Assets.......................     0.90%      1.00%      0.30%      0.80%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers)...     0.69%      0.89%      0.10%      0.75%
Portfolio Turnover........................    74.70%    138.40%     78.30%     67.10%

                                                                  YEAR ENDED
                                                                 DECEMBER 31,         FOR THE PERIOD
                                                ----------------------------------     MAY 1 THROUGH
GROWTH FUND (CLASS B)                            1998          1997         1996     DECEMBER 31, 1995
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........   $            $  12.97      $ 10.41        $ 8.69
Net Investment Income (Loss).................                   (0.11)       (0.06)        (0.02)
Net Realized and Unrealized Gains (Losses) on
 Investments.................................                    4.15         3.36          2.16
                                                ------------------------------------------------------
Total from Investment Operations.............                    4.04         3.30          2.14
                                                ------------------------------------------------------
Dividends from Net Investment Income.........                    0.00         0.00          0.00
Distributions from Net Realized Capital
 Gains.......................................                    0.35         0.74          0.42
                                                ------------------------------------------------------
Total Distributions..........................                    0.35         0.74          0.42
                                                ------------------------------------------------------
Net Asset Value, End of Period...............   $            $  16.66      $ 12.97        $10.41
                                                ------------------------------------------------------
Total Return(D)..............................                   31.15%       31.73%        24.66%(B)
Net Assets End of Period (in thousands)......   $            $166,932      $36,483        $4,572
Ratio of Expenses to Average Net Assets......                    1.98%(E)     2.10%(E)      2.15%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers).........................                    1.98%(E)     2.10%(E)      2.15%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets..........................                   (1.10)%      (0.96)%       (0.82)%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers)......                   (1.10)%      (0.96)%       (0.82)%(A)
Portfolio Turnover...........................                   22.28%       29.90%        45.30%(A)

                                                               YEAR ENDED    FOR THE PERIOD
                                                              DECEMBER 31,    MAY 1 THROUGH
GROWTH FUND (CLASS C)                                             1998      DECEMBER 31, 1997
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................    $                $ 14.11
Net Investment Income (Loss)................................                       (0.06)
Net Realized and Unrealized Gains (Losses) on Investments...                        3.15
                                                                -----------------------------
Total from Investment Operations............................                        3.09
                                                                -----------------------------
Dividends from Net Investment Income........................                        0.00
Distributions from Net Realized Capital Gains...............                        0.35
                                                                -----------------------------
Total Distributions.........................................                        0.35
                                                                -----------------------------
Net Asset Value, End of Period..............................    $                $ 16.85
                                                                -----------------------------
Total Return(D).............................................                       21.91%(B)
Net Assets End of Period (In Thousands).....................    $                $26,601
Ratio of Expenses to Average Net Assets.....................                        1.97%(EA)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................                        1.97%(EA)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................                       (1.10)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................                       (1.10)%(A)
Portfolio Turnover..........................................                       22.28%(A)

A Annualized.
B Not Annualized.
C Total returns do not include one time sales charge.
D Total return does not include contingent deferred sales charge.
E Effective September 1, 1995, ratio includes expenses paid indirectly. F Based on average monthly shares outstanding.

                      THE ENTERPRISE Group of Funds, Inc.

                                                                     FOR THE PERIOD
                                                                       OCTOBER 1         FOR THE PERIOD
                                                   YEAR ENDED           THROUGH          JULY 17 THROUGH
GROWTH AND INCOME FUND (CLASS A)                DECEMBER 31, 1998   DECEMBER 31, 1997   SEPTEMBER 30, 1997
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...........                          $ 25.71             $ 25.05
Net Investment Income (Loss)...................                             0.01                0.00
Net Realized and Unrealized Gain (Loss) on
 Investments...................................                             0.04                0.66
                                                                 -----------------------------------------
Total from Investment Operations...............                             0.05                0.66
                                                                 -----------------------------------------
Dividends from Net Investment Income...........                             0.11                0.00
Distributions from Net Realized Capital
 Gains.........................................                             0.46                0.00
                                                                 -----------------------------------------
Total Distributions............................                             0.57                0.00
                                                                 -----------------------------------------
Net Asset Value, End of Period.................                          $ 25.19             $ 25.71
                                                                 -----------------------------------------
Total Return(C)................................                             0.20%(B)            2.63 %(B)
Net Assets End of Period (In Thousands)........                          $ 4,032             $ 1,109
Ratio of Expenses to Average Net Assets........                             1.50%(A)            1.50 %(A)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers)...........................                             2.11%(A)            4.47 %(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets............................                             0.56%(A)            0.07 %(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers)........                            (0.04)%(A)          (2.90)%(A)
Portfolio Turnover.............................                             1.46%(A)           15.69 %(A)

                                                                     FOR THE PERIOD
                                                                       OCTOBER 1         FOR THE PERIOD
                                                   YEAR ENDED          THROUGH          JULY 17 THROUGH
GROWTH AND INCOME FUND (CLASS B)                 DECEMBER 31, 1998  DECEMBER 31, 1997   SEPTEMBER 30, 1997
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...........                          $ 25.68             $ 25.05
Net Investment Income (Loss)...................                            (0.01)              (0.01)
Net Realized and Unrealized Gains(Losses) on
 Investments...................................                             0.03                0.64
                                                                 -----------------------------------------
Total from Investment Operations...............                             0.02                0.63
                                                                 -----------------------------------------
Dividends from Net Investment Income...........                             0.09                0.00
Distributions from Net Realized Capital
 Gains.........................................                             0.46                0.00
                                                                 -----------------------------------------
Total Distributions............................                             0.55                0.00
                                                                 -----------------------------------------
Net Asset Value, End of Period.................                          $ 25.15             $ 25.68
                                                                 -----------------------------------------
Total Return(D)................................                             0.07%(B)            2.51 %(B)
Net Assets End of Period (In Thousands)........                          $ 3,257             $   992
Ratio of Expenses to Average Net Assets........                             2.05%(A)            2.05 %(A)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers)...........................                             2.66%(A)            4.59 %(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets............................                            (0.02)%(A)          (0.34)%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers)........                            (0.63)%(A)          (2.87)%(A)
Portfolio Turnover.............................                             1.46%(A)           15.69 %(A)

                                                                     FOR THE PERIOD
                                                                        OCTOBER 1         FOR THE PERIOD
                                                   YEAR ENDED            THROUGH           JULY 17 THROUGH
GROWTH AND INCOME FUND (CLASS C)                  DECEMBER 31, 1998  DECEMBER 31, 1997   SEPTEMBER 30, 1997
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...........                          $ 25.68             $ 25.05
Net Investment Income (Loss)...................                            (0.02)              (0.01)
Net Realized and Unrealized Gains (Losses) on
 Investments...................................                             0.05                0.64
                                                                 -----------------------------------------
Total from Investment Operations...............                             0.03                0.63
                                                                 -----------------------------------------
Dividends from Net Investment Income...........                             0.10                0.00
Distributions from Net Realized Capital
 Gains.........................................                             0.46                0.00
                                                                 -----------------------------------------
Total Distributions............................                             0.56                0.00
                                                                 -----------------------------------------
Net Asset Value, End of Period.................                          $ 25.15             $ 25.68
                                                                 -----------------------------------------
Total Return(D)................................                             0.10%(B)            2.51 %(B)
Net Assets End of Period (In Thousands)........                          $   561             $    99
Ratio of Expenses to Average Net Assets........                             2.05%(A)            2.05 %(A)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers)...........................                             2.64%(A)            4.60 %(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets............................                             0.03%(A)           (0.39)%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers)........                            (0.56)%(A)          (2.94)%(A)
Portfolio Turnover.............................                             1.46%(A)           15.69 %(A)

                      THE ENTERPRISE Group of Funds, Inc.

                                                                                 FOR THE PERIOD
                                                                 YEAR ENDED       MAY 1 THROUGH
EQUITY FUND (CLASS A)                                         DECEMBER 31, 1998  DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................                          $  5.00
Net Investment Income (Loss)................................                             0.01
Net Realized and Unrealized Gain (Loss) on Investments......                             1.05
                                                                                ------------------
Total from Investment Operations............................                             1.06
                                                                                ------------------
Dividends from Net Investment Income........................                             0.00
Distributions from Net Realized Capital Gains...............                             0.10
                                                                                ------------------
Total Distributions.........................................                             0.10
                                                                                ------------------
Net Asset Value, End of Period..............................                          $  5.96
                                                                                ------------------
Total Return(C).............................................                            21.30%(B)
Net Assets End of Period (In Thousands).....................                          $ 3,196
Ratio of Expenses to Average Net Assets.....................                             1.60%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................                             0.26%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................                            (4.66)%(A)
Portfolio Turnover..........................................                            68.73%(A)

                                                                                 FOR THE PERIOD
                                                                 YEAR ENDED       MAY 1 THROUGH
EQUITY FUND (CLASS B)                                         DECEMBER 31, 1998  DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................                          $  5.00
Net Investment Income (Loss)................................                             0.00
Net Realized and Unrealized Gains (Losses) on Investments...                             1.04
                                                                               -------------------
Total from Investment Operations............................                             1.04
                                                                               -------------------
Dividends from Net Investment Income........................                             0.00
Distributions from Net Realized Capital Gains...............                             0.10
                                                                               -------------------
Total Distributions.........................................                             0.10
                                                                               -------------------
Net Asset Value, End of Period..............................                          $  5.94
                                                                               -------------------
Total Return(D).............................................                            20.80%(B)
Net Assets End of Period (In Thousands).....................                          $ 1,820
Ratio of Expenses to Average Net Assets.....................                             2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................                             6.21%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................                            (0.23)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................                            (4.29)%(A)
Portfolio Turnover..........................................                            68.73%(A)

                                                                                 FOR THE PERIOD
                                                                 YEAR ENDED       MAY 1 THROUGH
EQUITY FUND (CLASS C)                                         DECEMBER 31, 1998  DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................                          $  5.00
Net Investment Income (Loss)................................                             0.00
Net Realized and Unrealized Gains (Losses) on Investments...                             1.04
                                                                                ------------------
Total from Investment Operations............................                             1.04
                                                                                ------------------
Dividends from Net Investment Income........................                             0.00
Distributions from Net Realized Capital Gains...............                             0.10
                                                                                ------------------
Total Distributions.........................................                             0.10
                                                                                ------------------
Net Asset Value, End of Period..............................                          $  5.94
                                                                                ------------------
Total Return(D).............................................                            20.89%(B)
Net Assets End of Period (In Thousands).....................                          $   283
Ratio of Expenses to Average Net Assets.....................                             2.15%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................                             6.01%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................                            (0.21)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................                            (4.07)%(A)
Portfolio Turnover..........................................                            68.73%(A)

                      THE ENTERPRISE Group of Funds, Inc.

                                                                               YEAR ENDED DECEMBER 31,
                                                         YEAR ENDED      ---------------------------------------------------------
EQUITY INCOME FUND (CLASS A)                          DECEMBER 31, 1998  1997      1996      1995      1994      1993      1992
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period...............                      $ 22.44   $ 20.73   $ 16.43   $ 17.75   $ 16.93   $ 16.00
Net Investment Income (Loss).......................                         0.17      0.41      0.45      0.44      0.52      0.43
Net Realized and Unrealized Gain (Loss) on
 Investments.......................................                         5.95      3.27      5.00     (0.53)     1.74      0.92
                                                     -----------------------------------------------------------------------------
Total from Investment Operations...................                         6.12      3.68      5.45     (0.09)     2.26      1.35
                                                     -----------------------------------------------------------------------------
Dividends from Net Investment Income...............                         0.15      0.40      0.45      0.44      0.50      0.41
Distributions from Net Realized Capital Gains......                         1.99      1.57      0.70      0.79      0.94      0.01
                                                     -----------------------------------------------------------------------------
Total Distributions................................                         2.14      1.97      1.15      1.23      1.44      0.42
                                                     -----------------------------------------------------------------------------
Net Asset Value, End of Period.....................                      $ 26.42   $ 22.44   $ 20.73   $ 16.43   $ 17.75   $ 16.93
                                                     -----------------------------------------------------------------------------
Total Return(C)....................................                        28.08%    17.86%    33.38%    (0.49)%   13.45%     8.48%
Net Assets End of Period (In Thousands)............                      $97,932   $72,647   $61,906   $50,926   $49,920   $40,918
Ratio of Expenses to Average Net Assets............                         1.50%     1.50%     1.50%     1.50%     1.50%     1.50%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)..........................................                         1.62%     1.68%     1.78%     1.73%     1.91%     1.95%
Ratio of Net Investment Income (Loss) to Average
 Net Assets........................................                         1.35%     1.87%     2.33%     2.50%     2.90%     2.80%
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)....................                         1.23%     1.69%     2.06%     2.30%     2.51%     2.22%
Portfolio Turnover.................................                        32.89%    33.22%    25.60%    41.40%    39.90%    38.30%

                                                            YEAR ENDED DECEMBER 31,
                                                     --------------------------------------
EQUITY INCOME FUND (CLASS A)                          1991      1990      1989      1988
---------------------------------------------------  --------------------------------------
Net Asset Value, Beginning of Period...............  $ 13.40   $ 15.26   $ 13.40   $ 12.16
Net Investment Income (Loss).......................     0.52      0.61      0.37      0.29
Net Realized and Unrealized Gain (Loss) on
 Investments.......................................     2.61     (1.84)     1.97      1.37
                                                     --------------------------------------
Total from Investment Operations...................     3.13     (1.23)     2.34      1.66
                                                     --------------------------------------
Dividends from Net Investment Income...............     0.53      0.63      0.38      0.26
Distributions from Net Realized Capital Gains......     0.00      0.00      0.10      0.16
                                                     --------------------------------------
Total Distributions................................     0.53      0.63      0.48      0.42
                                                     --------------------------------------
Net Asset Value, End of Period.....................  $ 16.00   $ 13.40   $ 15.26   $ 13.40
                                                     --------------------------------------
Total Return(C)....................................    23.55%    (8.20)%   17.55%    13.64%
Net Assets End of Period (In Thousands)............  $33,605   $29,330   $33,402   $10,199
Ratio of Expenses to Average Net Assets............     1.50%     1.50%     2.50%     2.50%
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)..........................................     2.02%     2.01%     2.80%     3.80%
Ratio of Net Investment Income (Loss) to Average
 Net Assets........................................     3.50%     4.20%     3.30%     3.60%
Ratio of Net Investment Income (Loss) to Average
 Net Assets (Excluding Waivers)....................     2.84%     3.73%     3.04%     2.28%
Portfolio Turnover.................................    25.90%    20.80%     9.50%     9.70%

                                                                                     YEAR ENDED
                                                                                    DECEMBER 31,       FOR THE PERIOD
                                                              YEAR ENDED         ------------------     MAY 1 THROUGH
EQUITY INCOME FUND (CLASS B)                               DECEMBER 31, 1998      1997       1996     DECEMBER 31, 1995
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................                      $ 22.30    $ 20.67        $ 18.12
Net Investment Income (Loss)................................                         0.12       0.24           0.29
Net Realized and Unrealized Gain (Loss) on Investments......                         5.83       3.30           3.40
                                                              ----------------------------------------------------------
Total from Investment Operations............................                         5.95       3.54           3.69
                                                              ----------------------------------------------------------
Dividends from Net Investment Income........................                         0.09       0.34           0.44
Distributions from Capital Gains............................                         1.99       1.57           0.70
                                                              ----------------------------------------------------------
Total Distributions.........................................                         2.08       1.91           1.14
                                                              ----------------------------------------------------------
Net Asset Value, End of Period..............................                      $ 26.17    $ 22.30        $ 20.67
                                                              ----------------------------------------------------------
Total Return(D).............................................                        27.35%     17.22%         20.57%(B)
Net Assets End of Period (In Thousands).....................                      $19,055    $ 5,615        $ 1,086
Ratio of Expenses to Average Net Assets.....................                         2.05%      2.05%          2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................                         2.17%      2.23%          2.23%(A)
Ratio of Net Investment Income to Average Net Assets........                         0.77%      1.32%          1.56%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................                         0.65%      1.14%          1.33%(A)
Portfolio Turnover Rate.....................................                        32.89%     33.22%         25.60%(A)

                                                                                  FOR THE PERIOD
                                                                YEAR ENDED         MAY 1 THROUGH
EQUITY INCOME FUND (CLASS C)                                  DECEMBER 31, 1998  DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------
Net Asset Value Beginning of Period.........................                          $ 24.26
Net Investment Income (Loss)................................                             0.04
Net Realized and Unrealized Gains (Losses) on Investments...                             4.14
                                                              ------------------------------------
Total from Investment Operations............................                             4.18
                                                              ------------------------------------
Dividends from Net Investment Income........................                             0.14
Distributions from Net Realized Capital Gains...............                             1.99
                                                              ------------------------------------
Total Distributions.........................................                             2.13
                                                              ------------------------------------
Net Asset Value, End of Period..............................                          $ 26.31
                                                              ------------------------------------
Total Return(D).............................................                            18.21%(B)
Net Assets End of Period (In Thousands).....................                          $ 1,857
Ratio of Expense in Average Net Assets......................                             2.05%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................                             2.20%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................                             0.69%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................                             0.54%(A)
Portfolio Turnover..........................................                            32.89%(A)

                      THE ENTERPRISE Group of Funds, Inc.

                                                                             YEAR ENDED DECEMBER 31,
CAPITAL APPRECIATION FUND               YEAR ENDED     -------------------------------------------------------------------
(CLASS A)                           DECEMBER 31, 1998    1997        1996        1995        1994        1993      1992(F)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period...........................      $              $  34.21    $  32.54    $  28.54    $  31.10    $  29.42    $ 27.80
Net Investment Income (Loss)......                        (0.37)      (0.31)      (0.25)      (0.13)      (0.15)     (0.04)
Net Realized and Unrealized Gain
 (Loss) on Investments............                         7.31        5.69        7.59       (0.95)       1.83       1.66
                                        ----------------------------------------------------------------------------------
Total from Investment
 Operations.......................                         6.94        5.38        7.34       (1.08)       1.68       1.62
                                        ----------------------------------------------------------------------------------
Dividends from Net Investment
 Income...........................                         0.00        0.00        0.00        0.00        0.00       0.00
Distributions from Net Realized
 Capital Gains....................                         5.61        3.71        3.34        1.48        0.00       0.00
                                        ----------------------------------------------------------------------------------
Total Distributions...............                         5.61        3.71        3.34        1.48        0.00       0.00
                                        ----------------------------------------------------------------------------------
Net Asset Value, End of Period....      $              $  35.54    $  34.21    $  32.54    $  28.54    $  31.10    $ 29.42
                                        ----------------------------------------------------------------------------------
Total Return(C)...................                        20.27%      16.52%      25.72%      (3.46)%      5.71%      5.83%
Net Assets End of Period (In
 Thousands).......................      $              $112,738    $115,253    $121,207     101,237     103,187     72,569
Ratio of Expenses to Average Net
 Assets...........................                         1.65%       1.60%(E)    1.65%       1.66%       1.64%      1.72%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers).......                         1.65%       1.60%(E)    1.65%       1.66%       1.64%      1.72%
Ratio of Net Investment Income
 (Loss) to Average Net Assets.....                        (1.06)%     (0.87)%     (0.82)%     (0.50)%     (0.60)%    (0.20)%
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)..............                        (1.06)%     (0.87)%     (0.82)%     (0.50)%     (0.60)%    (0.20)%
Portfolio Turnover................                        60.73%      66.42%      65.20%      74.40%      61.90%     32.50%

                                           YEAR ENDED DECEMBER 31,
CAPITAL APPRECIATION FUND           --------------------------------------
(CLASS A)                            1991       1990       1989      1988
----------------------------------  --------------------------------------
Net Asset Value, Beginning of
 Period...........................  $ 17.48    $ 16.94    $13.01    $12.28
Net Investment Income (Loss)......    (0.01)      0.11     (0.03)    (0.03)
Net Realized and Unrealized Gain
 (Loss) on Investments............    10.33       0.54      4.49      0.76
                                    ---------------------------------------
Total from Investment
 Operations.......................    10.32       0.65      4.46      0.73
                                    ---------------------------------------
Dividends from Net Investment
 Income...........................     0.00       0.11      0.00      0.00
Distributions from Net Realized
 Capital Gains....................     0.00       0.00      0.53      0.00
                                    ---------------------------------------
Total Distributions...............     0.00       0.11      0.53      0.00
                                    ---------------------------------------
Net Asset Value, End of Period....  $ 27.80    $ 17.48    $16.94    $13.01
                                    ---------------------------------------
Total Return(C)...................    59.04%      3.84%    34.27%     5.94%
Net Assets End of Period (In
 Thousands).......................   33,375     12,552     9,091     2,825
Ratio of Expenses to Average Net
 Assets...........................     1.75%      1.75%     2.50%     2.50%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers).......     2.04%      2.27%     3.90%     6.00%
Ratio of Net Investment Income
 (Loss) to Average Net Assets.....    (0.10)%     0.70%    (0.50)%   (0.30)%
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)..............    (0.44)%     0.12%    (1.92)%   (3.77)%
Portfolio Turnover................    40.20%     60.50%    65.80%    49.30%

                                                                                     YEAR ENDED         FOR THE PERIOD
                                                                 YEAR ENDED         DECEMBER 31,         MAY 1 THROUGH
CAPITAL APPRECIATION FUND (CLASS B)                           DECEMBER 31, 1998   1997        1996     DECEMBER 31, 1995
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................      $              $ 33.86     $ 32.42        $30.04
Net Investment Income (Loss)................................                       (0.45)      (0.35)        (0.12)
Net Realized and Unrealized Gain (Loss) on Investments......                        7.09        5.50          5.84
                                                                  ------------------------------------------------------
Total from Investment Operations............................                        6.64        5.15          5.72
                                                                  ------------------------------------------------------
Dividends from Net Investment Income........................                        0.00        0.00          0.00
Distributions from Capital Gains............................                        5.61        3.71          3.34
                                                                  ------------------------------------------------------
Total Distributions.........................................                        5.61        3.71          3.34
                                                                  ------------------------------------------------------
Net Asset Value, End of Period..............................      $              $ 34.89     $ 33.86        $32.42
                                                                  ------------------------------------------------------
Total Return(D).............................................                       19.60%      15.87%        18.99%(B)
Net Assets End of Period (In Thousands).....................      $              $ 7,862     $ 5,047        $1,953
Ratio of Expenses to Average Net Assets.....................                        2.21%       2.14%(E)      2.08%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................                        2.21%       2.14%(E)      2.08%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................                       (1.61)%     (1.43)%       (1.41)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................                       (1.61)%     (1.43)%       (1.41)%(A)
Portfolio Turnover Rate.....................................                       60.73%      66.42%        65.20%(A)

                                                                                  FOR THE PERIOD
                                                                  YEAR ENDED       MAY 1 THROUGH
CAPITAL APPRECIATION FUND (CLASS C)                           DECEMBER 31, 1998  DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................      $                   $ 33.54
Net Investment Income (Loss)                                                            (0.19)
Net Realized and Unrealized Gains (Losses) on Investments...                             7.69
                                                                  --------------------------------
Total from Investment Operations............................                             7.50
                                                                  --------------------------------
Dividends from Net Investment Income........................                             0.00
Distributions from Net Realized Capital Gains                                            5.61
                                                                  --------------------------------
Total Distributions.........................................                             5.61
                                                                  --------------------------------
Net Asset Value, End of Period..............................      $                   $ 35.43
                                                                  --------------------------------
Total Return(D).............................................                            22.35%(B)
Net Assets End of Period (In Thousands).....................      $                   $   126
Ratio of Expenses to Average Net Assets.....................                             2.21%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................                             2.21%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................                            (1.88)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................                            (1.88)%(A)
Portfolio Turnover..........................................                            60.73%(A)

                      THE ENTERPRISE Group of Funds, Inc.

                                                                                  FOR THE PERIOD
                                                                                     OCTOBER 1         FOR THE PERIOD
                                                                  YEAR ENDED          THROUGH         JULY 17 THROUGH
SMALL COMPANY GROWTH FUND (CLASS A)                           DECEMBER 31, 1998  DECEMBER 31, 1997   SEPTEMBER 30, 1997
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................      $                   $ 26.61             $ 24.54
Net Investment Income (Loss)................................                             0.40               (0.05)
Net Realized and Unrealized Gain (Loss) on Investments......                            (2.27)               2.12
                                                                  -----------------------------------------------------
Total from Investment Operations............................                            (2.67)               2.07
                                                                  -----------------------------------------------------
Dividends from Net Investment Income........................                             0.00                0.00
Distributions from Net Realized Capital Gains...............                             0.55                0.00
                                                                  -----------------------------------------------------
Total Distributions.........................................                             0.55                0.00
                                                                  -----------------------------------------------------
Net Asset Value, End of Period..............................      $                   $ 23.39             $ 26.61
                                                                  -----------------------------------------------------
Total Return(C).............................................                           (10.04)%(B)           8.44%(B)
Net Assets End of Period (In Thousands).....................      $                   $ 4,861             $ 2,102
Ratio of Expenses to Average Net Assets.....................                             1.85%(A)            1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................                             2.38%(A)            4.48%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................                            (1.56)%(A)          (1.61)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................                            (2.09)%(A)          (4.25)%(A)
Portfolio Turnover..........................................                            23.68%(A)          157.51%(A)

                                                                                  FOR THE PERIOD
                                                                                     OCTOBER 1         FOR THE PERIOD
                                                                  YEAR ENDED          THROUGH         JULY 17 THROUGH
SMALL COMPANY GROWTH FUND (CLASS B)                           DECEMBER 31, 1998  DECEMBER 31, 1997   SEPTEMBER 30, 1997
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................      $                   $ 26.58             $ 24.54
Net Investment Income (Loss)................................                             0.47               (0.05)
Net Realized and Unrealized Gains (Losses) on Investments...                            (2.23)               2.09
                                                                  -----------------------------------------------------
Total from Investment Operations............................                            (2.70)               2.04
                                                                  -----------------------------------------------------
Dividends from Net Investment Income........................                             0.00                0.00
Distributions from Net Realized Capital Gains...............                             0.55                0.00
                                                                  -----------------------------------------------------
Total Distributions.........................................                             0.55                0.00
                                                                  -----------------------------------------------------
Net Asset Value, End of Period..............................      $                   $ 23.33             $ 26.58
                                                                  -----------------------------------------------------
Total Return(D).............................................                           (10.16)%(B)           8.31%(B)
Net Assets End of Period (In Thousands).....................      $                   $ 2,842             $ 1,099
Ratio of Expenses to Average Net Assets.....................                             2.40%(A)            2.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................                             2.93%(A)            5.52%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................                            (2.11)%(A)          (2.18)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................                            (2.64)%(A)          (5.29)%(A)
Portfolio Turnover..........................................                            23.68%(A)          157.51%(A)

                                                                                  FOR THE PERIOD
                                                                                     OCTOBER 1         FOR THE PERIOD
                                                                  YEAR ENDED          THROUGH         JULY 17 THROUGH
SMALL COMPANY GROWTH FUND (CLASS C)                           DECEMBER 31, 1998  DECEMBER 31, 1997   SEPTEMBER 30, 1997
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................      $                   $ 26.57             $ 24.54
Net Investment Income (Loss)................................                             0.62               (0.07)
Net Realized and Unrealized Gains (Losses) on Investments...                            (2.08)               2.10
                                                                  -----------------------------------------------------
Total from Investment Operations............................                            (2.70)               2.03
                                                                  -----------------------------------------------------
Dividends from Net Investment Income........................                             0.00                0.00
Distributions from Net Realized Capital Gains...............                             0.55                0.00
                                                                  -----------------------------------------------------
Total Distributions.........................................                             0.55                0.00
                                                                  -----------------------------------------------------
Net Asset Value, End of Period..............................      $                   $ 23.32             $ 26.57
                                                                  -----------------------------------------------------
Total Return(D).............................................                           (10.16)%(B)           8.27%(B)
Net Assets End of Period (In Thousands).....................      $                   $   795             $   201
Ratio of Expenses to Average Net Assets.....................                             2.40%(A)            2.40%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................                             2.93%(A)            5.91%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................                            (2.11)%(A)          (2.15)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................                            (2.64)%(A)          (5.65)%(A)
Portfolio Turnover..........................................                            23.68%(A)          157.51%(A)

                      THE ENTERPRISE Group of Funds, Inc.


                                                                    YEAR ENDED
                                       YEAR ENDED                  DECEMBER 31,                   FOR THE PERIOD
                                      DECEMBER 31,   ----------------------------------------    OCTOBER 1 THROUGH
SMALL COMPANY VALUE FUND (CLASS A)        1998        1997       1996       1995       1994      DECEMBER 31, 1993
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period........................                      $  5.74    $  5.43    $  5.17    $  5.29         $ 5.00
Net Investment Income (Loss)...                         0.01      (0.01)      0.02       0.03           0.01
Net Realized and Unrealized Gain
 (Loss) on Investments.........                         2.53       0.62       0.46      (0.01)          0.29
                                      ----------------------------------------------------------------------
Total from Investment
 Operations....................                         2.54       0.61       0.48       0.02           0.30
                                      ----------------------------------------------------------------------
Dividends from Net Investment
 Income........................                         0.00       0.00       0.02       0.03           0.01
Distributions from Net Realized
 Capital Gains (Loss)..........                         0.53       0.30       0.20       0.11           0.00
                                      ----------------------------------------------------------------------
Total Distributions............                         0.53       0.30       0.22       0.14           0.01
                                      ----------------------------------------------------------------------
Net Asset Value, End of Period...                    $  7.75    $  5.74    $  5.43    $  5.17         $ 5.29
                                      ----------------------------------------------------------------------
Total Return(C)................                        44.24%     11.28%      9.28%      0.34%          5.92%(B)
Net Assets End of Period (In
 Thousands)....................                      $45,310    $17,308    $19,720    $22,120         $8,118
Ratio of Expenses to Average Net
 Assets........................                         1.75%      1.75%      1.75%      1.75%          1.75%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)....                         1.95%      2.38%      2.21%      2.15%          4.00%(A)
Ratio of Net Investment Income
 (Loss) to Average Net Assets...                        0.05%     (0.13)%     0.32%      0.60%          0.10%(A)
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)...........                        (0.15)%    (0.76)%    (0.14)%     0.18%          (1.54)%(A)
Portfolio Turnover.............                        62.51%    143.58%     36.50%     16.70%             0%(A)


                                                               YEAR ENDED
                                           YEAR ENDED          DECEMBER 31,        FOR THE PERIOD
                                          DECEMBER 31,      ------------------      MAY 1 THROUGH
SMALL COMPANY VALUE FUND (CLASS B)           1998            1997       1996      DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period..............................                       $  5.69    $  5.41         $ 5.28
Net Investment Income (Loss).........                          0.00      (0.03)         (0.01)
Net Realized and Unrealized Gain
 (Loss) on Investments...............                          2.47       0.61           0.36
                                         ----------------------------------------------------
Total from Investment Operations.....                          2.47       0.58           0.35
                                         ----------------------------------------------------
Dividends from Net Investment
 Income..............................                          0.00       0.00           0.02
Distributions from Capital Gains.....                          0.53       0.30           0.20
                                         ----------------------------------------------------
Total Distributions..................                          0.53       0.30           0.22
                                         ----------------------------------------------------
Net Asset Value, End of Period.......                       $  7.63    $  5.69         $ 5.41
                                         ----------------------------------------------------
Total Return(D)......................                         43.40%     10.77%          6.87%(B)
Net Assets End of Period (In
 Thousands)..........................                       $22,013    $ 2,606         $  862
Ratio of Expenses to Average Net
 Assets..............................                          2.30%      2.30%          2.30%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)..........                          2.44%      2.92%          2.78%(A)
Ratio of Net Investment Income to
 Average Net Assets..................                         (0.67)%    (0.77)%        (0.40)%(A)
Ratio of Net Investment Income (Loss)
 to Average Net Assets (Excluding
 Waivers)............................                         (0.81)%    (1.39)%        (0.90)%(A)
Portfolio Turnover Rate..............                         62.51%    143.58%         36.50%(A)

                                                                YEAR ENDED      FOR THE PERIOD
                                                               DECEMBER 31,      MAY 1 THROUGH
SMALL COMPANY VALUE FUND (CLASS C)                                 1998        DECEMBER 31, 1997
------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................                        $  6.14
Net Investment Income (Loss)................................                          (0.02)
Net Realized and Unrealized Gains(Losses) on Investments....                           2.15
                                                                  -------------------------
Total from Investment Operations............................                           2.13
                                                                  -------------------------
Dividends from Net Investment Income........................                           0.00
Distributions from Net Realized Capital Gains...............                           0.53
                                                                  -------------------------
Total Distributions.........................................                           0.53
                                                                  -------------------------
Net Asset Value, End of Period..............................                        $  7.74
                                                                  -------------------------
Total Return(D).............................................                          34.68%(B)
Net Assets End of Period (In Thousands).....................                        $ 2,684
Ratio of Expenses to Average Net Assets.....................                           2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................                           2.38%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................                          (0.88)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................                          (0.95)%(A)
Portfolio Turnover..........................................                          62.51%(A)

                      THE ENTERPRISE Group of Funds, Inc.

                                                                             YEAR ENDED DECEMBER 31,
INTERNATIONAL GROWTH FUND           YEAR ENDED      -------------------------------------------------------------------------
(CLASS A)                        DECEMBER 31, 1998   1997       1996       1995       1994       1993      1992(F)     1991
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period.........................                     $ 17.10    $ 16.08    $ 14.70    $ 17.44    $ 13.23    $ 13.38    $ 11.95
Net Investment Income (Loss)....                        0.08       0.10       0.11      (0.01)     (0.02)      0.28       0.28
Net Realized and Unrealized Gain
 (Loss) on Investments..........                        0.73       1.88       2.12      (0.49)      4.79      (0.39)      1.25
                                      ----------------------------------------------------------------------------------------
Total from Investment
 Operations.....................                        0.81       1.98       2.23      (0.50)      4.77      (0.11)      1.53
                                      ----------------------------------------------------------------------------------------
Dividends from Net Investment
 Income.........................                        0.07       0.09       0.09       0.00       0.00       0.04       0.10
Distributions from Capital Gains
 (Loss).........................                        1.13       0.87       0.76       2.24       0.17       0.00       0.00
Other...........................                        0.00       0.00       0.00       0.00       0.39       0.00       0.00
                                      ----------------------------------------------------------------------------------------
Total Distributions.............                       1.20       0.96       0.85       2.24       0.56       0.04       0.10
                                      ----------------------------------------------------------------------------------------
Net Asset Value, End of
 Period.........................                     $ 16.71    $ 17.10    $ 16.08    $ 14.70    $ 17.44    $ 13.23    $ 13.38
                                      ----------------------------------------------------------------------------------------
Total Return(C).................                        4.75%     12.32%     15.17%     (2.82)%    36.05%     (0.93)%    12.91%
Net Assets End of Period (In
 Thousands).....................                     $38,020    $34,837    $28,628    $27,523    $22,900    $11,630    $10,736
Ratio of Expenses to Average Net
 Assets.........................                        2.00%      2.00%      2.00%      2.00%      2.00%      2.00%      2.00%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers).....                        2.11%      2.19%      2.40%      2.51%      3.06%      3.70%      3.59%
Ratio of Net Investment Income
 (Loss) to Average Net Assets...                        0.50%      0.61%      0.70%     (0.20)%    (0.10)%     0.50%      0.60%
Ratio of Net Investment Income
 (Loss) to Average Net
 Assets(Excluding Waivers)......                        0.39%      0.42%      0.30%     (0.70)%    (1.15)%    (1.15)%    (0.93)%
Portfolio Turnover Rate.........                       27.08%     23.79%     31.10%    116.10%     70.10%    134.90%     64.50%

                                     YEAR ENDED DECEMBER 31,
INTERNATIONAL GROWTH FUND         -----------------------------
(CLASS A)                          1990       1989       1988
--------------------------------  -----------------------------
Net Asset Value, Beginning of
 Period.........................  $ 14.53    $ 12.91    $ 12.00
Net Investment Income (Loss)....     0.04       0.06       0.00
Net Realized and Unrealized Gain
 (Loss) on Investments..........    (2.27)      2.21       0.91
                                  -----------------------------
Total from Investment
 Operations.....................    (2.23)      2.27       0.91
                                  -----------------------------
Dividends from Net Investment
 Income.........................     0.04       0.00       0.00
Distributions from Capital Gains
 (Loss).........................     0.31       0.65       0.00
Other...........................     0.00       0.00       0.00
                                  -----------------------------
Total Distributions.............     0.35       0.65       0.00
                                  -----------------------------
Net Asset Value, End of
 Period.........................  $ 11.95    $ 14.53    $ 12.91
                                  -----------------------------
Total Return(C).................   (15.37)%    17.17%      7.58%
Net Assets End of Period (In
 Thousands).....................  $ 9,278    $ 8,514    $ 4,246
Ratio of Expenses to Average Net
 Assets.........................     2.00%      2.50%      2.50%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers).....     3.85%      5.50%      8.50%
Ratio of Net Investment Income
 (Loss) to Average Net Assets...     0.70%      0.60%      0.00%
Ratio of Net Investment Income
 (Loss) to Average Net
 Assets(Excluding Waivers)......    (1.22)%    (2.41)%    (6.09)%
Portfolio Turnover Rate.........    84.70%     68.20%     67.10%

                                                                                 YEAR ENDED
                                                                                DECEMBER 31,        FOR THE PERIOD
                                                            YEAR ENDED       ------------------      MAY 1 THROUGH
          INTERNATIONAL GROWTH FUND (CLASS B)            DECEMBER 31, 1998   1997       1996      DECEMBER 31, 1995
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....................                     $ 16.97    $ 16.02         $14.82
Net Investment Income (Loss)............................                        0.01       0.01          (0.02)
Net Realized and Unrealized Gain (Loss) on
 Investments............................................                        0.69       1.87           2.08
                                                              ------------------------------------------------------
Total from Investment Operations........................                        0.70       1.88           2.06
                                                              ------------------------------------------------------
Dividends from Net Investment Income....................                        0.01       0.06           0.10
Distributions from Capital Gains........................                        1.13       0.87           0.76
                                                              ------------------------------------------------------
Total Distributions.....................................                        1.14       0.93           0.86
                                                              ------------------------------------------------------
Net Assets Value, End of Period.........................                     $ 16.53    $ 16.97         $16.02
                                                              ------------------------------------------------------
Total Return(C).........................................                        4.17%     11.72%         13.88%(B)
Net Assets End of Period (In Thousands).................                     $ 9,878    $ 4,276         $1,094
Ratio of Expenses to Average Net Assets.................                        2.55%      2.55%          2.55%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...............................................                        2.67%      2.75%          2.73%(A)
Ratio of Net Investment Income to Average Net Assets....                       (0.06)%     0.09%         (0.65)%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers).............................                       (0.18)%    (0.11)%        (0.85)%(A)
Portfolio Turnover Rate.................................                       27.08%     23.79%         31.10%(A)

                                                         (UNAUDITED)       FOR THE PERIOD
                                                          SIX MONTHS        MAY 1 THROUGH
                                                            ENDED           DECEMBER 31,
INTERNATIONAL GROWTH FUND (CLASS C)                     JUNE 30, 1998           1997
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.................                          $ 17.51
Net Investment Income (Loss).........................                            (0.03)
Net Realized and Unrealized Gains (Losses) on
 Investments.........................................                             0.39
                                                           --------------------------------
Total from Investment Operations.....................                            0.36
                                                           --------------------------------
Dividends from Net Investment Income.................                             0.08
Distributions from Net Realized Capital Gains........                             1.13
                                                           --------------------------------
Total Distributions..................................                             1.21
                                                           --------------------------------
Net Asset Value, End of Period.......................                          $ 16.66
                                                           --------------------------------
Total Return(D)......................................                             2.07%(B)
Net Assets End of Period (In Thousands)..............                          $ 1,113
Ratio of Expenses to Average Net Assets..............                             2.55%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)............................................                             2.75%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets..............................................                            (0.51)%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)..........................                            (0.71)%(A)
Portfolio Turnover...................................                            27.08%(A)

                      THE ENTERPRISE Group of Funds, Inc.

                                                 YEAR ENDED                       YEAR ENDED DECEMBER 31,
                                                 DECEMBER 31,     ----------------------------------------------------------
GOVERNMENT SECURITIES FUND (CLASS A)                1998           1997      1996      1995      1994       1993     1992(F)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........      $              $ 11.80   $ 11.83   $ 10.62   $ 12.44   $  12.47   $ 12.40
Net Investment Income (Loss).................                        0.73      0.74      0.76      0.87       0.92      0.99
Net Realized and Unrealized Gain (Loss) on
 Investments.................................                        0.23     (0.03)     1.21     (1.82)      0.21      0.19
                                                   -------------------------------------------------------------------------
Total from Investment Operations.............                        0.96      0.71      1.97     (0.95)      1.13      1.18
                                                   -------------------------------------------------------------------------
Dividends from Net Investment Income.........                        0.73      0.74      0.76      0.87       0.92      0.98
Distributions from Net Realized Capital Gains
 (Loss)......................................                        0.00      0.00      0.00      0.00       0.24      0.13
                                                   -------------------------------------------------------------------------
Total Distributions..........................                        0.73      0.74      0.76      0.87       1.16      1.11
                                                   -------------------------------------------------------------------------
Net Asset Value, End of Period...............      $              $ 12.03   $ 11.80   $ 11.83   $ 10.62   $  12.44   $ 12.47
                                                   -------------------------------------------------------------------------
Total Return(C)..............................                        8.39%     6.29%    19.00%    (7.81)%     9.26%     9.93%
Net Assets End of Period (In Thousands)......      $              $68,639   $73,693   $86,224   $84,431   $106,541   $71,515
Ratio of Expenses to Average Net Assets......                        1.30%     1.30%     1.30%     1.30%      1.30%     1.30%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers).........................                        1.46%     1.42%     1.44%     1.35%      1.44%     1.54%
Ratio of Net Investment Income (Loss) to
 Average Net Assets..........................                        6.16%     6.35%     6.66%     7.60%      7.20%     7.90%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers)......                        6.00%     6.23%     6.52%     7.59%      7.03%     7.72%
Portfolio Turnover...........................                        9.61%     0.17%     0.00%    27.20%     90.10%   108.40%

                                                     YEAR ENDED DECEMBER 31,
                                               ------------------------------------
GOVERNMENT SECURITIES FUND (CLASS A)            1991      1990      1989      1988
---------------------------------------------  ------------------------------------
Net Asset Value, Beginning of Period.........  $ 11.96   $ 11.92   $ 11.70   $11.96
Net Investment Income (Loss).................     1.00      1.01      0.90     0.79
Net Realized and Unrealized Gain (Loss) on
 Investments.................................     0.44      0.05      0.23    (0.26)
                                               ------------------------------------
Total from Investment Operations.............     1.44      1.06      1.13     0.53
                                               ------------------------------------
Dividends from Net Investment Income.........     1.00      1.02      0.91     0.79
Distributions from Net Realized Capital Gains
 (Loss)......................................     0.00      0.00      0.00     0.00
                                               ------------------------------------
Total Distributions..........................     1.00      1.02      0.91     0.79
                                               ------------------------------------
Net Asset Value, End of Period...............  $ 12.40   $ 11.96   $ 11.92   $11.70
                                               ------------------------------------
Total Return(C)..............................    12.58%     9.41%    10.01%    4.53%
Net Assets End of Period (In Thousands)......  $46,480   $31,535   $29,897   $3,826
Ratio of Expenses to Average Net Assets......     0.90%     1.00%     2.10%    2.10%
Ratio of Expenses to Average Net Assets
 (Excluding Waivers).........................     1.65%     1.60%     2.70%    4.50%
Ratio of Net Investment Income (Loss) to
 Average Net Assets..........................     8.20%     8.60%     8.00%    7.00%
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers)......     7.39%     7.77%     7.31%    4.52%
Portfolio Turnover...........................    58.60%    70.00%    85.40%   14.30%

                                                             YEAR ENDED
                                         YEAR ENDED         DECEMBER 31,        FOR THE PERIOD
                                         DECEMBER 31,     -----------------      MAY 1 THROUGH
GOVERNMENT SECURITIES FUND (CLASS B)        1998            1997       1996     DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period..............................      $               $ 11.79    $11.83         $11.12
Net Investment Income (Loss).........                         0.66      0.68           0.44
Net Realized and Unrealized Gain
 (Loss) on Investments...............                         0.23     (0.04)          0.71
                                           ------------------------------------------------------
Total from Investment Operations.....                         0.89      0.64           1.15
                                           ------------------------------------------------------
Dividends from Net Investment
 Income..............................                         0.66      0.68           0.44
Distributions from Capital Gains.....                         0.00      0.00           0.00
                                           ------------------------------------------------------
Total Distributions..................                         0.66      0.68           0.44
                                           ------------------------------------------------------
Net Asset Value, End of Period.......      $               $ 12.02    $11.79         $11.83
                                           ------------------------------------------------------
Total Return(D)......................                         7.81%     5.61%         10.47%(B)
Net Assets End of Period (in
 thousands)..........................      $               $12,285    $5,683         $2,124
Ratio of Expenses to Average Net
 Assets..............................                         1.85%     1.85%          1.85%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)..........                         2.01%     1.96%          1.91%(A)
Ratio of Net Investment Income to
 Average Net Assets..................                         5.55%     5.79%          5.64%(A)
Ratio of Net Investment Income (Loss)
 to Average Net Assets (Excluding
 Waivers)............................                         5.39%     5.68%          5.58%(A)
Portfolio Turnover Rate..............                         9.61%     0.17%          0.00%(A)

                                                         YEAR ENDED        FOR THE PERIOD
                                                         DECEMBER 31,        MAY 1 THROUGH
GOVERNMENT SECURITIES FUND (CLASS C)                        1998           DECEMBER 31, 1997
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.................       $                   $11.63
Net Investment Income (Loss).........................                             0.46
Net Realized and Unrealized Gains (Losses) on
 Investments.........................................                             0.40
                                                            --------------------------------
Total from Investment Operations.....................                             0.86
                                                            --------------------------------
Dividends from Net Investment Income.................                             0.46
Distributions from Net Realized Capital Gains
 (Loss)..............................................                             0.00
                                                            --------------------------------
Total Distributions..................................                             0.46
                                                            --------------------------------
Net Asset Value, End of Period.......................       $                   $12.03
                                                            --------------------------------
Total Return(D)......................................                             7.49%(B)
Net Assets End of Period (In Thousands)..............       $                   $  498
Ratio of Expenses to Average Net Assets..............                             1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)............................................                             2.03%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets..............................................                             5.39%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers)..........................                             5.21%(A)
Portfolio Turnover...................................                             9.61%(A)

                      THE ENTERPRISE Group of Funds, Inc.


                                      YEAR ENDED                             YEAR ENDED DECEMBER 31,
                                      DECEMBER 31,   ------------------------------------------------------------------------
HIGH-YIELD BOND FUND (CLASS A)           1998         1997      1996       1995       1994       1993       1992       1991
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period............................                  $ 11.84   $ 11.39    $ 10.72    $ 11.70    $ 10.83    $ 10.19    $  8.55
Net Investment Income (Loss).......                     0.99      0.94       0.99       0.97       0.95       1.01       1.13
Net Realized and Unrealized Gain
 (Loss) on Investments.............                     0.51      0.45       0.67      (0.97)      0.89       0.64       1.66
                                     ----------------------------------------------------------------------------------------
Total from Investment Operations...                     1.50      1.39       1.66       0.00       1.84       1.65       2.79
                                     ----------------------------------------------------------------------------------------
Dividends from Net Investment
 Income............................                     0.99      0.94       0.99       0.98       0.97       1.01       1.15
Distributions from Capital Gains...                     0.00      0.00       0.00       0.00       0.00       0.00       0.00
Other..............................                     0.00      0.00       0.00       0.00       0.00       0.00       0.00
                                     ----------------------------------------------------------------------------------------
Total Distributions................                  $  0.99      0.94       0.99       0.98       0.97       1.01       1.15
                                     ----------------------------------------------------------------------------------------
Net Asset Value, End of Period.....                  $ 12.35   $ 11.84    $ 11.39    $ 10.72    $ 11.70    $ 10.83    $ 10.19
                                     ----------------------------------------------------------------------------------------
Total Return(C)....................                    13.18%    12.78%     16.00%      0.05%     17.58%     16.69%     33.02%
Net Assets End of Period (In
 Thousands)........................                  $66,422   $54,129    $52,182    $44,822    $44,361    $30,851    $24,672
Ratio of Expenses to Average Net
 Assets............................                     1.30%     1.30%      1.30%      1.30%      1.30%      1.30%      1.30%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)........                     1.47%     1.50%      1.52%      1.45%      1.59%      1.64%      1.85%
Ratio of Net Investment Income to
 Average Net Assets................                     8.20%     8.21%      8.80%      8.60%      8.20%      9.40%     11.30%
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)...............                     8.03%     8.01%      8.58%      8.52%      7.95%      8.95%     10.51%
Portfolio Turnover Rate............                   175.38%   180.13%     88.50%    113.00%    121.20%    121.70%    109.30%


                                        YEAR ENDED DECEMBER 31,
                                     -----------------------------
HIGH-YIELD BOND FUND (CLASS A)        1990       1989       1988
-----------------------------------  -----------------------------
Net Asset Value, Beginning of
 Period............................  $ 10.98    $ 12.37    $ 12.20
Net Investment Income (Loss).......     1.26       1.33       1.24
Net Realized and Unrealized Gain
 (Loss) on Investments.............    (2.43)     (1.37)      0.19
                                     -----------------------------
Total from Investment Operations...    (1.17)     (0.04)      1.43
                                     -----------------------------
Dividends from Net Investment
 Income............................     1.24       1.35       1.24
Distributions from Capital Gains...     0.00       0.00       0.02
Other..............................     0.02(E)    0.00       0.00
                                     -----------------------------
Total Distributions................     1.26       1.35       1.26
                                     -----------------------------
Net Asset Value, End of Period.....  $  8.55    $ 10.98    $ 12.37
                                     -----------------------------
Total Return(C)....................   (11.55)%    (0.70)%    12.08%
Net Assets End of Period (In
 Thousands)........................  $19,591    $29,144    $15,772
Ratio of Expenses to Average Net
 Assets............................     1.00%      2.10%      2.10%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)........     1.71%      2.50%      3.10%
Ratio of Net Investment Income to
 Average Net Assets................    12.30%     11.20%     11.10%
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)...............    11.66%     10.76%     10.09%
Portfolio Turnover Rate............    67.40%     61.60%     88.60%

                                                                                    YEAR ENDED
                                                                YEAR ENDED         DECEMBER 31,      FOR THE PERIOD
                                                               DECEMBER 31,      ----------------     MAY 1 THROUGH
HIGH-YIELD BOND FUND (CLASS B)                                     1998           1997      1996    DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................                     $ 11.84   $11.39        $11.11
Net Investment Income (Loss)................................                        0.77     0.88          0.61
Net Realized and Unrealized Gain (Loss) on Investments......                        0.08     0.45          0.28
                                                               ------------------------------------------------------
Total from Investment Operations............................                        1.28     1.33          0.89
                                                               ------------------------------------------------------
Dividends from Net Investment Income........................                        0.77     0.88          0.61
Distributions from Capital Gains............................                        0.00     0.00          0.00
                                                               ------------------------------------------------------
Total Distributions.........................................                        0.77     0.88          0.61
                                                               ------------------------------------------------------
Net Asset Value, End of Period..............................                     $ 12.35   $11.84        $11.39
                                                               ------------------------------------------------------
Total Return(D).............................................                       12.59%   12.16%         8.12%(B)
Net Assets End of Period (In Thousands).....................                     $19,898   $7,892        $2,951
Ratio of Expenses to Average Net Assets.....................                        1.85%    1.85%         1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................                        2.02%    2.05%         2.09%(A)
Ratio of Net Investment Income to Average Net Assets........                        7.51%    7.74%         7.84%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................                        7.35%    7.55%         7.68%(A)
Portfolio Turnover Rate.....................................                      175.38%  180.13%        88.50%(A)

                                                                (UNAUDITED)       FOR THE PERIOD
                                                              SIX MONTHS ENDED     MAY 1 THROUGH
HIGH-YIELD BOND FUND (CLASS C)                                 JUNE 30, 1998     DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................      $ 12.35             $11.71
Net Investment Income (Loss)................................         0.43               0.61
Net Realized and Unrealized Gains (Losses) on Investments...         0.08               0.64
                                                                  --------------------------------
Total from Investment Operations............................                            1.25
                                                                  --------------------------------
Dividends from Net Investment Income........................                            0.61
Distributions from Net Realized Capital Gains...............                            0.00
                                                                  --------------------------------
Total Distributions.........................................                            0.61
                                                                  --------------------------------
Net Asset Value, End of Period..............................                          $12.35
                                                                  --------------------------------
Total Return(D).............................................                           10.87%(B)
Net Assets End of Period (In Thousands).....................                          $1,463
Ratio of Expenses to Average Net Assets.....................                            1.85%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................                            2.01%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................                            6.84%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                                    6.68%(A)
Portfolio Turnover..........................................                          175.38%(A)

                      THE ENTERPRISE Group of Funds, Inc.

                                                                             YEAR ENDED DECEMBER 31,
                                           --------------------------------------------------------------------------------------
TAX-EXEMPT INCOME FUND (CLASS A)              1998        1997       1996       1995       1994       1993       1992       1991
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period............................                     $ 13.83    $ 13.99    $ 12.80    $ 14.31    $ 13.60    $ 13.34    $ 12.78
Net Investment Income (Loss).......                        0.63       0.64       0.65       0.67       0.70       0.76       0.82
Net Realized and Unrealized Gain
 (Loss) on Investments.............                        0.31      (0.16)      1.21      (1.48)      0.73       0.26       0.56
                                                   ------------------------------------------------------------------------------
Total from Investment Operations...                        0.94       0.48       1.86      (0.81)      1.43       1.02       1.38
                                                    -----------------------------------------------------------------------------
Dividends from Net Investment
 Income (Loss).....................                        0.63       0.64       0.65       0.68       0.70       0.76       0.82
Distributions from Net Realized
 Capital Gains.....................                        0.19       0.00       0.02       0.02       0.02       0.00       0.00
                                                    -----------------------------------------------------------------------------
Total Distributions................                        0.82       0.64       0.67       0.70       0.72       0.76       0.82
                                                    -----------------------------------------------------------------------------
Net Asset Value, End of Period.....                     $ 13.95    $ 13.83    $ 13.99    $ 12.80    $ 14.31    $ 13.60    $ 13.34
                                                    -----------------------------------------------------------------------------
Total Return(C)....................                        6.96%      3.54%     14.85%     (5.69)%    10.76%      7.88%     11.13%
Net Assets End of Period (In
 Thousands)........................                     $23,695    $28,478    $33,626    $34,297    $41,702    $29,728    $22,614
Ratio of Expenses to Average Net
 Assets............................                        1.22%      1.25%      1.25%      1.25%      1.25%      1.25%      1.25%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)........                        1.60%      1.41%      1.42%      1.28%      1.39%      1.41%      1.47%
Ratio of Net Investment Income
 (Loss) to Average Net Assets......                        4.50%      4.64%      4.82%      5.00%      4.90%      5.60%      6.30%
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)...............                        4.12%      4.48%      4.65%      4.97%      4.79%      5.49%      6.04%
Portfolio Turnover.................                        0.94%      0.91%      0.75%     25.70%      8.30%     16.30%     21.60%

                                        YEAR ENDED DECEMBER 31,
                                     -----------------------------
TAX-EXEMPT INCOME FUND (CLASS A)      1990       1989       1988
-----------------------------------  -----------------------------
Net Asset Value, Beginning of
 Period............................  $ 12.87    $ 12.66    $ 12.09
Net Investment Income (Loss).......     0.81       0.76       0.65
Net Realized and Unrealized Gain
 (Loss) on Investments.............   (0.10)       0.31       0.64
                                     ------     -------    -------
Total from Investment Operations...     0.71       1.07       1.29
                                     ------     -------    -------
Dividends from Net Investment
 Income (Loss).....................     0.80       0.77       0.65
Distributions from Net Realized
 Capital Gains.....................     0.00       0.09       0.07
                                     ------     -------    -------
Total Distributions................     0.80       0.86       0.72
                                     ------     -------    -------
Net Asset Value, End of Period.....  $ 12.78    $ 12.87    $ 12.66
                                     ------     -------    -------
Total Return(C)....................     5.71%      8.68%     10.90%
Net Assets End of Period (In
 Thousands)........................  $19,880    $18,354    $ 6,655
Ratio of Expenses to Average Net
 Assets............................     1.20%      2.10%      2.10%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)........     1.47%      2.60%      4.00%
Ratio of Net Investment Income
 (Loss) to Average Net Assets......     6.50%      6.00%      5.60%
Ratio of Net Investment Income
 (Loss) to Average Net Assets
 (Excluding Waivers)...............     6.14%      5.53%      3.67%
Portfolio Turnover.................    66.40%     99.60%    117.40%

                                                              YEAR ENDED
                                                             DECEMBER 31,             FOR THE PERIOD
                                                   --------------------------------    MAY 1 THROUGH
TAX-EXEMPT INCOME FUND (CLASS B)                        1998        1997      1996   DECEMBER 31, 1995
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........                     $13.83    $13.99        $13.44
Net Investment Income (Loss).................                       0.55      0.56          0.38
Net Realized and Unrealized Gain (Loss) on
 Investments.................................                       0.31     (0.16)         0.57
                                                               ---------------------------------------
Total from Investment Operations.............                       0.86      0.40          0.95
                                                               ---------------------------------------
Dividends from Net Investment Income.........                       0.55      0.56          0.38
Distributions from Capital Gains.............                       0.19      0.00          0.02
                                                               ---------------------------------------
Total Distributions..........................                       0.74      0.56          0.40
                                                               ---------------------------------------
Net Asset Value, End of Period...............                     $13.95    $13.83        $13.99
                                                               ---------------------------------------
Total Return(D)..............................                       6.36%     2.96%         7.18%(B)
Net Assets End of Period (In Thousands)......                     $2,883    $2,037        $  912
Ratio of Expenses to Average Net Assets......                       1.76%     1.80%         1.80%(A)
Ratio of Expenses to Average Net Assets
 (Excluding Waivers).........................                       2.16%     1.96%         1.98%(A)
Ratio of Net Investment Income to Average Net
 Assets......................................                       3.94%     4.07%         4.08%(A)
Ratio of Net Investment Income (Loss) to
 Average Net Assets (Excluding Waivers)......                       3.54%     3.92%         3.94%(A)
Portfolio Turnover rate......................                       0.94%     0.91%         0.75%(A)

                                                                                   FOR THE PERIOD
                                                                 YEAR ENDED        MAY 1 THROUGH
TAX-EXEMPT INCOME FUND (CLASS C)                              DECEMBER 31, 1998   DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................                          $13.68
Net Investment Income (Loss)................................                            0.36
Net Realized and Unrealized Gains (Losses) on Investments...                            0.46
                                                                             ---------------------
Total from Investment Operations............................                            0.82
                                                                             ---------------------
Dividends from Net Investment Income (Loss).................                            0.36
Distributions from Net Realized Capital Gains...............                            0.19
                                                                             ---------------------
Total Distributions.........................................                            0.55
                                                                             ---------------------
Net Asset Value, End of Period..............................                          $13.95
                                                                             ---------------------
Total Return(D).............................................                            6.14%(B)
Net Assets End of Period (In Thousands).....................                          $  184
Ratio of Expenses to Average Net Assets.....................                            1.67%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................                            2.34%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................                            3.99%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)                                                                    3.32%(A)
Portfolio Turnover..........................................                            0.94%(A)

                      THE ENTERPRISE Group of Funds, Inc.

                                                            YEAR ENDED           YEAR ENDED DECEMBER 31,         FOR THE PERIOD
                                                            DECEMBER 31,     -------------------------------    OCTOBER 1 THROUGH
MANAGED FUND (CLASS A)                                         1998            1997        1996       1995      DECEMBER 31, 1994
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....................      $              $   7.97    $   6.70    $  4.91         $ 5.00
Net Investment Income (Loss)............................                         0.04        0.06       0.04           0.01
Net Realized and Unrealized Gain (Loss) on
 Investments............................................                         1.64        1.41       1.81          (0.09)
                                                              -------------------------------------------------------------------
Total from Investment Operations........................                         1.68        1.47       1.85          (0.08)
                                                              -------------------------------------------------------------------
Dividends from Net Investment Income (Loss).............                         0.04        0.06       0.03           0.01
Distributions from Net Realized Capital Gains...........                         0.36        0.14       0.03           0.00
                                                              -------------------------------------------------------------------
Total Distributions.....................................                         0.40        0.20       0.06           0.01
                                                              -------------------------------------------------------------------
Net Asset Value, End of Period..........................      $              $   9.25    $   7.97    $  6.70         $ 4.91
                                                              -------------------------------------------------------------------
Total Return(C).........................................                        21.05%      22.08%     37.68%         (1.58)%(B)
Net Assets End of Period (In Thousands).................      $              $156,608    $101,022    $47,839         $7,872
Ratio of Expenses to Average Net Assets.................                         1.49%       1.57%      1.75%          1.75%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...............................................                         1.49%       1.57%      1.90%          3.71%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.................................................                         0.47%       1.12%      1.09%          1.30%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets (Excluding Waivers).............................                         0.47%       1.12%      0.94%         (0.32)%(A)
Portfolio Turnover......................................                        28.17%      33.21%     26.40%         27.10%(A)

                                                                                     YEAR ENDED
                                                                YEAR ENDED          DECEMBER 31,        FOR THE PERIOD
                                                                DECEMBER 31,     -------------------     MAY 1 THROUGH
MANAGED FUND (CLASS B)                                             1998             1997       1996     DECEMBER 31, 1995
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................      $              $   7.93    $  6.68        $  5.68
Net Investment Income (Loss)................................                        (0.01)      0.02           0.01
Net Realized and Unrealized Gain (Loss) on Investments......                         1.63       1.41           1.05
                                                                  ------------------------------------------------------
Total from Investment Operations............................                         1.62       1.43           1.06
                                                                  ------------------------------------------------------
Dividends from Net Investment Income (Loss).................                         0.00       0.04           0.03
Distributions from Capital Gains............................                         0.36       0.14           0.03
                                                                  ------------------------------------------------------
Total Distributions.........................................                         0.36       0.18           0.06
                                                                  ------------------------------------------------------
Net Asset Value, End of Period..............................      $              $   9.19    $  7.93        $  6.68
                                                                  ------------------------------------------------------
Total Return(D).............................................                        20.45%     21.50%         18.38%(B)
Net Assets End of Period (In Thousands).....................      $              $110,213    $57,037        $16,792
Ratio of Expenses to Average Net Assets.....................                         2.04%      2.13%          2.30%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................                         2.04%      2.13%          2.45%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................                        (0.09)%     0.52%          0.31%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................                        (0.09)%     0.52%          0.14%(A)
Portfolio Turnover Rate.....................................                        28.17%     33.21%         26.40%(A)

                                                                YEAR ENDED        FOR THE PERIOD
                                                                DECEMBER 31,       MAY 1 THROUGH
MANAGED FUND (CLASS C)                                              1998          DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................      $                   $  8.24
Net Investment Income (Loss)................................                             0.00
Net Realized and Unrealized Gains (Losses) on Investments...                             1.38
                                                                  --------------------------------
Total from Investment Operations............................                             1.38
                                                                  --------------------------------
Dividends from Net Investment Income........................                             0.05
Distributions from Net Realized Capital Gains...............                             0.36
                                                                  --------------------------------
Total Distributions.........................................                             0.41
                                                                  --------------------------------
Net Asset Value, End of Period..............................      $                   $  9.21
                                                                  --------------------------------
Total Return(D).............................................                            16.74%(B)
Net Assets End of Period (In Thousands).....................      $                   $ 3,614
Ratio of Expenses to Average Net Assets.....................                             2.06%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................                             2.06%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................                           (0.18)%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................                           (0.18)%(A)
Portfolio Turnover..........................................                           28.17%(A)

                      THE ENTERPRISE Group of Funds, Inc.

                                                                                YEAR ENDED DECEMBER 31, 1995
                                      YEAR ENDED         --------------------------------------------------------------------------
MONEY MARKET FUND (CLASS A)        DECEMBER 31, 1998     1997       1996       1995       1994       1993     1992(F)       1991
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period..............................                    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00   $  1.00      $  1.00
Net Investment Income (Loss).........                       0.05       0.04       0.05       0.03       0.02      0.03         0.05
                                           ----------------------------------------------------------------------------------------
Total from Investment Operations.....                       0.05       0.04       0.05       0.03       0.02      0.03         0.05
                                           ----------------------------------------------------------------------------------------
Dividends from Net Investment Income
 (Loss)..............................                       0.05       0.04       0.05       0.03       0.02      0.03         0.05
                                           ----------------------------------------------------------------------------------------
Total Distributions..................                       0.05       0.04       0.05       0.03       0.02      0.03         0.05
                                           ----------------------------------------------------------------------------------------
Net Asset Value, End of Period.......                    $  1.00    $  1.00    $  1.00    $  1.00    $  1.00   $  1.00      $  1.00
                                           ----------------------------------------------------------------------------------------
Total Return.........................                       4.69%      4.51%      5.05%      3.34%      2.24%     2.92%        5.22%
Net Assets End of Period (In
 Thousands)..........................                    $68,466    $59,074    $40,325    $32,334    $18,302   $18,932      $16,710
Ratio of Expenses to Average Net
 Assets..............................                       1.00%      1.00%      1.00%      1.00%      1.00%     1.00%        1.00%
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)..........                       1.24%      1.18%      1.35%      1.33%      1.72%     1.56%        1.51%
Ratio of Net Investment Income (Loss)
 to Average Net Assets...............                       4.59%      4.42%      4.92%      3.30%      2.20%     2.80%        5.10%
Ratio of Net Investment Income (Loss)
 to Average Net Assets (Excluding
 Waivers)............................                       4.35%      4.24%      4.57%      3.08%      1.47%     1.81%        4.62%

                                        FOR THE PERIOD
                                         MAY 1 THROUGH
MONEY MARKET FUND (CLASS A)            DECEMBER 31, 1990
-------------------------------------  -----------------
Net Asset Value, Beginning of
 Period..............................       $  1.00
Net Investment Income (Loss).........          0.04
                                            -------
Total from Investment Operations.....          0.04
                                            -------
Dividends from Net Investment Income
 (Loss)..............................          0.04
                                            -------
Total Distributions..................          0.04
                                            -------
Net Asset Value, End of Period.......       $  1.00
Total Return.........................          4.75%(B)
Net Assets End of Period (In
 Thousands)..........................       $19,031
Ratio of Expenses to Average Net
 Assets..............................          1.00%(A)
Ratio of Expenses to Average Net
 Assets (Excluding Waivers)..........          1.38%(A)
Ratio of Net Investment Income (Loss)
 to Average Net Assets...............          7.00%(A)
Ratio of Net Investment Income (Loss)
 to Average Net Assets (Excluding
 Waivers)............................          6.17%(A)

                                                                                    YEAR ENDED
                                                                                  DECEMBER 31,      FOR THE PERIOD
                                                              YEAR ENDED        ----------------     MAY 1 THROUGH
MONEY MARKET FUND (CLASS B)                                DECEMBER 31, 1998     1997      1996    DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................                     $ 1.00    $ 1.00        $ 1.00
Net Investment Income (Loss)................................                       0.04      0.04          0.03
                                                                   --------------------------------------------
Total from Investment Operations............................                       0.04      0.04          0.03
                                                                   --------------------------------------------
Dividends from Net Investment Income (Loss).................                       0.04      0.04          0.03
                                                                   --------------------------------------------
Total Distributions.........................................                       0.04      0.04          0.03
                                                                   --------------------------------------------
Net Asset Value, End of Period..............................                     $ 1.00    $ 1.00        $ 1.00
                                                                   --------------------------------------------
Total Return(D).............................................                       4.11%     3.94%         2.95%(B)
Net Assets End of Period (In Thousands).....................                     $5,980    $1,344        $  394
Ratio of Expenses to Average Net Assets.....................                       1.55%     1.55%         1.55%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................                       1.79%     1.73%         1.88%(A)
Ratio of Net Investment Income to Average (Loss) Net
 Assets.....................................................                       4.09%     3.85%         4.23%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................                       3.85%     3.68%         3.90%(A)

                                                                                  FOR THE PERIOD
                                                              YEAR ENDED           MAY 1 THROUGH
MONEY MARKET FUND (CLASS C)                                DECEMBER 31, 1998     DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period........................                          $ 1.00
Net Investment Income (Loss)................................                            0.02
                                                                   -------------------------
Total from Investment Operations............................                            0.02
                                                                   -------------------------
Dividends from Net Investment Income (Loss).................                            0.02
                                                                   -------------------------
Total Distributions.........................................                            0.02
                                                                   -------------------------
Net Asset Value, End of Period..............................                          $ 1.00
                                                                   -------------------------
Total Return(D).............................................                            2.86%(B)
Net Assets End of Period (In Thousands).....................                          $1,021
Ratio of Expenses to Average Net Assets.....................                            1.55%(A)
Ratio of Expenses to Average Net Assets (Excluding
 Waivers)...................................................                            1.85%(A)
Ratio of Net Investment Income (Loss) to Average Net
 Assets.....................................................                            4.15%(A)
Ratio of Net Investment Income (Loss) to Average Net Assets
 (Excluding Waivers)........................................                            3.85%(A)

                      THE ENTERPRISE Group of Funds, Inc.

                          The Enterprise Group of Funds





                               Investment Advisor
                       Enterprise Capital Management, Inc.
                            Atlanta Financial Center
                            3343 Peachtree Road, N.E.
                                    Suite 450
                             Atlanta, GA 30326-1022


                                   Distributor
                       Enterprise Fund Distributors, Inc.
                            Atlanta Financial Center
                            3343 Peachtree Road, N.E.
                                    Suite 450
                             Atlanta, GA 30326-1022
                             Telephone: 800-432-4320


                                    Custodian
                       State Street Bank and Trust Company
                                   Boston, MA


                                 Transfer Agent
                     National Financial Data Services, Inc.
                                330 W. 9th Street
                              Kansas City, MO 64105
                             Telephone: 800-368-3527


                             Independent Accountants
                           PricewaterhouseCoopers LLP
                                   Atlanta, GA


                      Member - Investment Company Institute

                              (OUTSIDE BACK COVER)

FOR MORE INFORMATION

         The following documents contain more information about the Funds and are available free of charge upon request:

                  Annual/Semi-annual Reports. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Fund's performance during the last fiscal year.

                  Statement of Additional Information (SAI). Contains additional information about the Funds' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

         You may obtain copies of these documents or ask questions about the Funds by contacting:

                  Enterprise Group of Funds, Inc.
                  Atlanta Financial Center
                  3343 Peachtree Road, N.E., Suite 450
                  Atlanta, Georgia 30326
                  1-800-368-3527

or by calling your broker or financial advisor.

         Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (800) SEC-0330 for information on the operation of the Public Reference Room. Information about the Funds is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009. You also may obtain additional information about the Funds by visiting the Enterprise Group of Funds, Inc.'s website (www.enterprisefunds.com) and 24-hour Shareholder information by calling 1-800-821-9540.

         You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.


INVESTMENT COMPANY ACT
File No.

                       THE ENTERPRISE GROUP OF FUNDS, INC.

                                   PROSPECTUS

                                 CLASS Y SHARES

                                DATED MAY 3, 1999

                                  Equity Funds

                                   Growth Fund
                             Growth and Income Fund
                                   Equity Fund
                               Equity Income Fund
                            Capital Appreciation Fund
                            Small Company Growth Fund
                            Small Company Value Fund
                            International Growth Fund
                         Global Financial Services Fund

                                  Income Funds

                           Government Securities Fund
                              High-Yield Bond Fund
                             Tax-Exempt Income Fund

                                  Flexible Fund

                                  Managed Fund

                                Money Market Fund

                                Money Market Fund

This prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference. As with all mutual funds, the Securities and Exchange Commission does not guarantee that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

                                TABLE OF CONTENTS

Introduction......................................................................................................1

Growth Fund.......................................................................................................2

Growth and Income Fund............................................................................................4

Equity Fund.......................................................................................................7

Equity Income Fund...............................................................................................10

Capital Appreciation Fund........................................................................................13

Small Company Growth Fund........................................................................................16

Small Company Value Fund.........................................................................................19

International Growth Fund........................................................................................22

Global Financial Services Fund...................................................................................25

Government Securities Fund.......................................................................................28

High-Yield Bond Fund.............................................................................................32

Tax-Exempt Income Fund...........................................................................................36

Managed Fund.....................................................................................................40

Money Market Fund................................................................................................43

Additional Information about the Funds' Investments and Risks....................................................46
         Equity and Flexible Funds' Investments..................................................................46
         Income Funds' Investments...............................................................................47
         Money Market Fund's Investments.........................................................................48
         Investment Restrictions and Practices...................................................................49
         Risk Terminology........................................................................................51

Shareholder Account Information..................................................................................53
         Class Y Shares..........................................................................................53
         Purchasing, Redeeming and Exchanging Shares.............................................................53

Transaction and Account Policies.................................................................................57
         Valuation of Shares.....................................................................................57
         Execution of Requests...................................................................................58


         Telephone Transactions.................................................................................58
         Exchanges..............................................................................................59
         Share Certificates.....................................................................................59
         Small Accounts.........................................................................................59
         Dealer Compensation....................................................................................59
         Dividends, Distributions and Taxes.....................................................................60

Fund Management.................................................................................................62
         The Investment Advisor.................................................................................62
         The Fund Managers......................................................................................63
         Year 2000..............................................................................................68

Financial Highlights............................................................................................69

                                  INTRODUCTION

         The Enterprise Group of Funds, Inc. is a mutual fund family that offers different classes of shares in separate investment portfolios or Funds. This prospectus relates to Class Y shares of the Funds. The Funds have individual objectives and strategies to offer investors a broad range of investment alternatives.

         Enterprise Capital Management, Inc. (the "Advisor") is the investment advisor to each Fund. The Advisor selects a Fund Manager for each Fund's portfolio on the basis of a number of criteria, including the Fund Manager's reputation, resources and performance results.

         Before investing in any mutual fund, you should consider the general risks involved. The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade. Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency. We cannot guarantee that a Fund will achieve its objective. A Fund's objective may not be changed without shareholder approval.

                                   GROWTH FUND

FUND PROFILE

Investment Objective                Capital appreciation

Principal Investments               U.S. common stocks of large capitalization
                                    companies

Fund Manager                        Montag & Caldwell, Inc.

Investor                            Profile Investors who want the value of
                                    their investment to grow but do not need to receive income on their investment.

Investment Strategies               The Growth Fund invests primarily in U.S.
                                    common stocks. The "Growth at a Price,"
                                    strategy employed by the Fund combines
                                    growth and value style investing. This means
                                    that the Fund invests in the stocks of
                                    companies with long-term earnings potential
                                    but which are currently selling at a
                                    discount to their estimated long term value.
                                    The Fund's equity selection process is a
                                    lower risk, growth stock approach. Valuation
                                    is the key selection criterion which makes
                                    the investment style risk adverse. Also
                                    emphasized are growth characteristics to
                                    identify companies whose shares are
                                    attractively priced and may experience
                                    strong earnings growth relative to other
                                    companies.

Principal                           Risks As a result of investing primarily in
                                    U.S. common stocks, the Fund is subject to
                                    the risk that stock prices will fall over
                                    short or extended periods of time. Stock
                                    markets tend to move in cycles, with
                                    periods of rising prices and periods of
                                    falling prices. This price volatility is
                                    the principal risk of investing in the
                                    Fund.

Performance Information

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

         This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.

32.40%               32.09%
 1997                1998


                   Best Quarter                Worst Quarter
                      27.52%                       -13.92%

                 (December 31, 1998)        (September 30, 1998)

Average Annual Total Returns (as of the         Past One          Return Since
calendar year ended December 31, 1998)          Year              Inception(1)
--------------------------------------------------------------------------------
Enterprise Growth Fund Class Y                  32.09%                36.09%
--------------------------------------------------------------------------------
S&P 500(2)                                      28.57%                33.45%
--------------------------------------------------------------------------------

1. Inception date for Class Y shares is August 31, 1996.

2. This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the U.S. economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower.


FEES AND EXPENSES

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.

Shareholder Fees (paid directly from your investment in the fund)                 Class Y

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                               None

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)

Investment Advisory Fees                                                           0.75%
Distribution and Service (12b-1) Fees                                              None
Other Expenses (1)                                                                   %
                                                                                   -----
Total Annual Fund Operating Expenses                                                 %

1. The Fund received expense reimbursements of ____% in exchange for brokerage credits which are not reflected in the table.

EXAMPLE

        This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                   1 YEAR        3 YEARS        5 YEARS      10 YEARS
If you redeem your shares at the end of the period:

Class Y                                                              $              $              $             $

If you do not redeem your shares:

Class Y                                                              $              $              $             $

                             GROWTH AND INCOME FUND

FUND PROFILE

Investment Objective                Total return through capital appreciation
                                    with income as a secondary consideration

Principal Investments               Broadly diversified group of U.S. common
                                    stocks of large capitalization companies

Fund Manager                        Retirement System Investors Inc.

Investor                            Profile Investors who want the value of
                                    their investment to grow, with the
                                    potential of receiving dividend income.

Investment Strategies               The Growth and Income Fund invests
                                    primarily in U.S. common stocks of large
                                    capitalization companies. The Fund
                                    principally selects stocks that will
                                    appreciate in value, seeking to take
                                    advantage of temporary stock price
                                    inefficiencies which may be caused by market
                                    participants focusing heavily on short-term
                                    developments. In selecting stocks for the
                                    Fund, the Fund Manager employs a "value-
                                    oriented" strategy. This means that the Fund
                                    Manager attempts to identify stocks of
                                    companies that have greater value than is
                                    recognized by the market generally. The Fund
                                    Manager considers a number of factors, such
                                    as sales, growth and profitability prospects
                                    for the economic sector and markets in which
                                    the company operates and for the company's
                                    products and services, the company's stock
                                    market price, earnings level and projected
                                    earnings growth rate. The Fund Manager
                                    compares this information to that of other
                                    companies in determining relative value.

Principal Risks                     The Fund invests primarily in U.S.
                                    common stocks. As a result, the Fund is
                                    subject to the risk that stock prices will
                                    fall over short or extended periods of
                                    time. Stock markets tend to move in cycles,
                                    with periods of rising prices and periods
                                    of falling prices. This price volatility is
                                    the principal risk of investing in the
                                    Fund.

PERFORMANCE INFORMATION

        The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

        This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.

 5.11%          16.00%        5.75%    36.20%    24.46%     27.65%     17.08%
 1992           1993          1994     1995       1996       1997      1998

                                      BEST QUARTER                WORST QUARTER
                                          19.50%                     -12.40%
                                  (DECEMBER 31, 1998)          (SEPTEMBER 30, 1998)


Average Annual Total Returns
(as of the calendar year ended            Past One   Past Five     Return Since Inception (1)
December 31, 1998)                          Year       Years       --------------------------
                                                                   Fund          S&P 500 (2)
Enterprise Growth and Income
Fund                         Class Y       17.08%     21.79%        18.79%         xx.xx%
S&P 500(2)                                 28.57%     24.06%        19.20%         xx.xx%

1.       Inception for Class Y shares is May 31, 1991.

2. This unmanaged broad-based index includes 500 companies which tend to be leaders in important industries within the US economy. It includes reinvested dividends. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower.

FEES AND EXPENSES

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.

Shareholder Fees (paid directly from your investment in the fund)                 Class Y

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                               None

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)

Investment Advisory Fees                                                           0.75%
Distribution and Service (12b-1) Fees                                              None
Other Expenses                                                                       %
                                                                                   -----
Total Annual Fund Operating Expenses (1)                                             %



1. Actual Expenses are lower because the advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class Y shares are:

                  Actual Other Expenses                0.30%
                  Actual Total Operating               1.05%
                  Expenses

         The Advisor could discontinue these voluntary reimbursements at any time.

EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                   1 YEAR        3 YEARS        5 YEARS      10 YEARS
If you redeem your shares at the end of the period:

Class Y                                                              $              $              $             $

If you do not redeem your shares:

Class Y                                                              $              $              $             $

                                   EQUITY FUND

FUND PROFILE

Investment Objective                Long-term capital appreciation

Principal Investments               U.S. equity securities

Fund Manager                        OpCap Advisors

Investor Profile Investors who want the value of their investment to grow but do not need to receive income on their investment.

Investment Strategies               The Equity Fund invests primarily in equity
                                    securities of companies that meet the Fund
                                    Manager's criteria of high return on
                                    investment capital, strong positions within their industries, sound financial fundamentals and management committed to shareholder interests. The Fund Manager selects companies with one or more of the following characteristics: substantial and growing discretionary cash flow, strong shareholder value-oriented management, valuable consumer or commercial franchises, high return on capital, favorable price to intrinsic value, and under-valued assets.
                                    The Fund Manager also imposes a strict sell discipline to sell the stock once it rises near to the target price.

Principal                           Risks The Fund invests primarily in U.S.
                                    common stocks. As a result, the Fund is
                                    subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the Fund.

FEES AND EXPENSES

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.

Shareholder Fees (paid directly from your investment in the fund)                 Class Y

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                               None

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)

Investment Advisory Fees                                                           0.75%
Distribution and Service (12b-1) Fees                                              None
Other Expenses                                                                       %
                                                                                   -----
Total Annual Fund Operating Expenses(1)                                              %


1. Actual expenses are lower because the Advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class Y shares are:

                  Actual Other Expenses                0.40%
                  Actual Total Operating               1.15%
                  Expenses

         The Advisor could discontinue these voluntary reimbursements at any time.

EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                   1 YEAR        3 YEARS        5 YEARS      10 YEARS
If you redeem your shares at the end of the period:

Class Y                                                              $              $              $             $

If you do not redeem your shares:

Class Y                                                              $              $              $             $

                               EQUITY INCOME FUND

FUND PROFILE

Investment Objective                 A combination of growth and income to achieve an above-average and consistent total return

Principal Investments                Dividend-paying U.S. common stocks

Fund Manager                         1740 Advisers, Inc.

Investor                             Profile Investors who want the value of their investment to grow, with the potential of receiving dividend income.

Investment Strategies                The Equity Income Fund invests primarily in dividend-paying U.S. common stocks with dividends that exceed the average for the S&P 500. The goal is capital appreciation combined with a high level of current income. Dividend yield relative to the S&P
                                     500 average is used as a discipline and measure of value in selecting stocks for the Fund. To qualify for a purchase, a stock's yield must be greater than the S&P
                                     500's yield. The stock must be sold within two quarters after the yield falls below the
                                     S&P yield. The effect of this discipline is that a stock whose price rises faster than its dividend increases is sold.

Principal                            Risks The Fund invests primarily in U.S. common stocks. As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. This price volatility is the principal risk of investing in the
                                     Fund.

Fees and Expenses

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.


Shareholder Fees (paid directly from your investment in the fund)              Class Y
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                             None
Maximum Deferred Sales Charge (Load)                                            None
(as a percentage of net asset value)

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
Investment Advisory Fees                                                        0.75%
Distribution and Service (12b-1) Fees                                           None
Other Expenses                                                                    %
                                                                               -------
Total Annual Fund Operating Expenses (1)                                          %

1. Actual Expenses are lower because the Advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class Y shares are:


Actual Other Expenses                0.30%
Actual Total Operating               1.05%
Expenses

         The Advisor could discontinue these voluntary reimbursements at any time.

EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                   1 YEAR        3 YEARS        5 YEARS      10 YEARS

If you redeem your shares at the end of the period:
Class Y                                                              $              $              $             $
If you do not redeem your shares:
Class Y                                                              $              $              $             $

                            CAPITAL APPRECIATION FUND

FUND PROFILE


Investment Objective                 Maximum capital appreciation

Principal Investments                U.S. common stocks of companies that demonstrate accelerating earnings momentum and consistently strong financial characteristics

Fund Manager                         Provident Investment Counsel, Inc.

Investor                             Profile Investors who want the value of
                                     their investment to grow but do not need to receive income on their investment and are willing to accept the increased risk associated with more aggressive investment strategies.

Investment Strategies                The Capital Appreciation Fund invests in U.S. common stocks of companies that demonstrate accelerating earnings momentum and consistently strong financial characteristics.  The Fund Manager's criteria for stock selection include: (a) steadily increasing earnings;
                                     and (b) a three-year average performance record of sales, earnings, dividend growth, pretax margins, return on equity and reinvestment rate at an aggregate average of 1.5 times the average performance of the S&P 500 for the same period.  The Fund Manager selects stocks of small, medium and large capitalization companies in an attempt to achieve an average capitalization of portfolio companies that is less than the average capitalization of the S&P 500.  The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental.

Principal Risks                      The Fund investment universe consists of large, medium and small capitalization common stocks.  As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.  This price volatility is the principal risk of investing in the Fund.  In addition, small- to mid-sized companies may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these companies may have somewhat limited product lines, markets and financial resources, and may depend upon a relatively small- to medium-sized management group.

1.       Inception date for Class A shares is September 14, 1987.
2. This unmanaged broad-based index is comprised of U.S. stocks in the S&P 500 with high price to book ratios. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower.

Fees and Expenses

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT IN A FUND)                    Class Y
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                 None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                None
ANNUAL FUND OPERATING EXPENSES (PAID INDIRECTLY IF YOU HOLD FUND SHARES)
Investment Advisory Fees                                                            0.75%
Distribution and Service (12b-1) Fees                                               None
Other Expenses                                                                        %
                                                                                   -------
Total Annual Fund Operating Expenses                                                  %


EXAMPLE

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                   1 YEAR        3 YEARS        5 YEARS      10 YEARS
If you redeem your shares at the end of the period:
Class Y                                                              $              $              $             $
If you do not redeem your shares:
Class Y                                                              $              $              $             $

                            SMALL COMPANY GROWTH FUND

FUND PROFILE

Investment Objective                 Capital appreciation

Principal Investments                U.S. common stocks of small capitalization companies

Fund Manager                         William D. Witter, Inc.

Investor Profile                     Investors who want an increase in the value of their investment without regard to income; are willing to
                                     accept the increased risk of investing in
                                     small company stocks for the possibility of
                                     higher returns; and want to diversify their
                                     portfolio to include small company stocks.

Investment Strategies                The Small Company Growth Fund invests primarily in common
                                     stocks of small capitalization companies with above-average growth characteristics that are reasonably valued.  The Fund Manager uses a disciplined approach in evaluating growth companies.  It relates the expected growth rate in earnings to the price-earnings ratio of the stock.  Generally, the Fund Manager will not buy a stock if the price-earnings ratio exceeds the growth rate.  By using this valuation parameter, the Fund Manager believes it moderates some of the inherent volatility in the small capitalization sector of the market.
                                     Securities will be sold when the Fund Manager believes the stock price exceeds the valuation criteria, or when the stock appreciates to a point where it is substantially overweighted in the portfolio, or when the company no longer meets expectations.  The Fund
                                     Manager's goal is to hold a stock for a minimum of one year but this may not always be feasible and there may be times when short-term gains or losses will be realized.

Principal Risks                      The Fund invests primarily in small capitalization common stocks.
                                     As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
                                     This price volatility is the principal risk of investing in the Fund.  In addition, small-sized companies may be more vulnerable to adverse business or economic events than larger, more established
                                     companies.  In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

Performance Information

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

         This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.


16.69%         25.73%         10.37%        39.56%         27.77%          9.95%        -3.76%
 1992           1993           1994          1995           1996           1997          1998


                Best Quarter                Worst Quarter
                   27.19%                      -24.36%
            (December 31, 1998)          (September 30, 1998)


Average Annual Total Returns (as of
the calendar year ended December         Past One          Past Five         Return Since
31, 1998)                                Year              Years             Inception 1
-----------------------------------      --------          ---------         ------------

Enterprise Small Company Growth
Fund                        Class Y       -3.76%             15.80%            18.75%
Russell 2000 2                            -2.56%             11.86%              %

1.       Inception date for Class Y shares is May 31, 1991. 2.       This
         unmanaged broad-based index measures the performance of 2,000 small capitalization companies. As of the latest reconstitution, the average market capitalization was approximately $592.0 million and the largest company in the index had an approximate market capitalization of $1,402.7 million. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower.

Fees and Expenses

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.


Shareholder Fees (paid directly from your investment in the fund)                                   Class Y
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                                   None
Maximum Deferred Sales Charge (Load)                                                                  None
(as a percentage of net asset value)

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
Investment Advisory Fees                                                                              1.00%
Distribution and Service (12b-1) Fees                                                                 None
Other Expenses                                                                                         %
                                                                                                    -------
Total Annual Fund Operating Expenses1                                                                  %

1. Actual Expenses are lower because the advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class Y shares are:


Actual Other Expenses                0.40%
Actual Total Operating               1.40%
Expenses

          The Advisor could discontinue these voluntary reimbursements at any time.


Example

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                   1 YEAR        3 YEARS        5 YEARS       10YEARS
If you redeem your shares at the end of the period:
Class Y                                                              $              $              $             $
If you do not redeem your shares:
Class Y                                                              $              $              $             $

                            SMALL COMPANY VALUE FUND

FUND PROFILE


Investment Objective                 Maximum capital appreciation

Principal Investments                U.S. common stocks of small capitalization companies

Fund Manager                         GAMCO Investors, Inc.

Investor Profile Investors who want an increase in the value of their investment without regard to income; are willing to accept the increased risk of investing in small company stocks for the possibility of higher returns; and want to diversify their portfolio to include small company stocks.

Investment Strategies                The Small Company Value Fund invests primarily in common stocks of small capitalization companies that the
                                     Fund Manager believes are undervalued --
                                     that is, the stock's market price does not
                                     fully reflect the company's value.  The
                                     Fund Manager uses a proprietary research
                                     technique to determine which stocks have a
                                     market price that is less than the "private
                                     market value." The Fund Manager then
                                     determines whether there is an emerging
                                     valuation catalyst that will focus investor
                                     attention on the underlying assets of the
                                     company and increase the market price.
                                     Smaller companies may be subject to a
                                     valuation catalyst such as increased
                                     investor attention, takeover efforts or a
                                     change in management.

Principal Risks                      The Fund invests primarily in small capitalization common stocks.
                                     As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
                                     This price volatility is the principal risk of investing in the Fund.  In addition, small-sized companies may be more vulnerable to adverse business or economic events than larger, more established
                                     companies.  In particular, small-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

Performance Information

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

         This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.

11.83%                               44.53%                                6.13%
 1996                                 1997                                 1998


                     Best Quarter                Worst Quarter
                        19.21%                     -16.95%
                   (June 30, 1997)            (September 30, 1998)


Average Annual Total Returns (as of the       Past One               Return Since
calendar year ended December 31, 1998)        Year                   Inception (1)
---------------------------------------       --------               -------------

Enterprise Small Company Value Fund
                              Class Y           6.13%                  17.93%
Russell 2000 (2)                               -2.56%                  14.78%

1.       Inception date for Class Y shares is May 31, 1995.
2. This unmanaged broad-based index measures the performance of 2,000 small capitalization companies. As of the latest reconstitution, the average market capitalization was approximately $592.0 million and the largest company in the index had an approximate market capitalization of $1,402.7 million. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower.

FEES AND EXPENSES

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.


Shareholder Fees (paid directly from your investment in the fund)                                 Class Y
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                                 None
Maximum Deferred Sales Charge (Load)                                                                None
(as a percentage of net asset value)

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
Investment Advisory Fees                                                                            0.75%
Distribution and Service (12b-1) Fees                                                               None
Other Expenses                                                                                        %
                                                                                                   -------
Total Annual Fund Operating Expenses (1)                                                              %

1. Actual expenses are lower because the Advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class Y shares are:


Actual Other Expenses                0.55%
Actual Total Operating               1.30%
Expenses

         The Advisor could discontinue these voluntary reimbursements at any time.

Example

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                   1 YEAR        3 YEARS        5 YEARS      10 YEARS
If you redeem your shares at the end of the period:
Class Y                                                              $              $              $             $
If you do not redeem your shares:
Class Y                                                              $              $              $             $

                            INTERNATIONAL GROWTH FUND

FUND PROFILE

Investment Objective                 Capital appreciation

Principal Investments                Non-U.S. equity securities

Fund Manager                         Vontobel USA Inc.

Investor Profile Investors who want an increase in the value of their investment without regard to income; and are willing to accept the increased risk of international investing for the possibility of higher returns.

Investment Strategies                The International Growth Fund invests primarily in non-U.S.
                                     equity securities that the Fund Manager believes are undervalued.
                                     The Fund Manager uses an approach that involves top-down country allocation combined with bottom-up stock selection. The Fund Manager looks for companies that are good predictable businesses selling at attractive prices relative to an estimate of intrinsic value.  The
                                     Fund Manager diversifies investments amongst European, Australian and
                                     Far East ("EAFE") markets.

Principal Risks                      The Fund invests primarily in common stocks of foreign companies.
                                     As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
                                     This price volatility is the principal risk of investing in the Fund.  In addition, investments in foreign markets may be more volatile than investments in U.S. markets.  Diplomatic, political or economic developments may cause foreign investments to lose money.  The value of the U.S. dollar may rise, causing reduced returns for U.S.
                                     persons investing abroad.  A foreign country may not have the same accounting and financial reporting standards as the U.S.  Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts.  Emerging markets securities may be even more susceptible to these risks.

Performance Information

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

         This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.


12.86%                                5.21%                               14.73%
 1996                                 1997                                 1998


                         Best Quarter                Worst Quarter
                            17.54%                      -13.79%
                     (December 31, 1998)          (September 30, 1998)


Average Annual Total Returns (as of
the calendar year ended December         Past One
31, 1998)                                Year               Return Since Inception (1)
-----------------------------------      --------           --------------------------
Enterprise International Growth
Fund                       Class Y       14.73%                        12.22%
MSCI EAFE Index (2)                      20.00%                         8.49%

1.       Inception date for Class Y shares is July 31, 1995.
2. The Morgan Stanley Capital International Europe, Australia and the Far East (MSCI EAFE) Index is a market capitalization weighted, equity index comprised of 1,032 companies that are representative of the market structure of 20 countries, excluding the United States, Canada and other regions such as Latin America. Constituent stocks are selected on the basis of industry representation, liquidity and sufficient float.

Fees and Expenses

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.


Shareholder Fees (paid directly from your investment in the fund)                                  Class Y
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offeringprice)                                                                   None
Maximum Deferred Sales Charge (Load)                                                                 None
(as a percentage of net asset value)

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
Investment Advisory Fees                                                                             0.85%
Distribution and Service (12b-1) Fees                                                                None
Other Expenses                                                                                        %
                                                                                                   -------
Total Annual Fund Operating Expenses(1)                                                               %

1. Actual expenses are lower because the Advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class Y shares are:


Actual Other Expenses                0.70%
Actual Total Operating               1.55%
Expenses

         The Advisor could discontinue these voluntary reimbursements at any time.


Example

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                   1 YEAR        3 YEARS        5 YEARS      10 YEARS
If you redeem your shares at the end of the period:
Class Y                                                              $              $              $             $

If you do not redeem your shares:
Class Y                                                              $              $              $             $

                         GLOBAL FINANCIAL SERVICES FUND

FUND PROFILE

Investment Objective                 Capital appreciation

Principal Investments                Common stocks of domestic and foreign financial services companies

Fund Manager                         Sanford C. Bernstein & Co., Inc.

Investor Profile                     Investors who want an increase in the value of their investment without regard to income; want investment in the global financial services sector; and are willing to accept the increased risk of international investing for the possibility of higher returns.

Investment Strategies                The Global Financial Services Fund invests primarily in the domestic and foreign financial services industry by normally investing in companies domiciled in the U.S. and at least three other countries.
                                     The Fund considers a financial services company to be a firm that in its most recent fiscal year either (i) derived at least 50% of its revenues or earnings from financial services activities, or (ii) devoted at least 50% of its assets to such activities.  Financial services companies provide financial services to consumers and businesses and include the following types of U.S. and foreign firms: commercial banks, thrift institutions and their holding companies; consumer and industrial finance companies; diversified financial services companies;
                                     investment banks; securities brokerage and investment advisory firms; financial technology companies; real estate-related firms;
                                     leasing firms; credit card companies; government sponsored financial enterprises; investment companies; insurance brokerages; and
                                     various firms in all segments of the insurance industry such as multi-
                                     line property and casualty, life insurance companies and insurance holding companies.  The Fund Manager selects securities by combining fundamental and quantitative research to identify securities of financial services companies that are attractively priced relative to their expected returns.  Its research analysts employ a long-term approach to forecasting the earnings and growth potential of companies and attempt to construct global portfolios that produce maximum returns at a given risk level.

Principal Risks                      The Fund invests primarily in common stocks of domestic and foreign companies.
                                     As a result, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
                                     This price volatility is a principal risk of investing in the Fund.  In addition, investments in foreign markets may be more volatile than investments in U.S. markets.  Diplomatic, political or economic developments may cause foreign investments to lose money.  The value of the U.S. dollar may rise, causing reduced returns for U.S.
                                     persons investing abroad.  A foreign country may not have the same accounting and financial reporting standards as the U.S.  Foreign stock markets, brokers and companies are generally subject to less supervision and regulation than their U.S. counterparts.  Emerging markets securities may be even more susceptible to these risks.
                                     Because the Fund concentrates in a single sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market.  Generally, the financial services industry is extremely sensitive to fluctuations in interest rates.
                                     Moreover, while rising interest rates will cause a decline in the value of any debt securities the Fund holds, falling interest rates or deteriorating economic conditions can adversely affect the performance of financial services companies' stock. Both foreign and domestic financial services companies are affected by government regulation or market intervention, which may limit their activities and affect their profitability.  Some financial services companies, e.g., insurance companies, are subject to severe market share competition and price competition.

Fees and Expenses

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.


Shareholder Fees (paid directly from your investment in the fund)                                  Class Y
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                                  None

Maximum Deferred Sales Charge (Load)                                                                 None
(as a percentage of net asset value)

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
Investment Advisory Fees                                                                            0.85%
Distribution and Service (12b-1) Fees                                                               0.45%
Other Expenses                                                                                     [      ]
                                                                                                   --------
Total Annual Fund Operating Expenses (1)                                                           [      ]


1. Actual Expenses are lower because the Advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class Y shares are:


                        Actual Other Expenses                0.45%

                        Actual Total Operating Expenses      1.30%

         The Advisor could discontinue these voluntary reimbursements at any time.


Example

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                   1 YEAR        3 YEARS        5 YEARS      10 YEARS
If you redeem your shares at the end of the period:
Class Y                                                              $              $              $             $

If you do not redeem your shares:
Class Y                                                              $              $              $             $

                           GOVERNMENT SECURITIES FUND

FUND PROFILE


Investment Objective                 Current income and safety of principal

Principal Investments                Securities that are obligations of the U.S. Government, its agencies or instrumentalities

Fund Manager                         TCW Funds Management, Inc.

Investor Profile                     Conservative investors who want to receive income from their investment

Investment Strategies                The Government Securities Fund invests primarily in securities that are obligations of the U.S. Government, its agencies or
                                     instrumentalities.  The Fund's investments may include securities issued by the U.S. Treasury, such as treasury bills, treasury notes and treasury bonds.  In addition, the Fund may invest in securities that are issued or guaranteed by agencies and instrumentalities of the
                                     U.S. Government.  Securities issued by agencies or instrumentalities may or may not be backed by the full faith and credit of the United
                                     States.  Securities issued by the Government National Mortgage
                                     Association ("GNMA Certificates") are examples of full faith and credit securities.  Agencies or instrumentalities whose securities are not backed by the full faith and credit of the United States include
                                     Federal National Mortgage Association (FANNIE MAE) and Federal Home Loan
                                     Mortgage Corp. (FREDDIE MAC). To a limited extent, the Fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs").  The Fund may concentrate from time to time in different U.S. Government securities in order to obtain the highest available level of current income and safety of principal.

Principal Risks                      The Government Securities Fund invests primarily in U.S.
                                     Government debt securities.  As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates.  This risk is greater for long-term debt securities than for short-
                                     term debt securities.  To the extent that the Fund invests in mortgage-backed securities, it is subject to additional risk.  A mortgage-backed security pools all interest and principal payments from the underlying mortgages and pays it to the security's owner.
                                     The mortgages underlying mortgage-backed securities may mature or be paid off before the stated maturity date.  This has a number of drawbacks.  First, the Fund may lose money on its investment.
                                     Second, the monthly income payments to the Fund may fluctuate.
                                     Third, the Fund cannot predict the maturity of its investment with certainty.  Fourth, the Fund would invest any resulting proceeds elsewhere, generally at a lower interest rate.

Performance Information

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund, and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

         This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.


7.30%
1998


                Best Quarter                Worst Quarter
                  2.78%                         0.63%
            (September 30, 1998)         (December 31, 1998)


Average Annual Total Returns (as of the       Past One           Return
calendar year ended December 31, 1998)        Year               Since Inception (1)
---------------------------------------       --------           -------------------
Enterprise Government Securities Fund
               Class Y                          7.30%                  7.47%
Lehman Brothers Intermediate
Government Bond Index (2)                       8.49%                  8.09%

1.       Inception date for Class Y shares is July 31, 1997.

2. This is an unmanaged broad-based index that includes all issues with maturities of one to 9.99 years contained in the Lehman Brothers Government Bond Index (this index includes all publicly held U.S. Treasury debt or any governmental agency thereof, quasi-federal corporation, or corporate debt guaranteed by the U. S. government with a minimum maturity of one year and minimum outstanding par amount of $1 million) and is constructed the same way. Average weighted maturity is approximately four years. The index excludes transaction and holding charges.

Fees and Expenses

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.


Shareholder Fees (paid directly from your investment in the fund)                                  Class Y
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                                  None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                                 None

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
Investment Advisory Fees                                                                             0.60%
Distribution and Service (12b-1) Fees                                                                None
Other Expenses                                                                                        %
                                                                                                   --------
Total Annual Fund Operating Expenses(1)                                                               %

1. Actual Expenses are lower because the Advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class Y shares are:


                  Actual Other Expenses                  0.25%
                  Actual Total Operating Expenses        0.85%

         The Advisor could discontinue these voluntary reimbursements at any time.

Example

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                   1 YEAR        3 YEARS        5 YEARS      10 YEARS
If you redeem your shares at the end of the period:
Class Y                                                              $              $              $             $

If you do not redeem your shares:
Class Y                                                              $              $              $             $

                              HIGH-YIELD BOND FUND

FUND PROFILE


Investment Objective                 Maximum current income

Principal Investments                Debt securities rated below investment grade, which are commonly known as "junk bonds"

Fund Manager                         Caywood-Scholl Capital Management

Investor                             Profile Income-oriented investors who are willing to accept increased risk for the possibility of greater returns through high-yield bond investing.

Investment Strategies                The High-Yield Bond Fund invests primarily in high-yielding, income-producing corporate bonds rated B3 to Ba1 by Moody's
                                     Investors Service, Inc. ("Moody's") or B- to BB+ by Standard
                                     & Poor's Corporation ("S&P"), which are commonly known as
                                     "junk bonds."  The Fund's investments are selected by the
                                     Fund Manager after careful examination of the economic
                                     outlook to determine those industries that appear favorable for investment. Industries going through a perceived decline generally are not candidates for selection.  After the
                                     industries are selected, the Fund Manager identifies bonds of issuers within those industries based on their
                                     creditworthiness, their yields in relation to their credit and the relative value in relation to the high-yield market.
                                     Companies near or in bankruptcy are not considered for
                                     investment.  The Fund does not purchase bonds which are rated
                                     Ca or lower by Moody's or CC or lower by S&P or which, if
                                     unrated, in the judgment of the Fund Manager have
                                     characteristics of such lower-grade bonds.  Should an
                                     investment be subsequently downgraded to Ca or lower or CC or lower, the Fund Manager has discretion to hold or liquidate the security. Subject to the restrictions described above, under normal circumstances, up to 20% of the Fund's assets may include: (1) bonds rated Caa by Moody's or CCC by S&P;
                                     (2) unrated debt securities which, in the judgment of the
                                     Fund Manager have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices; (5) foreign issuer debt
                                     securities; and (6) short-term money market instruments,
                                     including certificates of deposit, commercial paper, U.S.
                                     Government securities and other income-producing cash equivalents.


Principal Risks                      The Fund invests primarily in below investment-grade debt securities.
                                     As a result, the Fund is subject to the risk that the prices of the debt securities will decline due to rising interest rates.  This risk is greater for long-term debt securities than for short-term debt securities.  A high-yield bond's market price may fluctuate more than higher-quality securities and may decline significantly.  While the Fund Manager tries to diversify the Fund's portfolio and to engage in a credit analysis of each high-yield bond issuer in which it invests, high-yield bonds also carry a substantial risk of default or changes in the issuer's creditworthiness.  In addition, it may be more difficult for the Fund to dispose of high-yield bonds or to determine their value.  High-yield bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force the Fund to replace the security with a lower-yielding security.  If this occurs, it will result in a decreased return for shareholders.

Performance Information

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

         This bar chart shows changes in the performance of the Fund's Class Y shares from year to year.


         2.49%
         1998


                Best Quarter                Worst Quarter
                   4.32%                       -5.72%
              (March 31, 1998)           (September 30, 1998)

Average Annual Total Returns (as of the       Past One           Return Since
calendar year ended December 31, 1998)        Year               Inception(1)
---------------------------------------       --------           ------------
Enterprise High-Yield Bond Fund
                                 Class Y        2.49%                4.87%
Lehman Brothers High Yield BB Index(2)          5.13%                5.84%

1.       Inception date for Class Y shares is July 31, 1997.

2. This is an unmanaged broad-based index that includes fixed rate, public nonconvertible issues that are rated Ba1 or lower by Moody's Investor Service. If a Moody's rating is not available, the bonds must be rated BB+ or lower by S&P, or by Fitch if an S&P rating is not available. The index excludes transaction or holding charges.

Fees and Expenses

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.


Shareholder Fees (paid directly from your investment in the fund)                                  Class Y
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                                 None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                                                None

Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
Investment Advisory Fees                                                                            0.60%
Distribution and Service (12b-1) Fees                                                               None
Other Expenses                                                                                        %
                                                                                                    -----
Total Annual Fund Operating Expenses(1)                                                               %

1. Actual Expenses are lower because the Advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class Y shares are:

                  Actual Other Expenses                  0.25%
                  Actual Total Operating Expenses        0.85%

         The Advisor could discontinue these reimbursements at any time.

Example

         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                   1 YEAR        3 YEARS        5 YEARS      10 YEARS
If you redeem your shares at the end of the period:
Class Y                                                              $              $              $             $

If you do not redeem your shares:
Class Y                                                              $              $              $             $

                             TAX-EXEMPT INCOME FUND

FUND PROFILE


Investment                           Objective A high level of current income exempt from federal income tax, with consideration given to preservation of principal

Principal Investments                A diversified portfolio of long-term investment grade municipal bonds

Fund Manager                         MBIA Capital Management Corp.

Investor                             Profile Investors who want to receive tax-free current income and maintain the value of their investment.

Investment Strategies                The Tax-Exempt Income Fund invests primarily in investment grade, tax-exempt obligations, like municipal securities.  The issuers of these securities may be located in any state, territory or possession of the
                                     United States.  In selecting investments for the Fund, the Fund
                                     Manager tries to limit risk as much as possible.  The Fund Manager analyzes municipalities, their credit risk, market trends and investment cycles.  The Fund Manager attempts to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit.  The Fund anticipates that its average weighted maturity will range from 10 to 25 years.  The Fund Manager will actively manage the Fund, adjusting the average Fund maturity and utilizing futures contracts and options on futures as a defensive measure according to its judgment of anticipated interest rates.
                                     During periods of rising interest rates and falling prices, the Fund
                                     Manager may adopt a shorter weighted average maturity to cushion the effect of bond price declines on the Fund's net asset value.
                                     When rates are falling and prices are rising, the Fund Manager may adopt a longer weighted average maturity rate.  The Fund may also invest up to 20% of its net assets in cash, cash equivalents and debt securities, the interest from which may be subject to federal income tax.  Investments in taxable securities will be limited to investment grade corporate debt securities and U.S. Government securities.
                                     The Fund will not invest more than 20% of its net assets in municipal securities, the interest on which is subject to the federal alternative minimum tax.

Principal Risks                      The Fund invests primarily in long-term investment grade debt securities.  As a result, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates.  This risk is greater for long-term debt securities than for short-term debt securities.  Debt securities may decline in credit quality due to economic or governmental events.  In addition, an issuer may fail to make timely payments of principal or interest to the Fund.  Some investment grade bonds may have speculative characteristics.

Fees and Expenses

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.


Shareholder Fees (paid directly from your investment in the fund)                                  Class Y
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                                  None
Maximum Deferred Sales Charge (Load)                                                                 None
(as a percentage of net asset value)

Annual Fund Operating Expenses (paid indirectly if you hold fund Shares)
Investment Advisory Fees                                                                             0.50%
Distribution and Service (12b-1) Fees                                                                None
Other Expenses                                                                                        %
                                                                                                   -------
Total Annual Fund Operating Expenses                                                                  %

1. Actual expenses are lower because the Advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken into account, Other Expenses and Total Operating Expenses for Class Y shares are:


                   Actual Other Expenses                0.15%
                   Actual Total Operating Expenses      0.65%

         The Advisor could discontinue these voluntary reimbursements at any time.

 Example
         This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                     1 YEAR        3 YEARS       5 YEARS      10 YEARS
 If you redeem your shares at the end of the period:
 Class Y                                                                $             $             $             $
 If you do not redeem your shares:
 Class Y                                                                $             $             $             $


                                  MANAGED FUND

FUND PROFILE
Investment Objective                   Growth of capital over time

Principal Investments                  Common stocks, bonds and cash equivalents, the percentages of which will vary based on the Fund Manager's assessment of relative investment values
Fund Manager                           OpCap Advisors

Investor Profile                       Investors who want the value of their investment to grow but do not need to receive income on their investment.

Investment Strategies                  The Managed Fund invests in a diversified portfolio of common stocks, bonds and cash equivalents.  The allocation of the Fund's assets among the different types of permitted investments will vary from time to time based upon the Fund
                                       Manager's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time.
                                       There is neither a minimum nor a maximum percentage of the Fund's assets that may, at any given time, be invested in any specific types of investments.
                                       However, the Fund invests primarily in equity securities at times when the
                                       Manager believes that the best investment values are available in the equity markets.  The Fund may invest almost all of its assets in high-quality short-
                                       term money market and cash equivalent securities when the Fund Manager deems it advisable to preserve capital.  Consequently, while the Fund will earn income to the extent it is invested in bonds or cash equivalents, the Fund does not have any specific income objective.  The bonds in which the Fund may invest will normally be investment grade intermediate to long-term U.S. Government and corporate debt.



 Principal Risks                       The Fund invests in both common stocks and debt securities.  As a result, the
                                       Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.  This price volatility is a principal risk of investing in the Fund.  In addition, the Fund is subject to the risk that the prices of debt securities will decline due to rising interest rates.  The risk is greater for long-term debt securities than for short-term debt securities.
                                       Debt securities may decline in credit quality due to economic governmental events.

Performance Information

         The bar chart and the performance table below illustrate the volatility of an investment in the Fund and give some indication of the risk. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

         This bar chart shows changes in the performance of the Fund's Class Y Shares from year to year.

           22.63%                            21.6%                      7.2%

           1996                              1997                       1998
                                          Best Quarter             Worst Quarter

                                              13.55%                  -14.53%
                                         (June 30, 1997)        (September 30, 1998)

                               Average Annual Total Returns (as of
                               the calendar year ended December      Past One         Return Since
                               31, 1998)                             Year             Inception(1)
                               Enterprise Managed Fund Class Y             7.20%            17.21%
                               S&P 5002                                   28.57%            28.08%


1.       Inception date for Class Y shares is July 31, 1995.
2. This unmanaged broad-based index is comprised of industrial, public utility, financial and transportation stocks with income reinvested. An index does not have an investment advisor and does not pay commissions or expenses. If an index had expenses, its performance would be lower.

Fees and Expenses

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.


 Shareholder Fees (paid directly from your investment in the fund)                                      Class Y
 Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)                                                                     None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value)                                                                    None

 Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
 Investment Advisory Fees                                                                                0.75%
 Distribution and Service (12b-1) Fees                                                                   None
 Other Expenses                                                                                            %
                                                                                                         ----
 Total Annual Fund Operating Expenses                                                                      %



 Example

          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                     1 YEAR        3 YEARS       5 YEARS      10 YEARS
 If you redeem your shares at the end of the period:

 Class Y                                                                $             $             $             $
 If you do not redeem your shares:
 Class Y                                                                $             $             $             $


                               MONEY MARKET FUND

Fund Profile

 Investment Objective                  The highest possible level of current income consistent with preservation of capital and liquidity
 Principal Investments                 High quality, short-term debt securities, commonly known as money market instruments
 Fund Manager                          Enterprise Capital Management, Inc.
 Investor Profile                      Investors who seek an income producing investment with emphasis on preservation of capital.
 Investment Strategies                 The Money Market Fund invests in a diversified portfolio of high quality dollar-
                                       denominated money market instruments which present minimal credit risks in the judgment of the Fund Manager.  The Fund Manager actively manages the Fund's average maturity based on current interest rates and its outlook of the market.
 Principal Risks                       Although the Money Market Fund seeks to preserve the value of your investment at
                                       $1.00 per share, it is possible to lose money by investing in the Fund.

Fees and Expenses

         This table describes the shareholder fees that you may pay if you purchase or redeem Fund shares. Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest expenses that could be currently charged to the Fund.


 Shareholder Fees (paid directly from your investment in the fund)                                      Class Y
 Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)                                                                     None
 Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value)                                                                    None
 Annual Fund Operating Expenses (paid indirectly if you hold fund shares)
 Investment Advisory Fees                                                                                0.35%

 Distribution and Service (12b-1) Fees                                                                   None
 Other Expenses                                                                                            %
                                                                                                         ------
 Total Annual Fund Operating Expenses1                                                                     %

1. Actual expenses are lower because the Advisor is voluntarily reimbursing the Fund for some of its expenses. If these reimbursements are taken in account, Other Expenses and Total Operating Expenses for Class Y shares are:


                                    Actual Other Expenses             0.35%

                                    Actual Total Operating            0.70%
                                    Expenses

         The Advisor could discontinue these voluntary reimbursements at any time.

 Example

          This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                                                     1 YEAR        3 YEARS       5 YEARS      10 YEARS
 If you redeem your shares at the end of the period:
 Class Y                                                                $             $             $             $
 If you do not redeem your shares:
 Class Y                                                                $             $             $             $


         ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISKS

Equity and Flexible Funds' Investments

The table below shows the Equity and Flexible Funds' principal investments. In other words, the table describes the type or types of investments that Enterprise believes will most likely help each Fund achieve its investment goal.

--------------------------------------------------------------------------------------------------------------------------
                                                          EQUITY FUNDS                                           FLEXIBLE
                                                                                                                 FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                  Small     Small                       Global
                        Growth &          Equity    Capital       Company   Company       International Financial
                Growth  Income     Equity Income    Appreciation  Growth    Value         Growth        Services Managed
--------------------------------------------------------------------------------------------------------------------------
U.S. Stocks        -         -        -       -           -           -           -                         -          -
Foreign Stocks                                                                                  -           -

Bonds                                                                                                                  -

________________________

(1) Each Fund that invests in U.S. stocks may invest in large capitalization companies, medium capitalization companies and small capitalization companies. Large Capitalization Companies generally, have market capitalizations of more than $5 billion. Medium capitalization companies generally have market capitalizations ranging from $1 billion to $5 billion. Small capitalization companies generally have market capitalizations of $1 billion or less. However, there may be some overlap among capitalization categories. The Growth and Income Fund intends to invest primarily in stocks of large-capitalization companies. The Small Company Growth Fund and the Small Company Value Fund intend to invest primarily in the stocks of small-capitalization issuers.

Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Statement of Additional Information. Of course, Enterprise cannot guarantee that any Fund will achieve its investment goal.

The investments listed above and the investments and strategies described throughout this Prospectus are those that a Fund may use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

Income Funds' Investments

The table below shows the Income Funds' principal investments. In other words, the table describes the type or types of investments that Enterprise believes will most likely help each Fund achieve its investment goal.

------------------------------------------------------------------------------------------------------------------
                                                Government Securities    High-Yield Bond         Tax-Exempt Income
------------------------------------------------------------------------------------------------------------------
 U.S. Government Securities                               o
--------------------------------------------------------------------------------------------------------------------------
 Corporate Debt Securities
    High-Yield Bonds                                                             o
--------------------------------------------------------------------------------------------------------------------------
 Mortgage-Backed Securities                               o
--------------------------------------------------------------------------------------------------------------------------
 Municipal Securities                                                                                      o
--------------------------------------------------------------------------------------------------------------------------

__________________

(1) "Junk Bond" refers to any security rated lower than "Baa" by Moody's Investor Service. If a Moody's rating is not available, then bonds must be rated lower than "BBB" by Standard & Poor's.


Each Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Statement of Additional Information. Of course, Enterprise cannot guarantee that any Fund will achieve its investment goal.

The investments listed above and the investments and strategies described throughout this Prospectus are those that a Fund may use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. When a Fund is investing for temporary defensive purposes, it is not pursuing its investment goal.

Money Market Fund's Investments

The Money Market Fund's principal investments include: bank obligations, commercial paper and corporate obligations. The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are described in detail in the Statement of Additional Information. Of course, Enterprise cannot guarantee that the Fund will achieve its investment goal.

This table shows each Fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see page ____ for definitions).
--------------------------------------------------------------------------------
5  Percent of total assets (italic type)
5  Percent of net assets (roman type)
*  No policy limitation on usage; fund may be using currently
0  Permitted, but not typically used.
-  Not permitted
--------------------------------------------------------------------------------
Conventional Securities
--------------------------------------------------------------------------------
Non-Investment-Grade Securities. Securities rated below BBB/Baa are considered junk bonds. Credit, market, interest rate, liquidity, valuation, information risks.
--------------------------------------------------------------------------------
Foreign Equities.
- Stocks issued by foreign companies. Market, currency, information, natural event, political risks.
- American or European depository receipts, which are dollar-denominated securities typically issued by American or European banks and are based on ownership of securities issued by foreign companies. Market, currency, information, natural event, political risks.
--------------------------------------------------------------------------------
Restricted And Illiquid Securities. Securities not traded on the open market. May include illiquid Rule 144A securities. Liquidity, valuation, market risks.
--------------------------------------------------------------------------------
Investment Practices
--------------------------------------------------------------------------------
Repurchase Agreements. The purchase of a security that must later be sold back to the seller at the same price plus interest. Credit risk.
--------------------------------------------------------------------------------
Securities Lending. The lending of securities to financial institutions, which provide cash or government securities as collateral. Credit risk.
--------------------------------------------------------------------------------
Short Sales. The selling of securities which have been borrowed on the expectation that the market price will drop.
-        Hedged. Hedged leverage, market, correlation, liquidity,
         opportunity risks.
-        Speculative. Speculative leverage, market, liquidity risks.
--------------------------------------------------------------------------------
Short-Term Trading. Selling a security soon after purchase. A Fund engaging in short-term trading will have higher turnover, brokerage commissions and transaction expenses. Short-term trading may also have tax consequences, involving a possible increase in short-term capital gains or losses. Market risk.
--------------------------------------------------------------------------------
When-Issued Securities and Forward Commitments. The purchase or sale of securities for delivery at a future date; market value may change before delivery. Market, opportunity, leverage risks.
--------------------------------------------------------------------------------
Leveraged Derivative Securities. The Funds will not invest in derivatives for speculative purposes, but only as a hedge against changes in the values of the Funds' securities resulting from market conditions.
--------------------------------------------------------------------------------
Financial Futures and Options; Securities and Index Options. Contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index.
-        Futures and related options. Interest rate, currency, market, leverage, correlation, liquidity, opportunity risks.
- Options on securities and indices. Interest rate, currency, market, hedged or speculative leverage, correlation, liquidity, credit, opportunity risks.
--------------------------------------------------------------------------------
Currency Contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.
--------------------------------------------------------------------------------
Hedged. Currency, hedged leverage, correlation, liquidity, opportunity risks.
--------------------------------------------------------------------------------
Speculative. Currency, speculative leverage, liquidity risks.
--------------------------------------------------------------------------------
Other Derivatives, Including Puts, Calls and Interest Rate Swaps. Interest rate, currency, market, hedged or speculative leverage, correlation, liquidity, credit, opportunity risks.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                                                           GLOBAL                       HIGH-  TAX-
        GROWTH &         EQUITY   CAPITAL     SMALL   SMALL                FINANCIAL         GOVERNMENT YIELD EXEMPT  MONEY
GROWTH  INCOME   EQUITY  INCOME APPRECIATION COMPANY COMPANY INTERNATIONAL SERVICES  MANAGED SECURITIES BOND  INCOME  MARKET
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
 0       0        0       0          0        0       0       0             0         0        0         *     0       0
----------------------------------------------------------------------------------------------------------------------------
-        -        -       -          -        -       -       *             *         -        -         -     -       -
----------------------------------------------------------------------------------------------------------------------------
20      20       20      20         20       20      20       *             *        20        -         -     -       -
----------------------------------------------------------------------------------------------------------------------------
10      10       10      10         10       10      10      10            10        10       10        10    10      10
----------------------------------------------------------------------------------------------------------------------------
5        5        5       5          5        5       5       5             5         5        5         5     5       5
----------------------------------------------------------------------------------------------------------------------------
-        -        -       -          -        -       -       -             -         -        -         -     -       -
----------------------------------------------------------------------------------------------------------------------------
-        -        -       -          -        -       -       -             -         -        -         -     -       -
----------------------------------------------------------------------------------------------------------------------------
 0       0        0       0          0        0       0       0             0         0        0         0     0       0

----------------------------------------------------------------------------------------------------------------------------
 0       0        0       0          0        0       0       0             0         0        0         0     0       0
----------------------------------------------------------------------------------------------------------------------------

10      10       10      10         10       10      10      10            10        10       10        10    10      10
----------------------------------------------------------------------------------------------------------------------------
 0       0        0       0          0        0       0       0             0         0        0         0     0       0
 0       0        0       0          0        0       0       0             0         0        0         0     0       0


-        -        -       -          -        -       -       -             -         -        -         -     -       -
----------------------------------------------------------------------------------------------------------------------------



-        -        -       -          -        -       -       -             -         -        -         -     -       -
----------------------------------------------------------------------------------------------------------------------------

Risk Terminology

Correlation Risk: The risk that changes in the value of hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

Credit Risk: The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk: The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Information Risk: The risk that key information about a security or market is inaccurate or unavailable.

Interest Rate Risk: The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically cause a fall in values, while a fall in rates typically causes a rise in values.

Leverage Risk: Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

     Hedged. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

     Speculative. To the extent that a derivative is not used as a hedge, a Fund is directly exposed to the risks of that derivative. Gains or losses from speculative portions in a derivative may be substantially greater than the derivative's original cost.

Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk: The risk that the market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

Natural Event Risk: The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political Risks: The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

Valuation Risk: The risk that a Fund has valued certain of its securities at a higher price than it can sell them for.

                        SHAREHOLDER ACCOUNT INFORMATION

Class Y Shares

         Each Fund offers Class Y shares through this prospectus for the minimum initial purchase amount of $1,000,000. Class Y shares do not bear a sales charge or distribution fee. Class Y shares are offered exclusively for sale to institutional investors, including banks, savings institutions, trust companies, insurance companies, investment companies registered under the Investment Company Act of 1940, pension or profit sharing trusts, certain wrap account clients of broker/dealers, former shareholders of Retirement System Fund, Inc. ("RS Fund"), direct referrals of Fund Managers or Evaluation Associates, Inc. ("EAI") or other financial institutional buyers. Wrap account clients of broker/dealers, former RS Fund shareholders, and direct referrals of Fund Managers or EAI are offered Class Y shares at a lower minimum purchase amount.

         Enterprise Fund Distributors, Inc., a subsidiary of Enterprise Capital Management, Inc., the Advisor to the Funds, is the principal underwriter for shares of the Funds.

PURCHASING, REDEEMING AND EXCHANGING SHARES

         The charts below summarize how to purchase, redeem and exchange shares of the Funds.

-----------------------------------------------------------------------------------------------------------------------
 How to Purchase Shares                      Important Information about Purchasing Shares
-----------------------------------------------------------------------------------------------------------------------
 Select the Fund appropriate for you         Be sure to read this prospectus carefully.
-----------------------------------------------------------------------------------------------------------------------
 Have your securities dealer submit your     The price of your shares is based on the next calculation of net asset
 purchase order                              value after your order is received by the Enterprise Shareholder Services
                                             Division of the Transfer Agent.  All purchases made by check should be in
                                             U.S. dollars and made payable to The Enterprise Group of Funds, Inc., or in the case of a retirement account, the custodian or trustee.  Third-
                                             party checks will not be accepted.
-----------------------------------------------------------------------------------------------------------------------
 Acquire additional shares through the       Dividends and capital gains distributions may be automatically reinvested
 Automatic Reinvestment Plan                 in the same Class of shares without a sales charge.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 Participate in the Automatic Investment     You may have your shares automatically invested on a monthly basis into
 Plan                                        the same Class of one or more of the Funds.  As long as you maintain a balance of $1,000 in the account from which you are transferring your shares, you may transfer $50 or more to an established account in an
                                             Enterprise Fund or you may open a new account with $100 or more.
-----------------------------------------------------------------------------------------------------------------------
 Participate in a Retirement Plan            You may use shares of the Funds to establish a Profit Sharing Plan,
                                             Money Purchase Plan, Conventional IRA, Roth IRA, Educational IRA, other retirement plans funded by shares of a Fund and other investment plans which have been approved by the Internal Revenue Service.

                                             The Distributor pays the cost of these plans, except for the retirement plans, which charge an annual custodial fee of $10.  If you would like to find out more about these plans, please contact the Transfer Agent.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
 How to Redeem Your Shares                  Important Information about Redeeming Your Shares
 Have your investment dealer submit your    The redemption price of your shares is based on the next calculation of
 sales order                                net asset value after your order is received.
-----------------------------------------------------------------------------------------------------------------------
 Call the Transfer Agent at                 You may redeem your shares by telephone if you have authorized this
 1-800-368-3527                             service.  If you make a telephone redemption request, you must furnish:
                                                        - the name and address of record of the
                                                          registered owner,
                                                        - the account number,
                                                        - the amount to be withdrawn, and
                                                        - the name of the person making the request.
                                            Checks for telephone redemptions will be issued only to the registered shareowner(s) and mailed to the last address of record or exchanged into another Fund.  All telephone redemption instructions are recorded and are limited to requests of $50,000 or less.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 How to Redeem Your Shares                  Important Information about Redeeming Your Shares
-----------------------------------------------------------------------------------------------------------------------
 Write the Transfer Agent at Enterprise     You may redeem your shares by sending in a written request.  If you own
 Shareholder Services                       share certificates, they must accompany the written request.  You must
 P.O. Box 419731                            obtain a signature guarantee if:
 Kansas City, MO                                     - the redemption proceeds exceed $50,000,
 64141-6731                                          - the proceeds are to be sent to an address other than the address of record, or
                                                     - the proceeds are to be sent to a person other than
                                                       the registered holder.
                                            You can generally obtain a signature guarantee from the following sources:
                                                     - a member firm of a domestic securities exchange;
                                                     - a commercial bank;
                                                     - a savings and loan association;
                                                     - a credit union; or
                                                     - a trust company.
                                            Corporations, executors, administrators, trustees or guardians may need to include additional documentation with a request to redeem shares and a signature guarantee.
-----------------------------------------------------------------------------------------------------------------------
 Payment of Proceeds Generally              The Funds normally will make payment of redemption proceeds within seven days after your request has been properly made and received. [When purchases are made by check or periodic account investment, redemption proceeds may not be available until the investment being redeemed has been in the account for seven calendar days.] The Funds may suspend the redemption privilege or delay sending redemption proceeds for more than seven days during any period when the New York Stock Exchange is closed or an emergency warranting such action exists as determined by the Securities and Exchange
                                            Commission.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 How to Redeem Your Shares                  Important Information about Redeeming Your Shares
-----------------------------------------------------------------------------------------------------------------------
 Receipt of Proceeds By Wire                For a separate $15 charge, you may request that your redemption proceeds of $250,000 or less be wired.  If you submit a written request, your proceeds may be wired to any bank.  If you authorize the Transfer Agent to accept telephone wire requests, any authorized person may make such requests at 1-800-368-3527.  However, on a telephone request, your proceeds may be wired only to a bank previously designated by you in writing. If you have authorized expedited wire redemption, shares can be sold and the proceeds sent by federal wire transfer to a single, previously designated bank account.  Otherwise, proceeds normally will be sent to the designated bank account the following business day.  To change the name of the single designated bank account to receive wire redemption proceeds, you must send a written request with signature(s) guaranteed to the Transfer Agent.
-----------------------------------------------------------------------------------------------------------------------
 Participate in the Bank Purchase and       You may initiate an Automatic Clearing House (ACH) Purchase or Redemption
 Redemption Plan                            directly to a bank account when you have established proper instructions, including all applicable bank information, on the account.
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
 How to Exchange Your Shares                Important Information about Exchanging Your Shares
-----------------------------------------------------------------------------------------------------------------------
 Select the Fund into which you want to     You can exchange your shares of a Fund for the same Class of shares of any
 exchange.  Be sure to read the             other Fund.
 prospectus describing the Fund into
 which you want to exchange.                If you are not subject to the minimum investment requirement of
                                            $1,000,000, and your exchange results in the opening of a new account in a
                                            Fund, you are subject to the minimum investment requirement of $1,000.
                                            Original investments in the Money Market Fund which are transferred to other Funds are considered purchases rather than exchanges.
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
 How to Exchange Your Shares                Important Information about Exchanging Your Shares
-----------------------------------------------------------------------------------------------------------------------
 Call the Transfer Agent at                 If you authorize the Transfer Agent to act upon telephone exchange
 1-800-368-3527                             requests, you or anyone who can provide the Transfer Agent with account registration information may exchange by telephone.

                                            If you exchange your shares by telephone, you must furnish:
                                                     -  the name of the Fund you are exchanging from,
                                                     -  the name and address of the registered owner,
                                                     -  the account number,
                                                     -  the dollar amount or number of shares to be exchanged,
                                                     -  the Fund into which you are exchanging, and
                                                     -  the name of the person making the request.
-----------------------------------------------------------------------------------------------------------------------
 Write the Transfer Agent at                To exchange by letter, you must state:
 Enterprise Shareholder Services                     -  the name of the Fund you are exchanging from,
 P.O. Box 419731                                     -  the account name(s) and address,
 Kansas City, MO                                     -  the account number,
 64141-6731                                          -  the dollar amount or number of shares to be exchanged, and
                                                     -  the Fund into which you are exchanging.
                                            You must also sign your name(s) exactly as it appears on your account statement.
-----------------------------------------------------------------------------------------------------------------------

                        TRANSACTION AND ACCOUNT POLICIES

Valuation of Shares

         When you purchase shares, you pay the net asset value. When you redeem your shares, you receive the net asset value. The Funds calculate a share's net asset value by dividing net assets of each Class by the total number of outstanding shares of such Class.

         The Funds calculate net asset value at the close of regular trading (generally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open.

         Except with respect to the Money Market Fund, securities, other than debt securities, listed on either a national or foreign securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sale price on the exchange on which the security is primarily traded. If there are no current day sales, the securities are valued at their last quoted bid price.

         Other securities traded over-the-counter and not part of the National Market System are values at the last quoted bid price. Debt securities (other than certain short-term obligations) are valued each business day by an independent pricing service approved by the Board of Directors. Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors. Securities held by the Money Market Fund are valued on an amortized cost basis. Under the amortized cost method, a security is valued at its cost and any discount or premium is amortized over the period until maturity without taking into account the impact of fluctuating interest rates on the market value of the security unless the aggregate deviation from net asset value as calculated by using available market quotations exceeds 1/2 of 1 percent.

 The Money Market Fund seeks to maintain a constant net asset value per share of $1.00, but there can be no assurance that the Money Market Fund will be able to do so.

     Because Class Y shares are not subject to any distribution or service fees, the net asset value per share of the Class Y shares will generally be higher than the net asset value per share of Class A, Class B and Class C shares of each Fund, except following payment of dividends and distributions.

Execution of Requests

     The net asset value used in determining your purchase, redemption or exchange price is the one next calculated after your order is received by the Fund.

     The Distributor or the Fund may reject any order. From time to time, the Funds may suspend the sale of shares. In such event, existing shareholders normally will be permitted to continue to purchase additional shares of the same Class and to have dividends reinvested.

     The Funds normally pay redemption proceeds in cash. However, if a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price in securities (redemption in kind), in which case, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. The Funds have made an election that requires them to pay $250,000 of redemption proceeds in cash, subject to other restrictions as described in the Statement of Additional Information.

Telephone Transactions

     If you elect to exchange or redeem your shares by telephone, you are subject to the risk that neither the Funds nor the Transfer Agent will be liable for properly acting upon unauthorized telephone instructions believed to be genuine. The Funds use reasonable procedures to confirm that telephone instructions are genuine. However, if appropriate measures are not taken, the Funds may be liable for any losses that may occur to an account due to an unauthorized telephone call.

Exchanges

     The Funds may refuse to allow the exercise of the exchange privilege in less than two-week intervals or may restrict an exchange from any Fund until shares have been held in that Fund for at least seven days. The Funds may also discontinue or modify the exchange privilege on a prospective basis at any time, including a modification of the amount or terms of a service fee, upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission ("SEC"). Your exchange may be processed only if the shares of the Fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

     In addition, if a Fund determines that an investor is using market timing strategies or making excessive exchanges and immediate loss of redemption proceeds would harm the Fund, the Fund may delay investment of the proceeds of such investor's exchange request for up to seven days.

Share Certificates

     The Funds do not ordinarily issue certificates representing shares of the Funds. Instead, shares are held on deposit for shareholders by the Funds' Transfer Agent, which will send you a statement of shares owned in each Fund following each transaction in your account. If you wish to have certificates for your shares, you may request them from the Transfer Agent by writing to Enterprise Shareholder Services, P.O. Box 419731, Kansas City, Mo. 64141-6731. The Funds do not issue certificates for fractional shares. You may redeem or exchange certificated shares only by returning the certificates to the Fund, along with a letter of instruction and a signature guarantee. Special shareholder services such as telephone redemptions, exchanges, electronic funds transfers and wire orders are not available if you hold certificates.

Small Accounts

     For accounts with balances under $1,000, an annual service charge of $25 per account registration per Fund will apply, excluding Automatic Bank Draft Plan Accounts, Automatic Investment Plan Accounts, Retirement Accounts and Savings Plan Accounts.

     If your account balance drops to $500 or less, a Fund may close out your account and mail you the proceeds. You will always be given at least 45 days' written notice to give you time to add to your account and avoid redeeming your shares.

Dealer Compensation

     The Distributor will provide additional compensation to dealers in connection with sales of shares of the Funds and other mutual funds distributed by the Distributor including promotional gifts (which may include gift certificates, dinners and other items), financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public and advertising campaigns. In some instances, these incentives may be made available only to dealers whose representatives have sold or are expected to sell significant amounts of shares.

     In addition to distribution and service fees paid the Funds under plans of distribution for Class A, Class B and Class C, the Distributor (or one of its affiliates) may make payments to dealers

(including MONY Securities Corp.) and other persons which distribute shares of the Funds (including Class Y shares). Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

Dividends, Distributions and Taxes

     Each Fund will distribute substantially all of its net investment income and realized net capital gains, if any.

     Each Fund makes distributions of capital gains, if any, annually. Each Fund declares and pays dividends of investment income according to the following schedule:

 Declared and Paid Annually             Declared and Paid Semi-Annually            Declared and Paid Monthly
--------------------------------------------------------------------------------------------------------------
 Growth Fund                            Equity Income Fund                         Government Securities Fund

 Growth and Income Fund                                                            High-Yield Bond Fund

 Equity Fund                                                                       Tax-Exempt Income Fund

 Capital Appreciation Fund                                                         Money Market Fund

 Small Company Growth Fund

 Small Company Value Fund

 International Growth Fund

 Global Financial Services Fund

 Managed Fund

     Your dividends and capital gains distributions, if any, will be automatically reinvested in shares of the same Fund and Class on which they were paid at net asset value. Such reinvestments automatically occur on the payment date of such dividends and capital gains distributions.
Alternatively, if you contact the Transfer Agent, you may elect to receive dividends or capital gains distributions, or both, in cash.

     You will pay tax on dividends and distributions from the Funds whether you receive them in cash or additional shares. The Funds intend to make distributions that will either be taxed as ordinary income or capital gains. If, for any taxable year, a Fund distributes income from dividends from domestic corporations, and complies with certain requirements, corporations may be entitled to take a dividends - received deduction for some or all of the dividends they receive.

     If you redeem shares of a Fund or exchange them for shares of another Fund, unless you are a dealer, you generally will recognize capital gain or loss on the transaction. Any such gain or loss will be a long-term capital gain or loss, taxable if you held such shares for more than 12 months. The maximum long-term capital gain tax rate for individuals is 20%.

     Income received by the Funds from investments in securities issued by foreign issuers may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

     If you are neither a lawful permanent resident nor a citizen of the U.S. or if you are a foreign entity, the Funds' ordinary income dividends (which include distributions of net short term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

     The Funds are required to withhold 31% ("Back-Up Withholding") of the distributions and the proceeds of redemptions payable to shareholders who fail to provide a correct social security or taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to Back-up Withholding. Corporate shareholders and certain other shareholders specified in the IRC are exempt from Back-Up Withholding.

     Dividends derived from interest on municipal securities and designated by the Tax-Exempt Income Fund as exempt interest dividends by written notice to the shareholders, under existing law, are not subject to federal income tax. Dividends derived from net capital gains realized by the Fund are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income or accrued market discount realized by the Fund will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares. Any capital loss realized from shares held for six months or less is disallowed to the extent of tax-exempt dividend income received.

     Income from certain "private activity" bonds issued after August 7, 1986, are items of tax preference for the corporate and individual alternative minimum tax. If the Tax-Exempt Income Fund invests in private activity bonds, you may be subject to the alternative minimum tax on that part of such Fund distributions derived from interest income on those bonds. The receipt of exempt interest dividends also may have additional tax consequences. Certain of these are described in the Statement of Additional Information.

     The treatment for state and local tax purpose of distributions from the Tax-Exempt Income Fund representing Municipal Securities interests will vary according to the laws of state and local taxing authorities.

     The foregoing summarizes some of the federal income tax considerations with respect to the Funds and their shareholders. It is not a substitute for personal tax advice. You should consult your tax advisor for more information regarding the potential tax consequences of an investment in the Funds under all applicable tax laws.

     The Funds will mail statements indicating the tax status of your distributions to you annually.

                                FUND MANAGEMENT

The Investment Advisor

     Enterprise Capital Management, Inc. serves as the investment advisor to each of the Funds. The Advisor selects Fund Managers for the Funds, subject to the approval of the Board of Directors of the Funds, and reviews their continued performance. Evaluation Associates, Inc., which has had 26 years of experience in evaluating investment advisors for individuals and institutional investors, assists the Advisor in selecting Fund Managers. The Advisor also provides various administrative services and acts as Fund Manager for the Money Market Fund.

     The Securities and Exchange Commission has issued an exemptive order that permits the Advisor to enter into or amend Agreements with Fund Managers without obtaining shareholder approval each time. The exemptive order permits the Advisor, with Board approval, to employ new Fund Managers for the Funds, change the terms of the Agreements with Fund Managers or enter into a new Agreement with a Fund Manager. Shareholders of a Fund have the right to terminate an agreement with a Fund Manager at any time by a vote of the majority of the outstanding voting securities of such Fund. The Fund will notify shareholders of any Fund Manager changes or other material amendments to the Agreements with Fund Managers that occur under these arrangements.

     The Advisor, which was incorporated in 1986, served as principal investment advisor to Alpha Fund, Inc., the predecessor of the Fund's Growth Fund. The Advisor also serves as investment advisor to Enterprise Accumulation Trust which had assets of $[ ] billion at March 31, 1999. The Advisor's address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.

     The following table sets forth the fee paid to the Advisor for the fiscal year ended December 31, 1998 by each Fund. The Advisor in turn compensated each Fund Manager at no additional cost to the Fund.

NAME OF FUND                                          FEE (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Growth Fund                                           0.75%
------------------------------------------------------------------------------------------------
Growth and Income Fund                                0.75%

Equity Fund                                           0.75%

Equity Income Fund                                    0.75%

Capital Appreciation Fund                             0.75%

Small Company Growth Fund                             1.00%

Small Company Value Fund                              0.75%

International Growth Fund                             0.85%

Global Financial Services Fund                        0.85%

Government Securities Fund                            0.60%

High-Yield Bond Fund                                  0.60%

Tax-Exempt Income Fund                                0.50%

Managed Fund                                          0.75%

Money Market Fund                                     0.35%

The Fund Managers

     The following chart sets forth certain information about each of the Fund Managers other than the Advisor, which acts as the Fund Manager to the Money Market Fund. The Fund Managers are responsible for the day-to-day management of the Funds. The Fund Managers typically manage assets for institutional investors and high net worth individuals. Collectively, the Fund Managers manage assets in excess of $350 billion for all clients, including the Enterprise Group of Funds.

                  ------------------------------------------------------------------------------------------------------------------
                  Name of Fund and Name and Address      The Fund Manager's Experience        Portfolio Managers
                  of Fund Manager
                  ------------------------------------------------------------------------------------------------------------------
                  Growth Fund                            Montag & Caldwell has served as      Ronald E. Canakaris, President
                                                         the Fund Manager to Alpha Fund,      and Chief Investment Officer of
                  Montag & Caldwell, Inc. ("Montag &     Inc., the predecessor of the         Montag & Caldwell, is
                  Caldwell")                             Growth Fund, since the Fund was      responsible for the day-to-day
                  1100 Atlanta Financial Center          organized in 1968.  Montag &         investment management of the
                  3343 Peachtree Road, N.E.              Caldwell and its predecessors have   Growth Fund and has more than 30
                  Atlanta, Georgia 30326                 been engaged in the business of      years' experience in the
                                                         providing investment counseling to   investment industry.  He has
                                                         individuals and institutions since   been President of Montag &
                                                         1945.  Total assets under            Caldwell for more than 15 years
                                                         management for all clients           and has served as Fund Manager
                                                         approximated $25.8 billion as        since its inception.
                                                         of December 31, 1998 Usual
                                                         investment minimum: $40 million.

                  ------------------------------------------------------------------------------------------------------------------
                  Growth and Income Fund                 Total assets under management for    James P. Coughlin, President and
                                                         RSI were $597 million as of          Chief Investment Officer of RSI,
                  Retirement System Investors Inc.       December 31, 1998.                   is responsible for the day-to-
                  ("RSI")                                                                     day management of the Fund and
                  317 Madison Avenue                                                          has more than 30 years'
                  New York, New York 10017                                                    experience in the investment
                                                                                              industry.  He has served as
                                                                                              President and Chief Investment
                                                                                              Officer of RSI since 1989.
                  ------------------------------------------------------------------------------------------------------------------

                  ------------------------------------------------------------------------------------------------------------------
                  Name of Fund and Name and Address      The Fund Manager's Experience        Portfolio Managers
                  of Fund Manager
                  ------------------------------------------------------------------------------------------------------------------
                  Equity Fund                            OpCap has been providing             Eileen Rominger, Managing
                                                         investment counseling services       Director of Oppenheimer Capital,
                  OpCap Advisors ("OpCap")               since 1987. OpCap had                is responsible for the day-to-
                  One World Financial Center             approximately $62 billion            day management of the Fund.  Ms.
                  New York, New York 10281               under management as of               Rominger has more than 19 years'
                                                         December 31, 1998. Usual             experience in the investment
                                                         investment minimum is $20            industry and has been Managing
                                                         million.                             Director of Oppenheimer Capital
                                                                                              since 1994.  She previously
                                                                                              served as Senior Vice President
                                                                                              from 1986 to 1994.
                  ------------------------------------------------------------------------------------------------------------------
                  Equity Income Fund                     1740 Advisers has been providing     John V. Rock, President and
                                                         investment counseling services       Director of 1740 Advisers, is
                  1740 Advisers, Inc. ("1740             since 1971. Total assets under       responsible for the day-to-day
                  Advisers")                             management for 1740 Advisers as      investment management of the
                  1740 Broadway                          of December 31, 1998, were           Fund and has more than 34 years'
                  New York, New York 10019               approximately $1.9 billion.          experience in the investment
                                                         Usual investment minimum: $20        industry.  He has served as
                                                         million.                             President of 1740 Advisers since
                                                                                              1974.
                  ------------------------------------------------------------------------------------------------------------------
                  Capital Appreciation Fund              PIC traces its origins to an         Jeffrey J. Miller is a Managing
                                                         investment partnership formed in     Director of PIC and is
                  Provident Investment Counsel, Inc.     1951.  As of December 31, 1998,      responsible for the day-to-day
                  ("PIC")                                total assets under management for    management of the Fund.  He has
                  300 North Lake Avenue Pasadena,        all clients were $20.4 billion.      more than 25 years' experience
                  California 91101                       Usual investment minimum: $5         in the investment industry.  He
                                                         million.                             has been Managing Director of
                                                                                              PIC since 1972.
                  ------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                  Name of Fund and Name and Address      The Fund Manager's Experience        Portfolio Managers
                  of Fund Manager
------------------------------------------------------------------------------------------------------------------------------------
                  Small Company Growth Fund              Witter has provided investment       William D. Witter, President of
                                                         counseling services since 1977.      Witter, and Paul B. Phillips,
                                                         As of  December 31, 1998, total      Managing Director, are
                  William D. Witter, Inc. ("Witter")     assets under management for all      responsible for the day-to-day
                  One Citicorp Center                    clients were $905 million.           management of the Fund.  They
                  153 East 53rd Street                   Usual investment minimum is $1       have more than 80 years'
                   New York, New York 10022              million.                             combined experience in the
                                                                                              investment industry.  Mr. Witter
                                                                                              and Mr. Phillips have been
                                                                                              employed in their present
                                                                                              positions by Witter since 1977
                                                                                              and 1996, respectively.  Mr.
                                                                                              Phillips previously served as
                                                                                              Senior Portfolio Manager at
                                                                                              Bankers Trust Company from 1986
                                                                                              to 1995.
------------------------------------------------------------------------------------------------------------------------------------
                  Small Company Value Fund               GAMCO's predecessor, Gabelli &       Mario J. Gabelli has served as
                                                         Company, Inc., was founded in        chief investment officer of
                  GAMCO Investors, Inc.                  1977. As of December 31, 1998,       Gabelli since inception in
                  ("GAMCO")                              total assets under management        1977 and is responsible for the
                  One Corporate Center                   for all clients were $7.2 billion.   day-to-day management of the
                  Rye, New York 10580                    Usual investment minimum is          Fund.  He has more than 28
                                                         $500,000.                            years' experience in the
                                                                                              investment industry.
------------------------------------------------------------------------------------------------------------------------------------
                  International Growth Fund              Vontobel has provided investment     Fabrizio Pierallini, Senior Vice
                                                         counseling since 1984. Vontobel's    President and Managing Director of
                  Vontobel USA Inc. "Vontobel"           assets under management for all      International Investments is
                  450 Park Avenue                        clients were $841 million as of      responsible for the day-to-day
                  New York, New York 10022               December 31, 1998. Usual             management of the Fund. Mr. Pierallini
                                                         investment minimum is $200,000.      has been employed by Vontobel since
                                                                                              1994. He previously served as a
                                                                                              portfolio manager for the Swiss Bank.
------------------------------------------------------------------------------------------------------------------------------------

                  ------------------------------------------------------------------------------------------------------------
                  Name of Fund and Name and Address      The Fund Manager's Experience        Portfolio Managers
                  of Fund Manager
                  ------------------------------------------------------------------------------------------------------------
                  Global Financial Services Fund         Sanford Bernstein was established    The day-to-day management of
                                                         in 1967 and as of Dec. 31, 1998,     this Fund is performed by
                  Sanford C. Bernstein & Co., Inc.       had $78.6 billion in assets          Sanford Bernstein's Policy
                  ("Sanford Bernstein")                  under management. Usual              Group, which is chaired by
                  767 Fifth Avenue                       investment minimum is $5 million.    Andrew S. Adelson, who has more
                  New York, New York                                                          than 20 years' experience in the
                  10153-0185                                                                  investment industry.
                  ------------------------------------------------------------------------------------------------------------
                  Government Securities Fund             The firm was founded in 1971 and     Philip A. Barach, Managing
                                                         as of Dec. 31, 1998, TCW and its     Director of TCW, and Jeffrey E.
                  TCW Funds Management, Inc.  ("TCW")    affiliated companies had             Gundlach, Managing Director, are
                  865 South Figueroa Street Suite        approximately $54.5 billion          responsible for the day-to-day
                  1800                                   under management or committed for    investment management of the
                  Los Angeles, California 90017          management in various fiduciary      Fund and have more than 35
                                                         advisory capacities. Usual           years' combined experience in
                                                         investment minimum: $35 million.     the investment industry.  They
                                                                                              have served as Managing
                                                                                              Directors since they joined TCW
                                                                                              in 1987 and 1985, respectively.
                  ------------------------------------------------------------------------------------------------------------
                  High-Yield Bond Fund                   Caywood-Scholl has provided          James Caywood, Managing Director
                                                         investment advice with respect to    and Chief Investment Officer of
                  Caywood-Scholl Capital Management      high-yield, low grade fixed income   Caywood-Scholl, is responsible
                  ("Caywood-Scholl")                     instruments since 1986.  As of       for the day-to-day management of
                   4350 Executive Drive, Suite 125       Dec. 31, 1998, assets under          the Fund.  He has more than 29
                  San Diego, California 92121            management for all clients           years' investment industry
                                                         approximated $973 million.           experience.  He joined Caywood-
                                                         Usual investment minimum: $1         Scholl in 1986 as Managing
                                                         million.                             Director and Chief Investment
                                                                                              Officer and has held those
                                                                                              positions since 1986.
                  ------------------------------------------------------------------------------------------------------------


                  ------------------------------------------------------------------------------------------------------------
                  Name of Fund and Name and Address      The Fund Manager's Experience        Portfolio Managers
                  of Fund Manager
                  ------------------------------------------------------------------------------------------------------------
                  Tax-Exempt Income Fund                  MBIA has provided investment        Robert M. Ohanesian, President
                                                          counseling services since 1987.     and Chief Investment Officer of
                  MBIA Capital Management Corp.           As of Dec. 31, 1998 assets under    MBIA, who has more than 25 years
                  ("MBIA")                                management for all clients          experience in the investment
                  113 King Street                         approximated $15 billion. Usual     industry, serves as portfolio
                  Armonk, New York 10504                  investment minimum: $10 million.    manager to the Fund.  Mr.
                                                                                              Ohanesian joined MBIA in 1994
                                                                                              and previously served as
                                                                                              Director of Investments for
                                                                                              Shields Asset Management from
                                                                                              1988 through 1993.
                  ------------------------------------------------------------------------------------------------------------
                  Managed Fund                            OpCap Advisors has provided         Richard J. Glasebrook II,
                                                          investment counseling services      Managing Director of Oppenheimer
                  OpCap Advisors                          since 1987.                         Capital is responsible for the
                  One World Financial Center              As of Dec. 31, 1998, Oppenheimer    day-to-day management of the
                  New York, New York 10281                Capital and its affiliates have     Fund.  He has more than 24
                                                          over $62 billion under              years' investment industry
                                                          management. Its usual investment    experience.   Mr. Glasebrook has
                                                          minimum is $20 million.             served as Managing Director of
                                                                                              Oppenheimer Capital since 1994
                                                                                              and immediately preceding served
                                                                                              as Senior Vice President.
                  ------------------------------------------------------------------------------------------------------------

Year 2000

      Many computer and computer-based systems cannot distinguish the year 2000 from the year 1900 because of the way they encode and calculate dates (commonly known as the "Year 2000 Issue"). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing and account services. As part of its operational responsibilities, the Advisor has reviewed each of its internal systems and has obtained assessments from each service provider, including Fund Managers, of Year 2000 issues which could potentially impact services to the Fund. The Advisor is unaware of any Year 2000 issues which remain unresolved or have been identified as unresolvable. In addition, the Advisor has established a timetable to periodically re-evaluate systems to ensure new issues or those which may not previously have been identified are addressed and resolved in an expeditious manner. The Advisor does not anticipate any material expenditures for monitoring Year 2000 issues. If the problem has not been fully addressed, however, the Funds could be negatively affected. The Year 2000 Issue could also have a negative impact on the companies in which the Funds invest, which could hurt the Funds' investment returns.

                              FINANCIAL HIGHLIGHTS

     The Financial Highlights tables for each Fund is intended to help you understand the Fund's financial performance for the past 5 years, or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions).

                              FINANCIAL HIGHLIGHTS

            (FOR A SHARE OUTSTANDING THROUGH THE PERIODS INDICATED)



                                                                             FOR THE PERIOD
                                    YEAR ENDED           YEAR ENDED         AUGUST 8 THROUGH
GROWTH FUND (CLASS Y)            DECEMBER 31, 1998    DECEMBER 31, 1997     DECEMBER 31, 1996
---------------------------------------------------------------------------------------------
Net asset value, beginning of
 period........................                            $ 13.12               $ 11.96
Net investment income (loss)...                              (0.02)                 0.00
Net realized and unrealized
 gains (losses) on
 investments...................                               4.27                  1.90
                                 ------------------------------------------------------------
Total from investment
 operations....................                              4.25                  1.90
                                 ------------------------------------------------------------
Dividends from net investment
 Income........................                               0.00                  0.00
Distributions from net realized
 Capital Gains.................                               0.35                  0.74
                                 ------------------------------------------------------------
Total distributions............                               0.35                  0.74
                                 ------------------------------------------------------------
Net asset value, end of
 period........................                            $ 17.02               $ 13.12
                                 ------------------------------------------------------------
Total return...................                              32.40%                15.91%(B)
Net assets end of period (in
 thousands)....................                            $44,596               $ 2,339
Ratio of expenses to average
 net assets....................                               0.97%(E)              1.10%(AE)
Ratio of expenses to average
 net assets (excluding
 waivers)......................                               0.97%(E)              1.10%(AE)
Ratio of net investment income
 (loss) to average net
 assets........................                              (0.10)%                0.04%(A)
Ratio of net investment income
 (loss) to average net assets
 (excluding waivers)...........                              (0.10)%                0.04%(A)
Portfolio turnover.............                              22.28%                29.90%(A)

                                                    FOR THE PERIOD                       YEAR ENDED SEPTEMBER 30,
GROWTH AND INCOME FUND              YEAR ENDED     OCTOBER 1 THROUGH    ----------------------------------------------------------
(CLASS Y)                       DECEMBER 31, 1998  DECEMBER 31, 1997     1997       1996       1995      1994      1993      1992
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
 period.......................                          $ 25.73         $ 20.11    $ 16.69    $12.72    $12.08    $10.98    $10.45
Net investment income
 (loss).......................                             0.06            0.35       0.21      0.13      0.15      0.18      0.23
Net realized and unrealized
 gains (losses) on
 investments..................                             0.02            6.18       3.45      4.22      0.74      1.84      0.60
                                --------------------------------------------------------------------------------------------------
Total from investment
 operations...................                             0.08            6.53       3.66      4.35      0.89      2.02      0.83
                                --------------------------------------------------------------------------------------------------
Dividends from net investment
 income.......................                             0.11            0.20       0.24      0.16      0.14      0.28      0.08
Distributions from net
 realized capital gains.......                             0.46            0.71       0.00      0.22      0.11      0.64      0.22
                                --------------------------------------------------------------------------------------------------
Total distributions...........                             0.57            0.91       0.24      0.38      0.25      0.92      0.30
                                --------------------------------------------------------------------------------------------------
Net asset value, end of
 period.......................                          $ 25.24         $ 25.73    $ 20.11    $16.69    $12.72    $12.08    $10.98
                                --------------------------------------------------------------------------------------------------
Total return..................                             0.31%(B)       33.55%     22.21%    35.24%     7.47%    19.39%     8.11%
Net assets end of period (in
 thousands)...................                          $15,542         $15,428    $ 8,865    $5,657    $3,639    $3,094    $1,049
Ratio of expenses to average
 net assets...................                             1.05%(A)        0.99%      0.97%     0.90%     0.90%     0.90%     0.90%
Ratio of expenses to average
 net assets (excluding
 waivers).....................                             1.68%(A)        2.20%      2.05%     2.20%     2.23%     3.33%     3.36%
Ratio of net investment income
 (loss) to average net
 assets.......................                             0.96%(A)        0.88%      1.23%     1.52%     1.17%     1.31%     1.86%
Ratio of net investment income
 (loss) to average net assets
 (excluding waivers)..........                             0.33%(A)       (0.33)%     0.15%     0.22%    (0.16)%   (1.12)%   (0.60)%
Portfolio turnover............                             1.46%(A)       15.69%     18.08%    25.49%     9.64%    21.79%    61.27%

                                  FOR THE PERIOD
GROWTH AND INCOME FUND            MAY 10 THROUGH
(CLASS Y)                       SEPTEMBER 30, 1991
------------------------------  ------------------
Net asset value, beginning of
 period.......................        $10.00
Net investment income
 (loss).......................          0.14
Net realized and unrealized
 gains (losses) on
 investments..................          0.31
Total from investment
 operations...................          0.45
Dividends from net investment
 income.......................          0.00
Distributions from net
 realized capital gains.......          0.00
Total distributions...........          0.00
Net asset value, end of
 period.......................        $10.45
Total return..................          4.50%(B)
Net assets end of period (in
 thousands)...................        $1,560
Ratio of expenses to average
 net assets...................          0.90%(A)
Ratio of expenses to average
 net assets (excluding
 waivers).....................          2.70%(A)
Ratio of net investment income
 (loss) to average net
 assets.......................          3.31%(A)
Ratio of net investment income
 (loss) to average net assets
 (excluding waivers)..........          1.51%(A)
Portfolio turnover............         12.49%

A Annualized
B Not Annualized
E Effective September 1, 1995, ratio includes expenses paid indirectly.

                      THE ENTERPRISE Group of Funds, Inc.

                                      FOR THE PERIOD
EQUITY INCOME FUND (CLASS Y)     1/22/98 THROUGH 12/31/98
---------------------------------------------------------
Net asset value, beginning of
 period........................

Net investment income (loss)...
Net realized and unrealized
 gains (losses) on
 investments...................

Total from investment
 operations....................

Dividends from net investment
 income........................
Distributions from net realized
 capital gains.................

Total distributions............

Net asset value, end of
 period........................

Total return...................
Net assets end of period (in
 thousands)....................
Ratio of expenses to average
 net assets....................
Ratio of expenses to average
 net assets (excluding
 waivers)......................
Ratio of net investment income
 (loss) to average net
 assets........................
Ratio of net investment income
 (loss) to average net assets
 (excluding waivers)...........
Portfolio turnover.............

                                     FOR THE PERIOD
CAPITAL APPRECIATION (CLASS Y)   5/14/98 THROUGH 12/31/98
---------------------------------------------------------
Net asset value, beginning of
 period........................

Net investment income (loss)...
Net realized and unrealized
 gains (losses) on
 investments...................

Total from investment
 operations....................

Dividends from net investment
 income........................
Distributions from net realized
 capital gains.................

Total distributions............

Net asset value, end of
 period........................

Total return...................
Net assets end of period (in
 thousands)....................
Ratio of expenses to average
 net assets....................
Ratio of expenses to average
 net assets (excluding
 waivers)......................
Ratio of net investment income
 (loss) to average net
 assets........................
Ratio of net investment income
 (loss) to average net assets
 (excluding waivers)...........
Portfolio turnover.............

                      THE ENTERPRISE Group of Funds, Inc.



                                              YEAR ENDED     FOR THE PERIOD        YEAR ENDED SEPTEMBER 30,
                                             DECEMBER 31,   OCTOBER 1 THROUGH    -----------------------------
SMALL COMPANY GROWTH FUND (CLASS Y)             1998        DECEMBER 31, 1997     1997       1996       1995
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.......    $                 $ 26.62         $ 25.08    $ 19.05    $ 14.01
Net investment income (loss)...............                         (.07)          (0.13)     (0.17)     (0.12)
Net realized and unrealized gains (losses)
 on investments............................                        (2.57)           3.73       7.62       5.49
                                             -----------------------------------------------------------------
Total from investment operations...........                        (2.64)           3.60       7.45       5.37
                                             -----------------------------------------------------------------
Dividends from net investment income.......                         0.00            0.00       0.00       0.00
Distributions from net realized capital
 gains.....................................                         0.55            2.06       1.42       0.33
Return of Capital..........................                         0.00            0.00       0.00       0.00
                                             -----------------------------------------------------------------
Total distributions........................    $                    0.55            2.06       1.42       0.33
                                             -----------------------------------------------------------------
Net asset value, end of period.............    $                 $ 23.43         $ 26.62    $ 25.08    $ 19.05
                                             -----------------------------------------------------------------
Total return...............................                        (9.92)%(B)      16.24%     42.07%     39.20%
Net assets end of period (in thousands)....    $                 $13,540         $15,355    $ 6,609    $ 2,950
Ratio of expenses to average net assets....                         1.40%(A)        1.84%      1.96%      1.85%
Ratio of expenses to average net assets
 (excluding waivers).......................                         1.96%(A)        3.08%      3.46%      5.15%
Ratio of net investment income (loss) to
 average net assets........................                        (1.12)%(A)      (1.30)%    (1.43)%    (1.33)%
Ratio of net investment income (loss) to
 average net assets (excluding waivers)....                        (1.68)%(A)      (2.54)%    (2.93)%    (4.63)%
Portfolio turnover.........................                        23.68%         157.51%     77.94%     84.05%


                                                                               FOR THE PERIOD
                                               YEAR ENDED SEPTEMBER 30,        MAY 10 THROUGH
                                             -----------------------------      SEPTEMBER 30,
SMALL COMPANY GROWTH FUND (CLASS Y)           1994       1993       1992            1991
-------------------------------------------  --------------------------------------------------
Net asset value, beginning of period.......  $ 14.74    $ 11.83    $ 10.54         $ 10.00
Net investment income (loss)...............    (0.04)     (0.13)     (0.17)          (0.02)
Net realized and unrealized gains (losses)
 on investments............................     1.58       4.36       1.49            0.56
Total from investment operations...........     1.54       4.23       1.32            0.54
Dividends from net investment income.......     0.00       0.11       0.00            0.00
Distributions from net realized capital
 gains.....................................     2.27       1.21       0.01            0.00
Return of Capital..........................     0.00       0.00       0.02            0.00
Total distributions........................     2.27       1.32       0.03            0.00
Net asset value, end of period.............  $ 14.01    $ 14.74    $ 11.83         $ 10.54
Total return...............................    11.89%     38.05%     13.80%           5.40%(B)
Net assets end of period (in thousands)....  $ 1,825    $ 1,352    $   684         $   602
Ratio of expenses to average net assets....     1.85%      1.85%      1.86%           1.85%(A)
Ratio of expenses to average net assets
 (excluding waivers).......................     6.16%      8.06%      9.76%           2.70%(A)
Ratio of net investment income (loss) to
 average net assets........................    (1.37)%    (1.34)%    (1.10)%         (0.46)%(A)
Ratio of net investment income (loss) to
 average net assets (excluding waivers)....    (5.68)%    (7.55)%    (9.00)%         (1.31)%(A)
Portfolio turnover.........................    72.59%    144.49%    138.46%          25.38%



                                         YEAR ENDED      YEAR ENDED DECEMBER 31,       FOR THE PERIOD
                                        DECEMBER 31,    --------------------------     MAY 25 THROUGH
SMALL COMPANY VALUE FUND (CLASS Y)          1998         1997               1996      DECEMBER 31, 1995
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...    $            $  5.77            $  5.43         $  5.37
Net investment income (loss)...........                    1.45               0.01            0.04
Net realized and unrealized
 gains(losses) on investments..........                    1.12               0.63            0.26
                                         --------------------------------------------------------------
Total from investment operations.......                    2.57               0.64            0.30
                                         --------------------------------------------------------------
Dividends from net investment income...                    0.00               0.00            0.04
Distributions from net realized capital
 gains.................................                    0.53               0.30            0.20
                                         --------------------------------------------------------------
Total distributions....................                    0.53               0.30            0.24
                                         --------------------------------------------------------------
Net asset value, end of period.........    $            $  7.81            $  5.77         $  5.43
                                         --------------------------------------------------------------
Total return...........................                   44.53%             11.83%           5.55%(B)
Net assets end of period (in
 thousands)............................    $            $   119            $ 1,926         $ 2,832
Ratio of expenses to average net
 assets................................                    1.30%              1.30%           1.30%(A)
Ratio of expenses to average net assets
 (excluding waivers)...................                    1.85%              1.92%           1.81%(A)
Ratio of net investment income (loss)
 to average net assets.................                    2.74%              0.35%           0.18%(A)
Ratio of net investment income (loss)
 to average net assets (excluding
 waivers)..............................                    2.19%             (0.27)%         (0.33)%(A)
Portfolio turnover.....................                   62.51%            143.58%          36.50%(A)



                                          YEAR ENDED     YEAR ENDED DECEMBER 31,      FOR THE PERIOD
                                         DECEMBER 31,   --------------------------    JULY 5 THROUGH
  INTERNATIONAL GROWTH FUND (CLASS Y)       1998         1997               1996     DECEMBER 31, 1995
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period...    $            $ 17.10            $ 16.07        $14.93
Net investment income (loss)...........                    0.17               0.14          0.02
Net realized and unrealized
 gains(losses) on investments..........                    0.72               1.92          2.02
                                         -------------------------------------------------------------
Total from investment operations.......                    0.89               2.06          2.04
                                         -------------------------------------------------------------
Dividends from net investment income...                    0.15               0.16          0.14
Distributions from net realized capital
 gains.................................                    1.13               0.87          0.76
                                         -------------------------------------------------------------
Total distributions....................                    1.28               1.03          0.90
                                         -------------------------------------------------------------
Net asset value, end of period.........    $            $ 16.71            $ 17.10        $16.07
                                         -------------------------------------------------------------
Total return...........................                    5.21%             12.86%        13.65%(B)
Net assets end of period (in
 thousands)............................    $            $10,986            $ 8,828        $3,109
Ratio of expenses to average net
 assets................................                    1.55%              1.55%         1.55%(A)
Ratio of expenses to average net assets
 (excluding waivers)...................                    1.66%              1.75%         1.75%(A)
Ratio of net investment income (loss)
 to average net assets.................                    0.95%              1.03%         0.26%(A)
Ratio of net investment income (loss)
 to average net assets (excluding
 waivers)..............................                    0.84%              0.84%         0.05%(A)
Portfolio turnover.....................                   27.08%             23.79%        31.10%(A)

                      THE ENTERPRISE Group of Funds, Inc.

                                                                                  FOR THE PERIOD
                                                                  YEAR ENDED      JULY 17 THROUGH
GOVERNMENT SECURITIES FUND (CLASS Y)                          DECEMBER 31, 1998  DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................                          $11.87
Net investment income (loss)................................                            0.35
Net realized and unrealized gains(losses) on investments....                            0.15
                                                                                  ----------------
Total from investment operations............................                            0.50
                                                                                  ----------------
Dividends from net investment income........................                            0.35
Distributions from net realized capital gains...............                            0.00
                                                                                  ----------------
Total distributions.........................................                            0.35

Net asset value, end of period..............................                          $12.02
                                                                                  ----------------
Total return................................................                            4.02%(B)
Net assets end of period (in thousands).....................                          $7,569
Ratio of expenses to average net assets.....................                            0.85%(A)
Ratio of expenses to average net assets (excluding
 waivers)...................................................                            1.02%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................                            6.40%(A)
Ratio of net investment income (loss) to average net assets
 (excluding waivers)                                                                    6.23%(A)
Portfolio turnover..........................................                            9.61%(A)

                                                                                  FOR THE PERIOD
                                                                 YEAR ENDED       JULY 25 THROUGH
HIGH-YIELD BOND FUND (CLASS Y)                               DECEMBER 31, 1998   DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................                          $12.17
Net investment income (loss)................................                            0.67
Net realized and unrealized gains (losses) on investments...                            0.18
                                                                                  ----------------
Total from investment operations............................                            0.85
                                                                                  ----------------
Dividends from net investment income........................                            0.67
Distributions from net realized capital gains...............                            0.00
                                                                                  ----------------
Total distributions.........................................                            0.67
                                                                                  ----------------
Net asset value, end of period..............................                          $12.35
                                                                                  ----------------
Total return................................................                            5.24%(B)
Net assets end of period (in thousands).....................                          $  809
Ratio of expenses to average net assets.....................                            0.85%(A)
Ratio of expenses to average net assets (excluding
 waivers)...................................................                            1.02%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................                            8.26%(A)
Ratio of net investment income (loss) to average net assets
 (excluding waivers)........................................                            8.09%(A)
Portfolio turnover..........................................                          175.38%(A)

                                                                                    YEAR ENDED
                                                                                   DECEMBER 31,       FOR THE PERIOD
                                                                  YEAR ENDED     -----------------    7/5/95 THROUGH
MANAGED FUND (CLASS Y)                                       DECEMBER 31, 1998      1997      1996         12/31/95
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................                     $  7.98   $  6.70        $  6.17
Net investment income (loss)................................                        0.08      0.09           0.03
Net realized and unrealized gains (losses) on investments...                        1.64      1.42           0.57
                                                                                --------------------------------------
Total from investment operations............................                        1.72      1.51           0.60
                                                                                --------------------------------------
Dividends from net investment income........................                        0.07      0.09           0.04
Distributions from net realized capital gains...............                        0.36      0.14           0.03
                                                                                --------------------------------------
Total distributions.........................................                        0.43      0.23           0.07
                                                                                --------------------------------------
Net asset value, end of period..............................                     $  9.27   $  7.98        $  6.70
                                                                                --------------------------------------
Total return................................................                       21.60%    22.63%          9.80%(B)
Net assets end of period (in thousands).....................                     $80,879   $57,794        $26,664
Ratio of expenses to average net assets.....................                        1.04%     1.12%          1.30%(A)
Ratio of expenses to average net assets (excluding
 waivers)...................................................                        1.04%     1.12%          1.41%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................                        0.92%     1.57%          1.39%(A)
Ratio of net investment income (loss) to average net assets
 (excluding waivers)........................................                        0.92%     1.57%          1.28%(A)
Portfolio turnover..........................................                       28.17%    33.21%         26.40%(A)

                      THE ENTERPRISE Group of Funds, Inc.

                                                                                  FOR THE PERIOD
                                                                 YEAR ENDED       JULY 17 THROUGH
MONEY MARKET FUND (CLASS Y)                                  DECEMBER 31, 1998   DECEMBER 31, 1997
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period........................                          $ 1.00
Net investment income (loss)................................                            0.02
Net realized and unrealized gains (losses) on investments...                            0.00
                                                              ------------------------------------
Total from investment operations............................                            0.02
                                                              ------------------------------------
Dividends from net investment income........................                            0.02
Distributions from net realized capital gains...............                            0.00
                                                              ------------------------------------
Total distributions.........................................                            0.02
                                                              ------------------------------------
Net asset value, end of period..............................                          $ 1.00
                                                              ------------------------------------
Total return................................................                        2.31%(B)
Net assets end of period (in thousands).....................                          $2,700
Ratio of expenses to average net assets.....................                        0.70%(A)
Ratio of expenses to average net assets (excluding
 waivers)...................................................                        0.95%(A)
Ratio of net investment income (loss) to average net
 assets.....................................................                        4.96%(A)
Ratio of net investment income (loss) to average net assets
 (excluding waivers)........................................                        4.71%(A)

                      THE ENTERPRISE Group of Funds, Inc.

                         THE ENTERPRISE GROUP OF FUNDS


                               Investment Advisor
                      Enterprise Capital Management, Inc.
                            Atlanta Financial Center
                           3343 Peachtree Road, N.E.
                                   Suite 450
                             Atlanta, GA 30326-1022


                                  Distributor
                       Enterprise Fund Distributors, Inc.
                            Atlanta Financial Center
                           3343 Peachtree Road, N.E.
                                   Suite 450
                             Atlanta, GA 30326-1022
                            Telephone: 800-432-4320


                                   Custodian
                      State Street Bank and Trust Company
                                   Boston, MA


                                 Transfer Agent
                     National Financial Data Services, Inc.
                               330 W. 9th Street
                             Kansas City, MO 64105
                            Telephone: 800-368-3527


                            Independent Accountants
                           PricewaterhouseCoopers LLP
                                  Atlanta, GA




                     Member - Investment Company Institute

                              (OUTSIDE BACK COVER)

FOR MORE INFORMATION

         The following documents contain more information about the Funds and are available free of charge upon request:

                          ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Fund's performance during the last fiscal year.

                          STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Funds' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

         You may obtain copies of these documents or ask questions about the Funds by contacting:

                          Enterprise Group of Funds, Inc.
                          Atlanta Financial Center
                          3343 Peachtree Road, N.E., Suite 450
                          Atlanta, Georgia 30326
                          1-800-368-3527

         or by calling your broker or financial advisor.

         Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (800) SEC-0330 for information on the operation of the Public Reference Room. Information about the Funds is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009. You also may obtain additional information about the Funds by visiting the Enterprise Group of Funds, Inc.'s website (www.enterprisefunds.com) and 24-hour Shareholder Information by calling 1-800-821-9540.

         You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

                                [GRAPHIC OMITTED]

                            Atlanta Financial Center
                         3343 Peachtree Road, Suite 450
                           Atlanta, Georgia 30326-1022

                       STATEMENT OF ADDITIONAL INFORMATION

EQUITY FUNDS:

         Growth Fund
         Growth and Income Fund
         Equity Fund
         Equity Income Fund
         Capital Appreciation Fund
         Small Company Growth Fund
         Small Company Value Fund
         International Growth Fund
         Global Financial Services Fund

INCOME FUNDS:

         Government Securities Fund
         High-Yield Bond Fund
         Tax-Exempt Income Fund

FLEXIBLE FUND:

         Managed Fund

MONEY MARKET FUND:

         Money Market Fund

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Enterprise Group of Funds, Inc. (the "Corporation") Prospectus dated May 3, 1999, which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by writing to the Corporation at 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326, or by calling the Corporation at the following numbers:

                       1-800-432-4320
                       1-800-368-3527 (SHAREHOLDER SERVICES)

         The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus.

         The date of this Statement of Additional Information is May 3, 1999.

                                TABLE OF CONTENTS

                                                                                                           Page No.
General Information and History...................................................................................1

Investment Objectives and Policies................................................................................1

Certain Investment Securities, Techniques and Associated Risks...................................................12

Investment Restrictions..........................................................................................22

Portfolio Turnover...............................................................................................25

Management of the Corporation....................................................................................26

Investment Advisory and Other Services ..........................................................................29
         Investment Advisory Agreement...........................................................................29
         Fund Manager Arrangements...............................................................................31
         Distributor's Agreements And Plans Of Distribution......................................................35
         Miscellaneous...........................................................................................37

Purchase, Redemption and Pricing of Securities Being Offered.....................................................37
         Initial Sales Charge Waivers and Reductions.............................................................38
         Exemptions from Class A, B and C CDSC...................................................................38
         CDSC Waivers and Reductions.............................................................................39
         Services For Investors..................................................................................40
         Conversion of Class B shares............................................................................42
         Exchange Privilege......................................................................................42
         Redemptions In Kind.....................................................................................43
         Determination Of Net Asset Value........................................................................43

Fund Transactions and Brokerage..................................................................................49

Performance Comparisons..........................................................................................52

Taxes............................................................................................................55

Dividends and Distributions......................................................................................58

Additional Information...........................................................................................59

Custodian, Transfer and Dividend Disbursing Agent................................................................60

Independent Accountants..........................................................................................61

Financial Statements.............................................................................................61

Appendix A.......................................................................................................62

Appendix B.......................................................................................................64

                         GENERAL INFORMATION AND HISTORY

         The Enterprise Group of Funds, Inc. (the "Corporation"), an open-end management investment company, was incorporated in Maryland on January 2, 1968, as Alpha Fund, Inc. On September 14, 1987, the Corporation's name was changed to The Enterprise Group of Funds, Inc. and the Corporation's common stock was divided into nine classes, each of which representing shares of a separate fund of the Corporation (each a "Fund," and collectively the "Funds"). Effective May 1, 1990, the Corporation added its Money Market Fund. Effective October 1, 1993, the Corporation added its Small Company Value Fund and effective October 3, 1994, the Corporation added its Managed Fund. Effective May 1, 1995, the Corporation added Class B and Class Y Shares. Effective May 1, 1997, the Corporation added Class C Shares and the Equity, Growth and Income and Small Company Growth Funds. Effective October 1, 1998, the Corporation added its Global Financial Services Fund. Each Fund is diversified, as that term is defined in the Investment Company of 1940.

                       INVESTMENT OBJECTIVES AND POLICIES

         The following information is provided for those investors wishing to have more comprehensive information than that contained in the Prospectus. The investment objectives of each Fund may not be changed without approval of a majority of the outstanding voting securities of that Fund.

Equity Funds

         Under normal market conditions, at least 65% of the net asset value of the nine Equity Funds will be invested in common equity securities. The remainder of the Equity Funds' assets may be invested in repurchase agreements, bankers acceptances, bank certificates of deposit, commercial paper and similar money market instruments, convertible bonds, convertible preferred stock, preferred stock, corporate bonds, U.S. Treasuries, notes and bonds, American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), rights and warrants.

         The Growth, Growth and Income, Equity, Equity Income, Capital Appreciation, Global Financial Services, Small Company Growth and Small Company Value Funds invest in securities that are traded on national securities exchanges and in the over-the-counter market. Each of these Funds, except the Global Financial Services Fund, may invest up to 20% of its assets in foreign securities provided they are listed on a domestic or foreign securities exchange or are represented by ADRs. The Global Financial Services Fund may invest over 50% of its assets in foreign securities. No Fund may invest more than 10% of its net assets in illiquid, including restricted, securities. As noted below, the International Growth Fund invests principally in the securities of foreign issuers listed on recognized foreign exchanges, but may also invest in securities traded on the over-the-counter market.

         Growth Fund. The objective of the Growth Fund is appreciation of capital primarily through investments in common stocks. The Fund's common stock selection emphasizes those companies having growth characteristics, but the Fund's investment policy recognizes that securities of other companies may be attractive for capital appreciation purposes by virtue of special developments or depression in price believed to be temporary. The potential for appreciation of capital is the basis for investment decisions; any income is incidental.

         Growth and Income Fund. The objective of the Growth and Income Fund is total return through capital appreciation with income as a secondary consideration. The Fund will invest in securities of companies which the Fund Manager believes to be financially sound and will consider such factors as the sales, growth and profitability prospects for the economic sector and markets in which the company operates and for the services of products it provides; the financial condition of the company; its ability to meet its liabilities and to provide income in the form of dividends; the prevailing price of the security; how that price compares to historical price levels of the security, to current price levels in the general market, and to the prices of competing companies; projected earnings estimates and earnings growth rate of the company, and the relation of those figures to the current price. The securities held in the Growth and Income Fund will generally reflect the price volatility of the broad equity market (i.e., the S&P 500 Composite Stock Price Index).

         Equity Fund. The investment objective of the Equity Fund is long-term capital appreciation through investment in securities (primarily equity securities) of companies that are believed by the Fund Manager to be undervalued in the marketplace in relation to factors such as the companies' assets or earnings. It is the Fund Manager's intention to invest in securities of companies which in the Fund Manager's opinion possess one or more of the following characteristics: undervalued assets, valuable consumer or commercial franchises, securities valuation below peer companies, substantial and growing cash flow and/or a favorable price to book value relationship. Investment policies aimed at achieving the Fund's objective are set in a flexible framework of securities selection which primarily includes equity securities, such as common stocks, preferred stocks, convertible securities, rights and warrants in proportions which vary from time to time. Under normal circumstances at least 65% of the Fund's assets will be invested in equity securities. The Fund will invest primarily in stocks listed on the New York Stock Exchange. In addition, it may also purchase securities listed on other domestic securities exchanges, securities traded in the domestic over-the-counter market and foreign securities provided that they are listed on a domestic or foreign securities exchange or represented by ADRs listed on a domestic securities exchange or traded in the United States over-the-counter market.

         Equity Income Fund. The objective of the Equity Income Fund is a combination of growth and income to achieve an above-average and consistent total return, primarily from investments in dividend-paying common stocks. Under normal circumstances, at least 65% of the Fund's total assets will be invested in income-producing equity securities.

         The Fund's principal criterion in stock selection is above-average yield, and it uses this criterion as a discipline to enhance stability and reduce market risk. Subject to this primary criterion, the Fund invests in stocks that have relatively low price to earnings ratios or relatively low price to book value ratios.

         Capital Appreciation Fund. The objective of the Capital Appreciation Fund is maximum capital appreciation, primarily through investments in common stocks of companies that demonstrate accelerating earnings momentum and consistently strong financial characteristics.

         The Fund invests primarily in common stocks of companies which meet the Fund Manager's criteria of: (a) steadily increasing earnings; and (b) a three-year average performance record of sales, earnings, dividend growth, pretax margins, return on equity and reinvestment rate at an aggregate average of 1.5 times the average performance of the Standard & Poor's 500 common stocks ("S&P 500") for the same period. The Fund attempts to invest in a range of small, medium and large companies designed to achieve an average capitalization of the companies in which it invests that is less than the average capitalization of the S&P 500. The potential for maximum capital appreciation is the basis for investment decisions; any income is incidental.

         Small Company Growth Fund. The Small Company Growth Fund seeks to achieve its objective of capital appreciation by investing primarily in common stocks of small companies with strong earnings growth and potential for significant capital appreciation. Under normal market conditions, the Fund will have at least 65% of its total assets in small capitalization stocks (market capitalization of up to $1 billion) and generally that percentage will be considerably higher. The Fund reserves the right to have some of its assets in the equities of companies with over $1 billion in market capitalization. These holdings may be equities that have appreciated since original purchase or equities of companies with a market capitalization in excess of $1 billion at the time of purchase. The Fund will normally be as fully invested as practicable in common stocks, but also may invest up to 5% of its assets in warrants and rights to purchase common stocks.

         In pursuing its objective, the Fund Manager will seek out the stocks of small companies that are expected to have above average growth in earnings and are reasonably valued. The Fund Manager uses a disciplined approach in evaluating growth companies. It relates the expected growth rate in earnings to the price-earnings ratio of the stock. Generally, the Fund Manager will not buy a stock if the price-earnings ratio exceeds the growth rate. By using this valuation parameter, the Fund Manager believes it moderates some of the inherent volatility in the small-capitalization sector of the market. Securities will be sold when the Fund Manager believes the stock price exceeds the valuation criteria, or when the stock appreciates to a point where it is substantially overweighted in the portfolio, or when the company no longer meets expectations. The Fund Manager's goal is to hold a stock for a minimum of one year but this may not always be feasible and there may be times when short-term gains or losses will be realized.

         Small Company Value Fund. The objective of the Small Company Value Fund is maximum capital appreciation, primarily through investment of at least 65% of Fund assets in the common equity securities of companies (based on the total outstanding common shares at the time of investment) which have a market capitalization of up to $1 billion.

         The Fund intends to invest the remaining 35% of its total assets in the same manner but reserves the right to use some or all of the 35% to invest in equity securities of companies (based on the total outstanding common shares at the time of investment) which have a market capitalization of more than $1 billion.

         In pursuing its objective, the Fund's strategy will be to invest in stocks of companies with value that may not be fully reflected by current stock price. Since small companies tend to be less actively followed by stock analysts, the market may overlook favorable trends and then adjust its valuation more quickly once investor interest has surfaced. The Fund Manager uses a number of proprietary research techniques in various sectors to seek out companies in the public market that are selling at a discount to what the Fund Manager terms the private market value (PMV) of the companies. The Fund Manager then determines whether there is an emerging catalyst that will focus investor attention on the underlying assets of the company. Smaller companies may be subject to a valuation catalyst such as increased investor attention, takeover efforts or a change in management.

         International Growth Fund. The objective of the International Growth Fund is capital appreciation, primarily through a diversified Fund of non-U.S. equity securities.

         It is a fundamental policy of the Fund that it will invest at least 80% of the value of its assets (except when maintaining a temporary defensive position) in equity securities of companies domiciled outside the United States. That portion of the Fund not invested in equity securities is, in normal circumstances, invested in U.S. and foreign government securities, high-grade commercial paper, certificates of deposit, foreign currency, bankers acceptances, cash and cash equivalents, time deposits, repurchase agreements and similar money market instruments, both foreign and domestic. The Fund may invest in convertible debt securities of foreign issuers which are convertible into equity securities at such time as a market for equity securities is established in the country involved.

The International Growth Fund will invest primarily in equity securities, which may achieve capital appreciation by selecting companies with superior potential based on a series of macro and micro analyses. The International Growth Fund may select its investments from companies which are listed on a securities exchange or from companies whose securities have an established over-the-counter market, and may make limited investments in "thinly traded" securities.

The International Growth Fund will have at least 65% of its assets invested in European and Pacific Basin equity securities. The International Growth Fund intends to broadly diversify investments among countries and normally to have represented in the portfolio business activities of not less than three different countries. The selection of the securities in which the International Growth Fund will invest will not be limited to companies of any particular size, and will be based only upon the expected contribution such security will make to its investment objective.

Using an approach that involves top-down country allocation combined with bottom-up stock selection, the Fund Manager will seek to identify countries where economic and political factors are likely to provide above-average returns, and companies in such countries that are best positioned in their respective industries and are attractively valued. In this regard the Fund Manager will allocate the assets of the International Growth Fund principally between the European and Pacific regions. The International Growth Fund will invest most of its assets in equity securities of countries which are generally considered to have developed markets, such as the United Kingdom, Germany, France, the Netherlands, Switzerland, Norway, Spain, Japan, Hong Kong, Australia, and Singapore.

The Fund Manager's approach is governed by its belief that the principal factors affecting an equity market's return are, on a country allocation basis, the proportion of liquidity in the economy, and, on a stock selection basis, consistent profit growth, a strong balance sheet and high returns on employed capital and, in addition, that the effect of currency fluctuations on portfolio returns can be reduced through a systematic hedging strategy.

For its country allocation, the Fund Manager analyzes approximately 35 international growth markets, which include the 20 markets currently comprised in Morgan Stanley Capital International's Europe, Australia, and Far East Index ("EAFE"). The Fund Manager also gives consideration to such factors as market liquidity, accessibility to foreign investors, regulatory protection of shareholders, accounting and disclosure standards, and transferability of funds and foreign exchange controls, if any.

Each factor is assigned a numerical value based on a scale determined by the historic ranges. Based on the arithmetical sum of all such values, an attractiveness ranking for each country in the Fund Manager's universe is produced on a quarterly basis. The use of three different sets of variables in combination results in a higher degree of predictability of the valuation model's output. Generally, the factors are equally weighted. In a few instances a double weight is assigned if the predictive power of a particular factor has historically been very high, like yield curve analysis, which is relevant in all markets.

         The valuation model's total return expectations provide a relative ranking in descending order of attractiveness of all countries in the Fund Manager's universe. It is not the Fund Manager's approach to make country "bets" by, for example, significantly overweighting those countries showing the highest expected return based on the output of the Fund Manager's valuation model. Rather, the Fund Manager normalizes the distribution of country weights through the use of proprietary risk-variance matrix that establishes for each market a minimum/maximum weight relative to the benchmark (EAFE). Since the Fund Manager's country allocation valuation model cannot take into account exogenous events impacting country stock market returns such as political events, social unrest and currency turmoil, this matrix serves for risk control purposes.

         Before a decision is made to increase or lower a country weight based on the quantitative output of the valuation model, the Fund Manager reviews the country's fundamental economic data that are not part of the country screening process as well as its political situation. This systematic qualitative analysis focuses on such macroeconomic data as GDP growth, external trade balances, current account and balance of payments, external debt position and debt service ratios, foreign reserve position, ability to finance deficits in external accounts, fiscal and exchange rate policies, private and public savings rates, as well as inflationary trends.

         The Fund Manager believes this approach to be more useful than a rigid discipline that ties the magnitude and timing of shifts in country weights directly to changes in the expected returns for each country produced by the Fund Manager's valuation model since the Fund Manager does not employ portfolio optimization techniques.

         The Fund Manager's stock selection process begins by screening a universe of approximately 3000 stocks in a market capitalization range from approximately $500 million to approximately $100 billion. The Fund Manager's screens are designed to be representative of each market and generally cover a broad cross-section of companies which together account for about 70% of total market capitalization. The Fund Manager's approach is to look at companies whose growth factors can be measured and compared. The Fund Manager's data series focus on low price to sales ratios, consistent earnings growth, consistent operating margins, high returns on equity relative to price to cash flow, and healthy debt ratios. The Fund Manager defines cash flow as recurrent net profit plus depreciation. Furthermore, the Fund Manager analyzes the share price in relation to earnings before interest, taxes, depreciation and amortization, and looks at the underlying trend of cash and retained earnings. The screens, comprising multiple valuation ratios, are used to ensure rigor and consistency in the Fund Manager's bottom-up research.

         The Fund Manager supplements the above quantitative screening process by an analysis of certain qualitative criteria, one of the most important of which is to identify strong, stable and reliable management that maintains a company's market position through consistent unit volume growth and gains in market share rather than a reliance on price increases, exercises tight financial control and fosters a culture of market responsiveness.

         Based on the Fund Manager's ranking of approximately 3000 stocks in about 35 different international equity markets, the Fund Manager usually selects names which appear in the top third of the quantitative screens for each country. Based on the screening factors, these stocks typically show low historical deviations of annual earnings, high returns on equity and low debt levels. Position size at purchase ranges about 0.7% to 1% of total portfolio assets.

         Within this range position size varies in proportion to the market capitalization of the company within a given country's stock market. The Fund Manager normally allows positions to reach a maximum of approximately 5% of total assets.

         Shifts in country weight are the principal cause for selling stocks. Stocks are sold if a country's maximum weight-basis on the risk-variance matrix has been exceeded. The Fund Manager may trim or sell positions if a name drops from the top third of its quantitative screens due to price appreciation or if a company's fundamentals have deteriorated.

         Within each country, no conscious sector allocation decision is made. Sector allocation is the result of the stock selection within each country.


         The Global Financial Services Fund invests almost exclusively in financial services stocks with average holdings of between 55 and 75 stocks. In addition, the Fund primarily invests in U.S. financial services companies. Other countries eligible for inclusion into this service will be limited to the developed market as represented by the MSCI EAFE Index with Canada. The Fund Manager will not make investments in emerging markets. The Fund is broadly diversified geographically, typically with holdings in ten or more foreign countries. The vast majority of the investments are made in common and preferred stocks with a fully invested posture being the norm. Individual security positions are controlled so that no single holding will dominate the portfolio.

         The Fund Manager employs a centralized investment approach in all portfolios. The Global Investment Policy Group uses its many years of experience and market memory to review analysts' latest research findings and forecasts. The group integrates the work of analysts, economists and the quantitative group, systematically applying valuation and portfolio construction processes to select securities. The portfolio managers then apply the Investment Policy Group's decisions, deviating only to conform to Fund objectives.

         The Fund Manager employs 129 analysts who take an intensive, long-term approach to forecasting earnings power and growth. Organized in global industry teams so that they can discern companies' strategies, cost pressures and competition in a global context, the Fund Manager's analysts are centrally located so that the senior professionals can control the quality of their findings.

Income Funds

         Investors should refer to Appendix A to this Statement of Additional Information for a description of the Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings mentioned below.

         Government Securities Fund. The objective of the Government Securities Fund is current income and safety of principal primarily from securities that are obligations of the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities").

         It is a fundamental policy of the Fund that under normal conditions at least 80% of the value of its net assets will be invested in U.S. Government Securities. As an operating policy, at least 65% of total assets will be invested in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities are generally considered to be of the same or higher credit quality as privately issued securities rated Aaa by Moody's or AAA by S&P.

         U.S. Government Securities consist of direct obligations of the U.S. Treasury (such as treasury bills, treasury notes and treasury bonds) and securities issued or guaranteed by agencies and instrumentalities of the United States Government. Those securities issued by agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. Examples of full faith and credit securities are securities issued by the Government National Mortgage Association ("GNMA Certificates"). Examples of agencies or instrumentalities whose securities are not backed by the full faith and credit of the United States are the Federal Farm Credit System, the Federal Home Loan Banks, the Tennessee Valley Authority, the United States Postal Service and the Export-Import Bank. The Fund will choose among these categories in order to achieve the highest level of current income and safety of principal.

         The remainder of the Fund's assets may be invested in repurchase agreements, bankers acceptances, bank certificates of deposit, commercial paper and similar money market instruments, corporate bonds and other mortgage-related securities (including collateralized mortgage obligations or "CMOs") rated Aaa by Moody's or AAA by S&P at the time of the investment or determined by the Fund Manager to be of comparable credit quality at the time of investment to such rated securities. In making such investments, the Fund Manager seeks income but gives careful attention to security of principal and considers such factors as marketability and diversification. For a discussion of CMOs and related risks, see "Certain Investment Techniques and Associated Risks in this Statement of Additional Information."

         As described in "Certain Investment Techniques and Associated Risks," the Fund may write and sell covered call option contracts on securities that it owns (in an effort to enhance income through hedging and other investment techniques) to the extent of 20% of the value of its net assets at the time such option contracts are written.

         High-Yield Bond Fund. The objective of the High-Yield Bond Fund is maximum current income, primarily from debt securities that are rated Ba or lower by Moody's or BB or lower by S&P.

         It is a fundamental policy of the Fund that under normal circumstances it will invest at least 80% of the value of its total net assets (at least 65% of gross assets) in high-yielding, income-producing corporate bonds that are rated below investment grade and rated B3 or better by Moody's or B- or better by S&P. The corporate bonds in which the Fund invests are high-yielding but normally carry a greater credit risk than bonds with higher ratings. In addition, such bonds, commonly referred to as "junk bonds," may involve greater volatility of price than higher-rated bonds. For a discussion of high-yield securities and related risks, see "Certain Investment Techniques and Associated Risks."

         The Fund's investments are selected by the Fund Manager after careful examination of the economic outlook to determine those industries that appear favorable for investments. Industries going through a perceived decline generally are not candidates for selection. After the industries are selected, bonds of issuers within those industries are selected based on their creditworthiness, their yields in relation to their credit and the relative strength of their common stock prices. Companies near or in bankruptcy are not considered for investment. The Fund does not purchase bonds which are rated Ca or lower by Moody's or CC or lower by S&P or which, if unrated, in the judgment of the Fund Manager have characteristics of such lower-grade bonds. Should an investment purchased with the above-described credit quality requisites be downgraded to Ca or lower or CC or lower, the Fund Manager shall have discretion to hold or liquidate the security.

         Subject to the restrictions described above, under normal circumstances, up to 20% of the Fund's assets may include: (1) bonds rated Caa by Moody's or CCC by S&P; (2) unrated debt securities which, in the judgment of the Fund Manager have characteristics similar to those described above; (3) convertible debt securities; (4) puts, calls and futures as hedging devices;

(5) foreign issuer debt securities; and (6) short-term money market instruments, including certificates of deposit, commercial paper, U.S. Government Securities and other income-producing cash equivalents. For a discussion of puts, calls, and futures and their related risks, see "Certain Investment Techniques and Associated Risks."

         Tax-Exempt Income Fund. The objective of the Tax-Exempt Income Fund is a high level of current income not includable in gross income for federal income tax purposes, with consideration given to preservation of principal, primarily from investments in a diversified portfolio of long-term investment grade municipal bonds.

         It is a fundamental policy of the Fund that under normal circumstances it will invest at least 80% of its net assets in investment grade "Municipal Securities" (or futures contracts or options on futures with respect thereto) which, at the time of investment, are investment grade or in Municipal Securities which are not rated if, based upon credit analysis by the Fund Manager, it is believed that such securities are of comparable quality to such rated bonds. Municipal Securities are notes and bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. These securities are traded primarily in the over-the-counter market. Such securities may have fixed, variable or floating rates of interest. The interest on investment grade Municipal Securities, in the opinion of Counsel for issuers and the Fund, is not includable in gross income for federal income tax purposes, and not subject to the alternative minimum tax. See the Appendix B for a further description of Municipal Securities.

         Investment grade securities in which the Fund may invest are those bonds rated within the three highest ratings by Moody's (Aaa, Aa, A) or S&P (AAA, AA, A); notes given one of the three highest ratings by Moody's (MIG1, MIG2, MIG3) for notes; commercial paper rated P-1 by Moody's or A-1 by S&P; and variable rate securities rated VMIG1 or VMIG2 by Moody's.

         While there are no maturity restrictions on the Municipal Securities in which the Fund invests, the average maturity is expected to range between 10 and 25 years. The Fund Manager will actively manage the Fund, adjusting the average Fund maturity and utilizing futures contracts and options on futures as a defensive measure according to its judgment of anticipated interest rates. During periods of rising interest rates and falling prices, a shorter weighted average maturity may be adopted to cushion the effect of bond price declines on the Fund's net asset value. When rates are falling and prices are rising, a longer weighted average maturity rate may be adopted. For a discussion on futures and their related risks, see "Certain Investment Techniques and Associated Risks."

         The Fund may also invest up to 20% of its net assets in cash, cash equivalents and debt securities, the interest from which may be subject to federal income tax. Investments in taxable securities will be limited to investment grade corporate debt securities and U.S. Government Securities.

         The Fund will not invest more than 20% of its net assets in Municipal Securities the interest on which is subject to federal alternative minimum tax.

Flexible Fund

         Managed Fund. The objective of the Managed Fund is growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on the Fund Manager's assessments of the relative outlook for such investments. In seeking to achieve its investment objective, the types of equity securities in which the Fund may invest will be the same as those in which the Equity Funds invest. Debt securities are expected to be predominantly investment grade intermediate to long-term U.S. Government and corporate debt, although the Fund will also invest in high quality short-term money market and cash equivalent securities and may invest almost all of its assets in such securities when the Fund Manager deems it advisable in order to preserve capital. In addition, the Fund may also invest up to 20% of its assets in foreign securities provided that they are listed on a domestic or foreign securities exchange or are represented by ADRs listed on a domestic securities exchange or traded in the United States over-the-counter market.

         The allocation of the Fund's assets among the different types of permitted investments will vary from time to time based upon the Fund Manager's evaluation of economic and market trends and its perception of the relative values available from such types of securities at any given time. There is neither a minimum nor a maximum percentage of the Fund's assets that may, at any given time, be invested in any of the types of investments identified above. Consequently, while the Fund will earn income to the extent it is invested in bonds or cash equivalents, the Fund does not have any specific income objective. However, it is a policy of the Fund that it will not invest more than 5% of the value of its total assets in high-yield securities.

Money Market Fund

         Money Market Fund. The investment objective of the Money Market Fund is to provide the highest possible level of current income, consistent with preservation of capital and liquidity. Securities in which the Fund will invest may not yield as high a level of current income as securities of lower quality and longer maturity which generally have less liquidity and greater market risk. The Money Market Fund seeks to achieve its objective by investing in a diversified portfolio of high-quality money market instruments, comprised of U.S. dollar-denominated instruments which present minimal credit risks and are of eligible quality which consist of the following:

         1. obligations issued or guaranteed as to principal and interest by the United States Government or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress;

         2. commercial paper, negotiable certificates of deposit, letters of credit, time deposits and bankers acceptances, of U.S. or foreign banks, and U.S. or foreign savings and loans associations, which at the date of investment have capital, surplus and undistributed profits as of the date of their most recent published financial statements of $500,000,000 or greater;

         3. short-term corporate debt instruments (commercial paper or variable amount master demand notes) rated "A-1" or "A-2" by S&P or "Prime 1" or "Prime 2" by Moody's or Tier 1 by any two Nationally Recognized Statistical Rating Organization ("NRSRO"), or, if not rated, issued by a company rated at least "A" by any two NRSROs and about which the Board of Directors of the Fund has ratified the Fund Manager's independent determination that the instrument presents minimal credit risks and is of high quality; however, investments in securities of all issuers having the second highest rating (A-2/P-2) assigned shall be limited to no more than five percent of the Fund's assets at the time of purchase, with the investment of any one such issuer being limited to not more than one percent of Fund assets at the time of purchase;

         4. corporate obligations limited to non-convertible corporate debt securities having one year or less remaining to maturity and which are rated "AA" or better by S&P or "Aa" or better by Moody's; and

         5. repurchase agreements with respect to any of the foregoing obligations.

         The Money Market Fund will limit its investment in the securities of any one issuer to no more than five percent of Fund assets, measured at the time of purchase.

         In addition, the Money Market Fund will not purchase any security, including any repurchase agreement maturing in more than seven days, which is subject to legal or contractual delays on resale or which is not readily marketable if more than 10% of the net assets of the Money Market Fund, taken at market value would be invested in such securities.

         After purchase by the Money Market Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Money Market Fund. Neither event will require a sale of such security by the Money Market Fund. The Fund Manager will consider such event in its determination of whether the Money Market Fund should continue to hold the security provided that the security presents minimal credit risks and that holding the security is in the best interests of the Fund. To the extent Moody's or S&P may change their rating systems generally (as described in Appendix A) the Money Market Fund will attempt to use comparable ratings as standards for investments in accordance with investment policies contained herein and in the Fund's Prospectus.

         The dollar-weighted average maturity of the Money Market Fund will be 90 days or less.

         All investments of the Money Market Fund will be limited to instruments which the Board of Directors determines are of eligible quality, which, if instruments of foreign issuers, are United States dollar-denominated instruments presenting minimal credit risk, and all of which are either:

         1. of those rated in the two highest rating categories by any NRSRO, or

         2. if the instrument is not rated, of comparable quality as determined by the Board of Directors.

         Generally, instruments with NRSRO ratings in the two highest grades are considered "high quality." All of the money market investments will mature in 397 days or less. The Money Market Fund will use the amortized cost method of securities valuation, as described more fully below in "Determination of Net Asset Value."

                    CERTAIN INVESTMENT SECURITIES, TECHNIQUES
                              AND ASSOCIATED RISKS

         Following is a description of certain investment techniques employed by the Funds, and certain types of securities invested in by the Funds and associated risks. Unless otherwise indicated, all of the Funds may use the indicated techniques and invest in the indicated securities

Mortgage-Related Securities and Asset-Backed Securities

         Up to 20% of the net assets of the Government Securities Fund may be invested in assets other than U.S. Government Securities, including collateralized mortgage-related securities ("CMOs") and asset-backed securities. These securities are considered to be volatile and may be thinly traded. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Government Securities Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities.

         While there are many versions of CMOs and asset-backed securities, some include "Interest Only" or "IO" -- where all interest payments go to one class of holders, "Principal Only" or "PO" -- where all of the principal goes to a second class of holders, "Floaters" -- where the coupon rate floats in the same direction as interest rates and "Inverse Floaters" --where the coupon rate floats in the opposite direction as interest rates. All these securities are volatile; they also have particular risks in differing interest rate environments as described below.

         The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on yield to maturity and, therefore, the market value of the IO. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. Accordingly, investment in IOs can theoretically be expected to contribute to stabilizing the Fund's net asset value. However, if the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated AAA or the equivalent. Conversely, while the yield to maturity on a PO class is also extremely sensitive to rate of principal payments (including prepayments) on the related underlying mortgage assets, a slow rate of principal payments may have a material adverse effect on yield to maturity and therefore the market value of the PO. As interest rates rise and fall, the value of POs tends to move in the opposite direction from interest rates. This is typical of most debt instruments.

         Floaters and Inverse Floaters ("Floaters") are extremely sensitive to the rise and fall in interest rates. The coupon rate on these securities is based on various benchmarks, such as LIBOR ("London Inter-Bank Offered Rate") and the 11th District cost of funds (the base rate). The coupon rate on Floaters can be affected by a variety of terms. Floaters can be reset at fixed intervals over the life of the Floater, float with a spread to the base rate or be a certain percentage rate minus a certain base rate. Some Floaters have floors below which the interest rate cannot be reset and/or ceilings above which the interest rate cannot be reset. The coupon rate and/or market value of Floaters tend to move in the same direction as the base rate while the coupon rate and/or market value of Inverse Floaters tend to move in the opposite direction from the base rate.

         The market value of all CMOs and other asset-backed securities are determined by supply and demand in the bid/ask market, interest rate movements, the yield curve, forward rates, prepayment assumptions and credit of the underlying issuer. Further, the price actually received on a sale may be different from bids when the security is being priced. CMOs and asset-backed securities tradeover a bid and ask market through several large market makers. Due to the complexity and concentration of derivative securities, the liquidity and, consequently, the volatility of these securities can be sharply influenced by market demand.

         Asset-backed and mortgage-related securities may not be readily marketable. To the extent any of these securities are not readily marketable in the judgment of the Fund Manager (subject to the oversight of the Board of Directors), the investment restriction limiting the Fund's investment in illiquid instruments to not more than 10% of the value of its net assets will apply. However, IOs and POs issued by the U.S. Government, its agencies and instrumentalities, and backed by fixed-rate mortgages may be excluded from this limit, if, in the judgment of the Fund Manager (subject to the oversight of the Board of Directors) such IOs and POs are readily marketable. The Government Securities Fund does not intend to invest in residual interests, privately issued securities or subordinated classes of underlying mortgages.

High-Yield Securities

         Notwithstanding the investment policies and restrictions applicable to the High-Yield Bond and Managed Funds which were designed to reduce risks associated with such investments, high-yield securities may carry higher levels of risk than many other types of income producing securities. These risks are of three basic types: the risk that the issuer of the high-yield bond will default in the payment of principal and interest; the risk that the value of the bond will decline due to rising interest rates, economic conditions, or public perception; and the risk that the investor in such bonds may not be able to readily sell such bonds. Each of the major categories of risk are affected by various factors, as discussed below:

         High-Yield Bond Market. The high-yield bond market is relatively new and has grown in the context of a long economic expansion. Any downturn in the economy may have a negative impact on the perceived ability of the issuer to make principal and interest payments which may adversely affect the value of outstanding high-yield securities and reduce market liquidity.

         Sensitivity To Interest Rate and Economic Changes. In general, the market prices of bonds bear an inverse relationship to interest rates; as interest rates increase, the prices of bonds decrease. The same relationship may hold for high-yield bonds, but in the past high-yield bonds have been somewhat less sensitive to interest rate changes than treasury and investment grade bonds. While the price of high-yield bonds may not decline as much, relatively, as the prices of treasury or investment grade bonds decline in an environment of rising interest rates, the market price, or value, of a high-yield bond will be expected to decrease in periods of increasing interest rates, affecting impacting the net asset value of the High-Yield Bond Fund. High-yield bond prices may not increase as much, relatively, as the prices of treasury or investment grade bonds in periods of decreasing interest rates. Payments of principal and interest on bonds are dependent upon the issuer's ability to pay. Because of the generally lower creditworthiness of issuers of high-yield bonds, changes in the economic environment generally, or in an issuer's particular industry or business, may severely impair the ability of the issuer to make principal and interest payments and may depress the price of high-yield securities more significantly than such changes would affect higher-rated, investment-grade securities.

         Payment Expectations. Many high-yield bonds contain redemption or call provisions which might be expected to be exercised in periods of decreasing interest rates. Should bonds in which the High-Yield Bond Fund has invested be redeemed or called during such an interest rate environment, the Fund would have to sell such securities without reference to their investment merit and reinvest the proceeds received in lower yielding securities, resulting in a decreased return for investors in the High-Yield Bond Fund. In addition, such redemptions or calls may reduce the High-Yield Bond Fund's asset base over which the Fund's investment expenses may be spread.

         Liquidity and Valuation. Because of periods of relative illiquidity, many high-yield bonds may be thinly traded. As a result, the ability to accurately value high-yield bonds and determine the net asset value of the High-Yield Bond Fund, as well as the Fund's ability to sell such securities, may be limited. Public perception of and adverse publicity concerning high-yield securities may have a significant negative impact on the value and liquidity of high-yield securities, even though not based on fundamental investment analysis.

         Tax Considerations. To the extent that a Fund invests in securities structured as zero coupon bonds, or other securities issued with original issue discount, the Fund will be required to report interest income even though no cash interest payment is received. Because such income is not represented by cash, the Fund may be required to sell other securities in order to satisfy the distribution requirements applicable to regulated investment companies under the Internal Revenue Code of 1986 ("IRC").

Fund Composition As of December 31, 1998, the High-Yield Bond Fund consisted of securities classified as follows:


                                   PERCENTAGE OF
         CATEGORY                      FUND
           AAA                           3%
           BBB                           6%
            BB                          28%
             B                          58%
            CCC                          2%
        Non-rated*                       3%

----------
* Equivalent ratings for these securities would have been B.

REITS

         Each Fund may invest up to 10% of its total assets in the securities of real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest in real estate and real estate-related loans. The value of a REIT's shares generally is affected by changes in the value of the underlying investments of the trust.

Hedging Transactions

         Except as otherwise indicated, the Fund Managers, other than for the Money Market Fund, may invest in derivatives, which are discussed in detail below, to seek to hedge all or a portion of a Fund's assets against market value changes resulting from changes in equity values, interest rates and currency fluctuations. Hedging is a means of offsetting, or neutralizing, the price movement of an investment by making another investment, the price of which should tend to move in the opposite direction from the original investment.

         The Funds will not engage in hedging transactions for speculative purposes but only as a hedge against changes resulting from market conditions in the values of securities owned or expected to be owned by the Funds. Unless otherwise indicated, a Fund will not enter into a hedging transaction (except for closing transactions) if, immediately thereafter, the sum of the amount of the initial deposits and premiums on open contracts and options would exceed 5% of the Fund's total assets taken at current value.

Certain Securities

         The Funds may invest in the following described securities, except as otherwise indicated. These securities are commonly referred to as derivatives. A Fund's investment in such securities, in the aggregate, may not exceed 5% of net assets at the time of investment; provided, however, that the International Growth Fund, the High-Yield Bond Fund, and the Government Securities Fund may invest up to 20% of their net assets in such securities.

         Call Options. The Funds, other than the Money Market Fund, may write
(sell) call options that are listed on national securities exchanges or are available in the over-the-counter market through primary broker-dealers. Call options are short-term contracts with a duration of nine months or less. Such Funds may only write call options which are "covered," meaning that the Fund either owns the underlying security or has an absolute and immediate right to acquire that security, without additional cash consideration, upon conversion or exchange of other securities currently held in the Fund. In addition, no Fund will, prior to the expiration of a call option, permit the call to become uncovered. If a Fund writes a call option, the purchaser of the option has the right to buy (and the Fund has the obligation to sell) the underlying security at the exercise price throughout the term of the option. The amount paid to the Fund by the purchaser of the option is the "premium." The Fund's obligation to deliver the underlying security against payment of the exercise price would terminate either upon expiration of the option or earlier if the Fund were to effect a "closing purchase transaction" through the purchase of an equivalent option on an exchange. The Fund would not be able to effect a closing purchase transaction after it had received notice of exercise. The International Growth Fund may purchase and write covered call options on foreign and U.S. securities and indices and enter into related closing transactions.

         Generally, a Fund intends to write listed covered calls when it anticipates that the rate of return from so doing is attractive, taking into consideration the premium income to be received, the risks of a decline in securities prices during the term of the option, the probability that closing purchase transactions will be available if a sale of the securities is desired prior to the exercise, or expiration of the options, and the cost of entering into such transactions. A principal reason for writing calls on a securities portfolio is to attempt to realize, through the receipt of premium income, a greater return than would be earned on the securities alone. A covered call writer such as a Fund, which owns the underlying security, has, in return for the premium, given up the opportunity for profit from a price increase in the underlying security above the exercise price, but it has retained the risk of loss should the price of the security decline.

         The writing of covered call options involves certain risks. A principal risk arises because exchange and over-the-counter markets for options may be limited; it is impossible to predict the amount of trading interest which may exist in such options, and there can be no assurance that viable exchange and over-the-counter markets will develop or continue. The Funds will write covered call options only if there appears to be a liquid secondary market for such options. If, however, an option is written and a liquid secondary market does not exist, it may be impossible to effect a closing purchase transaction in the option. In that event, the Fund may not be able to sell the underlying security until the option expires or the option is exercised, even though it may be advantageous to sell the underlying security before that time.

         Puts. The Funds, except the Government Securities Fund and the Money Market Fund, may purchase put options ("Puts") which relate to (i) securities (whether or not they hold such securities); (ii) Index Options (described below whether or not they hold such Options); or (iii) broadly-based stock indexes. The Funds, except the Government Securities Fund and Money Market Fund, may write covered Puts. The Funds will receive premium income from writing covered Puts, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. The High-Yield Bond Fund may invest up to 10% of the value of the Fund in Puts.

         Futures Contracts. All Funds, other than the Money Market Fund, may enter into contracts for the future acquisition or delivery of securities ("Futures Contracts") including index contracts and foreign currencies, and may also purchase and sell call options on Futures Contracts. These Funds may use this investment technique to hedge against anticipated future adverse price changes which otherwise might either adversely affect the value of the Fund's securities or currencies held in the Fund, or to hedge anticipated future price changes which adversely affect the prices of stocks, long-term bonds or currencies which the Fund intends to purchase at a later date. Alternatively, the Funds may enter into Futures Contracts in order to hedge against a change in interest rates which will result in the premature call at par value of certain securities which the Fund has purchased at a premium. If stock, bond or currency prices or interest rates move in an unexpected manner, the Fund would not achieve the anticipated benefits of Futures Contracts.

         The use of Futures Contracts involves special considerations or risks not associated with the primary activities engaged in by any Funds. Risks of entering into Futures Contracts include: (1) the risk that the price of the Futures Contracts may not move in the same direction as the price of the securities in the various markets; (2) the risk that there will be no liquid secondary market when the Fund attempts to enter into a closing position; (3) the risk that the Fund will lose an amount in excess of the initial margin deposit; and (4) risk that the Fund Manager may be incorrect in its prediction of movements in stock, bond, currency prices and interest rates.

         Index Options. All the Equity Funds may invest in options on stock indexes. These options are based on indexes of stock prices that change in value according to the market value of the stocks they include. Some stock index options are based on a broad market index, such as the New York Stock Exchange Composite Index or the S&P 500. Other index options are based on a market segment or on stocks in a single industry. Stock index options are traded primarily on securities exchanges.

         Because the value of an index option depends primarily on movements in the value of the index rather than in the price of a single security, whether a Fund will realize a gain or loss from purchasing or writing an option on a stock index depends on movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment rather than changes in the price of a particular security. Consequently, successful use of stock index options by a Fund will depend on that Fund Manager's ability to predict movements in the direction of the stock market generally or in a particular industry. This requires different skills and techniques than predicting changes in the value of individual securities.

         Interest Rate Swaps. In order to attempt to protect the Fund's investments from interest rate fluctuations, the Funds may engage in interest rate swaps. Generally, the Funds tend to use interest rate swaps as a hedge and not as a speculative investment. Interest rate swaps involve the exchange between the Fund and another party of their respective rights to receive interest (e.g., an exchange of fixed rate payments for floating rate payments). For example, if the Fund holds an interest-paying security whose interest rate is reset once a year, it may swap the right to receive interest at a rate that is reset daily. Such a swap position would offset changes in the value of the underlying security because of subsequent changes in interest rates. This would protect the Fund from a decline in the value of the underlying security due to rising rates, but would also limit its ability to benefit from falling interest rates.

         The Fund will enter into interest rate swaps only on a net basis (i.e., the two payments streams will be netted out, with Fund receiving or paying as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and an amount of cash or liquid high grade debt securities having an aggregate net asset value at least equal to the accrued excess, will be maintained in a segregated account by the Fund's custodian bank.

         The use of interest rate swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If a Fund Manager is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund will be less favorable than it would have been if this investment technique were never used. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Thus, if the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Foreign Currency Values and Transactions

         Investments in foreign securities will usually involve currencies of foreign countries, and the value of the assets of the International Growth Fund and the Global Financial Services Fund (and of the other Funds that may invest in foreign securities to a much lesser extent) as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the International Growth Fund may incur costs in connection with conversions between various currencies.

         The normal currency allocation of the International Growth Fund is identical to the currency mix of the Benchmark, the MSCI EAFE Index. The Fund expects to maintain this normal currency exposure when global currency markets are fairly priced relative to each other and relative to associated risks. The Fund may actively deviate from such normal currency allocations to take advantage of or to protect the Fund from risk and return characteristics of the currencies and short-term interest rates when those prices deviate significantly from fundamental value. Deviations from the Benchmark are determined by the Fund Manager based upon its research.

         To manage exposure to currency fluctuations, the Fund may alter equity or money market exposures (in its normal asset allocation mix as previously identified), enter into forward currency exchange contracts, buy or sell options, futures or options on futures relating to foreign currencies and may purchase securities indexed to currency baskets. The Fund will also use these currency exchange techniques in the normal course of business to hedge against adverse changes in exchange rates in connection with purchases and sales of securities. Some of these strategies may require the Fund to set aside liquid assets in a segregated custodial account to cover its obligations. These techniques are further described below.

         The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time and investors should be aware of the potential costs of currency conversion.

         When a Fund Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         At the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by repurchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the Fund's exposure to changes in currency exchange rates. Call options on foreign currency written by the Fund will be "covered", which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

Certain Other Securities

         Except as otherwise indicated, the Funds may purchase the following securities, the purchase of which involves certain risks described below. Unless otherwise indicated, a Fund will not purchase a category of such securities if the value of such category, taken at current value, would exceed 5% of the Fund's total assets.

         Master Demand Notes. All Funds may purchase variable amount master demand notes. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payees of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Since there is no secondary market for these notes, the appropriate Fund Managers, subject to the overall review of the Fund's Directors and the Advisor, monitor the financial condition of the issuers to evaluate their ability to repay the notes.

         Repurchase Agreements. All Funds may enter into repurchase agreements having maturities of one business day When a Fund acquires securities from a bank or broker-dealer, it may simultaneously enter into a repurchase agreement with the same seller pursuant to which the seller agrees at the time of sale to repurchase the security at a mutually agreed upon time and price. In such instances, the Corporation's Custodian has possession of the security or collateral for the seller's obligation. If the seller should default on its obligation to repurchase the securities, the Fund may experience delays, difficulties or other costs when selling the securities held as collateral and may incur a loss if the value of the collateral declines. The appropriate Fund Managers, subject to the overall review by the Corporation's Directors and the Advisor, monitor the value of the collateral as to repurchase agreements, and they monitor the creditworthiness of the seller and must find it satisfactory before engaging in repurchase agreements. The Funds enter into repurchase agreements only with Federal Reserve member banks that have net worth of at least $100,000,000 and outstanding commercial paper of the two highest rating categories assigned by Moody's or S&P or with broker-dealers that are registered with the Securities and Exchange Commission, are members of the National Association of Securities Dealers, Inc. ("NASD") and have similarly rated commercial paper outstanding. Any repurchase agreements entered into by the Funds will be fully collateralized and marked to market daily, other than those entered into by the Money Market Fund, which are valued on an amortized cost basis.

         Restricted or Illiquid Securities. Each Fund may invest up to 10% of its net assets in restricted securities (privately placed equity or debt securities) or other securities which are not readily marketable.

         Foreign Securities. As noted above, the International Growth Fund will invest primarily in foreign securities and the Global Financial Services Fund may invest 50% or more of its total assets in such securities. All other Funds, except the Government Securities Fund, the Tax-Exempt Income Fund and the Money Market Fund, may, subject to the 20% limitation, invest in foreign securities as well as both sponsored and unsponsored ADRs, and EDRs which are securities of U.S. issuers backed by securities of foreign issuers. There may be less information available about unsponsored ADRs and EDRs, and therefore, they may carry higher credit risks. The Funds may also invest in securities of foreign branches of domestic banks and domestic branches of foreign banks.

         Investments in foreign equity and debt securities involve risks different from those encountered when investing in securities of domestic issuers. The appropriate Fund Managers and the Advisor, subject to the overall review of the Fund's Directors, evaluate the risks and opportunities when investing in foreign securities. Such risks include trade balances and imbalances and related economic policies; currency exchange rate fluctuations; foreign exchange control policies; expropriation or confiscatory taxation; limitations on the removal of funds or other assets; political or social instability; the diverse structure and liquidity of securities markets in various countries and regions; policies of governments with respect to possible nationalization of their own industries; and other specific local, political and economic considerations.

Forward Commitments

         Securities may be purchased on a "when issued" or on a "forward delivery" basis, which means it may take as long as 120 days before such obligations are delivered to a Fund. The purpose of such investments is to attempt to obtain higher rates of return or lower purchase costs than would be available for securities purchased for immediate delivery. Securities purchased on a when issued or forward delivery basis involve a risk that the value of the security to be purchased may decline prior to the settlement date. In addition, if the dealer through which the trade is made fails to consummate the transaction, the Fund may lose an advantageous yield or price. The Fund does not accrue income prior to delivery of the securities in the case of forward commitment purchases. The 5% limitation does not apply to the International Growth, Government Securities and Tax-Exempt Income Funds which have a 20% limitation.

Temporary Defensive Tactics

         Any or all of the Funds may at times for defensive purposes, at the determination of the Fund Manager, temporarily place all or a portion of their assets in cash, short-term commercial paper (i.e., short-term unsecured promissory notes issued by corporations to finance short-term credit needs), United States Government securities, high-quality debt securities (including "Eurodollar" and "Yankee Dollar" obligations, i.e., U.S. issuer borrowings payable overseas in

U.S. funds and obligations of foreign issuers payable in U.S. funds), and obligations of banks when in the judgment of the Fund Manager such investments are appropriate in light of economic or market conditions. The Money Market Fund may at times for defensive purposes temporarily place all or a portion of its assets in cash, when in the judgment of the Fund Manager such an investment is appropriate in light of economic or market conditions. For temporary defensive purposes, the International Growth Fund may invest in all of the above, both foreign and domestic, including foreign currency, foreign time deposits, and foreign bank acceptances. When a Fund takes a defensive position, it may not be following the fundamental investment policy of the Fund.

                             INVESTMENT RESTRICTIONS

         Each of the Funds has adopted the following investment restrictions and limitations which cannot be changed as to any individual Fund without approval by the holders of a majority of the outstanding shares of the relevant Fund for the purpose of reducing their exposure in specific situations. (As used in this Statement of Additional Information, "a majority of the outstanding shares of the relevant Fund" means the lesser of (i) 67% of the shares of the relevant Fund represented at a meeting at which more than 50% of the outstanding shares of that Fund are represented in person or by proxy or (ii) more than 50% of the outstanding shares of the relevant Fund.) Except as otherwise set forth, no Fund may:

         1. As to 75% of its assets purchase the securities of any issuer if such purchase would cause more than 5% of the value of its assets to be invested in the securities of such issuer (except U.S. Government securities or those of its agencies or instrumentalities as defined in the Investment Company Act of
1940), or purchase more than 10% of the outstanding securities, or more than 10% of the outstanding voting securities, of any issuer. For purposes of this restriction, each Fund will regard the entity which has ultimate responsibility for the payment of interest and principal as the issuer.

         2. Purchase securities of any company that has a continuous operating history of less than three years (including that of predecessors) if such securities would cause the Fund's investment in such companies taken at cost to exceed 5% of the value of the Fund's total assets. (The Global Financial Services High-Yield Bond and Tax-Exempt Income Funds are not subject to this restriction.)

         3. Purchase securities on margin, but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and may make initial and maintenance margin deposits in connection with options and futures contracts as permitted by its investment program.

         4. Make short sales of securities, unless at the time of such sale, it owns, or has the right to acquire at no additional cost to the Fund as the result of the ownership of convertible or exchange securities, an equal amount of such securities, and it will retain such securities so long as it is in a short portion as to them. In no event will a Fund make short sales of securities in such a manner that the value of its net assets used to cover such sales would exceed 15% of the value of its net assets at any time. The short sales of the type described above, which are called "short sales against the box," may be used by a Fund when management believes that they will protect profits or limit losses in investments.

         5. Borrow money, except that a Fund may borrow from banks as a temporary measure for emergency purposes and not for investment, in which case such borrowings may not be in excess of the lesser of: (a) 5% of its total assets taken at cost; or (b) 5% of the value of its assets at the time that the loan is made. A Fund will not purchase securities while borrowings are outstanding. A Fund will not pledge, mortgage or hypothecate its assets taken at market value to an extent greater than the lesser of 10% of the value of its net assets or 5% of the value of its total assets taken at cost.

         6. Purchase or retain the securities of any issuer if those officers and directors of a Fund or of its investment adviser holding individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer. (The Global Financial Services Fund is not subject to this restriction).

         7. Purchase the securities of any other investment company except in the open market in a transaction involving no commission or profit to a sponsor or dealer (other than the customary sales load or broker's commission) or as a part of a merger, consolidation, acquisition or reorganization.

         8. Invest in real estate; this restriction does not prohibit a Fund from investing in the securities of real estate investment trusts.

         9. Invest for the purpose of exercising control of management of any company.

         10. Underwrite securities issued by others except to the extent that the disposal of an investment position may qualify any Fund or the Corporation as an underwriter as that term is defined under the Securities Act of 1933, as amended,

         11. Except for the Money Market Fund, the Government Securities Fund and the Global Financial Services Fund, make any investment which would cause more than 25% of the total assets of the Fund to be invested in securities issued by companies principally engaged in any one industry; provided, however, that: (i) this limitation does not apply to investments in U.S. Government Securities as well as its agencies and instrumentalities, general obligation bonds, municipal securities other than industrial development bonds issued by non-governmental users, and (ii) utility companies will be divided according to their services (for example, gas, gas transmission, electric, electric and gas, and telephone will each be considered a separate industry). The Money Market Fund may invest more than 25% of its total assets in U.S. Government Securities as well as its agencies and instrumentalities and certain bank instruments issued by domestic banks. The instruments in which the Money Market Fund may invest in excess of 25%, in the aggregate, of its total assets are letters of credit and guarantees, negotiable certificates of deposit, time deposits, commercial paper and bankers acceptances meeting the investment criteria for the Money Market Fund. The Global Financial Services Fund will invest 25% or more of its total assets in companies in the financial services industry.

         12. Participate with others in any trading account. This restriction does not prohibit the Corporation or any Fund from combining portfolio orders with those of other Funds or other clients of the investment adviser or Fund Managers when to do so would permit the Corporation and one or more Funds to obtain a large-volume discount from ordinary brokerage commissions when negotiated rates are available. (The Global Financial Service Fund is not subject to this restriction).

         13. Invest more than 10% of the value of its assets in securities which are subject to legal or contractual restrictions on resale or are otherwise not readily salable. (The Global Financial Services Fund is not subject to this restriction.)

         14. Issue senior securities, except as permitted by the Investment Company Act of 1940 and rules thereunder.

         15. Invest in commodities or commodities contracts, except the Funds may purchase and sell options, futures contracts and options on futures contracts in accordance with their investment policies as set forth in this registration statement.

         16. Make loans, except by purchasing debt securities or entering into repurchase agreements, in each case in accordance with its investment policies as set forth in this Statement of Additional Information.

         In addition, management of the Corporation has adopted the following restrictions which apply to all of the Funds and may be changed only by the Board of Directors of the Corporation. No Fund will: (i) lend its assets to any person or individual, except by the purchase of bonds or other debt obligations customarily sold to institutional investors, (ii) invest more than 5% of the value of its net assets, valued at the lower of cost or market, in warrants (Included in that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired by a Fund in units or attached to securities may be deemed to be without value.), (iii) invest in oil, gas, or other mineral leases or engage in arbitrage transactions, or (iv) invest more than 15% of its total assets in the securities of real estate investment trusts ("REITs").

         If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a Fund's total assets resulting from a change in portfolio value or assets will not constitute a violation of the percentage restrictions.

                               PORTFOLIO TURNOVER

         A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund's purchases or sales of securities by the average investments of that Fund. The Fund Managers intend to manage each Fund's assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund's current income available for distribution to its shareholders. While none of the Funds is managed with the intent of generating short-term capital gains, each of the Funds may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the Fund Manager, an issuer's creditworthiness or perceived changes in a company's growth prospects or asset value make selling them advisable. Such an investment decision may result in capital gains or losses and could result in a high portfolio turnover rate during a given period, resulting in increased transaction costs related to equity securities. Disposing of debt securities in these circumstances should not increase direct transaction costs since debt securities are normally traded on a principal basis without brokerage commissions. However, such transactions do involve a mark-up or mark-down of the price.

         The portfolio turnover rates of the Funds cannot be accurately predicted. Nevertheless, the annual portfolio turnover rates of the Funds (other than the Money Market Fund for which, due to the short-term nature of its investment, a portfolio turn-over rate is not applicable and the High-Yield Bond
Fund) are not expected to exceed 100%. A 100% portfolio turnover rate would occur, for example, if all the securities in a Fund's investment portfolio were replaced once in a period of one year.

         The portfolio turnover rate for the Enterprise High-Yield Bond Fund was 180.13% in 1996, and 175.38% in 1997. These rates exceeded 100% due to several factors, including a declining level of interest rates, a reduction in risk premiums, and healthy stock and bank loan markets. As a result of these conditions, the Fund experienced an abnormally high amount of redemptions and tenders for existing positions. The Fund Manager has taken measures to potentially improve the overall call protection of the Fund in order to capture the total return potentially made available by declining medium and long-term interest rates.

         During 1998, the portfolio turnover rate for the Small Company Growth Fund exceeded 100% due to a change in management style which resulted from the appointment of a new Fund Manager.

         During 1996, the portfolio turnover rate for the Small Company Value Fund was 143.58% It exceeded 100% principally due to a change in management style which resulted from the appointment of a new Fund Manager. In 1997, the portfolio turnover rate for the Fund was 62.51%. The rate also exceeded 100% during 1998 in order to employ the Fund Manager's strategy of selling shares of stock once a catalyst has driven the stock's price to a target selling price.

                          MANAGEMENT OF THE CORPORATION

         The Board of Directors of the Corporation is responsible for the management of the business of the Corporation under the laws of Maryland, and it is primarily responsible for reviewing the activities of Enterprise Capital Management, Inc. (the "Adviser"), the various Fund Managers and Enterprise Fund Distributors, Inc. (the "Distributor" or "EFD") under the Investment Advisor's Agreement, the Fund Manager's Agreements, the Distributor's Agreement and the Plans which relate to the operations of the Corporation and its Funds.

         The Directors and officers of the Corporation, and their principal occupations during the past five years, are set forth below. Directors who are "interested persons", as defined in the

1940 Act, are denoted by an asterisk. As to their duties relative to the Corporation, the address of each is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, GA 30326.



NAME, AGE AND POSITION WITH                PRINCIPAL OCCUPATION
THE CORPORATION                            PAST FIVE YEARS
----------------------------               --------------------
Arthur T. Dietz (75)                       President, ATD Advisory Corp. since 1996; President and
Director                                   Chief Executive Officer, Strategic Fund Management, Inc.,
Member of the Audit Committee              1987-1995; Mills B. Lane Professor of Finance and
                                           Banking, Emory University, 1954-1988; Chairman, First
                                           Atlanta Investments, 1998-present; Trustee, Enterprise
                                           Accumulation Trust.

*Samuel J. Foti (47)                       President and Chief Operating Officer, MONY Life
Director                                   Insurance Company of New York ("MONY") since 1994;
                                           Executive Vice President, MONY (1991-1994); Trustee,
                                           MONY since 1993; Senior Vice President, MONY (1989 -
                                           1991); Director, MONY Life Insurance Co. of America
                                           since 1989; Director, MONY Brokerage, Inc. since 1990;
                                           Director, MONY International Holdings, Inc. since 1994;
                                           Director, MONY Life Insurance Company of the Americas,
                                           Ltd. since 1994, MONY Bank & Trust Co. of the Americas,
                                           Ltd. since 1994; Director, Life Insurance Marketing and
                                           Research Associates; Chairman, Life Insurance Marketing
                                           and Research Associates 1996 - 1997; Trustee, Enterprise
                                           Accumulation Trust.

Arthur Howell (80)                         Of Counsel, law firm of Alston & Bird, Atlanta, Georgia
Director                                   since 1987; President, Summit Industries, Inc.
Chairman of Audit Committee                (manufacturer) since 1954; Chairman Crescent Banking
                                           Co., Inc. since 1985; President, Jonesheirs, Inc.
                                           (licensing entity) since 1975; Trustee, Enterprise
                                           Accumulation Trust.

William A. Mitchell, Jr.(59)               President/CEO, Carter & Associates (real estate
Director                                   development), Atlanta, Georgia since 1994; Director, John
                                           Wieland Homes (commercial residential builders) since 1992;
                                           Trustee, Enterprise Accumulation Trust.

Lonnie H. Pope (65)                        Chief Executive Officer, Longleaf Industries, Inc.
Director                                   (chemical manufacturing) (1996-present); formerly President and
Member of the Audit Committee              Chief Executive Officer of AFF, Inc. (aromatics manufacturing)
                                           from 1987 to 1998; Trustee, Enterprise Accumulation Trust

*Michael I. Roth (53)                      Chairman and Chief Executive Officer, MONY since 1993;
Director                                   President and Chief Executive Officer, MONY (1991-
                                           1993); Director, MONY Life Insurance Company of America since
                                           1991; Director, ARES Holdings Inc. since 1995; 1740 Advisers, Inc.
                                           since 1992; MONY CS, Inc. since 1989; Executive Vice President and Chief Financial Officer, MONY (1989-1991); Executive Vice
                                           President and Chief Financial Officer, Primerica Corporation
                                           (1987); Executive Vice President, Primerica Corporation
                                           (1982-1987); Trustee, Enterprise Accumulation Trust; Director,
                                           American Council of Life Insurance (ACLI);Director, the Life
                                           Insurance Counsel of New York; Director, Pitney Bowes, Inc.;
                                           Director, Promus Hotel Corporation.

*Victor Ugolyn (51)                        Chairman, President and Chief Executive Officer, The
Director                                   Enterprise Group of Funds, Inc. since 1991; Chairman,
                                           President and Chief Executive Officer, Enterprise Capital
                                           and Enterprise Fund Distributors, Inc. since 1991;
                                           Chairman, President and Chief Executive Officer;
                                           Enterprise Accumulation Trust; Vice Chairman and Chief
                                           Marketing Officer, Value Line Securities, Inc. (1986-1991).

Catherine R. McClellan (43)
Secretary                                  Secretary, Enterprise Accumulation Trust since 1994;
                                           Senior Vice President, Secretary and Chief Counsel,
                                           Enterprise Capital Management, Inc. since 1989;
                                           Senior Vice President, Secretary and Chief Counsel,
                                           Enterprise Fund Distributors, Inc. since 1989.

Herbert M. Williamson (48)                 Assistant Secretary and Treasurer, Enterprise Accumulation
Treasurer                                  Trust, Enterprise Capital Management, Inc. and Enterprise
                                           Fund Distributors, Inc. since 1989.

Phillip G. Goff (35)                       Vice President and Chief Financial Officer, Enterprise
Vice President                             Accumulation Trust, Enterprise Capital Management, Inc.
                                           and Enterprise Fund Distributors, Inc. 1995 - present; Audit
                                           Manager, Coopers & Lybrand LLP, 1991 - 1995.

* Messrs. Foti, Roth and Ugolyn are "interested persons" of the Corporation, of the Advisor, and of the Distributor, as that term is defined in the Investment Act of 1940.

         Arthur T. Dietz, Arthur Howell and Lonnie H. Pope also serve on the Audit Committee of the Board of Directors. The Audit Committee is charged with recommending to the full
                                       27

Board the engagement or discharge of the Corporation's independent accountants; directing investigations into matters within the scope of the independent accountants' duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms prior to the performance of such services; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full Board. Arthur T. Dietz and Victor Ugolyn also serve on the Valuation Committee of the Board of Directors.

         The Corporation pays fees to those directors who are not "interested persons" of the Corporation at the rate of $12,500 per director per year plus $625 for each regular, special or committee meeting attended. The Corporation pays no salaries, fees or compensation to any of its officers, since these expenses are borne by the Advisor. No fees were paid to the "interested" Directors of the Corporation.

         The following sets forth compensation paid to each of the Directors during 1998:


(1)                 (2)                (3)              (4)              (5)
Name                Aggregate          Pension or       Estimated        Total
                    Compensa-          Retirement       Annual           Compensation
                    tion from          Benefits         Benefits         from the
                    the Corporation    Accrued as       upon             Corporation
                                       part of          Retirement       and Fund
                                       Fund                              Complex
                                       Expenses                          paid to
                                                                         Directors*
Arthur T. Dietz     $14,275            None             None             $25,875
Arthur Howell       $14,800            None             None             $26,875
William A.
 Mitchell, Jr.      $13,350            None             None             $24,625
Lonnie H. Pope      $14,275            None             None             $26,875

* Each Director received fees for services as a Trustee of Enterprise Accumulation Trust.

         Directors, former directors, employees or retirees of the Corporation, or of MONY and its subsidiaries and members of their families, or MONY and its subsidiaries and any employee benefit plans of the foregoing may purchase Class A shares at net asset value.

         At April 3, 1999, the officers and Directors of the Fund as a group owned less than one percent of the shares of each Fund.
                                       28

         The following shareholders owned of record or beneficially 5% or more
of the indicated Fund Class' shares outstanding as of [            ]:


         A shareholder who owns beneficially, directly or indirectly, 25% or more of a Fund's outstanding voting securities may be deemed to "control" (as defined in the 1940 Act) that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisory Agreement

         The Corporation, on behalf of each Fund, has entered into an Investment Advisory Agreement (the "Advisor's Agreement") with the Advisor which, in turn, has entered into Fund Manager's Agreements with each of the Fund Managers. The Advisor is a subsidiary of MONY Life Insurance Company ("MONY"), one of the nation's largest insurance companies, and is a second-tier subsidiary of The MONY Group Inc. The Advisor was incorporated in 1986. The Advisor's address is 3343 Peachtree Road, Suite 450, Atlanta, Georgia 30326. Victor Ugolyn, who is President of the Fund, is also Chairman of the Board and President of the Advisor.

         The Advisor's Agreement obligates the Advisor to provide investment advisory services to the Funds, to furnish the Corporation with certain administrative, clerical, bookkeeping and statistical services, office space and facilities, and to pay the compensation of the officers of the Corporation. Each Fund pays all other expenses incurred in its operation, including redemption expenses, expenses of portfolio transactions, shareholder servicing costs, mailing costs, expenses of registering the shares under federal and state securities laws, accounting and pricing costs (including the daily calculation of net asset value and daily dividends), interest, certain taxes, legal services, auditing services, charges of the custodian and transfer agent, and other expenses attributable to an individual account. Each Fund also pays a portion of the Corporation's general administrative expenses. These expenses are allocated to the Funds either on the basis of their asset size, on the basis of special needs of any Fund, or equally as is deemed appropriate. These expenses include expenses such as: director fees; [state franchise taxes]; custodial, transfer agent, brokerage, auditing and legal services; the printing of prospectuses, proxies, registration statements and shareholder reports sent to existing shareholders; printing and issuance of stock certificates; expenses relating to bookkeeping, recording and determining the net asset value of shares; the expenses of qualification of a Fund's shares under the federal and state securities laws; and any other expenses properly payable by the Corporation that are allocable to the respective Funds. Litigation costs, if any, may be directly allocable to the Funds or allocated on the basis of the size of the respective Funds. The Board of Directors annually reviews allocation of expenses among the Funds and has been determined that this is an appropriate method of allocation of expenses.

         The Advisor has advised the Corporation that it will reimburse such portion of the fees due to it under the Advisor's Agreement as is necessary to assure, for the period commencing January 1, 1999, and ending no earlier than December 31, 1999, that expenses incurred by the Funds will not exceed the following percentages of average annual assets (annualized for periods of less than a fiscal year): Growth (A) 1.60%; (B) 2.15%; (C) 2.15%; Growth and Income
(A) 1.50%; (B) 2.05%; (C) 2.05%; Equity (A) 1.60%; (B) 2.15%; (C) 2.15%; Equity
Income (A) 1.50%; (B) 2.05%; (C) 2.05%; Capital Appreciation (A) 1.75%; (B)
2.30%; (C) 2.30%; Small Company Growth (A) 1.85%; (B) 2.40%; (C) 2.40%; Small
Company Value (A) 1.75%; (B) 2.30%; (C) 2.30%; International Growth (A) 2.00%;
(B) 2.55%; (C) 2.55%; Global Financial Services (A)_____%; (B)_____%; (C)_____%;
Government Securities (A) 1.30%; (B) 1.85%; (C) 1.85%; High-Yield Bond (A) 1.30%; (B) 1.85%; (C) 1.85%; Tax-Exempt Income (A) 1.10%; (B) 1.65%; (C) 1.65%;
Managed (A) 1.75%; (B) 2.30%; (C) 2.30%; and Money Market (A) 0.70%; (B) 0.70%;
(C) 0.70%.] This commitment was also in effect from January 1, 1989 through December 31, 1998. The Fund Managers have advised the Corporation that they may assist in a portion of the above-referenced reimbursement from time to time.

         The Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations thereunder,the Advisor or the Fund Manager, as the case may be, is not liable for any act or omission in the course of, or in connection with, the rendition of services thereunder. The Agreement permits the Advisor to act as investment advisor for any other person or firm.

         The Advisor and the Corporation entered into agreements pursuant to which the Advisor advanced on behalf of the Corporation $33,748 to cover the costs of expanding the series to include a Small Company Value Fund; $34,116 of expanding the series to include a Managed Fund; and $40,378 for expanding the series to include an Equity Fund and completing the appropriate registrations under the Investment Company Act of 1940, the Securities Act of 1933, and certain state securities laws. The agreements provide that these amounts will be repaid by each Fund, in five equal annual increments without interest, commencing at the end of the first fiscal year at which each such Fund have total net assets of $5 million or more. Each Fund has commenced such payments.

         The Advisor's Agreement authorizes the Advisor to enter into subadvisory agreements with various investment advisers as Fund Managers for the Funds. The Fund Manager's Agreements are substantially the same in all material respects except for the names of the Fund Managers and the rates of compensation, which consist of a portion of the management fee that is paid by the Corporation to the Advisor and which the Advisor pays to the Fund Managers.

         The Advisor and the Corporation have received an exemptive order from the Securities and Exchange Commission which permits the Corporation, subject to, among other things, initial shareholder authority, to thereafter enter into or amend Fund Manager Agreements without obtaining shareholder approval each time. Shareholders voted affirmatively to give the Corporation this ongoing authority. With Board approval, the Advisor is permitted to employ new Fund Managers for the Funds, change the terms of the Fund Manager Agreements or enter into a new Agreement with that Fund Manager. Shareholders of a Fund continue to have the right to terminate the Fund Manager's Agreement for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Fund Manager changes or other material amendments to Fund Manager Agreements that occur under these arrangements.

FUND MANAGER ARRANGEMENTS

         The following table sets forth certain information about the Fund Managers for each Fund.


Fund                                        Name and Control Persons           Fee Paid by the Advisor to the
                                               of the Fund Manager             Fund Manager as a Percentage of
                                                                                  Average Daily Net Assets
--------------------------------------------------------------------------------------------------------------------

Growth Fund                             Montag & Caldwell, Inc.          .30% for assets under management
                                        ("Montag & Caldwell").           up to $100,000,000; .25% for
                                        Montag & Caldwell is             assets from $100,000,000 to
                                        controlled by Allagheny          $200,000,000; and .20% for assets
                                        Corporation.                     greater than $200,000,000.

Growth and Income Fund                  Retirement System                .30% for assets under management
                                        Investors Inc. ("RSI")           up to $100,000,000; .25% on the
                                        which is a subsidiary of         next $100,000,000; and .20% for
                                        Retirement System Group          assets greater than $200,000,000.
                                        Inc.

Equity Fund                             OpCap Advisors, which is         .40% for assets under management
                                        a subsidiary of                  up to $100,000,000 and .30%
                                        Oppenheimer Capital, a           thereafter.
                                        general partnership.

Equity Income Fund                      1740 Advisers, Inc.              .30% for assets under management
                                        ("1740 Advisers"). It is a       up to $100,000,000; .25% on the
                                        subsidiary of MONY.              next $100,000,000; and .20%
                                                                         thereafter.

Capital Appreciation Fund               Provident Investment             .50% for assets under management
                                        Counsel, Inc. ("PIC").           up to $100,000,000; .45% for
                                        PIC is a wholly owned            assets under management for the
                                        subsidiary of United Asset       next $100,000,000; .35% for assets
                                        Management, Inc.                 greater than $200,000,000 up to
                                                                         $300,000,000; and .30% thereafter.

Small Company Growth Fund               William D. Witter, Inc.          .65% for assets under management
                                        ("Witter").  Witter is           up to $50 million; .55% for assets
                                        owned by its employees.          under management for the next
                                                                         $50 million; and .45% for assets
                                                                         thereafter.

Small Company Value Fund                GAMCO Investors, Inc.            .40% for assets under management
                                        is a wholly owned                up to $1 billion and .30% for
                                        subsidiary of Gabelli            assets in excess of $1 billion.
                                        Asset Management Inc.

International Growth Fund               Vontobel USA Inc.                .40% for assets under management
                                        "Vontobel". Vontobel is a        up to $100,000,000; .35% for
                                        wholly-owned subsidiary          assets under management from
                                        of Bank J. Vontobel of           $100,000,000 to $200,000,000;
                                        Zurich, Switzerland.             .325% for assets from
                                                                         $200,000,000 to $500,000,000;
                                                                         and .25% for assets greater than
                                                                         $500,000,000.

Global Financial Services Fund          Sanford C. Bernstein &           .50% for assets up to $100 million;
                                        Co., Inc. ("Sanford              .40% for assets from $100 million
                                        Bernstein")  is owned            to $300 million; .30% for assets
                                        by its employees.                over $300 million.

Government Securities Fund              TCW Funds Management,            .30% for assets under management
                                        Inc. The firm is a wholly        up to $50,000,000 and .25% for
                                        owned subsidiary of TCW          assets under management greater
                                        Management Company, a            than $50,000,000.
                                        Nevada corporation,
                                        whose direct and indirect
                                        subsidiaries, including
                                        Trust Company of the
                                        West and TCW Asset
                                        Management Company,
                                        provide a variety of trust,
                                        investment management
                                        and investment advisory
                                        services.

High-Yield Bond Fund                    Caywood-Scholl Capital           .30% for assets under management
                                        Management ("Caywood-            up to $100,000,000 and .25% for
                                        Scholl"). It is a wholly         assets above $100,000,000.
                                        owned subsidiary of
                                        RCM Global Investors
                                        LLC, an affiliate of
                                        Dresdner Bank AG.

Tax-Exempt Income Fund                  MBIA Capital                     .15% for assets under
                                        Management Corp.                 management.
                                        ("MBIA").  It is a wholly
                                        owned subsidiary of
                                        MBIA, Inc.

Managed Fund                            OpCap Advisors, a                .40% for assets under management
                                        majority-owned subsidiary        up to $100,000,000 and .30% for
                                        of Oppenheimer Capital, a        assets in excess of $100,000,000.
                                        general partnership.

Money Market Fund                       Enterprise Capital, a            .35% for assets under
                                        wholly owned subsidiary          management.
                                        of MONY.

         The Advisor is the Fund Manager of the Money Market Fund. It utilizes the services of MONY employees for certain services relating to management of the Fund. These services include but are not limited to the initial credit review of approved issuers and trading. All such services are provided on a cost reimbursement basis.

         The tables below sets forth the 1998, 1997 and 1996 breakdown by Fund of (1) the investment advisory fee paid to the Advisor, (2) the percentage of the Management Fee to be paid by the Advisor to the Fund Manager, (3) the fund management fee paid by the Advisor to the Fund Manager, (4) the net advisory fee left to the Advisor after payment of the fund management fee, and (5) the amount of the expense reimbursement paid by the Advisor to the Fund to assure that expenses incurred by the [Fund] did not exceed 2.0% of average annual net assets for the Equity Funds and 1.3% of average annual net assets for the Income Funds.

                                             1998
FUND                          (1)     (2)     (3)    (4)     (5)
                              ---     ---     ---    ---     ---
Growth
Equity
Growth and Income
Equity Income
Capital Appreciation
Small Company
Growth
Small Company Value
International Growth
Government Securities
High-Yield Bond
Tax-Exempt Income
Managed
Money Market

                                                                            1997
FUND                                      (1)                 (2)           (3)                (4)                (5)
----                                  ------------            ---       -----------        ------------       ------------
Growth                                $  3,331,589            31%       $  1,038,424       $  2,293,165       $         --
Equity                                      15,970            53%              8,516              7,453             99,274
Growth and Income                           63,099            40%             25,240             37,859            102,630
Equity Income                              739,501            40%            293,217            446,285            115,504
Capital Appreciation                       903,281            66%            591,969            311,312                 --
Small Company                               84,918            65%             55,197             29,791            104,369
Growth
Small Company Value                        275,321            53%            146,838            128,483             69,743
International Growth                       478,833            53%            253,500            225,333             62,527
Government Securities                      483,366            47%            226,402            256,963            130,007
High-Yield Bond                            436,989            50%            218,495            218,494            123,123
Tax-Exempt Income                          141,160            50%             70,580             70,580            108,255
Managed                                  2,180,923            45%            972,369          1,208,554                 --
Money Market                               231,118            --                  --            231,118            158,757


                                                                               1996
FUND                                     (1)                  (2)           (3)                (4)                 (5)
----                                  ------------            ---        ----------         -----------         ----------
Growth                                $  1,282,393            37%        $   474,978        $   807,415         $       --
Equity Income                              523,261            40%            209,391            313,870            126,447
Capital Appreciation                       935,780            65%            611,348            324,432                 --
Small Company Value                        153,784            47%             72,105             81,679            128,396
International Growth                       353,427            53%            187,181            166,246             80,932
Government Securities                      490,882            47%            229,645            261,237             94,868
High-Yield Bond                            339,960            50%            170,056            169,904            114,041
Tax-Exempt Income                          162,828            50%             81,452             81,376             51,959
Managed                                  1,164,633            49%            568,181            596,452                 --
Money Market                               160,844             --                 --            160,844             82,594

Distributor's Agreements and Plans of Distribution

         The Distributor is a subsidiary of Enterprise Capital Management, Inc. The Distributor's principal business address is Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326.

         Class A, Class B and Class C shares of each Fund have adopted a separate Distribution Plan (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, Class A, Class B and Class C shares of each of the Funds are authorized to pay the Distributor a distribution fee for expenses incurred in connection with the continuous distribution of shares of the Fund and an account maintenance fee for shareholder servicing. There is no Distribution Plan in effect for Class Y shares.

         Class A Shares. Class A shares of each Fund (except Money Market Fund) pay the Distributor an account maintenance and distribution fee at the annual rates of .45% of each Fund's average daily net assets attributable to Class A shares.

         Class B Shares. Class B shares of each Fund (except Money Market Fund) pay the Distributor a distribution fee at the annual rate of .75% of each Fund's average daily net assets attributable to Class B shares. Class B shares of each Fund (except Money Market Fund) also pay an account maintenance fee at the annual rate of .25% of each Fund's average daily net assets.

         Class C Shares. Class C shares of each Fund (except Money Market Fund) pay the Distributor a distribution fee at the annual rate of .75% of each Fund's average daily net assets attributable to Class C shares. Class C shares of each Fund (except Money Market Fund) also pay an account maintenance fee at the annual rate of .25% of each Fund's average daily net assets attributable to Class C shares.

         Use of Distribution and Account Maintenance Fees. All or a portion of the distribution fees paid by Class A, B or C shares may be used by the Distributor to pay costs of printing reports and prospectuses for potential investors and the costs of other distribution expenses. All or a portion of the account maintenance fees paid by the Class A, Class B or Class C shares may be paid to broker-dealers or others for the provision of personal continuing services to shareholders, including such matters as responding to shareholder inquiries concerning the status of their accounts and assistance in account maintenance matters such as changes in address. Payments under the Plans are not limited to amounts actually paid or expenses actually incurred by the Distributor but cannot exceed the maximum rate set by the Plans or by the Board. It is, therefore, possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plans have the effect of increasing the Corporation's expenses from what they would otherwise be. The Board reviews the Corporation's distribution and account maintenance fee payments and may reduce or eliminate the fee at any time without further obligation of the Corporation.

         In addition to distribution and account maintenance fees paid by the Corporation under Class A, Class B and Class C Plans, the Advisor (or one of its affiliates) may make payments to dealers (including MONY Securities Corp.) and other persons which distribute shares of the Funds (including Class Y shares). Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

                        Distribution Fees and Commissions


                                                                                                         TRAVEL,
                                                                                                         TELEPHONE &
           DISTRIBUTION       COMMISSION         CDSC               COMMISSIONS        MARKETING &       OTHER
           FEES PAID TO       & SALES FEES       COLLECTED &        AND FEES PAID      ADVERTISING       AUTHORIZED
           THE                PAID TO THE        PAID TO THE        TO DEALERS         FEES PAID         FEES PAID
           DISTRIBUTION       DISTRIBUTION       DISTRIBUTION
           ------------       -------------      -------------      --------------     ------------      ------------

1998
1997         $6,667,912       $1,244,343*         $  13,318          $ 4,320,682        $ 2,143,274       $ 3,103,754
1996         $3,696,663       $  692,305          $ 131,372          $ 2,043,128        $ 1,108,160       $ 1,512,246

-----------------
* During the period from [November 3, 1997 through December 31, 1997] [UPDATE], the Distributor reallowed the full applicable sales charge to certain broker/dealers with respect to the sale of shares of the [Growth and Income Fund, Equity Fund, and Small Company Growth Fund.]

MISCELLANEOUS

         The terms of each of the Advisor's Agreement, the Distributor's Agreements and 12b-1 Plans, the Transfer Agent Agreement, the Accounting Agreement and the Fund Manager's Agreements (each an "Agreement," and collectively, the "Agreements") provide that each such Agreement: (i) will automatically terminate upon "assignment," as such term is defined in the Investment Company Act of 1940 (the "1940 Act"); (ii) must be approved annually by the Corporation's Board of Directors or by vote of a majority of the outstanding voting securities; and (iii) must be approved annually in person by vote of a majority of the Directors of the Corporation who are not parties to such contract or "interested persons" (as such term is defined in the 1940 Act) of such party. Each Agreement further provides that it can be terminated without penalty by either party thereto upon 60 days written notice to the other party. The Corporation's Board of Directors most recently approved continuance of the Investment Advisor's Agreement, the Fund Manager's Agreements and the Distributor's Agreements and 12b-1 Plans on February 25, 1999.

          Purchase, Redemption and Pricing of Securities being Offered

         Information concerning purchase and redemption of shares of the Funds, as well as information concerning computation of net asset value per share is set forth in the Prospectus.

         Each Fund offers four separate classes of shares: Class A, B, C and Y shares. Each Class of shares of a Fund represents an identical interest in the investment portfolio of that Fund and has the same rights, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class A shares are subject to an initial sales charge, a distribution fee and service fee, (iii) Class B and Class C shares are subject to a contingent deferred sales charge ("CDSC"), a distribution fee and an ongoing service fee, (iv) only Class B shares have a conversion feature; (v) the Class A, B and C shares have exclusive voting rights with respect to matters related to distribution and servicing expenditures; (vi) Class Y shares are not subject to any sales charge or any distribution, account maintenance or service fee, and (vii) the Classes have separate exchange privileges. In addition, the income attributable to each Class and the dividends payable on the shares of each Class will be reduced by the amount of the distribution fee or service fee, if any, payable by that Class. The distribution-related fees paid with respect to any Class will not be used to finance the distribution expenditures of another Class. Sales personnel may receive different compensation for selling different Classes of shares.

         Fund shares are purchased at the net asset value (plus, with the exception of the Money Market Fund Class A shares and Class Y shares, the applicable sales charge) next determined after the application for purchase of shares is received by the Enterprise Shareholder Services Division of the Fund's Transfer Agent, National Financial Data Services, Inc. (the "Transfer Agent"). The sales charge may be imposed, at the election of the investor, at the time of purchase (Class A shares) or may be deferred (Class B and C shares and Class A shares in excess of $1,000,000). Purchases can be made through most investment dealers who, as part of the service they provide, must transmit orders promptly.

Initial Sales Charge Waivers and Reductions

         No sales charge applies to purchases of Class A shares by any of the following: (a) selling brokers, their employees and their registered representatives; (b) employees, clients or direct referrals of any Fund Manager or of Evaluation Associates, Inc. ("EAI"); (c) directors, former directors, employees or retirees of the Fund or of MONY and its subsidiaries; (d) family including spouses, parents, siblings, children and grandchildren and employee benefit plans of any of the foregoing; (e) certain employee benefit plans qualified under Sections 401 and 403 of the IRC, including salary reduction plans qualified under Section 401(k) of IRC and certain payroll deduction plans, subject to minimum requirements with respect to number of participants or plan assets which may be established by the Distributor; (f) MONY and its subsidiaries; (g) clients of fee-based financial planners; and (h) financial institutions and financial institutions' trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in fiduciary, agency, advisory, custodial or similar capacity.

         In addition, members of certain associations, fraternal groups, franchise organizations and unions may enter into an agreement with the Distributor which allows members to purchase Class A shares at a sales load equal to 75% of the applicable sales charge, subject to minimum requirements, with respect to number of participants or plan assets which may be established by the Distributor. The Dealer Discount will also be adjusted in like manner.

         An investor seeking a reduction in sales charge with respect to a waiver of sales charge by reason of being a member of the above-described groups, must describe the basis for the requested reduction or waiver in documents accompanying any new investment. The

Corporation may terminate, or amend the terms of, offering shares of a Fund at net asset value or at a reduced sales charge at any time.

Exemptions from Class A, B and C CDSC

         No CDSC will be imposed when a shareholder redeems Class A, B or C shares in the following instances: (a) shares or amounts representing increases in the value of an account above the net cost of the investment due to increases in the net asset value per share; (b) shares acquired through reinvestment of income dividends or capital gains distributions; (c) shares acquired by exchange from any Fund, other than the Class A Money Market fund where the exchanged shares would not have been subject to a CDSC upon redemption; and (d) Class A shares purchased in the amount of $1 million or more if held for more than twenty-four (24) months, Class B shares held for more than six years and Class C shares held for more than one year. The CDSC does not apply to purchases of Class A shares at net asset value.

         In determining whether the Class A, B or C CDSC is payable, it will be assumed that shares are not subject to a CDSC are redeemed first and that other shares are then redeemed in the order purchased. No CDSC will be imposed on exchanges to purchase shares of another Fund although a CDSC will be imposed on shares of the acquired Fund purchased by exchange of shares subject to a CDSC. The imposition of an assessment of a CDSC will occur as of the date of the initial investment.

         Special Fiduciary Relationships. The CDSC will not apply with respect to purchase of Class A shares for which the seller dealer is not permitted to receive a sales load or redemption fee imposed on a shareholder with whom such dealer has a fiduciary relationship in accordance with the provisions of the Employee Retirement Income Security Act and regulations thereunder. If such dealer agrees to the reimbursement provision described below, no sales charge will be imposed on sales of $1,000,000 or more and the Distributor will pay to the selling dealer a commission described in the Prospectus.

         For the period of 13 months from the date of the sales referred to in the above paragraph, the distribution fee payable by a Fund to the Distributor pursuant to the Fund's Distribution Plan in connection with such shares will be retained by the Distributor. In the event of a redemption of any such shares within 24 months of purchase, the selling dealer will reimburse the Distributor for the amount of commission paid less the amount of the distribution fee with respect to such shares.

CDSC Waivers and Reductions

         The CDSC will be waived in the event of: (a) distributions to participants or beneficiaries and redemptions (other than redemption of the entire plan) by certain plans, including participant-directed qualified retirement qualified under Section 401(a) of the IRC or from custodial accounts under the IRC Section 403(b)(7), individual retirement accounts under the IRC
Section 408(a), participant-directed non-qualified deferred compensation plans under the IRC section 457 and other employee benefit plans ("plans"), and returns of excess contributions made to these plans; (b) redemption of shares of a shareholder (including a registered joint owner) who has died; (c) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (d) withdrawals under a systematic withdrawal plan where the annual withdrawal does not exceed 10% of the net asset value of the account (only for Class B shares); and (e) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum. The CDSC will also be waived for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in IRC Section 72(t)(2)(A)(iv) prior to age 59 1/2 and required minimum distributions after age 70 1/2. A shareholder will be credited with any CDSC paid in connection with the redemption of any Class A, B, or C shares if within 180 days after such redemption, the proceeds are invested in the same class of shares in the same and/or another Fund.

SERVICES FOR INVESTORS

         For the convenience of investors, the following plans are available. Investors should realize that none of these plans can guarantee profit or insure against loss. The costs of these shareholder plans (exclusive of the employee benefit plans) are paid by the Distributor, except for the normal cost of issuing shares, which is paid by the Corporation.

         AUTOMATIC REINVESTMENT PLAN. All shareholders, unless they request otherwise, are enrolled in the Automatic Reinvestment Plan under which dividends and capital gains distributions on their shares are automatically reinvested in shares of the same Class of Fund(s) at the net asset value per share computed on the record date of such dividends and capital gains distributions. The Automatic Reinvestment Plan may be terminated by participants or by the Corporation at any time. No sales charge is applied upon reinvestment of dividends or capital gains.

         AUTOMATIC BANK DRAFT PLAN. An Automatic Bank Draft Plan is available for investors who wish to purchase shares of one or more of the Funds in amounts of $25 or more on a regular basis by having the amount of the investment automatically deducted from the investor's checking account. The minimum initial investment for this Plan is $100. Forms authorizing this service are available from the Corporation.

         AUTOMATIC INVESTMENT PLAN. An investor may debit any Class of a Fund Account on a monthly basis for automatic investments into one or more of the other Funds of the same Class. The Fund from which the investment will be made is subject to the $1,000 minimum. The investor may then choose to have $50 or more transferred to either an established Fund, or they may open a new account subject to an initial minimum investment of $100.

         Letter of Intent Investments. Any investor may execute a Letter of Intent covering purchases of Class A shares of $100,000 or more, at the public offering price, of Fund shares to be made within a period of 13 months. A reduced sales charge will be applicable to the total dollar amount of Class A shares purchased in the 13-month period provided at least $100,000 is purchased. The minimum initial investment under a Letter of Intent is 5% of the amount indicated in the Letter of Intent. Class A shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. When the full amount indicated has been purchased, the escrow will be released.

         Investors wishing to enter into a Letter of Intent in conjunction with their investment in Class A shares of the Funds should complete the appropriate portion of the new account application.

         Right of Accumulation Discount. Investors who make an additional purchase of Class A shares of a Fund which, when combined with the value of their existing aggregate holdings of shares of a Fund, each calculated at the then applicable net asset value per share, at the time of the additional purchase, equals $100,000 or more, will be entitled to the reduced sales charge shown under "Shareholder Account Information-Class A Shares-Initial Sales Charge Option" in the Prospectus on the full amount of each additional purchase. For purposes of determining the discount, holdings of Fund shares of the investor's spouse, immediate family or accounts controlled by the investor, whether as a single investor or trustee of, or participant in, pooled and similar accounts, will be aggregated upon notification of applicable accounts from the investor.

         Checkwriting. A check redemption feature is available on the Money Market Fund Class A shares with opening balances of $5,000 or more. Redemption checks may be made payable to the order of any person in any amount from $500 to $100,000. Up to five redemption checks per month may be written without charge. Each additional redemption check over five in a given month will be subject to a $5 fee. Redemption checks are free and may be obtained from the Transfer Agent or by contacting the Advisor. A $25 fee will be imposed on any account for stopping payment of a redemption check upon request of the shareholder. It is not possible to use a redemption check to close out an account since additional shares accrue daily.

         Systematic Withdrawal Plan. Investors may elect a Systematic Withdrawal Plan under which a fixed sum will be paid monthly, quarterly, or annually. There is no minimum withdrawal payment required. Shares in the Plan are held on deposit in noncertificate form and any capital gain distributions and dividends from investment income are invested in additional shares of the Fund(s)at net asset value. Shares in the Plan account are then redeemed at net asset value to make each withdrawal payment. Redemptions for the purpose of withdrawals are made on or about the 15th day of the month of payment at that day's closing net asset value, and checks are mailed within five days of the redemption date. Such distributions are subject to applicable taxation.

         Because withdrawal payments may include a return of principal, redemptions for the purpose of making such payments may reduce or even use up the investment, depending upon the size of the payments and the fluctuations of the market price of the underlying Fund securities. For this reason, the payments cannot be considered as a yield of income on the investment.

         Retirement Plans. The Corporation offers various Retirement Plans: IRA (generally for all individuals with employment income); 403(b)(7) (for employees of certain tax-exempt organizations and schools); and corporate pension and profit sharing (including a 401(k) option) plans. For full details as to these plans, you should request a copy of the plan document from the Transfer Agent. After reading the plan, you may wish to consult a competent financial or tax adviser if you are uncertain that the plan is appropriate for your needs.

Conversion of Class B Shares

         Class B shares will automatically convert to Class A shares of the same Fund eight years after the end of the calendar month in which the purchase order for Class B shares was accepted, on the basis of the relative net asset values of the two classes and subject to the following terms: Class B shares acquired through the reinvestment of dividends and distributions ("reinvested Class B shares") will be converted to Class A shares on a pro rata basis only when Class B shares not acquired through reinvestment of dividends or distributions ("purchased Class B shares") are converted. The portion of reinvested Class B shares to be converted will be determined by the ratio that the purchased Class B shares eligible for conversion bear to the total amount of purchased Class B shares eligible in the shareholder's account. For the purposes of calculating the holding period, Class B shares will be deemed to have been issued on the sooner of: (a) the date on which the issuance of Class B shares occurred, or (b) for Class B shares obtained by an exchange or series of exchanges, the date on which the issuance of the original Class B shares occurred. This conversion to Class A shares will relieve Class B shares that have been outstanding for at least eight years (a period of time sufficient for the Distributor to have been compensated for distribution expenses related to such Class B shares) from the higher ongoing distribution fee paid by Class B shares. Only Class B shares have this conversion feature. Conversion of Class B shares to Class A shares is contingent on the continuing availability of a private letter revenue ruling from the Internal Revenue Service affirming that such conversion does not constitute a taxable event for the shareholder under the IRC. If such revenue ruling or an opinion of counsel is no longer available, conversion of Class B shares to Class A shares would have to be suspended, and Class B shares would continue to be subject to the Class B distribution fee until redeemed.

Exchange Privilege

         An exchange represents the sale of shares of one Fund and the purchase of shares of another, which may produce a gain or loss for tax purposes.

         Shares of a Fund which are not subject to a CDSC exchange will be processed at the net asset value next determined after the Transfer Agent receives your exchange request. Shares of a Fund which are subject to a CDSC will be exchangeable on the basis of the relative net asset value per share without payment of any CDSC which might otherwise be due upon redemption of the shares of the Fund. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is "tacked" to the holding period for the newly acquired shares of the other Enterprise Fund. The exchange feature may be modified or discontinued at any time, upon notice to shareholders in accordance with applicable rules adopted by the Securities and Exchange Commission ("SEC"). Your exchange may be processed only if the shares of the Fund to be acquired are eligible for sale in your state and if the exchange privilege may be legally offered in your state.

         Exchange of Class A Shares. You may exchange your Class A shares for Class A shares of any other Fund. Class A shares of any Fund cannot be exchanged for Class B, C or Y shares of any other Fund.

         Exchange of Class B Shares. Class B shares of all Fund are exchangeable for Class B shares of any other Enterprise Fund. Class B shares of any Fund cannot be exchanged for Class A, C or Y shares of any other Fund.

         Exchange of Class C Shares. Class C shares of all Funds are exchangeable for Class C shares of any other Fund. Class C shares of any Fund cannot be exchanged for Class A, B or Y shares of any other Fund.

         The minimum initial investment rules applicable to a Fund apply to any exchange where the exchange results in a new account being opened in such Fund. Exchanged into existing accounts are not subject to minimum amount. Original investment in the Money Market Fund which are transferred to other Funds are not considered Fund exchanges but purchases.

Redemptions -- General

         Payment for redeemed shares is ordinarily made within seven days after receipt by the corporation's transfer agent of redemption instructions in proper form. the redemption privilege may be suspended or payment may be postponed for more than seven days during any period when: (1) the NYSE is closed other than for customary weekend or holiday closings or trading thereon is restricted as determined by the securities and exchange commission; (2) an emergency, as defined by the Securities and Exchange Commission, exists making trading of fund securities or valuation of net assets not reasonably practicable; (3) the Securities and Exchange Commission has by order permitted such suspension or delay.

REDEMPTIONS IN KIND

         The Corporation's Articles of Incorporation provide that it may redeem its shares in cash or with a pro rata portion of the assets of the Corporation. To date, all redemptions have been made in cash, and the Corporation anticipates that all redemptions will be made in cash in the future. In order to meet the requirements of certain state laws, the Corporation has elected, pursuant to Rule 18f-1 under the 1940 Act, to commit itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of: (i) $250,000; or (ii) 1% of the net asset value of the Corporation at the beginning of such period. If shares are redeemed through a distribution of

Corporation securities, the recipient would incur brokerage commissions upon the sale of such securities.

         The Corporation reserves the right to redeem an account at its option upon not less than 45 days' written notice if an account's net asset value is $500 or less and remains so during the notice period.

Determination of Net Asset Value

         The net asset value of each Fund's shares is determined once daily as of the close of the NYSE on each day on which the NYSE is open for trading. The Funds may own securities that are primarily listed on foreign exchanges which trade on Saturday or other customary United States national business holidays. If the Funds do not price their securities on these days, their net asset values may be significantly affected on days when investors have no access to the Funds. The net asset value per share is effective as of the time of computation. In determining net asset value, the price carried by the composite tape of all national exchanges is used.

         Money Market Fund. The net asset value of the Money Market Fund is computed by dividing the total value of the Fund's assets, less liabilities (including dividends payable), by the number of shares outstanding. The assets are determined by valuing the Fund securities at amortized cost, pursuant to Rule 2a-7. The amortized cost method of valuation involves valuing a security at cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         The purpose of the amortized cost method of valuation is to attempt to maintain a constant net asset value per share of $1.00. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is slightly higher or lower than the price the Fund would receive if it sold its Fund securities. Under the direction of the Board of Directors, certain procedures have been adopted to monitor and stabilize the price per share. Calculations are made to compare the value of the Fund securities, valued at amortized cost, with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the bid prices for those instruments. If a deviation of 1/2 of 1% or more between the $1.00 per share net asset value and the net asset value calculated by reference to market valuations has occurred, or if there are any other deviations which the Board of Directors believes will result in dilution or other unfair results material to shareholders, the Board of Directors will consider what action, if any, should be initiated. The Money Market Fund seeks to maintain a constant net asset value of $1.00 but there can be no assurance that the Money Market Fund will be able to maintain a stable net asset value. The Money Market Fund will not maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

         The market value of debt securities usually reflects yields generally available on securities of similar quality. When yields decline, the market value of the Fund holding higher yielding securities can be expected to increase; when yields increase, the market value of the Fund invested at lower yields can be expected to decline. In addition, if the Fund has net redemptions at a time when interest rates have increased, the Fund may be forced to sell Fund securities prior to maturity at a price below the Fund's carrying value. Also, rather than market value, any yield quoted may be different from the yield that would result if the entire Fund were valued at market value, since the amortized cost method does not take market fluctuations into consideration.

         Other Funds. The Funds, other than the Money Market Fund, calculate a share's net asset value by dividing the net assets of the Portfolio by the number of shares then outstanding of such Portfolio. Securities other than money market instruments maturing in 60 days or less which are traded on a national exchange are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the last bid price. Securities other than money market instruments maturing in 60 days or less traded in the over-the-counter market are valued at the last bid price or at yield equivalent as obtained from one or more dealers that make markets in the securities. Securities which are traded both in the over-the-counter market and on a national exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Board of Directors. Debt securities and foreign securities are valued on the basis of independent pricing services approved by the Board of Directors, and such pricing services generally follow the same procedures in valuing foreign equity securities as are described above. Money market instruments with maturities of 60 days or less are valued using the amortized cost method of valuation.

         Computation of Offering Price Per Share. The following is the offering price calculation for each Class of shares of each Fund. The Class A, Class B and Class C calculations are based on the value of each Fund's net assets and number of shares outstanding on December 31, 1998.

                                       Growth Fund                                      Growth and Income Fund
                       -----------------------------------------------      -----------------------------------------------
                       Class A      Class B      Class C       Class Y      Class A       Class B      Class C      Class Y
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Assets.........
                       -------      -------      -------       -------      -------       -------      -------      -------
Number of
Shares
Outstanding........
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........    $            $            $             $            $             $            $            $
                       -------      -------      -------       -------      -------       -------      -------      -------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........                      **           **            **                         **           **          **
                       -------      -------      -------       -------      -------       -------      -------      -------

Offering Price.....    $            $            $             $            $             $            $            $
                       -------      -------      -------       -------      -------       -------      -------      -------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C, and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                       Equity Fund                                      Equity Income Fund
                       -----------------------------------------------      -----------------------------------------------
                       Class A      Class B      Class C       Class Y      Class A       Class B      Class C      Class Y
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Assets.........
                       -------      -------      -------       -------      -------       -------      -------      -------
Number of
Shares
Outstanding........
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........    $            $            $             $            $             $            $            $
                       -------      -------      -------       -------      -------       -------      -------      -------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........                      **           **            **                         **           **          **
                       -------      -------      -------       -------      -------       -------      -------      -------

Offering Price.....    $            $            $             $            $             $            $            $
                       -------      -------      -------       -------      -------       -------      -------      -------



-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C, and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                  Capital Appreciation Fund                           Small Company Growth Fund
                       -----------------------------------------------      -----------------------------------------------
                       Class A      Class B      Class C       Class Y      Class A       Class B      Class C      Class Y
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Assets.........
                       -------      -------      -------       -------      -------       -------      -------      -------
Number of
Shares
Outstanding........
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........    $            $            $             $            $             $            $            $
                       -------      -------      -------       -------      -------       -------      -------      -------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........                      **           **            **                         **           **          **
                       -------      -------      -------       -------      -------       -------      -------      -------

Offering Price.....    $            $            $             $            $             $            $            $
                       -------      -------      -------       -------      -------       -------      -------      -------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                  Small Company Value Fund                             International Growth Fund
                       -----------------------------------------------      -----------------------------------------------
                       Class A      Class B      Class C       Class Y      Class A       Class B      Class C      Class Y
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Assets.........
                       -------      -------      -------       -------      -------       -------      -------      -------
Number of
Shares
Outstanding........
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........    $            $            $             $            $             $            $            $
                       -------      -------      -------       -------      -------       -------      -------      -------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........                      **           **            **                         **           **          **
                       -------      -------      -------       -------      -------       -------      -------      -------

Offering Price.....    $            $            $             $            $             $            $            $
                       -------      -------      -------       -------      -------       -------      -------      -------

------------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                               Global Financial Services Fund                          Government Securities Fund
                       -----------------------------------------------      -----------------------------------------------
                       Class A      Class B      Class C       Class Y      Class A       Class B      Class C      Class Y
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Assets.........
                       -------      -------      -------       -------      -------       -------      -------      -------
Number of
Shares
Outstanding........
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........    $            $            $             $            $             $            $            $
                       -------      -------      -------       -------      -------       -------      -------      -------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........                      **           **            **                         **           **          **
                       -------      -------      -------       -------      -------       -------      -------      -------

Offering Price.....    $            $            $             $            $             $            $            $
                       -------      -------      -------       -------      -------       -------      -------      -------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.


                                    High-Yield Bond Fund                                 Tax-Exempt Income Fund
                       -----------------------------------------------      -----------------------------------------------
                       Class A      Class B      Class C       Class Y      Class A       Class B      Class C      Class Y
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Assets.........
                       -------      -------      -------       -------      -------       -------      -------      -------
Number of
Shares
Outstanding........
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........    $            $            $             $            $             $            $            $
                       -------      -------      -------       -------      -------       -------      -------      -------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........                      **           **            **                         **           **          **
                       -------      -------      -------       -------      -------       -------      -------      -------

Offering Price.....    $            $            $             $            $             $            $            $
                       -------      -------      -------       -------      -------       -------      -------      -------


-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                                        Managed Fund                                       Money Market Fund
                       -----------------------------------------------      -----------------------------------------------
                       Class A      Class B      Class C       Class Y      Class A       Class B      Class C      Class Y
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Assets.........
                       -------      -------      -------       -------      -------       -------      -------      -------
Number of
Shares
Outstanding........
                       -------      -------      -------       -------      -------       -------      -------      -------
Net Asset
Value Per
Share (net
assets divided
by number of
shares) ...........    $            $            $             $            $             $            $            $
                       -------      -------      -------       -------      -------       -------      -------      -------
Sales charge
for Class A
Shares: 4.75%
of offering
price (4.99% of
net asset value
per share)*........                      **           **            **                         **           **          **
                       -------      -------      -------       -------      -------       -------      -------      -------

Offering Price.....    $            $            $             $            $             $            $            $
                       -------      -------      -------       -------      -------       -------      -------      -------

-----------------------
* Rounded to nearest one-hundredth percent; assumes maximum sales charge is applicable.
** Class B, Class C and Class Y shares are not subject to an initial charge. However, Class B and Class C shares may be subject to a CDSC on redemption of shares.

                         Fund Transactions and Brokerage

         Each Fund Manager selects the brokerage firms which complete portfolio transactions for that Fund, subject to the overall direction and review of the Advisor and the Board of Directors of the Corporation.

         The initial criterion which must be met by any Fund Manager in selecting brokers and dealers to effect securities transactions for a Fund is whether such brokers and dealers can obtain the most favorable combination of price and execution for the transaction. This does not mean that the execution decision must be based solely on whether the lowest possible commission costs may be obtained. In seeking to achieve the best combination of price and execution, the Fund Managers evaluate the overall quality and reliability of broker-dealers and the service they provide, including their general execution capability, reliability and integrity, willingness to take positions in securities, general operational capabilities and financial condition.

         Subject to this primary objective, the Fund Managers may select for brokerage transactions those firms which furnish brokerage and research services, including analyses and reports concerning issuers, industries, securities, economic factors and trends, to the Corporation, the Advisor, and the respective Fund Managers, or those firms who agree to pay certain of the Corporation's expenses, including certain custodial and transfer agent services, and, consistent with the National Association of Securities Dealers, Inc. Conduct Rules, those firms which have been active in selling shares of the Corporation. If in the judgment of the Fund Manager the Fund will be benefitted by supplemental research services, a broker furnishing such services may be paid brokerage commissions which are in excess of commissions which another broker may have charged for effecting the same transaction. Fund Managers may execute brokerage transactions through affiliated broker/dealers, subject to compliance with applicable requirements of the federal securities laws.

         The following table sets forth the amounts of the brokerage commissions paid to broker-dealers by each Fund for the fiscal year ended December 31, 1998.


Fund                  Aggregate                                 Brokerage Commissions       Brokerage Commissions Paid
                      Brokerage           Brokerage             Paid to Affiliated Broker-  to Affiliated Broker-Dealers
                      Commission Paid     Commissions Paid To   Dealers as a Percentage of  as a Percentage of the Fund's
                      on Transactions in  Affiliated Broker-    the Fund's Aggregate        Aggregate Dollar Amount of
                      the Fund's          Dealers               Commissions Paid            Transactions Involving
                      Securities                                                            Brokerage Commissions
---------------------------------------------------------------------------------------------------------------------------

Growth
---------------------------------------------------------------------------------------------------------------------------
Growth and Income
---------------------------------------------------------------------------------------------------------------------------
Equity
---------------------------------------------------------------------------------------------------------------------------
Equity Income
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
---------------------------------------------------------------------------------------------------------------------------
Small Company
---------------------------------------------------------------------------------------------------------------------------
Growth
---------------------------------------------------------------------------------------------------------------------------
Small Company Value
---------------------------------------------------------------------------------------------------------------------------
International Growth
---------------------------------------------------------------------------------------------------------------------------
Global Financial
---------------------------------------------------------------------------------------------------------------------------
Services
---------------------------------------------------------------------------------------------------------------------------
Government Securities
---------------------------------------------------------------------------------------------------------------------------

Fund                  Aggregate                                 Brokerage Commissions       Brokerage Commissions Paid
                      Brokerage           Brokerage             Paid to Affiliated Broker-  to Affiliated Broker-Dealers
                      Commission Paid     Commissions Paid To   Dealers as a Percentage of  as a Percentage of the Fund's
                      on Transactions in  Affiliated Broker-    the Fund's Aggregate        Aggregate Dollar Amount of
                      the Fund's          Dealers               Commissions Paid            Transactions Involving
                      Securities                                                            Brokerage Commissions
---------------------------------------------------------------------------------------------------------------------------
High-Yield Bond
---------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Income
---------------------------------------------------------------------------------------------------------------------------
Managed
---------------------------------------------------------------------------------------------------------------------------
Money Market

         The following tables set forth the aggregate brokerage commissions paid by each Fund on transactions in that Fund's securities for the fiscal year ended December 31, 1997 and December 31, 1998.


                                                        1997
                                                           Aggregate Brokerage Commissions Paid on
Fund                                                       Transactions in the Fund's Securities
---------------------------------------------------------------------------------------------------------------------------

Growth
---------------------------------------------------------------------------------------------------------------------------
Growth and Income
---------------------------------------------------------------------------------------------------------------------------
Equity
---------------------------------------------------------------------------------------------------------------------------
Equity Income
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
---------------------------------------------------------------------------------------------------------------------------
Small Company Growth
---------------------------------------------------------------------------------------------------------------------------
Small Company Value
---------------------------------------------------------------------------------------------------------------------------
International Growth
---------------------------------------------------------------------------------------------------------------------------
Government Securities
---------------------------------------------------------------------------------------------------------------------------
High-Yield Bond
---------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Income
---------------------------------------------------------------------------------------------------------------------------
Managed
---------------------------------------------------------------------------------------------------------------------------
Money Market
---------------------------------------------------------------------------------------------------------------------------

                                                        1996
                                                           Aggregate Brokerage Commissions Paid on
Fund                                                       Transactions in the Fund's Securities
---------------------------------------------------------------------------------------------------------------------------

Growth
---------------------------------------------------------------------------------------------------------------------------
Growth and Income
---------------------------------------------------------------------------------------------------------------------------
Equity
---------------------------------------------------------------------------------------------------------------------------
Equity Income
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation
---------------------------------------------------------------------------------------------------------------------------
Small Company Growth
---------------------------------------------------------------------------------------------------------------------------
Small Company Value
---------------------------------------------------------------------------------------------------------------------------
International Growth
---------------------------------------------------------------------------------------------------------------------------
Government Securities
---------------------------------------------------------------------------------------------------------------------------
High-Yield Bond
---------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Income
---------------------------------------------------------------------------------------------------------------------------
Managed
---------------------------------------------------------------------------------------------------------------------------
Money Market
---------------------------------------------------------------------------------------------------------------------------

                             PERFORMANCE COMPARISONS

         From time to time the Corporation may advertise a Fund's average annual total return, other total return data, or yield. Total return and yield are calculated separately for Class A, Class B, Class C and Class Y shares. Total return figures are based on the Fund's historical performance and are not intended to indicate future performance.

         Average annual total return is calculated by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending redemption value according to the following formula: Average annual total return is computed assuming all dividends and distributions are reinvested when received and taking into account all applicable recurring and nonrecurring expenses.

                                  P(1+T)n=ERV

Where:    P   = a hypothetical initial payment of $1,000
          T   = average annual total return
          N   = number of
          ERV = ending redeemable value of hypothetical $1,000 payment made at the beginning of the specified periods at the end of the specified periods.

         Each Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment. Such data will be computed as described above, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data may be quoted. Actual annual or annualized total return data generally will be lower than average total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

         Yield quotations for the Funds, other than the Money Market Fund, is calculated by dividing net investment income of a Fund per share earned during a 30 day period by the maximum offering price per share on the last day of the period according to the following formula:

                             Yield=2[(a-b/cd+1)6-1]

Where:    a = dividends and interest earned during the period.
          b = expenses accrued for the period (net of reimbursements).
          c = the average daily number of shares outstanding during the period, that were entitled to receive dividends.
          d = the maximum offer price per share on the last day of the period.

         Yield quotations for the Money Market Fund will be computed based on a seven day period by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical change reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. The effective yield of the Money Market Fund for a seven-day period is computed by expressing the unannualized return for that period on a compounded, annualized basis by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result according to the following formula:

              Effective Yield=[(Base Period Return + 1)365/7]-1.

         The Money Market Fund's actual yields will fluctuate, and are not necessarily indicative of future actual yields. Actual yields are dependent on such variables as portfolio quality, average portfolio maturity, the type of instruments in which investments are made, changes in interest rates on money market instruments, portfolio expenses and other factors.

         A Fund may also advertise in items of sales literature an "actual distribution rate" which is computed in the same manner as yield except that actual income dividends declared per share during the period in question are substituted for net investment income per share.

         Any distribution rate, yield or total rate of return figure should not be considered as representative of the performance of a Fund in the future. In addition, the Income Funds' performance figures are not directly comparable to those of bank deposits and other similar investments, which maintain a fixed principal value and pay a fixed yield on the principal amount. These Funds' net asset values are not fixed. They vary based not only upon the type, quality and maturities of the securities held in the Funds, but also on the changes in the current value of such securities and on changes in the Funds' expenses. For narrative discussions of the Fund's performance including graphs comparing Funds to various securities indexes, please request a copy of an Annual Report to Shareholders from the Corporation.

         From time to time, a Fund's performance and performance of comparable investments may be compared to that of the Consumer Price Index or various unmanaged indexes such as the Dow Jones Industrial Average, the S&P 500, the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Government Bond Index, Lehman Brothers Mortgage Backed Index, Lehman Brothers Municipal Bond Index, Morgan Stanley Goldmine Index, the Salomon Smith Barney Low Grade Index, the Salomon Smith Barney Analytical Record of Yield and Yield Spreads, the Salomon Smith Barney Corporate Bond Rate-of-Return Index, and the Salomon Smith Barney World Money Market Index, Bond-20 Bond Index; and it may also be compared to the performance of other appropriate fixed income or equity mutual funds or mutual fund indexes as reported by Lipper Analytical Services, Inc. ("Lipper") CDA Investment Technologies, Inc. ("CDA"). Lipper and CDA are widely recognized independent mutual fund reporting services. Lipper and CDA performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges. Investors may also look to mutual fund reporting services such as Computer Directions Advisor Services, Inc., Moody's Bond Survey Index, Nelson's Investment Manager Data Base, Morningstar, Inc. and mortgage trade and other publications to compare the performance of each Fund with other mutual funds in that Fund's category. Also, a Fund's performance may be compared to the historical returns of various investments, performances indexes of those investments or economic indicators, included but not limited to stocks, bonds, certificates of deposit, money market deposit accounts, money market funds and US Treasury Bills. Certain of these alternative investments may offer fixed rates of return and guaranteed principal and may be insured. Betas utilized will be calculated by CDA Investment Technologies, Inc.

         The Corporation's performance may be compared in advertising to the performance of other mutual funds in general or the performance of particular types of mutual funds, especially those with similar objectives. Lipper, an independent mutual fund performance rating service headquartered in Summit, New Jersey, provides rankings which may be used from time to time.

         From time to time, articles about the Corporation regarding its performance or ranking may appear in national publications such as Kiplinger's Personal Finance Magazine, Money Magazine, Financial World, Morningstar, Dalbar, Value Line Mutual Fund Survey, Forbes, Fortune, Business Week, Wall Street Journal, Donaghue Mutual Funds and Barron's. Some of these publications may publish their own rankings or performance reviews of mutual funds, including the Corporation. Reference to or reprints of such articles may be used in the Corporation's promotional literature.

         The Money Market Fund may compare its performance in advertising to the yield on Certificates of Deposit ("CDs") or other investments issued by banks. The Money Market Fund differs from bank investments in that bank products offer fixed or variable rates; principal is fixed and may be insured. Money market funds seek to maintain a stable net asset value and yield fluctuates. Further, the Fund may offer greater liquidity or higher potential returns than CDs.

         The Corporation may advertise examples of the effects of periodic investment plans, including the principal of dollar cost averaging. Dollar cost averaging programs provide an opportunity to invest a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when the price is high and more shares when the price is low. While such a strategy does not assure a profit guard against loss in a declining market, the investor's cost per share can be lower if fixed numbers of shares had been purchased at periodic intervals. In evaluating such a plan, consideration should be given to the shareholder's ability to continue purchasing shares through periods of low price levels.

                                      TAXES

         In order to qualify for federal income tax treatment as a regulated investment company under Subchapter M of the IRC for a taxable year, each Fund must, among other things, (a) derive at least 90% of its gross income during such taxable year from qualifying income (i.e., dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or options thereon, and certain other related income); (b) diversify its holdings so that, at the end of each fiscal quarter of such taxable year, (i) at least 50% of the market value of its total assets is represented by cash, cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited, in the case of other securities for purposes of this calculation, in respect of any one issuer, to an amount not greater than 5% of the value of its total assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government Securities).

         Each Fund has qualified and intends to continue to qualify as a "regulated investment company" under the provisions of the IRC as amended. For purposes of the IRC, each Fund is regarded as a separate regulated investment company. If any Fund qualifies as a "regulated investment company" and complies with distribution requirements applicable to regulated investment companies, the Fund will be relieved of federal income tax on the income and capital gains distributed to shareholders.

         Dividends declared from a Fund's net investment income, including its net realized short-term capital gains in excess of its net realized long-term capital losses, are taxable to its shareholders as ordinary income, whether such dividends are received in cash or additional shares. If, for any taxable year, a Fund complies with certain requirements, some or all of the dividends paid out of the Fund's income from dividends paid by domestic corporations received by the Fund's corporate shareholders may qualify for the 70% dividends received deduction available to corporations. Dividends paid by the Income Funds and the International Growth Fund are not expected to be eligible for dividends received deductions.

         Distributions declared from a Fund's realized net capital gain (realized net capital gains from the sale of assets held for more than 12 months in excess of realized net short-term capital losses) and designated by the Fund as a capital gain dividend in a written notice to the shareholders are taxable to such shareholders as capital gain without regard to the length of time a shareholder has held stock of the Fund and regardless of whether paid in cash or additional shares. Capital gain dividends received by individuals are taxed at the minimum rate of 20%.

         The Funds may be required to withhold for federal income taxes 31% ("Back-Up Withholding") of the distributions and the proceeds of redemptions payable to shareholders who fail to comply with regulations requiring that they provide a correct social security or taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to Back-up Withholding. Corporate shareholders and certain other shareholders specified in the IRC are exempt from Back-Up Withholding.

         Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. In the case of an individual, any such capital gain will be treated as short-term capital gain if the shares were held for not more than 12 months and long-term gain taxable at the maximum rate of 20% if such shares were held for more than 18 months. In the case of a corporation, any such capital gain will be treated as long-term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any such capital loss will be long-term capital loss if the shares were held for more than 12 months. A sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of any long-term capital gains distributions with respect to such shares.

         Generally, any loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date on which the shares are disposed. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

         In certain circumstances (e.g., an exchange), a shareholder who has held shares in a Fund for not more than 90 days may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain or loss realized upon the sale or exchange of shares of the Fund.

         No gain or loss will be recognized by Class B shareholders upon the conversion of Class B shares into Class A shares.


Tax-Exempt Income Fund

         Dividends derived from interest on Municipal Securities and designated by the Tax-Exempt Income Fund as exempt interest dividends by written notice to the shareholders, under existing law, are not subject to federal income tax. Dividends derived from net capital gains realized by the Fund are taxable to shareholders as a capital gain upon distribution. Any short-term capital gains or any taxable interest income or accrued market discount (whether on taxable or tax-exempt securities) realized by the Fund will be distributed as a taxable ordinary income dividend distribution. These rules apply whether such distribution is made in cash or in additional shares. The percentage of income that is tax-exempt is applied uniformly to all distributions made by the Fund during each year. As with shares in all Funds, a sale, exchange or redemption of shares in the Tax-Exempt Income Fund is a taxable event and may result in capital gain or loss. Any capital loss realized from shares held for six months or less is disallowed to the extent of tax-exempt dividend income received.

         The Tax-Exempt Income Fund declares and pays dividends monthly on the last business day of the month. When a shareholder redeems shares of the Fund on other than a dividend payment date, a portion of the shareholder's redemption proceeds will represent accrued tax-exempt income which will be treated as part of the amount realized for purposes of capital gains computations for federal and state or local income tax purposes and will not be tax-exempt.

         Income from certain "private activity" bonds issued after August 7, 1986, are items of tax preference for the alternative minimum tax at a maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the alternative minimum tax on that part of such Fund distributions derived from interest income on those bonds. The Tax-Exempt Income Fund does not intend to invest more than 20% of its assets in private activity bonds. In addition, a portion of a distribution derived from any tax-exempt interest incurred, whether or not from private activity bonds, will be taken into account in determining the corporate alternative minimum tax. In higher income brackets, up to 85% of an individual's Social Security benefits may be subject to federal income tax. Along with other factors, total tax-exempt income, including any tax-exempt dividend income from the Fund, is taken into account in determining that portion of Social Security benefits which is taxed.

         All or a portion of the interest incurred by a shareholder to purchase or carry an investment in the Tax-Exempt Income Fund will not be deductible.

         The treatment for state and local tax purpose of distributions from the Tax-Exempt Income Fund representing Municipal Securities interests will vary according to the laws of state and local taxing authorities.

FOREIGN INCOME TAXES

         Investment income received by the Corporation from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Corporation to a reduced rate of tax or exemption from tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Corporation's assets to be invested within various countries is not known. The Corporation intends to operate so as to obtain treaty-reduced rates of tax where applicable.

         To the extent that the International Growth Fund is liable for foreign income taxes withheld at the source, the Fund also intends to operate so as to meet the requirements of the IRC to "pass through" to the Fund's shareholders credits for foreign income taxes paid, but there can be no assurance that the Fund will be able to do so.

EXCISE TAX

         The federal tax laws impose a 4% nondeductible excise tax on each regulated investment company with respect to the amount, if any, by which such company does not meet certain specified distribution requirements. Each Fund intends to comply with such distribution requirements and thus does not expect to incur the 4% nondeductible excise tax.

GENERAL

         The foregoing is a general and abbreviated summary of the applicable provisions of the IRC and Treasury Regulations in effect, as currently interpreted by the Courts and by the Internal Revenue Service in published revenue rulings and in private letter rulings and is only applicable to U.S. persons. These interpretations can be changed at any time. For the complete provisions, reference should be made to the pertinent IRC sections and the Treasury Regulations promulgated thereunder. The above discussion covers only federal income tax considerations with respect to the Funds and their shareholders. State and local tax laws vary greatly, especially with regard to the treatment of exempt-interest dividends. Shareholders should consult their own tax advisers for more information regarding the federal, state, and local tax treatment of each Fund's shareholders.

         Statements indicating the tax status of distributions to each shareholder will be mailed to each shareholder annually.

                           DIVIDENDS AND DISTRIBUTIONS

         It is the Corporation's intention to distribute substantially all of the net investment income and realized net capital gains, if any, of each Fund. The per share dividends and distribution on each class of shares of a Fund will be reduced as a result of any service fees applicable to that class. For dividend purposes, net investment income of each Fund will consist of substantially all dividends received, interest accrued, net short-term capital gains realized by such Fund less the estimated expenses of such Fund.

         Unless shareholders request otherwise, by notifying the Fund's Transfer Agent, dividends and capital gains distributions will be automatically reinvested in shares of the respective Fund at net asset value; such reinvestments automatically occur on the payment date of such dividends and capital gains distributions. At the election of any shareholder, dividends or capital gains distributions, or both, will be distributed in cash to such shareholders. However, if it is determined that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder, the respective Funds will terminate the shareholder's election to receive dividends and other distributions in cash. Thereafter, the shareholder's subsequent dividends and other distributions will be automatically reinvested in additional shares of the respective Funds until the shareholder notifies the Transfer Agent or the Corporation in writing of his or her correct address and requests in writing that the election to receive dividends and other distributions in each be reinstated.

         Distributions of capital gains from each of the Funds, other than the Money Market Fund, are made annually. Dividends from investment income of the Equity Funds (except the Equity Income Fund) and Managed Fund are declared and paid annually. Dividends on the Equity Income Fund are paid semiannually. Dividends from investment income of the Income Funds are declared daily and paid monthly. Dividends from investment income and any net realized capital gains of the Money Market Fund are declared daily and reinvested monthly in additional shares of the Money Market Fund at net asset value.

         Although the legal rights of each Class of shares are substantially identical, the different expenses borne by each Class will result in different net asset values and dividends for each Class. It is expected, however, that the net asset values of the three Classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution and service related expense accrual differential among the Classes.

                             ADDITIONAL INFORMATION

CAPITAL STOCK

         The authorized capital stock of the Corporation consists of Common Stock, par value $0.10 per share. The shares of Common Stock are divided into 14 series with each series representing a separate Fund. The Board of Directors may determine the number of authorized shares for each series and to create new series of Common Stock. It is anticipated that new Classes will be authorized by the Board from time to time as new Funds with separate investment objectives and policies are established.

         Each Class of shares is entitled to participate in dividends and distributions declared by the respective Funds and in net assets of such Funds upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except that each Class will bear its own distribution and shareholder servicing charges. The shares of each Fund, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion [(except as described above),] exchange or similar rights, and will be freely transferable. Holders of shares of any Fund are entitled to redeem their shares as set forth in the Prospectus. [The rights of redemption and conversion rights are described elsewhere herein and in the Prospectus.]

VOTING RIGHTS

         Shares of each Fund are entitled to one vote per share and fractional votes for fractional shares. The Corporation's shareholders have the right to vote on the election of Directors of the

Corporation and on any and all other matters on which, by law or the provisions of the Corporation's bylaws, they may be entitled to vote. [Voting rights are not cumulative, so that holders of more than 50% of the shares voting in the election of Directors can, if they choose to do so, elect all of the Directors of the Corporation, in which event the holders of the remaining shares are unable to elect any person as a Director.]

         On matters relating to all Funds or Classes of shares and affecting all Funds or Class of shares in the same manner, shareholders of all Funds or Classes of shares are entitled to vote. On any matters affecting only one Fund, only the shareholders of that Fund are entitled to vote. On matters relating to all the Funds but affecting the Funds differently, separate votes by Fund are required. Each Class has exclusive voting rights with respect to matters related to distribution and servicing expenditures, as applicable.

         The Corporation and its Funds are not required by Maryland law to hold annual meetings of shareholders under normal circumstances. The Board of Directors or the shareholders may call special meetings of the shareholders for action by shareholder vote, including the removal of any or all of the Directors, as may be required by either the Articles of Incorporation or bylaws of the Corporation, or the Investment Company Act of 1940. Shareholders possess certain rights related to shareholder communications which, if exercised, could facilitate the calling by shareholders of a special meeting.

REPORTS TO SHAREHOLDERS

         The Corporation sends to all its shareholders annual and semiannual reports, including a list of investment securities held in the Funds.

                CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT

         State Street Bank and Trust Company whose address is One Heritage Drive, The Joseph Palmer Building, North Quincy, Massachusetts, 02171, has been retained to act as custodian of the assets of the Corporation. The custodian is responsible for safeguarding and controlling the cash and securities of the Funds, handling the receipt and delivery of securities and collecting interest and dividends on the Funds' investments.

         National Financial Data Services, Inc. acts as the Corporation's Transfer Agent and Dividend Disbursing Agent. National Financial Data Services, Inc. is a joint venture of State Street Bank & Trust Company of Boston, Massachusetts, and DST Systems, Inc. of Kansas City, Missouri.




                             INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, whose address is 1100 Campanile Building, Atlanta, Georgia, 30309, has been retained to serve as the Corporation's independent accountants. The independent accountants are responsible for auditing the annual financial statements of the Funds.

                              FINANCIAL STATEMENTS

                                   APPENDIX A

                      RATINGS OF CORPORATE DEBT SECURITIES


MOODY'S INVESTORS SERVICE, INC.  (1)

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.

Baa Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements: their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterize bonds in this case.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

    ---------------------
    (1) Moody's applies numerical modifiers, 1, 2 and 3 in generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

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



    STANDARD & POOR'S CORPORATION (2)

AAA Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest-rated issues only in a small degree.

A Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher-rated categories.

BB, Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominately B, speculative with respect to the issuer's capacity to pay interest and repay principal in
CCC, accordance with the terms of the obligation. BB indicates the lowest degree of
CC speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    ----------------------
    (2) Plus (+) or Minus (-): The ratings from AA to BB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                   APPENDIX B

    DESCRIPTION OF MUNICIPAL SECURITIES

         Municipal Securities are notes and bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from federal income taxes and, in certain instances, applicable state or local income taxes. These securities are traded primarily in the over-the-counter market.

         Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works and gas and electric utilities. Municipal Securities may also be issued in connection with the refunding of outstanding Municipal Securities obligations, obtaining funds to lend to other public institutions and for general operating expenses. Industrial Development Bonds ("IDBs") are issued by or on behalf of public authorities to obtain funds to provide privately operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities and are considered tax-exempt bonds if the interest thereon is exempt from federal income taxes.

         The two principal classifications of tax-exempt bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although IDBs are issued by municipal authorities, they are generally secured only by the revenues derived from payment of the industrial user. The payment of principal and interest on IDBs is dependent solely upon the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

         Tax-exempt notes are of short maturity, generally less than three years. They include such securities as Project Notes, Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes and Construction Loan Notes. Tax-exempt commercial paper consists of short-term obligations generally having a maturity of less than nine months.

         New issues of Municipal Securities are normally offered on a when-issued basis, which means that delivery and payment for these securities normally takes place 15 to 45 days after the date of commitment to purchase.

         Yields of Municipal Securities depend upon a number of factors, including economic, money and capital market conditions, the volume of Municipal Securities available, conditions within the Municipal Securities market, and the maturity, rating and size of individual offerings.

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

    Changes in market values of Municipal Securities may vary inversely in relation to changes in interest rates. The magnitude of changes in market values in response to changes in market rates of interest typically varies in proportion to the quality and maturity of obligations. In general, among Municipal Securities of comparable quality, the longer the maturity, the higher the yield, and the greater potential for price fluctuations.

FLOATING RATE AND VARIABLE RATE SECURITIES

         The Tax-Exempt Income Fund may invest in floating rate and variable rate tax-exempt securities. These securities are normally IDBs or revenue bonds that provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of treasury bills or bonds or the prime rate at a major commercial bank and provide that the holders of the securities can demand payment of the obligation on short notice at par plus accrued interest, which amount may be more or less than the amount initially paid for the bonds. Floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate, while variable rate securities provide for a specific periodic adjustment in the interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must be equivalent to the long-term bond or commercial paper rating stated above.

                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits.

         (a)      (i) Registrant's Charter [Articles of Incorporation]:
                  Incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on April 28, 1994.

                  (ii) Amendment to Charter [Articles of Incorporation] dated April 26, 1995: Incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on April 26, 1995.

         (b) (i) By-Laws: Incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on April 28, 1994.

                  (ii) Amendment to By-Laws, dated November 17, 1994:
                  Incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on April 26, 1995.

         (c) Specimen share certificate: Incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on November 27, 1987.

         (d)      (i)      Investment Adviser's Agreement between Registrant and
                           Enterprise Capital Management, Inc. ("Enterprise
                           Capital").*

                  (ii) Portfolio Manager's Agreement between Enterprise Capital and Montag & Caldwell, Inc.*

                  (iii) Portfolio Manager's Agreement Between Enterprise Capital and Retirement System Investors Inc.*

                  (iv) Portfolio Manager's Agreement between Enterprise Capital and OpCap Advisors*

                  (v) Portfolio Manager's Agreement between Enterprise Capital and 1740 Advisers, Inc.*

                  (vi) Portfolio Manager's Agreement between Enterprise Capital and Provident Investment counsel, Inc.*

                  (vii) Portfolio Manager's Agreement between Enterprise Capital and William D. Witter, Inc.*

                  (viii) Portfolio Manager's Agreement between Enterprise Capital and GAMCO Investors, Inc.*

                  (ix) Portfolio Manager's Agreement between Enterprise Capital and Vontobel USA Inc.*

                  (x) Portfolio Manager's Agreement between Enterprise Capital and Sanford C. Bernstein & Co., Inc.*

                  (xi) Portfolio Manager's Agreement between Enterprise Capital and Caywood-Scholl Capital Management*

         (e)      (i)      General Distributor's Agreement: Incorporated herein
                           by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A
                           (File No. 2-28097) filed on April 28, 1994.

                  (ii) Addendum to Distributor's Agreement: Incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on April 26, 1995.

                  (iii) Prototype Soliciting Broker/Dealer Agreement. Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on March 2, 1998.

         (f)      Not applicable.

         (g) Form of Custodian Contract: Incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on April 28, 1994.

         (h)      Not applicable.

         (i)      Opinion and Consent of Counsel.*

         (j)      Consent of PricewaterhouseCoopers LLP.*

         (k)      Not applicable.

         (l)      Not applicable.

         (m) Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for Class A, B and C shares. Incorporated herein by reference to Exhibit 6(i) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File No. 2-28097) filed on March 2, 1998.

         (n)      Financial Data Schedules.*

         (o)      (i)   18f-3 Plan.*

                  (ii)  Powers of Attorney.*

*  To be filed by amendment on or before May 3, 1999.


Item 24. Persons Controlled By or Under Common Control with Registrant.

         There are no persons controlled by or under common control with Registrant.

Item 25. Indemnification.

         Reference is made to the provisions of Article Six of Registrant's Articles of Incorporation which is incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (File No. 2-28097) filed on April 26, 1995.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provision or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser.

         See "Management of The Fund" in the Prospectus and "Investment Advisory and Other Services" in the Statement of Additional Information for information regarding the business and other connections of the Investment Adviser

         For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Enterprise Capital Management, Inc. reference is made to Part B of Post-Effective Amendment to the Registrant's Registration Statement and to the registration of Form ADV (File No. ) of Enterprise Capital Management, Inc. filed under the Investment Adviser Act of 1940, which is incorporated herein by reference.

         Montag & Caldwell, Inc., Retirement System Investors, Inc., OpCap Advisors, 1740 Advisers, Inc., Provident Investment Counsel, Inc., William D. Witter, Inc., Gabelli Asset Management Company, Brinson Partners, Inc., Sanford C. Bernstein & Co., Inc., TCW Funds Management, Inc., Caywood-Scholl Capital Management, and MBIA Capital Management Corp.; the Fund Managers of certain of the Funds of the Registrant, are primarily engaged in the business of rendering investment advisory services. Reference is made to the recent Form ADV and schedules thereto on file with the Commission for a description of the names and employment of the directors and officers of the following Fund Managers, and other required information:

                                                                       File No.
                                                                       --------
         Montag & Caldwell, Inc.                                       801-15398
         Retirement System Investors, Inc.                             801-36893
         OpCap Advisors                                                801-27180
         1740 Advisers, Inc.                                           801-8176
         Provident Investment Counsel, Inc.                            801-30020
         William D. Witter, Inc.                                       801-12695
         Gabelli Asset Management Company                              801-14132
         Vontobel USA Inc.
         Sanford C. Bernstein & Co., Inc.                              801-10488
         TCW Funds Management Corp.                                    801-29075
         Caywood-Scholl Capital Management                             801-26996
         MBIA Capital Management Corp.                                 801-46649

Item 27. Principal Underwriters.

         (a) Enterprise Fund Distributors, Inc. is the principal underwriter of the Funds' shares.

         (b) The information contained in the registration on Form BD of Enterprise Fund

                  Distributor's Inc. (File No. ________), filed under the Securities Exchange Act of 1934, is incorporated herein by reference.

         (c)      Inapplicable.

Item 28. Location and Accounts and Records.


Entity                                  Function                                Address
------                                  --------                                -------

The Enterprise Group of                 Registrant                              Atlanta Financial Center
Funds, Inc.                                                                     3343 Peachtree Road, N.E.
                                                                                Suite 450
                                                                                Atlanta, GA 30326
Enterprise Capital Group                Investment Adviser                      Same as above.
Management, Inc.

Enterprise Fund Distributors,           Distributor                             Same as above.
Inc.

State Street Bank and Trust             Custodian                               One Heritage Drive
Company                                                                         The Joseph Palmer
                                                                                Building
                                                                                North Quincy, MA 02171

National Financial Data                 Transfer Agent and                      330 W. 9th Street
Services, Inc.                          Dividend Disbursing Agent               Kansas City, MO 64105


The records of the Fund Managers are kept at the following locations:


Growth Fund                             Montag & Caldwell, Inc.
                                        1100 Atlanta Financial Center
                                        3343 Peachtree Road, N.E.
                                        Atlanta, GA 30326

Growth & Income Fund                    Retirement Systems Investors, Inc.
                                        317 Madison Avenue
                                        New York, NY 10017 [CONFIRM ZIP]

Equity Fund                             OpCap Advisors
                                        One World Financial Center
                                        New York, NY 10281

Equity Income Fund                      1740 Advisers, Inc.
                                        1740 Broadway
                                        New York, NY 10019

Capital Appreciation Fund               Provident Investment Counsel
                                        300 North Lake Avenue
                                        Pasadena, CA 91101


Small Company Growth Fund               William D. Witter, Inc.
                                        One Citicorp Center
                                        153 East 53rd Street
                                        New York, NY 10022

Small Company Value Fund                GAMCO Investors, Inc.
                                        One Corporate Center
                                        Rye, NY 10580

International Growth Fund               Vontobel USA, Inc.
                                        450 Park Avenue
                                        New York, New York 10022

Global Financial Services Fund          Sanford C. Bernstein & Co., Inc.
                                        767 Fifth Avenue
                                        New York, NY 10153-0185

Government Securities Fund              TCW Funds Management, Inc.
                                        865 South Figueroa Street, Suite 1800
                                        Los Angeles, CA 90017

High-Yield Bond Fund                    Caywood-Scholl Capital Management
                                        4350 Executive Drive, Suite 125
                                        San Diego, CA 92121

Tax-Exempt Income Fund                  MBIA Capital Management Corp.
                                        113 King Street
                                        Armonk, NY 10504

Managed Fund                            OpCap Advisors
                                        One World Financial Center
                                        New York, NY 10281

Money Market Fund                       Enterprise Capital Management, Inc.
                                        Atlanta Financial Center
                                        3343 Peachtree Road, N.E.,
                                        Suite 450
                                        Atlanta, GA 30326

Item 29. Management Services.

         Inapplicable.

Item 30. Undertakings.

         Inapplicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Atlanta, State of Georgia, on the 25th day of February 1999.

                                      THE ENTERPRISE GROUP OF FUNDS,
                                      INC.

                                      By: /s/ Victor Ugolyn
                                         ----------------------------
                                         Victor Ugolyn
                                         Chairman, President and Chief Executive
                                         Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of the Registrant has been signed below by the following persons in the capacities and on the date indicated:



/s/ Victor Ugolyn
---------------------------------     Chairman, President and Chief            February 25, 1999
Victor Ugolyn                         Executive Officer

/s/ Phillip G. Goff
---------------------------------     Principal Financial and Accounting       February 25, 1999
Phillip G. Goff                       Officer

                *
---------------------------------
Arthur T. Dietz                       Director                                 February 25, 1999

                *
---------------------------------
Samuel J. Foti                        Director                                 February 25, 1999

                *
---------------------------------
Arthur Howell                         Director                                 February 25, 1999

                *
---------------------------------
Lonnie Hope                           Director                                 February 25, 1999

                *
---------------------------------
William A. Mitchell, Jr.              Director                                 February 25, 1999

                *
---------------------------------
Michael I. Roth                       Director                                 February 25, 1999

By: /s/ Catherine R. McClellan
   ------------------------------
         (Attorney-in-Fact)

                                 [EXHIBIT INDEX




    Exhibit                        Description
    Number                         -----------
    ------

(d)             Investment Advisory and Management Agreement
(e)(i)          Distribution Agreement
(i)             Opinion and Consent of Counsel
(j)             Consent of Independent Accountants
(m)(i)          Distribution Plans pursuant to Rule 12b-1 (Class A shares).
(m)(ii)         Distribution Plans pursuant to Rule 12b-1 (Class B shares).
(m)(iii)        Distribution Plan pursuant to Rule 12b-1 (Class II shares).
(n)             Financial Data Schedules]